     As filed with the Securities and Exchange Commission on April 13, 2016

                                                            File Nos. 333-200323
                                                                       811-03365


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4



            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      PRE-EFFECTIVE AMENDMENT NO.                       [ ]
                     POST-EFFECTIVE AMENDMENT NO. 3                     [X]
                                  AND
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                           AMENDMENT NO. 605                            [X]


                        (Check Appropriate Box or Boxes)


                    MetLife Investors USA Separate Account A
                           (Exact Name of Registrant)


                         MetLife Insurance Company USA
                              (Name of Depositor)


                        11225 North Community House Road
                              Charlotte, NC 28277
        (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code
                                 (212) 578-9500


                    (Name and Address of Agent for Service)

                              Eric T. Steigerwalt
                                   President
                         MetLife Insurance Company USA
                        11225 North Community House Road
                              Charlotte, NC 28277


                                   COPIES TO:

                                W. Thomas Conner
                                 Reed Smith LLP
                              1301 K Street, N.W.
                            Suite 1100 - East Tower
                          Washington, D.C. 20005-3373


                 Approximate Date of Proposed Public Offering:



              On May 1, 2016 or as soon thereafter as practicable.


It is proposed that this filing will become effective (check appropriate box):

[ ]    immediately upon filing pursuant to paragraph (b) of Rule 485.


[X]    on May 1, 2016 pursuant to paragraph (b) of Rule 485.


[ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]    on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered: Interest in a separate account under individual flexible premium deferred variable annuity contracts.

                                                  THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY


                                                   METLIFE INSURANCE COMPANY USA



                                                                             AND



                                       METLIFE INVESTORS USA SEPARATE ACCOUNT A





                                   METLIFE INVESTMENT PORTFOLIO ARCHITECT(SM) -

                                                                STANDARD VERSION

                                   METLIFE INVESTMENT PORTFOLIO ARCHITECT(SM) -
                                                                  C SHARE OPTION






                                                                     MAY 1, 2016




This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Insurance Company USA (MetLife USA or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans.




The annuity contract has 79 investment choices -- a Fixed Account that offers an interest rate guaranteed by us, and 78 Investment Portfolios listed below. IF YOU SELECT THE C SHARE OPTION, THE FIXED ACCOUNT IS NOT AVAILABLE
                                                       AS AN INVESTMENT CHOICE.



AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 4)

     American Funds Global Small Capitalization Fund



BLACKROCK VARIABLE SERIES FUNDS, INC. (CLASS III)

     BlackRock Global Allocation V.I. Fund




IVY FUNDS VARIABLE INSURANCE PORTFOLIOS


     Ivy Funds VIP Asset Strategy Fund



LEGG MASON PARTNERS VARIABLE EQUITY TRUST (CLASS II)

     Permal Alternative Select VIT Portfolio


MET INVESTORS SERIES TRUST


     AB Global Dynamic Allocation Portfolio (Class B)


     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio (Class B)

     American Funds(R) Balanced Allocation Portfolio (Class C)

     American Funds(R) Growth Allocation Portfolio (Class C)

     American Funds(R) Growth Portfolio (Class C)

     American Funds(R) Moderate Allocation Portfolio (Class C)

     AQR Global Risk Balanced Portfolio (Class B)

     BlackRock Global Tactical Strategies Portfolio (Class B)

     BlackRock High Yield Portfolio (Class B)

     Clarion Global Real Estate Portfolio (Class B)

     ClearBridge Aggressive Growth Portfolio (Class B)

     Goldman Sachs Mid Cap Value Portfolio (Class B)

     Harris Oakmark International Portfolio (Class B)

     Invesco Balanced-Risk Allocation Portfolio (Class B)

     Invesco Comstock Portfolio (Class B)

     Invesco Mid Cap Value Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class B)

     JPMorgan Core Bond Portfolio (Class B)

     JPMorgan Global Active Allocation Portfolio (Class B)

     JPMorgan Small Cap Value Portfolio (Class B)

     Loomis Sayles Global Markets Portfolio (Class B)


     Met/Aberdeen Emerging Markets Equity Portfolio (Class B) (formerly MFS(R)
         Emerging Markets Equity Portfolio)


     Met/Artisan International Portfolio (Class B)

     Met/Eaton Vance Floating Rate Portfolio (Class B)

     Met/Franklin Low Duration Total Return Portfolio (Class B)

     Met/Templeton International Bond Portfolio (Class B)


     Met/Wellington Large Cap Research Portfolio (Class B) (formerly WMC Large
         Cap Research Portfolio)


     MetLife Asset Allocation 100 Portfolio (Class B)

     MetLife Balanced Plus Portfolio (Class B)

     MetLife Multi-Index Targeted Risk Portfolio (Class B)


     MetLife Small Cap Value Portfolio (Class B)


     MFS(R) Research International Portfolio (Class B)

     Morgan Stanley Mid Cap Growth Portfolio (Class B)

     Oppenheimer Global Equity Portfolio (Class B)

     PanAgora Global Diversified Risk Portfolio (Class B)

     PIMCO Inflation Protected Bond Portfolio (Class B)


     PIMCO Total Return Portfolio (Class B)


     Pyramis(R) Government Income Portfolio (Class B)

     Pyramis(R) Managed Risk Portfolio (Class B)

     Schroders Global Multi-Asset Portfolio (Class B)

     SSGA Growth and Income ETF Portfolio (Class B)

     SSGA Growth ETF Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class B)


     TCW Core Fixed Income Portfolio (Class B)




METROPOLITAN SERIES FUND

     Baillie Gifford International Stock Portfolio (Class B)

     Barclays Aggregate Bond Index Portfolio (Class G)

     BlackRock Bond Income Portfolio (Class B)

     BlackRock Capital Appreciation Portfolio (Class B)

     BlackRock Large Cap Value Portfolio (Class B)


     BlackRock Ultra-Short Term Bond Portfolio (Class B) (formerly BlackRock
         Money Market Portfolio)


     Jennison Growth Portfolio (Class B)

     Loomis Sayles Small Cap Core Portfolio (Class B)

     Met/Dimensional International Small Company Portfolio (Class B)


     Met/Wellington Core Equity Opportunities Portfolio (Class B) (formerly WMC
         Core Equity Opportunities Portfolio)


     MetLife Asset Allocation 20 Portfolio (Class B)

     MetLife Asset Allocation 40 Portfolio (Class B)

     MetLife Asset Allocation 60 Portfolio (Class B)

     MetLife Asset Allocation 80 Portfolio (Class B)

     MetLife Mid Cap Stock Index Portfolio (Class G)

     MetLife Stock Index Portfolio (Class G)

     MFS(R) Value Portfolio (Class B)

     MSCI EAFE(R) Index Portfolio (Class G)

     Neuberger Berman Genesis Portfolio (Class B)

     Russell 2000(R) Index Portfolio (Class G)

     T. Rowe Price Large Cap Growth Portfolio (Class B)

     T. Rowe Price Small Cap Growth Portfolio (Class G)

     Van Eck Global Natural Resources Portfolio (Class B)

     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)


     Western Asset Management U.S. Government Portfolio (Class B)




PIMCO VARIABLE INSURANCE TRUST (CLASS M)

     PIMCO CommodityRealReturn(R) Strategy Portfolio

     PIMCO Emerging Markets Bond Portfolio

     PIMCO Unconstrained Bond Portfolio



THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS II)

     Global Infrastructure Portfolio




VANECK VIP TRUST (CLASS S)

     VanEck VIP Long/Short Equity Index Fund



Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife USA Variable Annuity Contract.



To learn more about the MetLife USA Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2016. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 56 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496, visit our website at WWW.METLIFE.COM, or write to us at: 11225 North Community House Road, Charlotte, NC 28277.



The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



May 1, 2016

TABLE OF CONTENTS                                              PAGE
                         PAGE






INDEX OF SPECIAL TERMS..................................   5
HIGHLIGHTS..............................................   5
FEE TABLES AND EXAMPLES.................................   7
1. THE ANNUITY CONTRACT.................................  15
2. PURCHASE.............................................  15
     Purchase Payments..................................  16
     Termination for Low Account Value..................  16
     Allocation of Purchase Payments....................  16
     Free Look..........................................  17
     Accumulation Units.................................  17
     Account Value......................................  18
     Replacement of Contracts...........................  18
     Owning Multiple Contracts..........................  19
3. INVESTMENT OPTIONS...................................  19
     Investment Portfolios That Are Funds-of-Funds......  23
     Transfers..........................................  23
     Asset Allocation Program -- Blueprint Models.......  26
     Dollar Cost Averaging Program (DCA)................  28
     Automatic Rebalancing Program......................  29
     Voting Rights......................................  29
     Substitution of Investment Options.................  29
4. EXPENSES.............................................  30
     Product Charges....................................  30
     Account Fee........................................  30
     Withdrawal Charge..................................  31
     Reduction or Elimination of the Withdrawal
       Charge...........................................  31
     Premium and Other Taxes............................  32
     Transfer Fee.......................................  32
     Income Taxes.......................................  32
     Investment Portfolio Expenses......................  32
5.       ANNUITY PAYMENTS
     (THE INCOME PHASE).................................  33
     Annuity Date.......................................  33
     Annuity Payments...................................  33
     Annuity Options....................................  34
     Variable Annuity Payments..........................  35
     Fixed Annuity Payments.............................  35
6. ACCESS TO YOUR MONEY.................................  36
     Systematic Withdrawal Program......................  37
     Suspension of Payments or Transfers................  37
7. PERFORMANCE..........................................  37


8. DEATH BENEFIT........................................  38
     Upon Your Death....................................  38
     Standard Death Benefit (Account Value).............  39
     Optional Death Benefit -- Return of Premium........  39
     General Death Benefit Provisions...................  39
     Spousal Continuation...............................  40
     Death of the Annuitant.............................  40
     Controlled Payout..................................  40
9. FEDERAL INCOME TAX STATUS............................  40
     Non-Qualified Contracts............................  41
     Qualified Contracts................................  44
10. OTHER INFORMATION...................................  49
     MetLife USA........................................  49
     The Separate Account...............................  50
     Distributor........................................  50
     Selling Firms......................................  51
     Requests and Elections.............................  53
     Ownership..........................................  54
     Legal Proceedings..................................  55
     Financial Statements...............................  55
TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION..................................  56
APPENDIX A.............................................. A-1
     Condensed Financial Information.................... A-1
APPENDIX B.............................................. B-1
     Participating Investment Portfolios................ B-1
APPENDIX C.............................................. C-1
     Death Benefit Example.............................. C-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.


                                                                            PAGE
Account Value............................................................ 18
Accumulation Phase....................................................... 15
Accumulation Unit........................................................ 18
Annuitant................................................................ 55
Annuity Date............................................................. 33
Annuity Options.......................................................... 34
Annuity Payments......................................................... 33
Annuity Service Center..................................................... 6
Annuity Units............................................................ 33
Beneficiary.............................................................. 54
Business Day............................................................. 17
Contract Year............................................................ 16
Fixed Account............................................................ 15
Free Look................................................................ 17
Good Order............................................................... 53
Income Phase............................................................. 15
Investment Portfolios.................................................... 19
Joint Owners............................................................. 54
Owner.................................................................... 54
Purchase Payment......................................................... 16
Separate Account......................................................... 50

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. We are obligated to pay all money we owe under the contracts, including death benefits and income payments. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information -- The Separate Account".)


The contract allows you to select one of two different charge structures, referred to as a class, based on your specific situation. The two classes of the contract are the Standard Version and the C Share Option. Each class imposes different mortality and expense charges, and the Standard Version of the contract imposes a withdrawal charge. Depending on your expectations and preferences, you can choose the class that best meets your needs.


Prior to issuance, you must select either:

o The Standard Version of the contract, which imposes a withdrawal charge on withdrawals equal to a maximum of 7% of each Purchase Payment, reducing over five years, and a mortality and expense charge that is lower than the mortality and expense charge of the C Share Option; or

o The C Share Option, which imposes no withdrawal charge but has a mortality and expense charge that is higher than the mortality and expense charge of the Standard Version.

If you elect the C Share Option, you may make withdrawals from your contract, including a complete withdrawal, at any time without paying a withdrawal charge, whereas you would need to wait until the sixth Contract Year (i.e., the Contract Year starting on the day after your fifth contract anniversary) under the Standard Version to make a complete withdrawal without a withdrawal charge. However, the C Share Option has a higher mortality and expense charge for the duration of the contract whereas under the Standard Version the withdrawal charge is reduced to 0% after five complete years from the receipt of each Purchase Payment. Which class of the contract is appropriate for you will depend on your particular circumstances, for example the size and timing of Purchase Payments and withdrawals you expect to make. In addition, the Fixed Account is not available if you select the C Share Option. You should carefully consider which of the two classes is appropriate for you.


The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. For the Standard Version, if you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 7%. (There are no withdrawal charges for the C Share Option.) Certain withdrawals, depending on the amount and timing, may negatively impact the guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your guarantees. The impact of withdrawals generally on your guarantees is discussed in the corresponding sections of the prospectus describing such guarantees.


The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract.



You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase. There is no death benefit during the Income Phase, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see "Annuity Payments (The Income Phase)" for more information).



TAX DEFERRAL AND CERTAIN OWNERS. The contracts are offered for individuals, some tax qualified and non-tax qualified retirement plans, and certain corporations and other non-natural persons. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. In addition, non-tax qualified contracts owned by a non-natural person such as a corporation or certain other legal entities (other than a trust that holds the contract as agent for a natural person) do not receive tax deferral on earnings. Therefore, there should be reasons other than tax deferral for acquiring the contract by a corporation or certain other legal entities, or within a qualified plan. (See "Federal Income Tax Status.")


STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, Free Look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, and the requirements for unisex annuity rates. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and, for the Standard Version, any interest credited by the Fixed Account, if applicable). You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the Free Look period. We will return your Purchase Payment if required by law.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract (unless the contract is owned by a corporation or other legal entity not holding the contract as agent for a natural person). If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., is a corporation, partnership, or a trust other than a trust that holds the contract as agent for a natural person), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person or, subject to our administrative procedures, a corporation or other legal entity we approve. The Owner of this contract, if held by or for the benefit of a natural person, can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other legal entities to fund a qualified or non-qualified retirement plan except to the extent an employer is the purchaser of a SEP contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the optional Return of Premium death benefit.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the death benefits.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:


                    MetLife Investors Distribution Company

                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (800) 343-8496


ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.



Contact us at WWW.METLIFE.COM for more information and to enroll.

FEE TABLES AND EXAMPLES


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.


--------------------------------------------------------------------------------
OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE
METLIFE INVESTMENT PORTFOLIO ARCHITECT - STANDARD VERSION (Note 1)   7%
(as a percentage of Purchase Payments)
METLIFE INVESTMENT PORTFOLIO ARCHITECT - C SHARE OPTION              None
(as a percentage of Purchase Payments)
TRANSFER FEE (Note 2)                                                $25
                                                                     $0 (First 12 per year)

--------------------------------------------------------------------------------



 Note 1. For the Standard Version of the contract, if an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See "Expenses -- Withdrawal Charge.")



       Number of Complete Years from     Withdrawal Charge
       Receipt of Purchase Payment       (% of Purchase Payment)
       -------------------------------   ------------------------
                     0                              7
                     1                              7
                     2                              6
                     3                              6
                     4                              5
              5 and thereafter                      0

 Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. MetLife USA is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------




ACCOUNT FEE (Note 1)   $30

SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)

(referred to as Separate Account Product Charges)

(as a percentage of average Account Value in the Separate Account)




METLIFE INVESTMENT PORTFOLIO ARCHITECT -  STANDARD
---------------------------------------------------
VERSION
---------------------------------------------------
Mortality and Expense Charge                        0.85%
Administration Charge (Note 3)                      0.25%
                                                    ----
Total Separate Account Annual Expenses              1.10%
Optional Death Benefit -- Return of Premium         0.25%
Total Separate Account Annual Expenses
Including Charge for Optional Death Benefit         1.35%
METLIFE INVESTMENT PORTFOLIO ARCHITECT -  C SHARE
---------------------------------------------------
OPTION
---------------------------------------------------
Mortality and Expense Charge                        1.10%
Administration Charge                               0.25%
                                                    ----
Total Separate Account Annual Expenses              1.35%
Optional Death Benefit -- Return of Premium         0.25%
Total Separate Account Annual Expenses
Including Charge for Optional Death Benefit         1.60%


--------------------------------------------------------------------------------












 Note 1. An account fee of $30 is charged on the last day of each Contract Year if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses.")



     Note 2. Certain charges may not apply during the Income Phase of the contract. (See "Expenses.")




 Note 3. The administration charge may be reduced in certain circumstances. For contracts with $500,000 or greater in cumulative Purchase Payments, the administration charge is reduced to 0.10% for the Standard Version and 0.15% for the C Share Option. Please see "Expenses - Product Charges - Reduced Administration Charge" for more information.

--------------------------------------------------------------------------------
THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED
BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES. FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION -- DISTRIBUTOR."



MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES




                                                                            Minimum  Maximum
                                                                          --------- --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Investment Portfolio assets, including   0.57%     8.14%
management fees, distribution and/or service (12b-1) fees, and other expenses)


INVESTMENT PORTFOLIO FEES AND EXPENSES

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.




                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Global Small                   0.69%         0.25%       0.29%
  Capitalization Fund

BLACKROCK VARIABLE SERIES FUNDS,
 INC.
 BlackRock Global Allocation V.I. Fund         0.62%         0.25%       0.25%

IVY FUNDS VARIABLE INSURANCE
 PORTFOLIOS
 Ivy Funds VIP Asset Strategy Fund             0.68%         0.25%       0.06%

LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
 Permal Alternative Select VIT Portfolio       1.99%         0.25%       2.45%

MET INVESTORS SERIES TRUST
 AB Global Dynamic Allocation Portfolio        0.61%         0.25%       0.03%

 Allianz Global Investors Dynamic Multi-      0.68%         0.25%        0.42%
  Asset Plus Portfolio

 American Funds(R) Balanced Allocation         0.06%         0.55%         --
  Portfolio

 American Funds(R) Growth Allocation          0.06%         0.55%        0.01%
  Portfolio

 American Funds(R) Growth Portfolio             --           0.55%       0.02%

 American Funds(R) Moderate Allocation        0.06%         0.55%        0.01%
  Portfolio

 AQR Global Risk Balanced Portfolio            0.61%         0.25%       0.03%

 BlackRock Global Tactical Strategies         0.66%         0.25%        0.01%
  Portfolio

 BlackRock High Yield Portfolio                0.60%         0.25%       0.07%

 Clarion Global Real Estate Portfolio         0.60%         0.25%        0.04%

 ClearBridge Aggressive Growth Portfolio       0.55%         0.25%       0.02%

 Goldman Sachs Mid Cap Value Portfolio        0.71%         0.25%        0.04%




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR       ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------ ----------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Global Small                    --        1.23%           --          1.23%
  Capitalization Fund

BLACKROCK VARIABLE SERIES FUNDS,
 INC.
 BlackRock Global Allocation V.I. Fund          --        1.12%         0.13%         0.99%

IVY FUNDS VARIABLE INSURANCE
 PORTFOLIOS
 Ivy Funds VIP Asset Strategy Fund              --        0.99%         0.01%         0.98%

LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
 Permal Alternative Select VIT Portfolio      0.08%       4.77%         1.78%         2.99%

MET INVESTORS SERIES TRUST
 AB Global Dynamic Allocation Portfolio       0.02%       0.91%         0.02%         0.89%

 Allianz Global Investors Dynamic Multi-     0.02%       1.37%         0.15%         1.22%
  Asset Plus Portfolio

 American Funds(R) Balanced Allocation        0.42%       1.03%           --          1.03%
  Portfolio

 American Funds(R) Growth Allocation         0.43%       1.05%           --          1.05%
  Portfolio

 American Funds(R) Growth Portfolio           0.35%       0.92%           --          0.92%

 American Funds(R) Moderate Allocation       0.40%       1.02%           --          1.02%
  Portfolio

 AQR Global Risk Balanced Portfolio           0.01%       0.90%         0.01%         0.89%

 BlackRock Global Tactical Strategies        0.12%       1.04%         0.03%         1.01%
  Portfolio

 BlackRock High Yield Portfolio               0.06%       0.98%           --          0.98%

 Clarion Global Real Estate Portfolio          --        0.89%           --          0.89%

 ClearBridge Aggressive Growth Portfolio        --        0.82%         0.00%         0.82%

 Goldman Sachs Mid Cap Value Portfolio         --        1.00%           --          1.00%


                                                          DISTRIBUTION
                                                             AND/OR
                                             MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                             FEE      (12B-1) FEES   EXPENSES
------------------------------------------- ------------ -------------- ----------
 Harris Oakmark International Portfolio         0.77%         0.25%       0.06%

 Invesco Balanced-Risk Allocation              0.64%         0.25%        0.03%
  Portfolio

 Invesco Comstock Portfolio                     0.56%         0.25%       0.02%

 Invesco Mid Cap Value Portfolio               0.64%         0.25%        0.04%

 Invesco Small Cap Growth Portfolio             0.85%         0.25%       0.02%

 JPMorgan Core Bond Portfolio                  0.55%         0.25%        0.02%

 JPMorgan Global Active Allocation              0.72%         0.25%       0.06%
  Portfolio

 JPMorgan Small Cap Value Portfolio            0.77%         0.25%        0.05%

 Loomis Sayles Global Markets Portfolio         0.70%         0.25%       0.08%

 Met/Aberdeen Emerging Markets Equity          0.88%         0.25%        0.14%
  Portfolio

 Met/Artisan International Portfolio            0.75%         0.25%       0.06%

 Met/Eaton Vance Floating Rate Portfolio       0.60%         0.25%        0.07%

 Met/Franklin Low Duration Total Return         0.49%         0.25%       0.05%
  Portfolio

 Met/Templeton International Bond              0.60%         0.25%        0.13%
  Portfolio

 Met/Wellington Large Cap Research              0.56%         0.25%       0.03%
  Portfolio

 MetLife Asset Allocation 100 Portfolio        0.07%         0.25%        0.01%

 MetLife Balanced Plus Portfolio                0.24%         0.25%         --

 MetLife Multi-Index Targeted Risk             0.17%         0.25%        0.02%
  Portfolio

 MetLife Small Cap Value Portfolio              0.75%         0.25%       0.02%

 MFS(R) Research International Portfolio       0.69%         0.25%        0.07%

 Morgan Stanley Mid Cap Growth                  0.65%         0.25%       0.03%
  Portfolio

 Oppenheimer Global Equity Portfolio           0.66%         0.25%        0.05%

 PanAgora Global Diversified Risk               0.65%         0.25%       0.60%
  Portfolio

 PIMCO Inflation Protected Bond                0.47%         0.25%        0.15%
  Portfolio

 PIMCO Total Return Portfolio                   0.48%         0.25%       0.04%

 Pyramis(R) Government Income Portfolio        0.42%         0.25%        0.03%

 Pyramis(R) Managed Risk Portfolio              0.45%         0.25%       0.04%

 Schroders Global Multi-Asset Portfolio        0.64%         0.25%        0.08%

 SSGA Growth and Income ETF Portfolio           0.31%         0.25%         --

 SSGA Growth ETF Portfolio                     0.32%         0.25%        0.02%

 T. Rowe Price Large Cap Value Portfolio        0.57%         0.25%       0.02%

 TCW Core Fixed Income Portfolio               0.55%         0.25%        0.03%

 METROPOLITAN SERIES FUND
 Baillie Gifford International Stock           0.79%         0.25%        0.07%
  Portfolio

 Barclays Aggregate Bond Index Portfolio        0.25%         0.30%       0.03%

 BlackRock Bond Income Portfolio               0.32%         0.25%        0.04%

 BlackRock Capital Appreciation Portfolio       0.69%         0.25%       0.02%

 BlackRock Large Cap Value Portfolio           0.63%         0.25%        0.03%




                                              ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                             FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                          EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------- ----------- ----------- --------------- -----------
 Harris Oakmark International Portfolio          --        1.08%         0.02%         1.06%

 Invesco Balanced-Risk Allocation             0.03%       0.95%         0.03%         0.92%
  Portfolio

 Invesco Comstock Portfolio                      --        0.83%         0.02%         0.81%

 Invesco Mid Cap Value Portfolio              0.08%       1.01%         0.02%         0.99%

 Invesco Small Cap Growth Portfolio              --        1.12%         0.02%         1.10%

 JPMorgan Core Bond Portfolio                   --        0.82%         0.13%         0.69%

 JPMorgan Global Active Allocation               --        1.03%         0.04%         0.99%
  Portfolio

 JPMorgan Small Cap Value Portfolio             --        1.07%         0.09%         0.98%

 Loomis Sayles Global Markets Portfolio          --        1.03%           --          1.03%

 Met/Aberdeen Emerging Markets Equity           --        1.27%         0.05%         1.22%
  Portfolio

 Met/Artisan International Portfolio             --        1.06%           --          1.06%

 Met/Eaton Vance Floating Rate Portfolio        --        0.92%           --          0.92%

 Met/Franklin Low Duration Total Return          --        0.79%         0.02%         0.77%
  Portfolio

 Met/Templeton International Bond               --        0.98%           --          0.98%
  Portfolio

 Met/Wellington Large Cap Research               --        0.84%         0.04%         0.80%
  Portfolio

 MetLife Asset Allocation 100 Portfolio       0.68%       1.01%           --          1.01%

 MetLife Balanced Plus Portfolio               0.42%       0.91%         0.00%         0.91%

 MetLife Multi-Index Targeted Risk            0.22%       0.66%           --          0.66%
  Portfolio

 MetLife Small Cap Value Portfolio             0.07%       1.09%         0.00%         1.09%

 MFS(R) Research International Portfolio        --        1.01%         0.06%         0.95%

 Morgan Stanley Mid Cap Growth                   --        0.93%         0.01%         0.92%
  Portfolio

 Oppenheimer Global Equity Portfolio            --        0.96%         0.08%         0.88%

 PanAgora Global Diversified Risk              0.04%       1.54%         0.20%         1.34%
  Portfolio

 PIMCO Inflation Protected Bond                 --        0.87%         0.01%         0.86%
  Portfolio

 PIMCO Total Return Portfolio                    --        0.77%         0.04%         0.73%

 Pyramis(R) Government Income Portfolio         --        0.70%         0.00%         0.70%

 Pyramis(R) Managed Risk Portfolio             0.53%       1.27%         0.11%         1.16%

 Schroders Global Multi-Asset Portfolio       0.01%       0.98%           --          0.98%

 SSGA Growth and Income ETF Portfolio          0.22%       0.78%           --          0.78%

 SSGA Growth ETF Portfolio                    0.24%       0.83%           --          0.83%

 T. Rowe Price Large Cap Value Portfolio         --        0.84%           --          0.84%

 TCW Core Fixed Income Portfolio              0.02%       0.85%         0.13%         0.72%

 METROPOLITAN SERIES FUND
 Baillie Gifford International Stock            --        1.11%         0.12%         0.99%
  Portfolio

 Barclays Aggregate Bond Index Portfolio         --        0.58%         0.01%         0.57%

 BlackRock Bond Income Portfolio                --        0.61%         0.00%         0.61%

 BlackRock Capital Appreciation Portfolio        --        0.96%         0.05%         0.91%

 BlackRock Large Cap Value Portfolio            --        0.91%         0.03%         0.88%


                                                        DISTRIBUTION
                                                           AND/OR
                                           MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                           FEE      (12B-1) FEES   EXPENSES
----------------------------------------- ------------ -------------- ----------
 BlackRock Ultra-Short Term Bond              0.34%         0.25%       0.03%
  Portfolio

 Jennison Growth Portfolio                   0.60%         0.25%        0.02%

 Loomis Sayles Small Cap Core Portfolio       0.90%         0.25%       0.06%

 Met/Dimensional International Small         0.81%         0.25%        0.14%
  Company Portfolio

 Met/Wellington Core Equity                   0.70%         0.25%       0.02%
  Opportunities Portfolio

 MetLife Asset Allocation 20 Portfolio       0.09%         0.25%        0.02%

 MetLife Asset Allocation 40 Portfolio        0.06%         0.25%         --

 MetLife Asset Allocation 60 Portfolio       0.05%         0.25%         --

 MetLife Asset Allocation 80 Portfolio        0.05%         0.25%         --

 MetLife Mid Cap Stock Index Portfolio       0.25%         0.30%        0.04%

 MetLife Stock Index Portfolio                0.25%         0.30%       0.02%

 MFS(R) Value Portfolio                      0.70%         0.25%        0.02%

 MSCI EAFE(R) Index Portfolio                 0.30%         0.30%       0.10%

 Neuberger Berman Genesis Portfolio          0.81%         0.25%        0.03%

 Russell 2000(R) Index Portfolio              0.25%         0.30%       0.06%

 T. Rowe Price Large Cap Growth              0.60%         0.25%        0.02%
  Portfolio

 T. Rowe Price Small Cap Growth               0.47%         0.30%       0.03%
  Portfolio

 Van Eck Global Natural Resources            0.78%         0.25%        0.03%
  Portfolio

 Western Asset Management Strategic           0.59%         0.25%       0.04%
  Bond Opportunities Portfolio

 Western Asset Management                    0.47%         0.25%        0.02%
  U.S. Government Portfolio

 PIMCO VARIABLE INSURANCE TRUST
 PIMCO CommodityRealReturn(R) Strategy       0.74%         0.45%        0.17%
  Portfolio

 PIMCO Emerging Markets Bond                  0.85%         0.45%         --
  Portfolio

 PIMCO Unconstrained Bond Portfolio          0.90%         0.45%        0.01%

 THE UNIVERSAL INSTITUTIONAL FUNDS,
 INC.
 Global Infrastructure Portfolio             0.85%         0.25%        0.50%

 VANECK VIP TRUST
 VanEck VIP Long/Short Equity Index          0.65%         0.25%        7.22%
  Fund




                                            ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                           FUND FEES     ANNUAL        AND/OR        ANNUAL
                                              AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                        EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
----------------------------------------- ----------- ----------- --------------- -----------
 BlackRock Ultra-Short Term Bond               --        0.62%         0.02%         0.60%
  Portfolio

 Jennison Growth Portfolio                    --        0.87%         0.08%         0.79%

 Loomis Sayles Small Cap Core Portfolio      0.04%       1.25%         0.08%         1.17%

 Met/Dimensional International Small          --        1.20%         0.01%         1.19%
  Company Portfolio

 Met/Wellington Core Equity                    --        0.97%         0.12%         0.85%
  Opportunities Portfolio

 MetLife Asset Allocation 20 Portfolio      0.52%       0.88%         0.01%         0.87%

 MetLife Asset Allocation 40 Portfolio       0.56%       0.87%           --          0.87%

 MetLife Asset Allocation 60 Portfolio      0.60%       0.90%           --          0.90%

 MetLife Asset Allocation 80 Portfolio       0.65%       0.95%           --          0.95%

 MetLife Mid Cap Stock Index Portfolio      0.01%       0.60%         0.00%         0.60%

 MetLife Stock Index Portfolio                 --        0.57%         0.01%         0.56%

 MFS(R) Value Portfolio                       --        0.97%         0.14%         0.83%

 MSCI EAFE(R) Index Portfolio                0.01%       0.71%         0.00%         0.71%

 Neuberger Berman Genesis Portfolio           --        1.09%         0.01%         1.08%

 Russell 2000(R) Index Portfolio             0.01%       0.62%         0.00%         0.62%

 T. Rowe Price Large Cap Growth               --        0.87%         0.02%         0.85%
  Portfolio

 T. Rowe Price Small Cap Growth                --        0.80%           --          0.80%
  Portfolio

 Van Eck Global Natural Resources             --        1.06%         0.01%         1.05%
  Portfolio

 Western Asset Management Strategic            --        0.88%         0.04%         0.84%
  Bond Opportunities Portfolio

 Western Asset Management                     --        0.74%         0.01%         0.73%
  U.S. Government Portfolio

 PIMCO VARIABLE INSURANCE TRUST
 PIMCO CommodityRealReturn(R) Strategy      0.11%       1.47%         0.11%         1.36%
  Portfolio

 PIMCO Emerging Markets Bond                   --        1.30%           --          1.30%
  Portfolio

 PIMCO Unconstrained Bond Portfolio           --        1.36%           --          1.36%

 THE UNIVERSAL INSTITUTIONAL FUNDS,
 INC.
 Global Infrastructure Portfolio              --        1.60%         0.48%         1.12%

 VANECK VIP TRUST
 VanEck VIP Long/Short Equity Index         0.02%       8.14%         7.06%         1.08%

  Fund




The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2016 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.

Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLES


THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE OWNER TRANSACTION EXPENSES, THE ACCOUNT FEE, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.



THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE ANY WAIVER AND/OR REIMBURSEMENT). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


METLIFE INVESTMENT PORTFOLIO ARCHITECT - STANDARD VERSION


CHART 1. Chart 1 assumes you select the optional Return of Premium death benefit, which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum       $1,679     $3,286      $4,807      $7,794
    minimum       $  922     $1,163      $1,499      $2,234



(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $979      $2,746      $4,357      $7,794
    minimum        $222      $  623      $1,049      $2,234



CHART 2. Chart 2 assumes that you do not select the optional Return of Premium death benefit, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum       $1,654     $3,221      $4,715      $7,672
    minimum       $  897     $1,087      $1,371      $1,969



(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $954      $2,681      $4,265      $7,672
    minimum        $197      $  547      $  921      $1,969

METLIFE INVESTMENT PORTFOLIO ARCHITECT - C SHARE OPTION


CHART 1. Chart 1 assumes you select the optional Return of Premium death benefit, which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER, DO NOT SURRENDER OR IF YOU ANNUITIZE YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum       $1,004     $2,810      $4,449      $7,913
    minimum       $  247     $  698      $1,176      $2,492



CHART 2. Chart 2 assumes that you do not select the optional Return of Premium death benefit, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER, DO NOT SURRENDER OR IF YOU ANNUITIZE YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $979      $2,746      $4,357      $7,794
    minimum        $222      $  623      $1,049      $2,234


The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.



The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. If you die during the Accumulation Phase, your Beneficiary (or Beneficiaries) will receive the death benefit under your contract (see "Death Benefit" for more information). Once you begin receiving Annuity Payments, your contract switches to the Income Phase. There is no death benefit during the Income Phase; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see "Annuity Payments (The Income Phase)" for more information).



The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion.



In most states, the contract also contains a Fixed Account option (contact your registered representative regarding your state). The Fixed Account is part of our general account and offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your registered representative can tell you the current and minimum interest rates that apply. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. All guarantees as to Purchase Payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed Annuity Payments are subject to our financial strength and claims-paying ability.



The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (see "Death Benefit" for information on how a change of ownership may affect the death benefit). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other Information -- Ownership."


All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the "Code"). Any Code references to "spouses" include those persons who are married spouses under state law, regardless of sex.




2. PURCHASE

The contract may not be available for purchase through your broker dealer ("selling firm") during certain periods. There are a number of reasons why the contract periodically may not be available, including that the insurance company wants to limit the volume of sales of the contract. You may wish to speak to your registered representative about how this may affect your purchase. For example, you may be required to submit your purchase application in Good Order prior to or on a stipulated date in order to purchase a contract, and a delay in such process could result in your not being able to purchase a contract. In addition, the optional death benefit rider described in this prospectus may not be available through your selling firm, or both classes of the contract may not be available through your selling firm, which you may also wish to discuss with your registered representative. Your selling firm may offer the contract with a lower maximum issue age for the contract than other selling firms.



We reserve the right to reject any application.


PURCHASE PAYMENTS


A Purchase Payment is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.


GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent Purchase Payments:


o  The minimum initial Purchase Payment we will accept is $10,000.



o The maximum total Purchase Payments for the contract is $1,000,000, without prior approval from us.



o The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.


o We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for two consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such two year period is less than $2,000. (A Contract Year is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, or other Qualified Contract. We will not terminate any contract that includes a guaranteed death benefit if at the time the termination would otherwise occur, the guaranteed amount under any death benefit is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 40 Investment Portfolios (including the

Fixed Account) at the time your initial Purchase Payment is allocated. The Fixed Account is not available if you selected the C Share Option. Each allocation must be at least $500 and must be in whole numbers.


Your selling firm may make one or more of the Investment Portfolios unavailable when you apply for the contract. However, after your contract has been issued, all of the Investment Portfolios are available for Purchase Payments or Account Value transfers. Please be aware that your registered representative may not be able to provide you any information or answer any questions you may have about the Investment Portfolio(s) that your selling firm does make unavailable. Therefore, for transactions involving such Investment Portfolio(s), you may need to contact us directly, as described in the "Other Information - Requests and Elections" section. Any such transfer will be counted for purposes of any applicable transfer fee. (See "Expenses -- Transfer Fee.")


We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or

o  a transfer was made out of the Fixed Account within the previous 180 days.


Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A Business Day is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information -- Requests and Elections.")


If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) program is in effect, we will not allocate the additional Purchase Payment to the DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA program. (See "Investment Options -- Dollar Cost Averaging Program.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 40 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. The Fixed Account is not available if you select the C Share Option. If you wish to allocate the payment to more than 40 Investment Portfolios (including the Fixed Account, if available), we must have your request to allocate future Purchase Payments to more than 40 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.


FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this Free Look period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and, for the Standard Version, any interest credited by the Fixed Account, if applicable) according to your Purchase Payment allocation during the Free Look period. This means that you bear the risk of any decline in the value of your contract due to Investment Portfolio performance during the Free Look period. We do not refund any charges or deductions assessed during the Free Look period. In certain states, we are required to give you back your Purchase Payment if you decide to cancel your contract during the Free Look period.


ACCUMULATION UNITS


The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an Accumulation Unit. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Portfolio, the deduction of Separate Account charges also affects an Investment Portfolio's Accumulation Unit value, as explained below.


Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:


1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Return of Premium death benefit) for each day since the last Business Day and any charges for taxes.


The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.


Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase

Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange,
                              -----
or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business
Day).


EXAMPLE:


   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the MetLife Asset Allocation 60 Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the MetLife Asset Allocation 60 Portfolio is $12.50. We then divide $5,000 by $12.50 and credit your contract on Monday night with 400 Accumulation Units for the MetLife Asset Allocation 60 Portfolio.


ACCOUNT VALUE


Account Value is equal to the sum of your interests in the Investment Portfolios and the Fixed Account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.


REPLACEMENT OF CONTRACTS


EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge (certain restrictions may apply if the existing contract has living benefits). The Account Value of a Standard Version of this contract attributable to the exchanged assets will not be subject to any withdrawal charge (there are no withdrawal charges for the C Share Option). Any additional Purchase Payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.


OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a withdrawal charge on your old annuity, and there will be a new withdrawal charge period for the Standard Version this contract (there is no withdrawal charge period for the C Share Option). Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.


OWNING MULTIPLE CONTRACTS


You may be considering purchasing this contract when you already own a variable annuity contract. You should carefully consider whether purchasing an additional contract in this situation is appropriate for you by comparing the features of the contract you currently own, including the death benefits, living benefits, and other guarantees provided by the contract, to the features of this contract. You should also compare the fees and charges of your current contract to the fees and charges of this contract, which may be higher than your current contract. You may also wish to discuss purchasing a contract in these circumstances with your registered representative.




3. INVESTMENT OPTIONS


The contract offers 78 Investment Portfolios, which are listed below. Additional Investment Portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT:
METLIFE INSURANCE COMPANY USA, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV. APPENDIX A CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.



The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.


Shares of the Investment Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.



The Investment Portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a "managed volatility strategy"):


   (a)        AB Global Dynamic Allocation Portfolio

   (b)        Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

   (c)        AQR Global Risk Balanced Portfolio

   (d)        BlackRock Global Tactical Strategies Portfolio

   (e)        Invesco Balanced-Risk Allocation Portfolio

   (f)        JPMorgan Global Active Allocation Portfolio

   (g)        MetLife Balanced Plus Portfolio

   (h)        MetLife Multi-Index Targeted Risk Portfolio

   (i)        PanAgora Global Diversified Risk Portfolio


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




   (j)        Pyramis(R) Managed Risk Portfolio

   (k)        Schroders Global Multi-Asset Portfolio

Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Investment Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by "smoothing" returns, which may result in an Investment Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Investment Options may offer the potential for higher returns.

If you elect certain optional riders, you will be subject to investment allocation restrictions that include these Investment Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Investment Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.



CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples -- Investment Portfolio Expenses" for information on the management fees paid by the Investment Portfolios and the Statements of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)


Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. (See "Fee Tables and
Examples -- Investment Portfolio Expenses" for the amounts of the 12b-1 fees.) An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See "Other
Information -- Distributor" for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.

We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.



AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 4)

American Funds Insurance Series(R) is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following portfolio is available under the contract:


     American Funds Global Small Capitalization Fund


BLACKROCK VARIABLE SERIES FUNDS, INC. (CLASS III)

BlackRock Variable Series Funds, Inc. is a mutual fund with multiple portfolios. BlackRock Advisors, LLC. is the manager of the portfolios. The following portfolio is available under the contract:


     BlackRock Global Allocation V.I. Fund




IVY FUNDS VARIABLE INSURANCE PORTFOLIOS


Ivy Funds Variable Insurance Portfolios is a mutual fund with multiple portfolios. Waddell & Reed Investment Management Company is the investment manager for each portfolio. The following portfolio is available under the contract:


     Ivy Funds VIP Asset Strategy Fund



LEGG MASON PARTNERS VARIABLE EQUITY TRUST (CLASS II)

Legg Mason Partners Variable Equity Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolio is available under the contract:


     Permal Alternative Select VIT Portfolio



MET INVESTORS SERIES TRUST

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers) is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:



     AB Global Dynamic Allocation Portfolio (Class B)


     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio (Class B)

     American Funds(R) Balanced Allocation Portfolio (Class C)

     American Funds(R) Growth Allocation Portfolio (Class C)

     American Funds(R) Growth Portfolio (Class C)

     American Funds(R) Moderate Allocation Portfolio (Class C)

     AQR Global Risk Balanced Portfolio (Class B)

     BlackRock Global Tactical Strategies Portfolio (Class B)

     BlackRock High Yield Portfolio (Class B)


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



     Clarion Global Real Estate Portfolio (Class B)

     ClearBridge Aggressive Growth Portfolio (Class B)

     Goldman Sachs Mid Cap Value Portfolio (Class B)

     Harris Oakmark International Portfolio (Class B)

     Invesco Balanced-Risk Allocation Portfolio (Class B)

     Invesco Comstock Portfolio (Class B)

     Invesco Mid Cap Value Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class B)

     JPMorgan Core Bond Portfolio (Class B)

     JPMorgan Global Active Allocation Portfolio (Class B)

     JPMorgan Small Cap Value Portfolio (Class B)

     Loomis Sayles Global Markets Portfolio (Class B)


     Met/Aberdeen Emerging Markets Equity Portfolio (Class B) (formerly MFS(R)
         Emerging Markets Equity Portfolio)


     Met/Artisan International Portfolio (Class B)

     Met/Eaton Vance Floating Rate Portfolio (Class B)

     Met/Franklin Low Duration Total Return Portfolio (Class B)

     Met/Templeton International Bond Portfolio (Class B)


     Met/Wellington Large Cap Research Portfolio (Class B) (formerly WMC Large
         Cap Research Portfolio)


     MetLife Asset Allocation 100 Portfolio (Class B)

     MetLife Balanced Plus Portfolio (Class B)

     MetLife Multi-Index Targeted Risk Portfolio (Class B)


     MetLife Small Cap Value Portfolio (Class B)


     MFS(R) Research International Portfolio (Class B)

     Morgan Stanley Mid Cap Growth Portfolio (Class B)

     Oppenheimer Global Equity Portfolio (Class B)

     PanAgora Global Diversified Risk Portfolio (Class B)

     PIMCO Inflation Protected Bond Portfolio (Class B)


     PIMCO Total Return Portfolio (Class B)


     Pyramis(R) Government Income Portfolio (Class B)

     Pyramis(R) Managed Risk Portfolio (Class B)

     Schroders Global Multi-Asset Portfolio (Class B)

     SSGA Growth and Income ETF Portfolio (Class B)

     SSGA Growth ETF Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class B)


     TCW Core Fixed Income Portfolio (Class B)




METROPOLITAN SERIES FUND

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers. The following portfolios are available under the contract:


     Baillie Gifford International Stock Portfolio (Class B)

     Barclays Aggregate Bond Index Portfolio (Class G)

     BlackRock Bond Income Portfolio (Class B)


     BlackRock Capital Appreciation Portfolio (Class B)

     BlackRock Large Cap Value Portfolio (Class B)


     BlackRock Ultra-Short Term Bond Portfolio (Class B) (formerly BlackRock
         Money Market Portfolio)


     Jennison Growth Portfolio (Class B)

     Loomis Sayles Small Cap Core Portfolio (Class B)

     Met/Dimensional International Small Company Portfolio (Class B)


     Met/Wellington Core Equity Opportunities Portfolio (Class B) (formerly WMC
         Core Equity Opportunities Portfolio)


     MetLife Asset Allocation 20 Portfolio (Class B)

     MetLife Asset Allocation 40 Portfolio (Class B)

     MetLife Asset Allocation 60 Portfolio (Class B)

     MetLife Asset Allocation 80 Portfolio (Class B)

     MetLife Mid Cap Stock Index Portfolio (Class G)

     MetLife Stock Index Portfolio (Class G)

     MFS(R) Value Portfolio (Class B)

     MSCI EAFE(R) Index Portfolio (Class G)

     Neuberger Berman Genesis Portfolio (Class B)

     Russell 2000(R) Index Portfolio (Class G)

     T. Rowe Price Large Cap Growth Portfolio (Class B)

     T. Rowe Price Small Cap Growth Portfolio (Class G)

     Van Eck Global Natural Resources Portfolio (Class B)

     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)


     Western Asset Management U.S. Government Portfolio (Class B)




PIMCO VARIABLE INSURANCE TRUST (CLASS M)

PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:


     PIMCO CommodityRealReturn(R) Strategy Portfolio

     PIMCO Emerging Markets Bond Portfolio

     PIMCO Unconstrained Bond Portfolio



THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS II)

The Universal Institutional Funds, Inc. is a mutual fund with multiple portfolios. Morgan Stanley Investment Management Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Global Infrastructure Portfolio




VANECK VIP TRUST (CLASS S)


Van Eck VIP Trust is a mutual fund with multiple portfolios. Van Eck Associates Corporation serves as investment adviser to the portfolios. The following portfolio is available under the contract:

     VanEck VIP Long/Short Equity Index Fund



INVESTMENT PORTFOLIOS THAT ARE FUNDS-OF-FUNDS


The following Investment Portfolios available within Met Investors Series Trust and Metropolitan Series Fund are "funds of funds":


     American Funds(R) Balanced Allocation Portfolio

     American Funds(R) Growth Allocation Portfolio

     American Funds(R) Moderate Allocation Portfolio

     BlackRock Global Tactical Strategies Portfolio

     MetLife Asset Allocation 20 Portfolio

     MetLife Asset Allocation 40 Portfolio

     MetLife Asset Allocation 60 Portfolio

     MetLife Asset Allocation 80 Portfolio

     MetLife Asset Allocation 100 Portfolio

     MetLife Balanced Plus Portfolio

     MetLife Multi-Index Targeted Risk Portfolio

     Pyramis(R) Managed Risk Portfolio

     SSGA Growth and Income ETF Portfolio

     SSGA Growth ETF Portfolio


"Fund of funds" Investment Portfolios invest substantially all of their assets in other portfolios or, with respect to the SSGA Growth and Income ETF Portfolio and the SSGA Growth ETF Portfolio, other exchange-traded funds ("Underlying ETFs"). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.


TRANSFERS


GENERAL. You can transfer a portion of your Account Value among the Fixed Account (not available if you selected the C Share Option) and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Restrictions on Frequent Transfers" and "Restrictions on Large Transfers" below.) We also may be required to suspend the right to transfers in certain circumstances (see "Access to Your Money - Suspension of Payments or Transfers"). We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from any Investment Portfolio or the Fixed Account (not available if you selected the C Share Option), subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account (not available if you selected the C Share Option) are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).


o The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or
     (b) the amount transferred out of the Fixed Account in the prior Contract Year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account (not available if you select the C Share Option) it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.


o You may not make a transfer to more than 40 investment portfolios (including the Fixed Account-not available if you selected the C Share Option) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 40 investment portfolios (including the Fixed Account, if available) may be made by calling or writing our Annuity Service Center.


During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.


For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or

o  a transfer was made out of the Fixed Account within the previous 180 days.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in Good Order. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other
Information -- Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging and Automatic Rebalancing Programs.


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (e.g., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios. In addition, as described below,we monitor transfer activity in all American Funds Insurance Series(R) portfolios. We monitor transfer activity in the following portfolios (the "Monitored Portfolios"):

      American Funds Global Small Capitalization Fund

      Baillie Gifford International Stock Portfolio

      BlackRock Global Allocation V.I. Fund

      BlackRock High Yield Portfolio

      Clarion Global Real Estate Portfolio

      Global Infrastructure Portfolio

      Harris Oakmark International Portfolio

      Invesco Small Cap Growth Portfolio

      Ivy Funds VIP Asset Strategy Fund

      JPMorgan Small Cap Value Portfolio

      Loomis Sayles Global Markets Portfolio

      Loomis Sayles Small Cap Core Portfolio


      Met/Aberdeen Emerging Markets Equity Portfolio


      Met/Artisan International Portfolio

      Met/Dimensional International Small Company Portfolio

      Met/Eaton Vance Floating Rate Portfolio

      Met/Templeton International Bond Portfolio


      MetLife Small Cap Value Portfolio


      MFS(R) Research International Portfolio

      MSCI EAFE(R) Index Portfolio

      Neuberger Berman Genesis Portfolio

      Oppenheimer Global Equity Portfolio


      PIMCO Emerging Markets Bond Portfolio


      Russell 2000(R) Index Portfolio

      T. Rowe Price Small Cap Growth Portfolio

      Van Eck Global Natural Resources Portfolio

      Western Asset Management Strategic Bond Opportunities Portfolio


We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.


As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in the imposition of this restriction for a six month period; a second occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.


ASSET ALLOCATION PROGRAM -- BLUEPRINT MODELS


The Blueprint Models are not offered by this prospectus and are not a part of your contract. The Blueprint Models are separate asset allocation guidance we make available in connection with the contract, at no additional charge to you, to help you allocate your Purchase Payments and

Account Value among the available Investment Options, as described below.This service may be terminated at any time.


At the time the contract is issued, and at any time you change or update your investment allocations, your default investment allocation for Purchase Payments and automatic rebalancing will be set in accordance with the investment allocation you select. You are not required to use a Blueprint Model to select your investment allocation. You may choose to use the suggested allocations in one or more Blueprint Models or any combination of Blueprint Models and individual Investment Options. Please note a Blueprint Model is not an investment portfolio: by selecting a Blueprint Model, you are investing directly in the individual underlying portfolios for that Blueprint Model. At any time after the contract is issued, you may transfer Account Value or change the investment allocation for future Purchase Payments and automatic rebalancing. There are no investment allocation restrictions associated with using the Blueprint Models.


Asset allocation, in general, is an investment strategy intended to optimize the selection of investment portfolios for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class refers to a category of investments having similar characteristics, such as stocks and other equities, bonds and other fixed income investments, alternative investments, and cash equivalents. There are further divisions within asset classes, for example, divisions according to the size of the issuer (large cap, mid cap, small cap), the type of issuer (government, municipal, corporate, etc.) or the location of the issuer (domestic, foreign, etc.).


If you elect to use the Blueprint Models, our affiliate MetLife Advisers, LLC (MetLife Advisers), an investment adviser registered under the Investment Advisers Act of 1940, will serve as your investment adviser, but solely for the purpose of developing and updating the Blueprint Models. MetLife Advisers currently follows the recommendations of an independent third-party consultant in providing this service. From time to time, MetLife Advisers may select a different consultant, to the extent permitted under applicable law. MetLife Advisers also serves as the investment adviser to certain Investment Options available under the contract and receives compensation for those services. (See "Investment Options -- Certain Payments We Receive with Regard to the Investment Options," "Investment Options -- Met Investors Series Trust," and "Investment Options -- Metropolitan Series Fund.") However, MetLife Advisers receives no compensation for services it performs in developing and updating the Blueprint Models.


It is your responsibility to select or change your investment allocations among the Investment Options. Your registered representative can provide you with information that may assist you in selecting and allocating among the Investment Options. Once you select the Investment Option allocations, these selections will remain unchanged until you elect to revise them. Although the Blueprint Models are generally designed to maximize investment returns and reduce volatility for a given level of risk, there is no guarantee that a Blueprint Model will not lose money or experience volatility. A Blueprint Model may fail to perform as intended, or may perform worse than any single Investment Option or asset class, or a different combination of Investment Options. In addition, any Blueprint Model is subject to all of the risks associated with its underlying Investment Options. If, from time to time, MetLife Advisers changes the Blueprint Models, any flows of money into and out of underlying Investment Options resulting from such changes may generate higher brokerage and administrative costs for those portfolios, or such changes may disrupt an Investment Option's management strategy.


If you elect to use the Blueprint Models, you can choose to allocate your Purchase Payments among one or more specified allocations of Investment Options MetLife Advisers provides. Each Blueprint Model is a set of target allocation percentages for certain Investment Options. There currently are 14 Blueprint Models, designed to achieve different levels of risk tolerance and return potential (generally, asset classes and sub-classes with higher potential returns have greater risk of losses and experience greater volatility). You may elect to change your allocations as your tolerance for risk and/or your needs and objectives change. In consultation with your registered representative, you may determine a different allocation better meets your risk tolerance and time horizons. There is no fee to change your Investment Option allocations, and currently we allow unlimited transfers without charge during the Accumulation Phase (see "Expenses -- Transfer Fee").


MetLife Advisers, through its consultant as described above, periodically reviews the Blueprint Models (typically annually) and may find that asset allocations within a particular Blueprint Model may need to be changed. Similarly, the principal investments, investment style, or investment manager of an Investment Option may change such that it is no longer appropriate for a Blueprint Model, or it may become appropriate for a Blueprint Model. Also, from time to time, we may change the Investment Options available under the contract. (See "Investment Options.") As a result of the periodic review and/or any changes in available Investment Options, each Blueprint Model may change and asset classes or sub-classes may be added or deleted. We will provide notice regarding any such changes, and you, in consultation with your registered representative, may wish to revise your investment allocations based on these Blueprint Model and Investment Option changes. You are not required to make any changes, and if you take no action your current allocations will continue in effect.


Our affiliates, including MetLife Advisers, receive greater compensation and/or profits from certain Investment Options than we receive from other portfolios. Therefore, it is conceivable that MetLife Advisers may have an incentive to develop Blueprint Models in such a way that larger allocations will be made to more profitable portfolios. Also, MetLife Advisers, in its capacity as investment adviser to certain of the Investment Options, may believe that certain portfolios it manages may benefit from additional assets or could be harmed by redemptions. As a fiduciary, MetLife Advisers legally is obligated to disregard these incentives. In addition, MetLife Advisers believes that following the recommendations of an independent third-party to develop and update the Blueprint Models may reduce or eliminate the potential for MetLife Advisers to be influenced by these competing interests.


As described above, from time to time, MetLife Advisers may select a different consultant to provide these recommendations, to the extent permitted under applicable law. For more information about MetLife Advisers and its role in making the Blueprint Models available, please see the disclosure document, which is available to you at no charge, containing information from Part II of its Form ADV, the SEC investment adviser registration form. Your registered representative can provide you this disclosure document, or you can request a copy by writing to MetLife Advisers, LLC, c/o MetLife Investors USA Insurance Company, P.O. Box 10366, Des Moines, Iowa 50306-0366. We may perform certain administrative functions on behalf of our affiliate, MetLife Advisers; however, we are not registered as an investment adviser and are not providing any investment advice in making the Blueprint Models available.


DOLLAR COST AVERAGING PROGRAM (DCA)


We offer a dollar cost averaging (DCA) program which is described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The dollar cost averaging program is available only during the Accumulation Phase.


We reserve the right to modify, terminate or suspend the dollar cost averaging program. There is no additional charge for participating in the dollar cost averaging program. If you participate in the dollar cost averaging program, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.



This program allows you to systematically transfer a set amount each month from the Fixed Account (not available if you selected the C Share Option) or the BlackRock Ultra-Short Term Bond Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.



If you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) program is in effect, we will not allocate the additional payment to the DCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA program. Any Purchase Payments received after the DCA program has ended will be allocated as described in "Purchase -- Allocation of Purchase

Payments." If you make such an addition to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If the dollar cost averaging program is in effect, rebalancing allocations will be based on your current DCA allocations. If you are not participating in the dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death.



EXAMPLE:

   Assume that you want your initial Purchase Payment split between 2 Investment Portfolios. You want 50% to be in the American Funds(R) Moderate Allocation Portfolio and 50% to be in the American Funds(R) Balanced Allocation Portfolio. Over the next 2 1/2 months the American Funds(R) Balanced Allocation Portfolio outperforms the American Funds(R) Moderate Allocation Portfolio. At the end of the first quarter, the American Funds(R) Balanced Allocation Portfolio now represents 60% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the American Funds(R) Balanced Allocation Portfolio to bring its value back to 50% and use the money to buy more units in the American Funds(R) Moderate Allocation Portfolio to increase those holdings to 50%.


VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.

4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract.These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to the optional Return of Premium death benefit rider). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (i.e., during the Accumulation Phase and the Income Phase -- although death benefit charges no longer continue in the Income Phase).


MORTALITY AND EXPENSE CHARGE. For the Standard Version of the contract, we assess a daily mortality and expense charge that is equal, on an annual basis, to 0.85% of the average daily net asset value of each Investment Portfolio. For the C Share Option, we assess a daily mortality and expense charge that is equal, on an annual basis, to 1.10% of the average daily net asset value of each Investment Portfolio.


This charge compensates us for mortality risks we assume, including making Annuity Payments that will not change based on our actual mortality experience and, for the Standard Version of the contract, waiving withdrawal charges in the event of the Owner's death during the Accumulation Phase. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.



ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge is reduced for contracts with $500,000 or greater in cumulative Purchase Payments as shown in the following table:





                       ADMINISTRATION       ADMINISTRATION
                         CHARGE FOR           CHARGE FOR
                       CONTRACTS WITH       CONTRACTS WITH
                    CUMULATIVE PURCHASE   CUMULATIVE PURCHASE
                       PAYMENTS LESS        PAYMENTS EQUAL
                       THAN OR EQUAL         TO OR GREATER
                        TO $499,999          THAN $500,000
                    (AS A PERCENTAGE OF   (AS A PERCENTAGE OF
                      AVERAGE ACCOUNT       AVERAGE ACCOUNT
                        VALUE IN THE         VALUE IN THE
CONTRACT OPTION      SEPARATE ACCOUNT)     SEPARATE ACCOUNT)
------------------ --------------------- --------------------
Standard Version          0.25%                 0.10%
C Share Option            0.25%                 0.15%



This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


REDUCED ADMINISTRATION CHARGE. The lower administration charge is applied and effective on the day when the amount of cumulative Purchase Payments reaches $500,000 or greater. This can occur on the issue date for contracts with an initial Purchase Payment of $500,000 or greater or on a later date as a result of one or more subsequent Purchase Payments. Once the lower administration charge is applied, it remains in effect and no adjustments will be made for withdrawals. We will not adjust the charge on a retroactive basis to recover any amount of the administration charge assessed during any Contract Year. The reduced charge applies to individual contracts only.



DEATH BENEFIT RIDER CHARGE. If you select the Return of Premium death benefit, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio.


ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the

Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.


WITHDRAWAL CHARGE


If you selected the C Share Option, no withdrawal charges apply. For the Standard Version, we impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then


2. The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then


3. Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:



Number of Complete Years from         Withdrawal Charge
Receipt of Purchase Payment        (% of Purchase Payment)
-------------------------------   ------------------------
  0                                          7
  1                                          7
  2                                          6
  3                                          6
  4                                          5
  5 and thereafter                           0

For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.


We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us.


NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider. This rider is not available in Massachusetts and South Dakota.


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider. This rider is not available in Massachusetts.


The Nursing Home or Hospital Confinement rider and the Terminal Illness rider are not available for Owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.

5.   ANNUITY PAYMENTS

     (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as Annuity Payments). You can choose the month and year in which those payments begin. We call that date the Annuity Date. Your Annuity Date must be the first day of a calendar month and must be at least 30 days after we issue the contract.


When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures).


PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.


During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or


o  a combination of both.


If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3) the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)



At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days' notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.



Your variable Annuity Payment is based on Annuity Units. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.


A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.


If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.


ANNUITY OPTIONS



You can choose among income plans. We call those Annuity Options. You can change your Annuity Option at any time before the Annuity Date with 30 days' notice to us.



If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.


You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.


If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.


OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.


A commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) is available under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.


There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (i.e., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")

Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts.


In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the Investment Portfolios will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Portfolio to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.


o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS



The Adjusted Contract Value (defined above under "Variable Annuity Payments") is determined on the annuity calculation date, which is a Business Day no more than five

(5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.





6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, or certain Annuity Options upon the death of the last surviving Annuitant, your Beneficiary) can have access to the money in your contract:


(1) by making a withdrawal (either a partial or a complete withdrawal);


(2) by electing to receive Annuity Payments;


(3) when a death benefit is paid to your Beneficiary; or


(4) under certain Annuity Options described under "Annuity Payments (The Income Phase) -- Annuity Options" that provide for continuing Annuity Payments or a cash refund to your Beneficiary upon the death of the last surviving Annuitant.


Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.")


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


o  less any premium or other tax; and


o  less any account fee.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio or Fixed Account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (i.e., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your Account Value:


o You must submit a request to our Annuity Service Center. (See "Other Information -- Requests and Elections.")


o If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See "Expenses -- Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).

o We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death; provided, however, that you may submit a written withdrawal request any time prior to the Annuity Date that indicates that the withdrawal should be processed as of the Annuity Date. Solely for the purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the accumulation unit value calculated as of, the Annuity Date. Your request must be received at our the Annuity Service Center on or before the Annuity Date.



There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Expenses -- Withdrawal Charge," if permissible under tax law (there are no withdrawal charges if you selected the C Share Option). In addition, the withdrawal will reduce the Account Value and the death benefit. The withdrawal could have a significant negative impact on the optional Return of Premium death benefit.


SYSTEMATIC WITHDRAWAL PROGRAM



You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year for the Standard Version or 20% of your total Purchase Payments each year for the C-Share Option. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (There is no withdrawal charge for the C-Share Option. For a discussion of the withdrawal charge, see "Expenses" above.)



We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.


We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. PERFORMANCE

We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the



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deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise using illustrations with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




8. DEATH BENEFIT

UPON YOUR DEATH



If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). This death benefit is described below. There is no death benefit during the Annuity Period, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see "Annuity Payments (The Annuity Period)" for more information). The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk.



Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. For the optional Return of Premium death benefit, if the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract's Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. If the Optional Return of Premium death benefit was not elected, the amount of the death benefit payable to the first Beneficiary is that Beneficiary's portion of the Account Value. If the optional Return of Premium death benefit was elected, the amount of the death benefit payable to the first Beneficiary is that Beneficiary's portion of the greater of 1) the Account Value or 2) the guaranteed death benefit amount, each determined as of the date of his/her claim in Good Order. The remaining death benefit amounts are held in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit (see "General Death Benefit Provisions" below) and are subject to investment risk until we receive his/her necessary documentation .


If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the oldest Owner will be used to determine the death benefit amount.



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If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.


STANDARD DEATH BENEFIT (ACCOUNT VALUE)


The death benefit will be equal to the Account Value as of the end of the Business Day on which we receive both due proof of death and an election for the payment method.


OPTIONAL DEATH BENEFIT -- RETURN OF PREMIUM


If you select the Return of Premium death benefit rider, the death benefit will be the greater of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Return of Premium death benefit will be determined in accordance with (1) or (2) above.


(See Appendix C for examples of the Return of Premium death benefit.)


GENERAL DEATH BENEFIT PROVISIONS


As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk. This risk is borne by the Beneficiary.


If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).


A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.



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If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within seven days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60-day period beginning with the date we receive due proof of death.


If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.


SPOUSAL CONTINUATION


If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, including the ability to make Purchase Payments, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit are reset on the date the spouse continues the contract.


Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").


All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Any Internal Revenue Code reference to "spouses" includes those persons who are married spouses under state law, regardless of sex.


DEATH OF THE ANNUITANT


If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non- natural person (for example, a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in Good Order. You may revoke the election only in writing in Good Order. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.




9. FEDERAL INCOME TAX STATUS



INTRODUCTION

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code (the Code) and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.



We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).



We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.



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To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.


Any Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.


NON-QUALIFIED CONTRACTS



This discussion assumes the contract is an annuity contract for federal income tax purposes that is not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE
IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "Qualified Contracts."



ACCUMULATION



Generally, an Owner of a Non-Qualified contract is not taxed on increases in the value of the contract until there is a distribution from the contract, i.e. surrender, partial withdrawal, income payments, or commutation. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of "natural persons." A contract will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the contract as an agent for the exclusive benefit of a natural person.


In contrast, a contract owned by other than a "natural person," such as a corporation, partnership, trust, or other entity, will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees, or others, is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.



SURRENDERS OR WITHDRAWALS -  EARLY DISTRIBUTION



If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount you receive will be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, you might be able to claim any unrecovered Purchase Payments on your federal income tax return as a miscellaneous itemized deduction.


The portion of any withdrawal from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for "early" distribution if such withdrawal is taken prior to you reaching age 59 1/2, unless it was made:



(a) on account of your death or disability,


(b) as part of a series of substantially equal periodic payments payable for your life or joint lives of you and your designated Beneficiary, or


(c) under certain immediate income annuities providing for substantially equal payments made at least annually.



If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.


Amounts received as a partial withdrawal may be fully includible in taxable income to the extent of gain in the contract.


If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.



TREATMENT OF SEPARATE ACCOUNT CHARGES


It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be



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



subject to a 10% federal income tax penalty as an early distribution, as described above.


AGGREGATION



If you purchase two or more deferred annuity contracts from us (or our affiliates) during the same calendar year, the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see "Taxation of Payments in Annuity Form" below).



EXCHANGES/TRANSFERS



The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. Otherwise, a withdrawal or "deemed" distribution may be includible in your taxable income (plus a 10% federal income tax penalty) to the extent that the accumulated value of your annuity exceeds your investment in the contract (your "gain"). Some of the ramifications of a partial exchange remain unclear. If the annuity contract is exchanged in part for an additional annuity contract, a distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. It is not clear whether this guidance applies to a partial exchange involving long-term care contracts. Consult your tax adviser prior to a partial exchange.



A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).



After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date.


If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.


If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death) and the Beneficiary must be a natural person.


Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner.


For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.


INVESTOR CONTROL


In certain circumstances, Owners of variable annuity Non-Qualified Contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as




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




necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.


TAXATION OF PAYMENTS IN ANNUITY FORM


Payments received from the contract in the form of an annuity are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments you expect to receive based on IRS factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater - or less -- than the taxable amount determined by us and reported by us to you and the IRS.


Once you have recovered the investment in the contract, further Annuity Payments are fully taxable.


If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be recovered by your Beneficiary.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.


Once Annuity Payments have commenced, you may not be able to transfer to another Non-Qualified Contract or a long-term care contract as part of a tax-free exchange.



If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., "partial annuitization"). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.


3.8% TAX ON NET INVESTMENT INCOME


Federal tax law imposes a 3.8% Medicare tax on the lesser of:


      (1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or


(2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).


"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.


You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from Non-Qualified Contracts differently than in the U.S.


Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.



The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.




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You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.



QUALIFIED CONTRACTS


INTRODUCTION


The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.


We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.


All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.



A contract may also be available in connection with an employer's non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex: please consult your tax adviser about your particular situation.



ACCUMULATION



The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.


Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.



The contract will accept as a single Purchase Payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.


For income annuities established as "pay-outs" of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS



If contributions are made on a "before tax" basis, you generally pay income taxes on the full amount of money you receive under the contract. Withdrawals attributable to any after-tax contributions are basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).


Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans




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




(including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of federal income taxes.


With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we will withhold is determined by the Code.



WITHDRAWALS PRIOR TO AGE 59 1/2



A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE plan contracts if the withdrawal occurs within the first 2 years of your participation in the plan.


These exceptions include withdrawals made:



(a) on account of your death or disability, or


(b) as part of a series of substantially equal periodic payments payable for your life or joint lives of you and your designated Beneficiary and you are separated from employment.



If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.


The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.


A withdrawal or distribution from a Qualified Contract other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if: (1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order (QDRO); (3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).


In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty: (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.



COMMUTATION FEATURES UNDER INCOME PAYMENT TYPES



Please be advised that the tax consequences resulting from the election of income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:



o The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.

ROLLOVERS


Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).


Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.



You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years.


Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.


Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:


(a) minimum distribution requirements,


(b) financial hardship; or


(c) for a period of ten or more years or for life.



20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS



For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you directly transfer a withdrawal from this contract to another qualified plan or IRA. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.



DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).



Distributions required from a Qualified Contract following your death depend on whether you die before you had converted your contract to an annuity form and started taking Annuity Payments (your Annuity Starting Date).


If you die on or after your Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.


If you die before your Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death).


Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death; the Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.


If the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner. If your contract permits, your beneficiary spouse may delay the start of these payments until December 31 of the year in which you would have reached age
70 1/2.


Alternatively, your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, or he or she may elect to rollover the death proceeds into his or her own IRA.



If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.


Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the Owner may have rights in the contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.


REQUIRED MINIMUM DISTRIBUTIONS



Generally, you must begin receiving amount from your retirement plan by April 1 following the latter of:



(a) the calendar year in which you reach age 70 1/2, or


(b) the calendar year you retire, provided you do not own more than 5% of your employer.


For IRAs (including SEPs and SIMPLEs), you must begin receiving withdrawals by April 1 of the year after you reach age 70 1/2 even if you have not retired.



A tax penalty of 50% applies to the shortfall of any required minimum distribution you fail to receive.



You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.


Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Investment Portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.


If you intend to receive your minimum distributions which are payable over the joint lives of you and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own contract.



Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions apply to beneficiaries of Roth IRAs.



ADDITIONAL INFORMATION REGARDING IRAS


PURCHASE PAYMENTS. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after you attain age 70 1/2. Except for permissible rollovers and direct transfers, Purchase Payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.


Roth IRA Purchase Payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If you exceed Purchase Payment limits, you may be subject to a tax penalty.


WITHDRAWALS. If and to the extent that Traditional IRA Purchase Payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1/2 and upon your death, disability or qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.


CONVERSION. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.


A Roth IRA contract may also be re-characterized as a Traditional IRA, if certain conditions are met. Please consult your tax adviser.


DISTINCTION FOR PUERTO RICO CODE


An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.


DISTRIBUTIONS. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source.A special rate of 10% may apply instead, if the plan satisfies the following requirements:


(1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and


(2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.


If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.



You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.



ROLLOVER. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.



ERISA CONSIDERATIONS. In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA
Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.


Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013, providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse," spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.





10. OTHER INFORMATION

METLIFE USA



MetLife Insurance Company USA (MetLife USA) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. MetLife USA is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. MetLife USA's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.



Prior to November 17, 2014, the contract was issued by MetLife Investors USA Insurance Company (MetLife Investors). On November, 14, 2014, following the close of business MetLife Investors merged into MetLife USA and MetLife USA replaced MetLife Investors as the issuer of the contract.



On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its retail segment and is currently evaluating structural alternatives for such a separation. Any separation transaction that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions. Because the form of a separation has not yet been set, MetLife, Inc. cannot currently provide a specific potential completion date or information about the potential impact on the financial strength of any company that issues variable insurance products. No assurance can be given regarding the form that a separation transaction may take or the specific terms thereof, or that a separation will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract, and MetLife Insurance Company USA will remain fully responsible for its respective contractual obligations to variable contract owners.



THE SEPARATE ACCOUNT


We have established a Separate Account, MetLife Investors USA Separate Account A (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of MetLife Investors USA Insurance Company (MetLife Investors) adopted a resolution to establish the Separate Account under Delaware insurance law on May 29, 1980. On November 14, 2014, following the close of business MetLife Investors merged into MetLife USA and the Separate Account became a separate account of MetLife USA. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.


The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.


We are obligated to pay all money we owe under the contracts -- such as death benefits and income payments -- even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit or optional Guaranteed Withdrawal Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife USA is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, MetLife USA has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.


DISTRIBUTOR



We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 1095 Avenue of the Americas, New York, NY 10036, for the distribution of the contracts. We are affiliated with Distributor because we are both under common control of MetLife, Inc. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

Distributor, and in certain cases, we, have entered into selling agreements with other affiliated and unaffiliated selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.


All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.) These payments range from 0.15% to 0.55% of Separate Account assets invested in the particular Investment Portfolio.


SELLING FIRMS


As noted above, Distributor, and in certain cases, we, have entered into selling agreements with affiliated and unaffiliated selling firms for the sale of the contracts. Affiliated selling firms include MetLife Securities, Inc. (MetLife Securities). All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Registered representatives of the selling firms may also receive non-cash compensation, pursuant to their firm's guidelines, directly from us or Distributor.



On February 29, 2016, MetLife, Inc. and Massachusetts Mutual Life Insurance Company (MassMutual) announced they have entered into a definitive agreement for the acquisition by MassMutual of MetLife Securities. The transaction is expected to close by mid-2016, and is subject to certain closing conditions, including regulatory approval. As a result of the transaction, MetLife Securities will no longer be affiliated with MetLife Insurance Company USA.



COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all affiliated and unaffiliated selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 5.25% of Purchase Payments. Some selling firms may elect to receive a lower commission when a Purchase Payment is made, along with annual trail commissions beginning in year two up to 1.00% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments -- The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards. With respect to the contracts, the compensation paid to affiliated selling firms is generally not expected to exceed, on a present value basis, the aggregate amount of compensation that is paid by Distributor to all other selling firms as noted above.


SALES BY OUR AFFILIATES. As previously noted, we and Distributor may offer the contracts through retail selling firms that are affiliates of ours. The amount of compensation the affiliated selling firms pass on to their sales representatives is determined in accordance with their own internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. Sales representatives of our affiliates must meet a minimum level of sales production in order to maintain their agent status with us. Sales representatives can meet the minimum level of sales production through sales of proprietary and/or non-proprietary products. (Proprietary products are those issued by us or our affiliates.) However, sales representatives can meet a lower alternative minimum level of sales production if the sales representative focuses on sales of proprietary products. Therefore, a sales representative may have an incentive to favor the sale of proprietary products. Moreover, because the managers who supervise the representatives receive a higher level of compensation based on sales of proprietary products, these sales managers have an incentive to promote the sale of proprietary products.

Sales representatives of our affiliates receive cash payments for the products they sell and service based upon a "gross dealer concession" model. Gross dealer concession may also be credited when the contract is annuitized. The amount of gross dealer concession credited upon annuitization depends on several factors, including the number of years the contract has been in force.

Sales representatives of our affiliates are entitled to part or all of the gross dealer concession. The percentage to which a representative is entitled is determined by a sliding-scale formula that takes into account the total amount of proprietary and non-proprietary products sold and serviced by the representative.

Sales representatives of our affiliates and their managers may be eligible for additional cash compensation, such as bonuses and expense allowances (that may be tied to sales of specific products), equity awards (such as stock options), training allowances, supplemental compensation, product level add-ons controlled at the local and company levels, financing arrangements, special loan repayment options, marketing support, medical and other insurance benefits, and retirement benefits and other benefits. Since some of this additional compensation, in particular, life insurance, disability and retirement benefits, is based primarily on the amount of proprietary products sold, sales representatives and their managers have an incentive to favor the sale of proprietary products. Sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional cash compensation. Moreover, managers may be eligible for additional cash compensation based on the sales production of the sales representatives that the manager supervises. The business unit responsible for the operation of our distribution system is also eligible to receive an amount of compensation.


Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with the unaffiliated selling firms identified in the Statement of Additional Information. We and Distributor may enter into similar arrangements with affiliated selling firms, such as MetLife Securities.


The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional
Information -- "Distribution" for a list of selling firms that received compensation during 2015, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.


Requests for service may be made:


o  Through your registered representative


o By telephone at (800) 343-8496, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center



o  By fax at (877) 547-9666 or


o  By Internet at www.metlife.com



Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their registered representatives to convey transaction requests by telephone or Internet on your behalf.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount

(in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.


TELEPHONE AND COMPUTER SYSTEMS. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.


CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the Owner of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by Joint Owners, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (800) 343-8496 to make such changes.


ANNUITANT. The Annuitant is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code.


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, MetLife USA, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife USA does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife USA to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company


     Independent Registered Public Accounting Firm


     Custodian


     Distribution


      Reduction or Elimination of the Withdrawal Charge


     Calculation of Performance Information


      Total Return

      Historical Unit Values
      Reporting Agencies


     Annuity Provisions


      Variable Annuity

      Fixed Annuity
      Mortality and Expense Guarantee


     Legal or Regulatory Restrictions on Transactions


     Additional Federal Tax Considerations


     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2015. See "Purchase -- Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. The first table presents Accumulation Unit values for the highest possible combination of Separate Account product charges and death benefit rider charges, and the second table presents Accumulation Unit values for the lowest possible combination of such charges. The Statement of Additional Information
(SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)







                                  1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             ACCUMULATION
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
                                                                                                PERIOD
                                                                                           ---------------
AMERICAN FUNDS INSURANCE SERIES(R)

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 4)

11/19/2014 to 12/31/2014                                                                   12.763933
01/01/2015 to 12/31/2015                                                                   12.979854
------------------------------------------------------------------------------------------ ---------

BLACKROCK VARIABLE SERIES FUNDS, INC.

BLACKROCK GLOBAL ALLOCATION V.I. SUB-ACCOUNT (CLASS III)

11/19/2014 to 12/31/2014                                                                   20.354725
01/01/2015 to 12/31/2015                                                                   20.151055
------------------------------------------------------------------------------------------ ---------

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS

IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT (CLASS A)

11/19/2014 to 12/31/2014                                                                   16.237039
01/01/2015 to 12/31/2015                                                                   15.868675
------------------------------------------------------------------------------------------ ---------

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

PERMAL ALTERNATIVE SELECT VIT SUB-ACCOUNT (CLASS II)

11/19/2014 to 12/31/2014                                                                   10.070553
01/01/2015 to 12/31/2015                                                                   10.005983
------------------------------------------------------------------------------------------ ---------

MET INVESTORS SERIES TRUST

AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION
SUB-ACCOUNT
 (CLASS B))

11/19/2014 to 12/31/2014                                                                   12.121577
01/01/2015 to 12/31/2015                                                                   12.171233
------------------------------------------------------------------------------------------ ---------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                   10.478950
01/01/2015 to 12/31/2015                                                                   10.531039
------------------------------------------------------------------------------------------ ---------

AMERICAN FUNDS(R) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)

11/19/2014 to 12/31/2014                                                                   12.958801
01/01/2015 to 12/31/2015                                                                   12.887037
------------------------------------------------------------------------------------------ ---------

AMERICAN FUNDS(R) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)

11/19/2014 to 12/31/2014                                                                   13.037813
01/01/2015 to 12/31/2015                                                                   12.926295
------------------------------------------------------------------------------------------ ---------

AMERICAN FUNDS(R) GROWTH SUB-ACCOUNT (CLASS C)

11/19/2014 to 12/31/2014                                                                   13.486528
01/01/2015 to 12/31/2015                                                                   13.504638
------------------------------------------------------------------------------------------ ---------




                                                                                                              NUMBER OF
                                                                                             ACCUMULATION    ACCUMULATION
                                                                                            UNIT VALUE AT       UNITS
                                                                                                END OF      OUTSTANDING AT
                                                                                                PERIOD      END OF PERIOD
                                                                                           --------------- ---------------
AMERICAN FUNDS INSURANCE SERIES(R)

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 4)

11/19/2014 to 12/31/2014                                                                      12.979854           0.0000
01/01/2015 to 12/31/2015                                                                      12.771339       5,348.2647
------------------------------------------------------------------------------------------    ---------       ----------

BLACKROCK VARIABLE SERIES FUNDS, INC.

BLACKROCK GLOBAL ALLOCATION V.I. SUB-ACCOUNT (CLASS III)

11/19/2014 to 12/31/2014                                                                      20.151055           0.0000
01/01/2015 to 12/31/2015                                                                      19.632656      18,377.5720
------------------------------------------------------------------------------------------    ---------      -----------

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS

IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT (CLASS A)

11/19/2014 to 12/31/2014                                                                      15.868675           0.0000
01/01/2015 to 12/31/2015                                                                      14.313288       2,515.6274
------------------------------------------------------------------------------------------    ---------      -----------

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

PERMAL ALTERNATIVE SELECT VIT SUB-ACCOUNT (CLASS II)

11/19/2014 to 12/31/2014                                                                      10.005983      13,897.5246
01/01/2015 to 12/31/2015                                                                       9.416326     135,180.4052
------------------------------------------------------------------------------------------    ---------     ------------

MET INVESTORS SERIES TRUST

AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT
 (CLASS B))

11/19/2014 to 12/31/2014                                                                      12.171233           0.0000
01/01/2015 to 12/31/2015                                                                      12.047422       2,387.6377
------------------------------------------------------------------------------------------    ---------     ------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      10.531039           0.0000
01/01/2015 to 12/31/2015                                                                      10.261931           0.0000
------------------------------------------------------------------------------------------    ---------     ------------

AMERICAN FUNDS(R) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)

11/19/2014 to 12/31/2014                                                                      12.887037           0.0000
01/01/2015 to 12/31/2015                                                                      12.593002       8,765.3613
------------------------------------------------------------------------------------------    ---------     ------------

AMERICAN FUNDS(R) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)

11/19/2014 to 12/31/2014                                                                      12.926295           0.0000
01/01/2015 to 12/31/2015                                                                      12.624971       6,169.8719
------------------------------------------------------------------------------------------    ---------     ------------

AMERICAN FUNDS(R) GROWTH SUB-ACCOUNT (CLASS C)

11/19/2014 to 12/31/2014                                                                      13.504638           0.0000
01/01/2015 to 12/31/2015                                                                      14.153010      15,313.1862
------------------------------------------------------------------------------------------    ---------     ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                     1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                     NUMBER OF
                                                                ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                               UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                                BEGINNING OF         END OF        OUTSTANDING AT
                                                                   PERIOD            PERIOD        END OF PERIOD
                                                              ---------------   ---------------   ---------------
AMERICAN FUNDS(R) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)

11/19/2014 to 12/31/2014                                         12.693985         12.646648             0.0000
01/01/2015 to 12/31/2015                                         12.646648         12.355551         4,110.9127
-----------------------------------------------------------      ---------         ---------         ----------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                         11.572621         11.211254           385.3032
01/01/2015 to 12/31/2015                                         11.211254          9.977033         1,726.1708
-----------------------------------------------------------      ---------         ---------         ----------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                         11.676693         11.612740             0.0000
01/01/2015 to 12/31/2015                                         11.612740         11.415986         4,001.1153
-----------------------------------------------------------      ---------         ---------         ----------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                         25.886650         25.494051            51.1638
01/01/2015 to 12/31/2015                                         25.494051         24.073973         7,915.9243
-----------------------------------------------------------      ---------         ---------         ----------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                         18.180184         18.414936           145.0816
01/01/2015 to 12/31/2015                                         18.414936         17.868635         7,272.6481
-----------------------------------------------------------      ---------         ---------         ----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                         14.622624         14.718432             0.0000
01/01/2015 to 12/31/2015                                         14.718432         13.900119        11,099.7795
-----------------------------------------------------------      ---------         ---------        -----------

GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                         23.428924         23.884333             0.0000
01/01/2015 to 12/31/2015                                         23.884333         21.361815         2,274.6226
-----------------------------------------------------------      ---------         ---------        -----------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                         25.168794         25.026579            20.4731
01/01/2015 to 12/31/2015                                         25.026579         23.515569         5,262.9176
-----------------------------------------------------------      ---------         ---------        -----------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                         10.890990         10.953310             0.0000
01/01/2015 to 12/31/2015                                         10.953310         10.326172         2,882.7010
-----------------------------------------------------------      ---------         ---------        -----------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                         16.467153         16.489277             0.0000
01/01/2015 to 12/31/2015                                         16.489277         15.258589         1,775.1033
-----------------------------------------------------------      ---------         ---------        -----------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                         36.650978         36.934034             0.0000
01/01/2015 to 12/31/2015                                         36.934034         33.083227         2,814.0626
-----------------------------------------------------------      ---------         ---------        -----------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                         25.433113         25.907175             0.0000
01/01/2015 to 12/31/2015                                         25.907175         25.060028           423.6387
-----------------------------------------------------------      ---------         ---------        -----------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                          9.845980          9.894153           441.5162
01/01/2015 to 12/31/2015                                          9.894153          9.784133        15,360.5131
-----------------------------------------------------------      ---------         ---------        -----------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                         12.067686         12.055654             0.0000
01/01/2015 to 12/31/2015                                         12.055654         11.970397         1,512.5586
-----------------------------------------------------------      ---------         ---------        -----------

JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                         18.714610         19.552085             0.0000
01/01/2015 to 12/31/2015                                         19.552085         17.811427           875.7887
-----------------------------------------------------------      ---------         ---------        -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                  1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             ACCUMULATION
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
                                                                                                PERIOD
                                                                                           ---------------
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      17.121415
01/01/2015 to 12/31/2015                                                                      16.920571
------------------------------------------------------------------------------------------    ---------

LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      28.291277
01/01/2015 to 12/31/2015                                                                      28.217340
------------------------------------------------------------------------------------------    ---------

MET/ARTISAN INTERNATIONAL SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      10.119140
01/01/2015 to 12/31/2015                                                                       9.922431
------------------------------------------------------------------------------------------    ---------

MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      11.072203
01/01/2015 to 12/31/2015                                                                      10.966157
------------------------------------------------------------------------------------------    ---------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                       9.949522
01/01/2015 to 12/31/2015                                                                       9.921220
------------------------------------------------------------------------------------------    ---------

MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      13.597209
01/01/2015 to 12/31/2015                                                                      13.276865
------------------------------------------------------------------------------------------    ---------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      16.147166
01/01/2015 to 12/31/2015                                                                      16.094408
------------------------------------------------------------------------------------------    ---------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      12.603583
01/01/2015 to 12/31/2015                                                                      12.667006
------------------------------------------------------------------------------------------    ---------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      12.044775
01/01/2015 to 12/31/2015                                                                      12.111669
------------------------------------------------------------------------------------------    ---------

METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B))

11/19/2014 to 12/31/2014                                                                      23.597158
01/01/2015 to 12/31/2015                                                                      23.669965
------------------------------------------------------------------------------------------    ---------

MFS(R) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      10.555718
01/01/2015 to 12/31/2015                                                                      10.031014
------------------------------------------------------------------------------------------    ---------

MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      16.098808
01/01/2015 to 12/31/2015                                                                      15.428070
------------------------------------------------------------------------------------------    ---------

MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      18.430768
01/01/2015 to 12/31/2015                                                                      18.236541
------------------------------------------------------------------------------------------    ---------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      24.830482
01/01/2015 to 12/31/2015                                                                      24.518112
------------------------------------------------------------------------------------------    ---------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      10.449226
01/01/2015 to 12/31/2015                                                                      10.420216
------------------------------------------------------------------------------------------    ---------




                                                                                                              NUMBER OF
                                                                                             ACCUMULATION    ACCUMULATION
                                                                                            UNIT VALUE AT       UNITS
                                                                                                END OF      OUTSTANDING AT
                                                                                                PERIOD      END OF PERIOD
                                                                                           --------------- ---------------
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      16.920571           0.0000
01/01/2015 to 12/31/2015                                                                      16.856430           0.0000
------------------------------------------------------------------------------------------    ---------           ------

LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      28.217340          30.8078
01/01/2015 to 12/31/2015                                                                      27.165618       4,930.8464
------------------------------------------------------------------------------------------    ---------       ----------

MET/ARTISAN INTERNATIONAL SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                       9.922431           0.0000
01/01/2015 to 12/31/2015                                                                       9.424133       2,761.3402
------------------------------------------------------------------------------------------    ---------       ----------

MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      10.966157          79.2015
01/01/2015 to 12/31/2015                                                                      10.701976      10,556.8280
------------------------------------------------------------------------------------------    ---------      -----------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                       9.921220         438.6469
01/01/2015 to 12/31/2015                                                                       9.702965       8,151.2906
------------------------------------------------------------------------------------------    ---------      -----------

MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      13.276865          65.0461
01/01/2015 to 12/31/2015                                                                      12.522582       7,952.8463
------------------------------------------------------------------------------------------    ---------      -----------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      16.094408           0.0000
01/01/2015 to 12/31/2015                                                                      15.520856         996.4143
------------------------------------------------------------------------------------------    ---------      -----------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      12.667006           0.0000
01/01/2015 to 12/31/2015                                                                      11.956388      12,075.2057
------------------------------------------------------------------------------------------    ---------      -----------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      12.111669           0.0000
01/01/2015 to 12/31/2015                                                                      11.774980       9,265.1358
------------------------------------------------------------------------------------------    ---------      -----------

METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B))

11/19/2014 to 12/31/2014                                                                      23.669965           0.0000
01/01/2015 to 12/31/2015                                                                      22.034368         200.0134
------------------------------------------------------------------------------------------    ---------      -----------

MFS(R) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      10.031014           0.0000
01/01/2015 to 12/31/2015                                                                       8.508166       4,201.9588
------------------------------------------------------------------------------------------    ---------      -----------

MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      15.428070           0.0000
01/01/2015 to 12/31/2015                                                                      14.913846         684.4192
------------------------------------------------------------------------------------------    ---------      -----------

MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      18.236541           0.0000
01/01/2015 to 12/31/2015                                                                      17.045616       2,648.7129
------------------------------------------------------------------------------------------    ---------      -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      24.518112           0.0000
01/01/2015 to 12/31/2015                                                                      25.060181       1,789.3758
------------------------------------------------------------------------------------------    ---------      -----------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      10.420216           0.0000
01/01/2015 to 12/31/2015                                                                       9.693150           0.0000
------------------------------------------------------------------------------------------    ---------      -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                  1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             ACCUMULATION
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
                                                                                                PERIOD
                                                                                           ---------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      14.592598
01/01/2015 to 12/31/2015                                                                      14.407424
------------------------------------------------------------------------------------------    ---------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      17.301105
01/01/2015 to 12/31/2015                                                                      17.356874
------------------------------------------------------------------------------------------    ---------

PIONEER FUND SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      26.184089
01/01/2015 to 12/31/2015                                                                      26.320086
------------------------------------------------------------------------------------------    ---------

PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      26.992971
01/01/2015 to 12/31/2015                                                                      26.818342
------------------------------------------------------------------------------------------    ---------

PYRAMIS(R) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      10.732945
01/01/2015 to 12/31/2015                                                                      10.843739
------------------------------------------------------------------------------------------    ---------

PYRAMIS(R) MANAGED RISK SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      11.401648
01/01/2015 to 12/31/2015                                                                      11.480851
------------------------------------------------------------------------------------------    ---------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      12.259233
01/01/2015 to 12/31/2015                                                                      12.278159
------------------------------------------------------------------------------------------    ---------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS
B))

11/19/2014 to 12/31/2014                                                                      14.815946
01/01/2015 to 12/31/2015                                                                      14.776889
------------------------------------------------------------------------------------------    ---------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH ETF SUB-ACCOUNT (CLASS B))

11/19/2014 to 12/31/2014                                                                      14.703267
01/01/2015 to 12/31/2015                                                                      14.640983
------------------------------------------------------------------------------------------    ---------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      72.946354
01/01/2015 to 12/31/2015                                                                      73.408253
------------------------------------------------------------------------------------------    ---------

TCW CORE FIXED INCOME SUB-ACCOUNT (CLASS B)

05/01/2015 to 12/31/2015                                                                       9.996055
------------------------------------------------------------------------------------------    ---------

WMC LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      14.663827
01/01/2015 to 12/31/2015                                                                      14.834640
------------------------------------------------------------------------------------------    ---------

METROPOLITAN SERIES FUND

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      13.235378
01/01/2015 to 12/31/2015                                                                      12.975314
------------------------------------------------------------------------------------------    ---------

BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)

11/19/2014 to 12/31/2014                                                                      16.112545
01/01/2015 to 12/31/2015                                                                      16.230879
------------------------------------------------------------------------------------------    ---------

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      56.097119
01/01/2015 to 12/31/2015                                                                      56.616365
------------------------------------------------------------------------------------------    ---------




                                                                                                              NUMBER OF
                                                                                             ACCUMULATION    ACCUMULATION
                                                                                            UNIT VALUE AT       UNITS
                                                                                                END OF      OUTSTANDING AT
                                                                                                PERIOD      END OF PERIOD
                                                                                           --------------- ---------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      14.407424           0.0000
01/01/2015 to 12/31/2015                                                                      13.737770       9,478.3448
------------------------------------------------------------------------------------------    ---------       ----------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      17.356874          59.9384
01/01/2015 to 12/31/2015                                                                      17.082235       7,741.7901
------------------------------------------------------------------------------------------    ---------       ----------

PIONEER FUND SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      26.320086           0.0000
01/01/2015 to 12/31/2015                                                                      25.837392         532.8639
------------------------------------------------------------------------------------------    ---------       ----------

PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      26.818342         162.5643
01/01/2015 to 12/31/2015                                                                      25.975669         791.2097
------------------------------------------------------------------------------------------    ---------       ----------

PYRAMIS(R) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      10.843739           0.0000
01/01/2015 to 12/31/2015                                                                      10.717518       1,897.0512
------------------------------------------------------------------------------------------    ---------       ----------

PYRAMIS(R) MANAGED RISK SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      11.480851           0.0000
01/01/2015 to 12/31/2015                                                                      11.157230       5,575.1622
------------------------------------------------------------------------------------------    ---------       ----------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      12.278159           0.0000
01/01/2015 to 12/31/2015                                                                      11.977050       2,113.5228
------------------------------------------------------------------------------------------    ---------       ----------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B))

11/19/2014 to 12/31/2014                                                                      14.776889         292.5766
01/01/2015 to 12/31/2015                                                                      14.256839       2,976.5132
------------------------------------------------------------------------------------------    ---------       ----------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH ETF SUB-ACCOUNT (CLASS B))

11/19/2014 to 12/31/2014                                                                      14.640983           0.0000
01/01/2015 to 12/31/2015                                                                      14.075594       1,167.7052
------------------------------------------------------------------------------------------    ---------       ----------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      73.408253           0.0000
01/01/2015 to 12/31/2015                                                                      69.652442       2,113.2316
------------------------------------------------------------------------------------------    ---------       ----------

TCW CORE FIXED INCOME SUB-ACCOUNT (CLASS B)

05/01/2015 to 12/31/2015                                                                       9.840255       1,108.5285
------------------------------------------------------------------------------------------    ---------       ----------

WMC LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      14.834640           0.0000
01/01/2015 to 12/31/2015                                                                      15.243066       2,585.4328
------------------------------------------------------------------------------------------    ---------       ----------

METROPOLITAN SERIES FUND

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      12.975314           0.0000
01/01/2015 to 12/31/2015                                                                      12.492244       1,070.3582
------------------------------------------------------------------------------------------    ---------       ----------

BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)

11/19/2014 to 12/31/2014                                                                      16.230879       3,013.6599
01/01/2015 to 12/31/2015                                                                      15.964250      64,388.5854
------------------------------------------------------------------------------------------    ---------      -----------

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      56.616365           0.0000
01/01/2015 to 12/31/2015                                                                      55.907566       5,618.1681
------------------------------------------------------------------------------------------    ---------      -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                        1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                           NUMBER OF
                                                                      ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                                     UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                                      BEGINNING OF         END OF        OUTSTANDING AT
                                                                         PERIOD            PERIOD        END OF PERIOD
                                                                    ---------------   ---------------   ---------------
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                            42.949904         43.375724                0.0000
01/01/2015 to 12/31/2015                                            43.375724         45.253170            1,990.7052
-----------------------------------------------------------------   ---------         ---------            ----------

BLACKROCK LARGE CAP VALUE SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                            16.943907         17.104713                0.0000
01/01/2015 to 12/31/2015                                            17.104713         15.793193            5,296.8595
-----------------------------------------------------------------   ---------         ---------            ----------

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                            20.628446         20.590501           16,867.8816
01/01/2015 to 12/31/2015                                            20.590501         20.263665           36,859.5582
-----------------------------------------------------------------   ---------         ---------           -----------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                            19.644791         19.547715                0.0000
01/01/2015 to 12/31/2015                                            19.547715         21.264987            1,871.3797
-----------------------------------------------------------------   ---------         ---------           -----------

LOOMIS SAYLES SMALL CAP CORE SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                            52.723765         54.126372                0.0000
01/01/2015 to 12/31/2015                                            54.126372         52.339183              365.1265
-----------------------------------------------------------------   ---------         ---------           -----------

MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                            19.159671         18.932119                0.0000
01/01/2015 to 12/31/2015                                            18.932119         19.703879               84.8424
-----------------------------------------------------------------   ---------         ---------           -----------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                            14.004965         14.015734            3,109.1387
01/01/2015 to 12/31/2015                                            14.015734         13.712497           30,115.2052
-----------------------------------------------------------------   ---------         ---------           -----------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                            14.789196         14.785379            1,021.6494
01/01/2015 to 12/31/2015                                            14.785379         14.394512           91,153.1344
-----------------------------------------------------------------   ---------         ---------           -----------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                            15.359818         15.342896            6,126.2110
01/01/2015 to 12/31/2015                                            15.342896         14.907923           92,421.2184
-----------------------------------------------------------------   ---------         ---------           -----------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                            15.744324         15.704771                0.0000
01/01/2015 to 12/31/2015                                            15.704771         15.193332           44,496.3034
-----------------------------------------------------------------   ---------         ---------           -----------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)

11/19/2014 to 12/31/2014                                            25.808664         26.181194              324.2919
01/01/2015 to 12/31/2015                                            26.181194         25.075747           14,375.9686
-----------------------------------------------------------------   ---------         ---------           -----------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS G)

11/19/2014 to 12/31/2014                                            60.419170         60.716018              448.1054
01/01/2015 to 12/31/2015                                            60.716018         60.294244           11,331.3385
-----------------------------------------------------------------   ---------         ---------           -----------

MFS(R) VALUE SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                            22.939389         23.293524               22.1781
01/01/2015 to 12/31/2015                                            23.293524         22.840233            2,968.4495
-----------------------------------------------------------------   ---------         ---------           -----------

MSCI EAFE(R) INDEX SUB-ACCOUNT (CLASS G)

11/19/2014 to 12/31/2014                                            14.064724         13.556208            1,140.6413
01/01/2015 to 12/31/2015                                            13.556208         13.166143           28,045.5115
-----------------------------------------------------------------   ---------         ---------           -----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                            23.739651         23.938565                0.0000
01/01/2015 to 12/31/2015                                            23.938565         23.648110            1,801.1282
-----------------------------------------------------------------   ---------         ---------           -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                          1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                               NUMBER OF
                                                                              ACCUMULATION    ACCUMULATION    ACCUMULATION
                                                                             UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                                              BEGINNING OF       END OF      OUTSTANDING AT
                                                                                 PERIOD          PERIOD      END OF PERIOD
                                                                            --------------- --------------- ---------------
RUSSELL 2000(R) INDEX SUB-ACCOUNT (CLASS G)

11/19/2014 to 12/31/2014                                                       24.817525       25.809501         171.1283
01/01/2015 to 12/31/2015                                                       25.809501       24.247567       5,135.6300
---------------------------------------------------------------------------    ---------       ---------       ----------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                       22.938715       22.849870           0.0000
01/01/2015 to 12/31/2015                                                       22.849870       24.851181       8,457.8413
---------------------------------------------------------------------------    ---------       ---------       ----------

T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS G)

11/19/2014 to 12/31/2014                                                       28.823412       29.474074           0.0000
01/01/2015 to 12/31/2015                                                       29.474074       29.732841       4,446.6032
---------------------------------------------------------------------------    ---------       ---------       ----------

VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                       15.258549       13.501963           0.0000
01/01/2015 to 12/31/2015                                                       13.501963        8.934732       5,717.0074
---------------------------------------------------------------------------    ---------       ---------       ----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                       29.046528       28.949745           0.0000
01/01/2015 to 12/31/2015                                                       28.949745       27.920237         731.6092
---------------------------------------------------------------------------    ---------       ---------       ----------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                       17.383901       17.395238           0.0000
01/01/2015 to 12/31/2015                                                       17.395238       17.171688         910.6056
---------------------------------------------------------------------------    ---------       ---------       ----------

WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                       47.214584       47.538780           0.0000
01/01/2015 to 12/31/2015                                                       47.538780       47.786178         662.5724
---------------------------------------------------------------------------    ---------       ---------       ----------

PIMCO VARIABLE INSURANCE TRUST

PIMCO COMMODITYREALRETURN(R) STRATEGY SUB-ACCOUNT (CLASS M)

11/19/2014 to 12/31/2014                                                        9.996059        8.674583           0.0000
01/01/2015 to 12/31/2015                                                        8.674583        6.336225       5,836.3380
---------------------------------------------------------------------------    ---------       ---------       ----------

PIMCO EMERGING MARKETS BOND SUB-ACCOUNT (CLASS M)

11/19/2014 to 12/31/2014                                                        9.904240        9.546195          91.6218
01/01/2015 to 12/31/2015                                                        9.546195        9.156853       6,222.3602
---------------------------------------------------------------------------    ---------       ---------       ----------

PIMCO UNCONSTRAINED BOND SUB-ACCOUNT (CLASS M)

11/19/2014 to 12/31/2014                                                        9.987265        9.956111           0.0000
01/01/2015 to 12/31/2015                                                        9.956111        9.605528       4,541.1698
---------------------------------------------------------------------------    ---------       ---------       ----------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

GLOBAL INFRASTRUCTURE SUB-ACCOUNT (CLASS II)

11/19/2014 to 12/31/2014                                                       12.154327       12.041012           0.0000
01/01/2015 to 12/31/2015                                                       12.041012       10.204434       6,143.8686
---------------------------------------------------------------------------    ---------       ---------       ----------

VAN ECK VIP TRUST

VAN ECK VIP LONG/SHORT EQUITY INDEX UB-ACCOUNT (CLASS S)

11/19/2014 to 12/31/2014                                                       10.008097       10.076755           0.0000
01/01/2015 to 12/31/2015                                                       10.076755        9.605865       3,211.0617

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)




                                  1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             ACCUMULATION
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
                                                                                                PERIOD
                                                                                           ---------------
AMERICAN FUNDS INSURANCE SERIES(R)

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 4)

11/19/2014 to 12/31/2014                                                                      12.887744
01/01/2015 to 12/31/2015                                                                      13.113309
------------------------------------------------------------------------------------------    ---------

BLACKROCK VARIABLE SERIES FUNDS, INC.

BLACKROCK GLOBAL ALLOCATION V.I. SUB-ACCOUNT (CLASS III)

11/19/2014 to 12/31/2014                                                                      21.506535
01/01/2015 to 12/31/2015                                                                      21.303605
------------------------------------------------------------------------------------------    ---------

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS

IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT (CLASS A)

11/19/2014 to 12/31/2014                                                                      17.904717
01/01/2015 to 12/31/2015                                                                      17.508605
------------------------------------------------------------------------------------------    ---------

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

PERMAL ALTERNATIVE SELECT VIT SUB-ACCOUNT (CLASS II)

11/19/2014 to 12/31/2014                                                                      10.076626
01/01/2015 to 12/31/2015                                                                      10.017785
------------------------------------------------------------------------------------------    ---------

MET INVESTORS SERIES TRUST

AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION
SUB-ACCOUNT
 (CLASS B))

11/19/2014 to 12/31/2014                                                                      12.339502
01/01/2015 to 12/31/2015                                                                      12.397184
------------------------------------------------------------------------------------------    ---------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      10.510424
01/01/2015 to 12/31/2015                                                                      10.568750
------------------------------------------------------------------------------------------    ---------

AMERICAN FUNDS(R) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)

11/19/2014 to 12/31/2014                                                                      13.391924
01/01/2015 to 12/31/2015                                                                      13.325432
------------------------------------------------------------------------------------------    ---------

AMERICAN FUNDS(R) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)

11/19/2014 to 12/31/2014                                                                      13.473618
01/01/2015 to 12/31/2015                                                                      13.366069
------------------------------------------------------------------------------------------    ---------

AMERICAN FUNDS(R) GROWTH SUB-ACCOUNT (CLASS C)

11/19/2014 to 12/31/2014                                                                       1.393747
01/01/2015 to 12/31/2015                                                                       1.396423
------------------------------------------------------------------------------------------    ---------

AMERICAN FUNDS(R) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)

11/19/2014 to 12/31/2014                                                                      13.118224
01/01/2015 to 12/31/2015                                                                      13.076830
------------------------------------------------------------------------------------------    ---------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      11.782282
01/01/2015 to 12/31/2015                                                                      11.420947
------------------------------------------------------------------------------------------    ---------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      11.886631
01/01/2015 to 12/31/2015                                                                      11.828337
------------------------------------------------------------------------------------------    ---------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      28.356898
01/01/2015 to 12/31/2015                                                                      27.942922
------------------------------------------------------------------------------------------    ---------




                                                                                                              NUMBER OF
                                                                                             ACCUMULATION    ACCUMULATION
                                                                                            UNIT VALUE AT       UNITS
                                                                                                END OF      OUTSTANDING AT
                                                                                                PERIOD      END OF PERIOD
                                                                                           --------------- ---------------
AMERICAN FUNDS INSURANCE SERIES(R)

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 4)

11/19/2014 to 12/31/2014                                                                      13.113309           0.0000
01/01/2015 to 12/31/2015                                                                      12.967367      16,362.8815
------------------------------------------------------------------------------------------    ---------      -----------

BLACKROCK VARIABLE SERIES FUNDS, INC.

BLACKROCK GLOBAL ALLOCATION V.I. SUB-ACCOUNT (CLASS III)

11/19/2014 to 12/31/2014                                                                      21.303605         401.6541
01/01/2015 to 12/31/2015                                                                      20.859624       7,778.2399
------------------------------------------------------------------------------------------    ---------      -----------

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS

IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT (CLASS A)

11/19/2014 to 12/31/2014                                                                      17.508605       2,502.1076
01/01/2015 to 12/31/2015                                                                      15.871693       5,750.8985
------------------------------------------------------------------------------------------    ---------      -----------

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

PERMAL ALTERNATIVE SELECT VIT SUB-ACCOUNT (CLASS II)

11/19/2014 to 12/31/2014                                                                      10.017785      17,388.4451
01/01/2015 to 12/31/2015                                                                       9.474704     187,082.4409
------------------------------------------------------------------------------------------    ---------     ------------

MET INVESTORS SERIES TRUST

AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT
 (CLASS B))

11/19/2014 to 12/31/2014                                                                      12.397184           0.0000
01/01/2015 to 12/31/2015                                                                      12.332587       4,278.6191
------------------------------------------------------------------------------------------    ---------     ------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      10.568750           0.0000
01/01/2015 to 12/31/2015                                                                      10.350304       1,396.5851
------------------------------------------------------------------------------------------    ---------     ------------

AMERICAN FUNDS(R) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)

11/19/2014 to 12/31/2014                                                                      13.325432           0.0000
01/01/2015 to 12/31/2015                                                                      13.086680      18,935.7164
------------------------------------------------------------------------------------------    ---------     ------------

AMERICAN FUNDS(R) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)

11/19/2014 to 12/31/2014                                                                      13.366069       2,230.7335
01/01/2015 to 12/31/2015                                                                      13.119947       6,697.9189
------------------------------------------------------------------------------------------    ---------     ------------

AMERICAN FUNDS(R) GROWTH SUB-ACCOUNT (CLASS C)

11/19/2014 to 12/31/2014                                                                       1.396423      12,400.5992
01/01/2015 to 12/31/2015                                                                       1.470802     330,412.9735
------------------------------------------------------------------------------------------    ---------     ------------

AMERICAN FUNDS(R) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)

11/19/2014 to 12/31/2014                                                                      13.076830           0.0000
01/01/2015 to 12/31/2015                                                                      12.839882         489.5233
------------------------------------------------------------------------------------------    ---------     ------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      11.420947           0.0000
01/01/2015 to 12/31/2015                                                                      10.214631         450.1636
------------------------------------------------------------------------------------------    ---------     ------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      11.828337           0.0000
01/01/2015 to 12/31/2015                                                                      11.686232       9,050.9991
------------------------------------------------------------------------------------------    ---------     ------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      27.942922         403.3003
01/01/2015 to 12/31/2015                                                                      26.518743       6,239.8864
------------------------------------------------------------------------------------------    ---------     ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                   1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                            ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                           UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                            BEGINNING OF         END OF        OUTSTANDING AT
                                                               PERIOD            PERIOD        END OF PERIOD
                                                          ---------------   ---------------   ---------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                     19.166089         19.424740           736.6118
01/01/2015 to 12/31/2015                                     19.424740         18.942984        18,480.8382
-------------------------------------------------------      ---------         ---------        -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                     15.665605         15.777330           946.8580
01/01/2015 to 12/31/2015                                     15.777330         14.974877        37,799.2783
-------------------------------------------------------      ---------         ---------        -----------

GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                     24.699328         25.193922           951.9962
01/01/2015 to 12/31/2015                                     25.193922         22.646125         7,588.2435
-------------------------------------------------------      ---------         ---------        -----------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                     26.875477         26.739009           550.8569
01/01/2015 to 12/31/2015                                     26.739009         25.250624        23,594.1280
-------------------------------------------------------      ---------         ---------        -----------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                     11.032565         11.102081         6,104.5450
01/01/2015 to 12/31/2015                                     11.102081         10.518916        13,129.6672
-------------------------------------------------------      ---------         ---------        -----------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                     17.273860         17.307033         1,621.1612
01/01/2015 to 12/31/2015                                     17.307033         16.095628         3,364.5957
-------------------------------------------------------      ---------         ---------        -----------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                     39.954332         40.286089             0.0000
01/01/2015 to 12/31/2015                                     40.286089         36.266785         2,673.8323
-------------------------------------------------------      ---------         ---------        -----------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                     27.157642         27.679783             0.0000
01/01/2015 to 12/31/2015                                     27.679783         26.908922         6,535.2297
-------------------------------------------------------      ---------         ---------        -----------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                      9.938670          9.993042            83.4926
01/01/2015 to 12/31/2015                                      9.993042          9.931455         9,982.3221
-------------------------------------------------------      ---------         ---------        -----------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                     12.224546         12.219389             0.0000
01/01/2015 to 12/31/2015                                     12.219389         12.193798        10,960.9532
-------------------------------------------------------      ---------         ---------        -----------

JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                     19.630581         20.520844             0.0000
01/01/2015 to 12/31/2015                                     20.520844         18.787682         2,631.2642
-------------------------------------------------------      ---------         ---------        -----------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                     17.870662         17.671204             0.0000
01/01/2015 to 12/31/2015                                     17.671204         17.692473         2,084.5936
-------------------------------------------------------      ---------         ---------        -----------

LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                     31.042646         30.979345           556.1751
01/01/2015 to 12/31/2015                                     30.979345         29.974209        12,096.4866
-------------------------------------------------------      ---------         ---------        -----------

MET/ARTISAN INTERNATIONAL SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                     10.147446          9.955922             0.0000
01/01/2015 to 12/31/2015                                      9.955922          9.503358         4,545.9743
-------------------------------------------------------      ---------         ---------        -----------

MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                     11.327754         11.225720           988.3320
01/01/2015 to 12/31/2015                                     11.225720         11.010205        17,782.3075
-------------------------------------------------------      ---------         ---------        -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                  1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             ACCUMULATION
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
                                                                                                PERIOD
                                                                                           ---------------
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                   10.128564
01/01/2015 to 12/31/2015                                                                   10.105565
------------------------------------------------------------------------------------------ ---------

MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                   13.980352
01/01/2015 to 12/31/2015                                                                   13.658847
------------------------------------------------------------------------------------------ ---------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                   16.979326
01/01/2015 to 12/31/2015                                                                   16.933600
------------------------------------------------------------------------------------------ ---------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                   12.830167
01/01/2015 to 12/31/2015                                                                   12.902153
------------------------------------------------------------------------------------------ ---------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                   12.168621
01/01/2015 to 12/31/2015                                                                   12.243247
------------------------------------------------------------------------------------------ ---------

METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B))

11/19/2014 to 12/31/2014                                                                   25.127060
01/01/2015 to 12/31/2015                                                                   25.219108
------------------------------------------------------------------------------------------ ---------

MFS(R) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                   11.017908
01/01/2015 to 12/31/2015                                                                   10.476271
------------------------------------------------------------------------------------------ ---------

MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                   17.246951
01/01/2015 to 12/31/2015                                                                   16.537912
------------------------------------------------------------------------------------------ ---------

MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                   19.745328
01/01/2015 to 12/31/2015                                                                   19.548510
------------------------------------------------------------------------------------------ ---------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                   27.131613
01/01/2015 to 12/31/2015                                                                   26.805734
------------------------------------------------------------------------------------------ ---------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                   10.480614
01/01/2015 to 12/31/2015                                                                   10.457535
------------------------------------------------------------------------------------------ ---------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                   15.460880
01/01/2015 to 12/31/2015                                                                   15.273476
------------------------------------------------------------------------------------------ ---------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                   18.534438
01/01/2015 to 12/31/2015                                                                   18.604882
------------------------------------------------------------------------------------------ ---------

PIONEER FUND SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                   29.053768
01/01/2015 to 12/31/2015                                                                   29.221486
------------------------------------------------------------------------------------------ ---------

PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                   29.896928
01/01/2015 to 12/31/2015                                                                   29.720610
------------------------------------------------------------------------------------------ ---------




                                                                                                              NUMBER OF
                                                                                             ACCUMULATION    ACCUMULATION
                                                                                            UNIT VALUE AT       UNITS
                                                                                                END OF      OUTSTANDING AT
                                                                                                PERIOD      END OF PERIOD
                                                                                           --------------- ---------------
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      10.105565         281.8359
01/01/2015 to 12/31/2015                                                                       9.932797      12,856.8410
------------------------------------------------------------------------------------------    ---------      -----------

MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      13.658847       1,559.4007
01/01/2015 to 12/31/2015                                                                      12.947476      18,816.3231
------------------------------------------------------------------------------------------    ---------      -----------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      16.933600      35,858.4439
01/01/2015 to 12/31/2015                                                                      16.412027       7,426.6291
------------------------------------------------------------------------------------------    ---------      -----------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      12.902153         693.6869
01/01/2015 to 12/31/2015                                                                      12.239404      43,851.1563
------------------------------------------------------------------------------------------    ---------      -----------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      12.243247           0.0000
01/01/2015 to 12/31/2015                                                                      11.962573      17,612.2354
------------------------------------------------------------------------------------------    ---------      -----------

METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B))

11/19/2014 to 12/31/2014                                                                      25.219108         754.0061
01/01/2015 to 12/31/2015                                                                      23.594196       1,532.6047
------------------------------------------------------------------------------------------    ---------      -----------

MFS(R) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      10.476271         607.8265
01/01/2015 to 12/31/2015                                                                       8.930430      13,573.6836
------------------------------------------------------------------------------------------    ---------      -----------

MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      16.537912           0.0000
01/01/2015 to 12/31/2015                                                                      16.066862       7,236.4611
------------------------------------------------------------------------------------------    ---------      -----------

MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      19.548510           0.0000
01/01/2015 to 12/31/2015                                                                      18.363552       8,407.6157
------------------------------------------------------------------------------------------    ---------      -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      26.805734         315.8519
01/01/2015 to 12/31/2015                                                                      27.535734      10,890.3586
------------------------------------------------------------------------------------------    ---------      -----------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      10.457535           0.0000
01/01/2015 to 12/31/2015                                                                       9.776653         284.9219
------------------------------------------------------------------------------------------    ---------      -----------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      15.273476         184.6298
01/01/2015 to 12/31/2015                                                                      14.636599       5,486.2380
------------------------------------------------------------------------------------------    ---------      -----------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      18.604882       1,696.7139
01/01/2015 to 12/31/2015                                                                      18.402284       9,643.9143
------------------------------------------------------------------------------------------    ---------      -----------

PIONEER FUND SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      29.221486         340.4131
01/01/2015 to 12/31/2015                                                                      28.829385         722.1134
------------------------------------------------------------------------------------------    ---------      -----------

PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      29.720610           0.0000
01/01/2015 to 12/31/2015                                                                      28.931055       5,736.1074
------------------------------------------------------------------------------------------    ---------      -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                  1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             ACCUMULATION
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
                                                                                                PERIOD
                                                                                           ---------------
PYRAMIS(R) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      10.925906
01/01/2015 to 12/31/2015                                                                      11.045042
------------------------------------------------------------------------------------------    ---------

PYRAMIS(R) MANAGED RISK SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      11.492411
01/01/2015 to 12/31/2015                                                                      11.578906
------------------------------------------------------------------------------------------    ---------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      12.418573
01/01/2015 to 12/31/2015                                                                      12.444905
------------------------------------------------------------------------------------------    ---------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS
B))

11/19/2014 to 12/31/2014                                                                      15.508915
01/01/2015 to 12/31/2015                                                                      15.476937
------------------------------------------------------------------------------------------    ---------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH ETF SUB-ACCOUNT (CLASS B))

11/19/2014 to 12/31/2014                                                                      15.391019
01/01/2015 to 12/31/2015                                                                      15.334647
------------------------------------------------------------------------------------------    ---------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      82.639183
01/01/2015 to 12/31/2015                                                                      83.210342
------------------------------------------------------------------------------------------    ---------

TCW CORE FIXED INCOME SUB-ACCOUNT (CLASS B)

05/01/2015 to 12/31/2015                                                                       9.997288
------------------------------------------------------------------------------------------    ---------

WMC LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      15.938766
01/01/2015 to 12/31/2015                                                                      16.133713
------------------------------------------------------------------------------------------    ---------

METROPOLITAN SERIES FUND

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      14.891032
01/01/2015 to 12/31/2015                                                                      14.606852
------------------------------------------------------------------------------------------    ---------

BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)

11/19/2014 to 12/31/2014                                                                      17.457592
01/01/2015 to 12/31/2015                                                                      17.595920
------------------------------------------------------------------------------------------    ---------

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      65.583786
01/01/2015 to 12/31/2015                                                                      66.228919
------------------------------------------------------------------------------------------    ---------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      47.482333
01/01/2015 to 12/31/2015                                                                      47.980703
------------------------------------------------------------------------------------------    ---------

BLACKROCK LARGE CAP VALUE SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      18.042269
01/01/2015 to 12/31/2015                                                                      18.223988
------------------------------------------------------------------------------------------    ---------

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      24.116989
01/01/2015 to 12/31/2015                                                                      24.086481
------------------------------------------------------------------------------------------    ---------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      20.918209
01/01/2015 to 12/31/2015                                                                      20.826834
------------------------------------------------------------------------------------------    ---------




                                                                                                              NUMBER OF
                                                                                             ACCUMULATION    ACCUMULATION
                                                                                            UNIT VALUE AT       UNITS
                                                                                                END OF      OUTSTANDING AT
                                                                                                PERIOD      END OF PERIOD
                                                                                           --------------- ---------------
PYRAMIS(R) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      11.045042         455.1112
01/01/2015 to 12/31/2015                                                                      10.971197       1,591.5139
------------------------------------------------------------------------------------------    ---------       ----------

PYRAMIS(R) MANAGED RISK SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      11.578906         771.7298
01/01/2015 to 12/31/2015                                                                      11.308937      29,706.6969
------------------------------------------------------------------------------------------    ---------      -----------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      12.444905           0.0000
01/01/2015 to 12/31/2015                                                                      12.200565       2,719.6089
------------------------------------------------------------------------------------------    ---------      -----------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B))

11/19/2014 to 12/31/2014                                                                      15.476937           0.0000
01/01/2015 to 12/31/2015                                                                      15.007117      18,463.9367
------------------------------------------------------------------------------------------    ---------      -----------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH ETF SUB-ACCOUNT (CLASS B))

11/19/2014 to 12/31/2014                                                                      15.334647       6,559.3337
01/01/2015 to 12/31/2015                                                                      14.816389      55,080.8531
------------------------------------------------------------------------------------------    ---------      -----------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      83.210342           0.0000
01/01/2015 to 12/31/2015                                                                      79.348881       2,646.8210
------------------------------------------------------------------------------------------    ---------      -----------

TCW CORE FIXED INCOME SUB-ACCOUNT (CLASS B)

05/01/2015 to 12/31/2015                                                                       9.874419       2,202.1999
------------------------------------------------------------------------------------------    ---------      -----------

WMC LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      16.133713       1,113.4523
01/01/2015 to 12/31/2015                                                                      16.661002       2,650.8126
------------------------------------------------------------------------------------------    ---------      -----------

METROPOLITAN SERIES FUND

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      14.606852           0.0000
01/01/2015 to 12/31/2015                                                                      14.133563       2,882.3775
------------------------------------------------------------------------------------------    ---------      -----------

BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)

11/19/2014 to 12/31/2014                                                                      17.595920       9,718.7778
01/01/2015 to 12/31/2015                                                                      17.393622      78,931.6166
------------------------------------------------------------------------------------------    ---------      -----------

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      66.228919         192.0593
01/01/2015 to 12/31/2015                                                                      65.727602       5,076.8626
------------------------------------------------------------------------------------------    ---------      -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      47.980703         378.1594
01/01/2015 to 12/31/2015                                                                      50.308404       1,990.1111
------------------------------------------------------------------------------------------    ---------      -----------

BLACKROCK LARGE CAP VALUE SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      18.223988           0.0000
01/01/2015 to 12/31/2015                                                                      16.911026       6,012.1701
------------------------------------------------------------------------------------------    ---------      -----------

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      24.086481       2,662.3263
01/01/2015 to 12/31/2015                                                                      23.822974      25,330.6495
------------------------------------------------------------------------------------------    ---------      -----------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                                      20.826834       1,331.5575
01/01/2015 to 12/31/2015                                                                      22.770031      14,374.4377
------------------------------------------------------------------------------------------    ---------      -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                        1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                           NUMBER OF
                                                                      ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                                     UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                                      BEGINNING OF         END OF        OUTSTANDING AT
                                                                         PERIOD            PERIOD        END OF PERIOD
                                                                    ---------------   ---------------   ---------------
LOOMIS SAYLES SMALL CAP CORE SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                            58.433490            60.022537             0.0000
01/01/2015 to 12/31/2015                                            60.022537            58.331636           710.5113
-----------------------------------------------------------------   ---------            ---------           --------

MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                            19.748727            19.525422             0.0000
01/01/2015 to 12/31/2015                                            19.525422            20.423236         1,813.6581
-----------------------------------------------------------------   ---------            ---------         ----------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                            14.690848            14.710606             0.0000
01/01/2015 to 12/31/2015                                            14.710606            14.464485        13,470.3028
-----------------------------------------------------------------   ---------            ---------        -----------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                            15.513530            15.518454         4,792.7579
01/01/2015 to 12/31/2015                                            15.518454            15.183954        50,699.0024
-----------------------------------------------------------------   ---------            ---------        -----------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                            16.112149            16.103666             0.0000
01/01/2015 to 12/31/2015                                            16.103666            15.725575       157,567.9184
-----------------------------------------------------------------   ---------            ---------       ------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                            16.515564            16.483562         2,654.5369
01/01/2015 to 12/31/2015                                            16.483562            16.026719       107,922.5889
-----------------------------------------------------------------   ---------            ---------       ------------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)

11/19/2014 to 12/31/2014                                            27.733335            28.149843         1,309.1467
01/01/2015 to 12/31/2015                                            28.149843            27.096435        23,541.7762
-----------------------------------------------------------------   ---------            ---------       ------------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS G)

11/19/2014 to 12/31/2014                                            68.314715            68.689883         2,321.8713
01/01/2015 to 12/31/2015                                            68.689883            68.554645        21,281.9908
-----------------------------------------------------------------   ---------            ---------       ------------

MFS(R) VALUE SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                            24.892781            25.291617           390.1532
01/01/2015 to 12/31/2015                                            25.291617            24.923756        10,414.6866
-----------------------------------------------------------------   ---------            ---------       ------------

MSCI EAFE(R) INDEX SUB-ACCOUNT (CLASS G)

11/19/2014 to 12/31/2014                                            15.239276            14.696767         3,941.9271
01/01/2015 to 12/31/2015                                            14.696767            14.345466        52,331.1281
-----------------------------------------------------------------   ---------            ---------       ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                            25.509956            25.738521             0.0000
01/01/2015 to 12/31/2015                                            25.738521            25.553678         1,069.5625
-----------------------------------------------------------------   ---------            ---------       ------------

RUSSELL 2000(R) INDEX SUB-ACCOUNT (CLASS G)

11/19/2014 to 12/31/2014                                            26.889974            27.980885           658.4704
01/01/2015 to 12/31/2015                                            27.980885            26.419357        15,098.0985
-----------------------------------------------------------------   ---------            ---------       ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                            24.854074            24.772072             0.0000
01/01/2015 to 12/31/2015                                            24.772072            27.076768        16,622.7892
-----------------------------------------------------------------   ---------            ---------       ------------

T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS G)

11/19/2014 to 12/31/2014                                            31.495224            32.224740           197.2541
01/01/2015 to 12/31/2015                                            32.224740            32.670626         7,819.6705
-----------------------------------------------------------------   ---------            ---------       ------------

VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                            15.727957            13.925418           467.6047
01/01/2015 to 12/31/2015                                            13.925418             9.261270        12,231.4819
-----------------------------------------------------------------   ---------            ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                          1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                               NUMBER OF
                                                                              ACCUMULATION    ACCUMULATION    ACCUMULATION
                                                                             UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                                              BEGINNING OF       END OF      OUTSTANDING AT
                                                                                 PERIOD          PERIOD      END OF PERIOD
                                                                            --------------- --------------- ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                       32.111021       32.022451         397.9428
01/01/2015 to 12/31/2015                                                       32.022451       31.038507       1,688.7264
---------------------------------------------------------------------------    ---------       ---------       ----------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                       19.218167       19.241765           0.0000
01/01/2015 to 12/31/2015                                                       19.241765       19.089698       5,827.2557
---------------------------------------------------------------------------    ---------       ---------       ----------

WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B)

11/19/2014 to 12/31/2014                                                       52.196646       52.585303         531.3699
01/01/2015 to 12/31/2015                                                       52.585303       53.123903         605.0416
---------------------------------------------------------------------------    ---------       ---------       ----------

PIMCO VARIABLE INSURANCE TRUST

PIMCO COMMODITYREALRETURN(R) STRATEGY SUB-ACCOUNT (CLASS M)

11/19/2014 to 12/31/2014                                                        9.997290        8.680677       1,392.7270
01/01/2015 to 12/31/2015                                                        8.680677        6.372537      14,092.3614
---------------------------------------------------------------------------    ---------       ---------      -----------

PIMCO EMERGING MARKETS BOND SUB-ACCOUNT (CLASS M)

11/19/2014 to 12/31/2014                                                        9.905463        9.552882       1,159.9133
01/01/2015 to 12/31/2015                                                        9.552882        9.209222      12,045.0723
---------------------------------------------------------------------------    ---------       ---------      -----------

PIMCO UNCONSTRAINED BOND SUB-ACCOUNT (CLASS M)

11/19/2014 to 12/31/2014                                                        9.989865        9.964435           0.0000
01/01/2015 to 12/31/2015                                                        9.964435        9.661757       8,993.7819
---------------------------------------------------------------------------    ---------       ---------      -----------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

GLOBAL INFRASTRUCTURE SUB-ACCOUNT (CLASS II)

11/19/2014 to 12/31/2014                                                       13.065933       12.951580         368.8953
01/01/2015 to 12/31/2015                                                       12.951580       11.031188       9,036.9157
---------------------------------------------------------------------------    ---------       ---------      -----------

VAN ECK VIP TRUST

VAN ECK VIP LONG/SHORT EQUITY INDEX UB-ACCOUNT (CLASS S)

11/19/2014 to 12/31/2014                                                       10.016741       10.091265         629.0296
01/01/2015 to 12/31/2015                                                       10.091265        9.667924       8,225.2012




DISCONTINUED INVESTMENT PORTFOLIOS


Effective as of May 1, 2016:


o Met Investors Series Trust: Lord Abbett Bond Debenture Portfolio (Class B) merged into Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class B);


o Met Investors Series Trust: Pioneer Fund Portfolio (Class B) merged into Metropolitan Series Fund: Met/Wellington Core Equity Opportunities Portfolio (Class B); and


o Met Investors Series Trust: Pioneer Strategic Income Portfolio (Class B) merged into Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class B).

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.




            INVESTMENT PORTFOLIO                          INVESTMENT OBJECTIVE
------------------------------------------- -----------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R)
 (CLASS 4)

 American Funds Global Small Capital-       Seeks long-term growth of capital.
 ization Fund
 BLACKROCK VARIABLE SERIES FUNDS,
 INC. (CLASS III)

 BlackRock Global Allocation V.I. Fund      Seeks high total investment return.
 IVY FUNDS VARIABLE INSURANCE
 PORTFOLIOS

 Ivy Funds VIP Asset Strategy Fund          Seeks to provide total return.
 LEGG MASON PARTNERS VARIABLE
 EQUITY TRUST (CLASS II)

 Permal Alternative Select VIT Portfolio    Seeks long-term capital appreciation.
 MET INVESTORS SERIES TRUST

 AB Global Dynamic Allocation Portfolio     Seeks capital appreciation and current
 (Class B)                                  income.
 Allianz Global Investors Dynamic           Seeks total return.
 Multi-Asset Plus Portfolio (Class B)
 American Funds(R) Balanced Allocation      Seeks a balance between a high level of
 Portfolio (Class C)                        current income and growth of capital, with a
                                            greater emphasis on growth of capital.
 American Funds(R) Growth Allocation        Seeks growth of capital.
 Portfolio (Class C)
 American Funds(R) Growth Portfolio         Seeks to achieve growth of capital.
 (Class C)
 American Funds(R) Moderate Allocation      Seeks a high total return in the form of
 Portfolio (Class C)                        income and growth of capital, with a greater
                                            emphasis on income.
 AQR Global Risk Balanced Portfolio         Seeks total return.
 (Class B)
 BlackRock Global Tactical Strategies       Seeks capital appreciation and current
 Portfolio (Class B)                        income.
 BlackRock High Yield Portfolio (Class B)   Seeks to maximize total return, consistent
                                            with income generation and prudent
                                            investment management.
 Clarion Global Real Estate Portfolio       Seeks total return through investment in real
 (Class B)                                  estate securities, emphasizing both capital
                                            appreciation and current income.
 ClearBridge Aggressive Growth Portfolio    Seeks capital appreciation.
 (Class B)



            INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------- ---------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R)
 (CLASS 4)

 American Funds Global Small Capital-       Capital Research and Management
 ization Fund                               Company
 BLACKROCK VARIABLE SERIES FUNDS,
 INC. (CLASS III)

 BlackRock Global Allocation V.I. Fund      BlackRock Advisors, LLC
 IVY FUNDS VARIABLE INSURANCE
 PORTFOLIOS

 Ivy Funds VIP Asset Strategy Fund          Waddell & Reed Investment Management
                                            Company
 LEGG MASON PARTNERS VARIABLE
 EQUITY TRUST (CLASS II)

 Permal Alternative Select VIT Portfolio    Permal Asset Management LLC
                                            Subadviser: Atlantic Investment
                                            Management, Inc., BH-DG Systematic
                                            Trading LLP, Electron Capital Partners, LLC,
                                            First Quadrant, L.P., River Canyon Fund
                                            Management LLC and TT International.
 MET INVESTORS SERIES TRUST

 AB Global Dynamic Allocation Portfolio     MetLife Advisers, LLC
 (Class B)                                  Subadviser: AllianceBernstein L.P.
 Allianz Global Investors Dynamic           MetLife Advisers, LLC
 Multi-Asset Plus Portfolio (Class B)       Subadviser: Allianz Global Investors
                                            U.S. LLC
 American Funds(R) Balanced Allocation      MetLife Advisers, LLC
 Portfolio (Class C)
 American Funds(R) Growth Allocation        MetLife Advisers, LLC
 Portfolio (Class C)
 American Funds(R) Growth Portfolio         MetLife Advisers, LLC; Capital Research
 (Class C)                                  and Management Company
 American Funds(R) Moderate Allocation      MetLife Advisers, LLC
 Portfolio (Class C)
 AQR Global Risk Balanced Portfolio         MetLife Advisers, LLC
 (Class B)                                  Subadviser: AQR Capital Management, LLC
 BlackRock Global Tactical Strategies       MetLife Advisers, LLC
 Portfolio (Class B)                        Subadviser: BlackRock Financial
                                            Management, Inc.
 BlackRock High Yield Portfolio (Class B)   MetLife Advisers, LLC
                                            Subadviser: BlackRock Financial
                                            Management, Inc.
 Clarion Global Real Estate Portfolio       MetLife Advisers, LLC
 (Class B)                                  Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth Portfolio    MetLife Advisers, LLC
 (Class B)                                  Subadviser: ClearBridge Investments, LLC

             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 Goldman Sachs Mid Cap Value Portfolio        Seeks long-term capital appreciation.
 (Class B)
 Harris Oakmark International Portfolio       Seeks long-term capital appreciation.
 (Class B)
 Invesco Balanced-Risk Allocation Portfolio   Seeks total return.
 (Class B)
 Invesco Comstock Portfolio (Class B)         Seeks capital growth and income.
 Invesco Mid Cap Value Portfolio (Class B)    Seeks high total return by investing in equity
                                              securities of mid-sized companies.
 Invesco Small Cap Growth Portfolio           Seeks long-term growth of capital.
 (Class B)
 JPMorgan Core Bond Portfolio (Class B)       Seeks to maximize total return.
 JPMorgan Global Active Allocation            Seeks capital appreciation and current
 Portfolio (Class B)                          income.
 JPMorgan Small Cap Value Portfolio           Seeks long-term capital growth.
 (Class B)
 Loomis Sayles Global Markets Portfolio       Seeks high total investment return through a
 (Class B)                                    combination of capital appreciation and
                                              income.
 Met/Aberdeen Emerging Markets Equity         Seeks capital appreciation.
 Portfolio (Class B) (formerly MFS(R)
 Emerging Markets Equity Portfolio)
 Met/Artisan International Portfolio          Seeks maximum long-term capital growth.
 (Class B)
 Met/Eaton Vance Floating Rate Portfolio      Seeks a high level of current income.
 (Class B)
 Met/Franklin Low Duration Total Return       Seeks a high level of current income, while
 Portfolio (Class B)                          seeking preservation of shareholders' capital.
 Met/Templeton International Bond             Seeks current income with capital
 Portfolio (Class B)                          appreciation and growth of income.
 Met/Wellington Large Cap Research            Seeks long-term capital appreciation.
 Portfolio (Class B) (formerly WMC Large
 Cap Research Portfolio)
 MetLife Asset Allocation 100 Portfolio       Seeks growth of capital.
 (Class B)
 MetLife Balanced Plus Portfolio (Class B)    Seeks a balance between a high level of
                                              current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 MetLife Multi-Index Targeted Risk            Seeks a balance between growth of capital
 Portfolio (Class B)                          and current income, with a greater emphasis
                                              on growth of capital.
 MetLife Small Cap Value Portfolio            Seeks long-term capital appreciation.
 (Class B)
 MFS(R) Research International Portfolio      Seeks capital appreciation.
 (Class B)
 Morgan Stanley Mid Cap Growth                Seeks capital appreciation.
 Portfolio (Class B)
 Oppenheimer Global Equity Portfolio          Seeks capital appreciation.
 (Class B)



             INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- ---------------------------------------------
 Goldman Sachs Mid Cap Value Portfolio        MetLife Advisers, LLC
 (Class B)                                    Subadviser: Goldman Sachs Asset
                                              Management, L.P.
 Harris Oakmark International Portfolio       MetLife Advisers, LLC
 (Class B)                                    Subadviser: Harris Associates L.P.
 Invesco Balanced-Risk Allocation Portfolio   MetLife Advisers, LLC
 (Class B)                                    Subadviser: Invesco Advisers, Inc.
 Invesco Comstock Portfolio (Class B)         MetLife Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 Invesco Mid Cap Value Portfolio (Class B)    MetLife Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth Portfolio           MetLife Advisers, LLC
 (Class B)                                    Subadviser: Invesco Advisers, Inc.
 JPMorgan Core Bond Portfolio (Class B)       MetLife Advisers, LLC
                                              Subadviser: J.P. Morgan Investment
                                              Management Inc.
 JPMorgan Global Active Allocation            MetLife Advisers, LLC
 Portfolio (Class B)                          Subadviser: J.P. Morgan Investment
                                              Management Inc.
 JPMorgan Small Cap Value Portfolio           MetLife Advisers, LLC
 (Class B)                                    Subadviser: J.P. Morgan Investment
                                              Management Inc.
 Loomis Sayles Global Markets Portfolio       MetLife Advisers, LLC
 (Class B)                                    Subadviser: Loomis, Sayles & Company, L.P.
 Met/Aberdeen Emerging Markets Equity         MetLife Advisers, LLC
 Portfolio (Class B) (formerly MFS(R)         Subadviser: Aberdeen Asset Managers
 Emerging Markets Equity Portfolio)           Limited
 Met/Artisan International Portfolio          MetLife Advisers, LLC
 (Class B)                                    Subadviser: Artisan Partners Limited
                                              Partnership
 Met/Eaton Vance Floating Rate Portfolio      MetLife Advisers, LLC
 (Class B)                                    Subadviser: Eaton Vance Management
 Met/Franklin Low Duration Total Return       MetLife Advisers, LLC
 Portfolio (Class B)                          Subadviser: Franklin Advisers, Inc.
 Met/Templeton International Bond             MetLife Advisers, LLC
 Portfolio (Class B)                          Subadviser: Franklin Advisers, Inc.
 Met/Wellington Large Cap Research            MetLife Advisers, LLC
 Portfolio (Class B) (formerly WMC Large      Subadviser: Wellington Management
 Cap Research Portfolio)                      Company LLP
 MetLife Asset Allocation 100 Portfolio       MetLife Advisers, LLC
 (Class B)
 MetLife Balanced Plus Portfolio (Class B)    MetLife Advisers, LLC
                                              Subadviser: Overlay Portion:
                                              Pacific Investment Management Company
                                              LLC
 MetLife Multi-Index Targeted Risk            MetLife Advisers, LLC
 Portfolio (Class B)                          Subadviser: Overlay Portion:
                                              MetLife Investment Advisors, LLC
 MetLife Small Cap Value Portfolio            MetLife Advisers, LLC
 (Class B)                                    Subadvisers: Delaware Investments Fund
                                              Advisers; Wells Capital
                                              Management Incorporated (formerly Third
                                              Avenue Management LLC)
 MFS(R) Research International Portfolio      MetLife Advisers, LLC
 (Class B)                                    Subadviser: Massachusetts Financial Services
                                              Company
 Morgan Stanley Mid Cap Growth                MetLife Advisers, LLC
 Portfolio (Class B)                          Subadviser: Morgan Stanley Investment
                                              Management Inc.
 Oppenheimer Global Equity Portfolio          MetLife Advisers, LLC
 (Class B)                                    Subadviser: OppenheimerFunds, Inc.

            INVESTMENT PORTFOLIO                          INVESTMENT OBJECTIVE
------------------------------------------- -----------------------------------------------
 PanAgora Global Diversified Risk           Seeks total return.
 Portfolio (Class B)
 PIMCO Inflation Protected Bond Portfolio   Seeks maximum real return, consistent with
 (Class B)                                  preservation of capital and prudent
                                            investment management.
 PIMCO Total Return Portfolio (Class B)     Seeks maximum total return, consistent with
                                            the preservation of capital and prudent
                                            investment management.
 Pyramis(R) Government Income Portfolio     Seeks a high level of current income,
 (Class B)                                  consistent with preservation of principal.
 Pyramis(R) Managed Risk Portfolio          Seeks total return.
 (Class B)
 Schroders Global Multi-Asset Portfolio     Seeks capital appreciation and current
 (Class B)                                  income.
 SSGA Growth and Income ETF Portfolio       Seeks growth of capital and income.
 (Class B)
 SSGA Growth ETF Portfolio (Class B)        Seeks growth of capital.
 T. Rowe Price Large Cap Value Portfolio    Seeks long-term capital appreciation by
 (Class B)                                  investing in common stocks believed to be
                                            undervalued. Income is a secondary
                                            objective.
 TCW Core Fixed Income Portfolio            Seeks to maximize total return consistent
 (Class B)                                  with the preservation of capital.
 METROPOLITAN SERIES FUND

 Baillie Gifford International Stock        Seeks long-term growth of capital.
 Portfolio (Class B)
 Barclays Aggregate Bond Index Portfolio    Seeks to track the performance of the
 (Class G)                                  Barclays U.S. Aggregate Bond Index.
 BlackRock Bond Income Portfolio            Seeks a competitive total return primarily
 (Class B)                                  from investing in fixed-income securities.
 BlackRock Capital Appreciation Portfolio   Seeks long-term growth of capital.
 (Class B)
 BlackRock Large Cap Value Portfolio        Seeks long-term growth of capital.
 (Class B)
 BlackRock Ultra-Short Term Bond            Seeks a high level of current income
 Portfolio (Class B) (formerly BlackRock    consistent with preservation of capital.
 Money Market Portfolio)
 Jennison Growth Portfolio (Class B)        Seeks long-term growth of capital.
 Loomis Sayles Small Cap Core Portfolio     Seeks long-term capital growth from
 (Class B)                                  investments in common stocks or other
                                            equity securities.
 Met/Dimensional International Small        Seeks long-term capital appreciation.
 Company Portfolio (Class B)
 Met/Wellington Core Equity                 Seeks to provide a growing stream of income
 Opportunities Portfolio (Class B)          over time and, secondarily, long-term capital
 (formerly WMC Core Equity                  appreciation and current income.
 Opportunities Portfolio)
 MetLife Asset Allocation 20 Portfolio      Seeks a high level of current income, with
 (Class B)                                  growth of capital as a secondary objective.
 MetLife Asset Allocation 40 Portfolio      Seeks high total return in the form of income
 (Class B)                                  and growth of capital, with a greater
                                            emphasis on income.



            INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------- ---------------------------------------------
 PanAgora Global Diversified Risk           MetLife Advisers, LLC
 Portfolio (Class B)                        Subadviser: PanAgora Asset Management,
                                            Inc.
 PIMCO Inflation Protected Bond Portfolio   MetLife Advisers, LLC
 (Class B)                                  Subadviser: Pacific Investment Management
                                            Company LLC
 PIMCO Total Return Portfolio (Class B)     MetLife Advisers, LLC
                                            Subadviser: Pacific Investment Management
                                            Company LLC
 Pyramis(R) Government Income Portfolio     MetLife Advisers, LLC
 (Class B)                                  Subadviser: FIAM LLC
 Pyramis(R) Managed Risk Portfolio          MetLife Advisers, LLC
 (Class B)                                  Subadviser: FIAM LLC
 Schroders Global Multi-Asset Portfolio     MetLife Advisers, LLC
 (Class B)                                  Subadvisers: Schroder Investment
                                            Management North America Inc.;
                                            Schroder Investment Management North
                                            America Limited
 SSGA Growth and Income ETF Portfolio       MetLife Advisers, LLC
 (Class B)                                  Subadviser: SSGA Funds Management, Inc.
 SSGA Growth ETF Portfolio (Class B)        MetLife Advisers, LLC
                                            Subadviser: SSGA Funds Management, Inc.
 T. Rowe Price Large Cap Value Portfolio    MetLife Advisers, LLC
 (Class B)                                  Subadviser: T. Rowe Price Associates, Inc.
 TCW Core Fixed Income Portfolio            MetLife Advisers, LLC
 (Class B)                                  Subadviser: TCW Investment Management
                                            Company
 METROPOLITAN SERIES FUND

 Baillie Gifford International Stock        MetLife Advisers, LLC
 Portfolio (Class B)                        Subadviser: Baillie Gifford Overseas Limited
 Barclays Aggregate Bond Index Portfolio    MetLife Advisers, LLC
 (Class G)                                  Subadviser: MetLife Investment Advisors,
                                            LLC
 BlackRock Bond Income Portfolio            MetLife Advisers, LLC
 (Class B)                                  Subadviser: BlackRock Advisors, LLC
 BlackRock Capital Appreciation Portfolio   MetLife Advisers, LLC
 (Class B)                                  Subadviser: BlackRock Advisors, LLC
 BlackRock Large Cap Value Portfolio        MetLife Advisers, LLC
 (Class B)                                  Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond            MetLife Advisers, LLC
 Portfolio (Class B) (formerly BlackRock    Subadviser: BlackRock Advisors, LLC
 Money Market Portfolio)
 Jennison Growth Portfolio (Class B)        MetLife Advisers, LLC
                                            Subadviser: Jennison Associates LLC
 Loomis Sayles Small Cap Core Portfolio     MetLife Advisers, LLC
 (Class B)                                  Subadviser: Loomis, Sayles & Company, L.P.
 Met/Dimensional International Small        MetLife Advisers, LLC
 Company Portfolio (Class B)                Subadviser: Dimensional Fund Advisors LP
 Met/Wellington Core Equity                 MetLife Advisers, LLC
 Opportunities Portfolio (Class B)          Subadviser: Wellington Management
 (formerly WMC Core Equity                  Company LLP
 Opportunities Portfolio)
 MetLife Asset Allocation 20 Portfolio      MetLife Advisers, LLC
 (Class B)
 MetLife Asset Allocation 40 Portfolio      MetLife Advisers, LLC
 (Class B)

            INVESTMENT PORTFOLIO                            INVESTMENT OBJECTIVE
-------------------------------------------- -------------------------------------------------
 MetLife Asset Allocation 60 Portfolio       Seeks a balance between a high level of
 (Class B)                                   current income and growth of capital, with a
                                             greater emphasis on growth of capital.
 MetLife Asset Allocation 80 Portfolio       Seeks growth of capital.
 (Class B)
 MetLife Mid Cap Stock Index Portfolio       Seeks to track the performance of the
 (Class G)                                   Standard & Poor's MidCap 400(R) Composite
                                             Stock Price Index.
 MetLife Stock Index Portfolio (Class G)     Seeks to track the performance of the
                                             Standard & Poor's 500(R) Composite Stock
                                             Price Index.
 MFS(R) Value Portfolio (Class B)            Seeks capital appreciation.
 MSCI EAFE(R) Index Portfolio (Class G)      Seeks to track the performance of the MSCI
                                             EAFE(R) Index.
 Neuberger Berman Genesis Portfolio          Seeks high total return, consisting principally
 (Class B)                                   of capital appreciation.
 Russell 2000(R) Index Portfolio (Class G)   Seeks to track the performance of the Russell
                                             2000(R) Index.
 T. Rowe Price Large Cap Growth Portfolio    Seeks long-term growth of capital.
 (Class B)
 T. Rowe Price Small Cap Growth Portfolio    Seeks long-term capital growth.
 (Class G)
 Van Eck Global Natural Resources            Seeks long-term capital appreciation with
 Portfolio (Class B)                         income as a secondary consideration.
 Western Asset Management Strategic Bond     Seeks to maximize total return consistent
 Opportunities Portfolio (Class B)           with preservation of capital.
 Western Asset Management                    Seeks to maximize total return consistent
 U.S. Government Portfolio (Class B)         with preservation of capital and maintenance
                                             of liquidity.
 PIMCO VARIABLE INSURANCE TRUST
 (CLASS M)

 PIMCO CommodityRealReturn(R) Strategy       Seeks maximum real return, consistent with
 Portfolio                                   prudent investment management.
 PIMCO Emerging Markets Bond Portfolio       Seeks maximum total return, consistent with
                                             preservation of capital and prudent
                                             investment management.
 PIMCO Unconstrained Bond Portfolio          Seeks maximum long-term return, consistent
                                             with preservation of capital and prudent
                                             investment management.
 THE UNIVERSAL INSTITUTIONAL FUNDS,
 INC. (CLASS II)

 Global Infrastructure Portfolio             Seeks both capital appreciation and current
                                             income.
 VANECK VIP TRUST (CLASS S)

 VanEck VIP Long/Short Equity Index          Seeks to track, before fees and expenses, the
 Fund                                        performance of the Market Vectors North
                                             America Long/Short Equity Index.



            INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
-------------------------------------------- ---------------------------------------------
 MetLife Asset Allocation 60 Portfolio       MetLife Advisers, LLC
 (Class B)
 MetLife Asset Allocation 80 Portfolio       MetLife Advisers, LLC
 (Class B)
 MetLife Mid Cap Stock Index Portfolio       MetLife Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife Stock Index Portfolio (Class G)     MetLife Advisers, LLC
                                             Subadviser: MetLife Investment Advisors,
                                             LLC
 MFS(R) Value Portfolio (Class B)            MetLife Advisers, LLC
                                             Subadviser: Massachusetts Financial Services
                                             Company
 MSCI EAFE(R) Index Portfolio (Class G)      MetLife Advisers, LLC
                                             Subadviser: MetLife Investment Advisors,
                                             LLC
 Neuberger Berman Genesis Portfolio          MetLife Advisers, LLC
 (Class B)                                   Subadviser: Neuberger Berman Investment
                                             Advisers LLC
 Russell 2000(R) Index Portfolio (Class G)   MetLife Advisers, LLC
                                             Subadviser: MetLife Investment Advisors,
                                             LLC
 T. Rowe Price Large Cap Growth Portfolio    MetLife Advisers, LLC
 (Class B)                                   Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Small Cap Growth Portfolio    MetLife Advisers, LLC
 (Class G)                                   Subadviser: T. Rowe Price Associates, Inc.
 Van Eck Global Natural Resources            MetLife Advisers, LLC
 Portfolio (Class B)                         Subadviser: Van Eck Associates Corporation
 Western Asset Management Strategic Bond     MetLife Advisers, LLC
 Opportunities Portfolio (Class B)           Subadviser: Western Asset Management
                                             Company
 Western Asset Management                    MetLife Advisers, LLC
 U.S. Government Portfolio (Class B)         Subadviser: Western Asset Management
                                             Company
 PIMCO VARIABLE INSURANCE TRUST
 (CLASS M)

 PIMCO CommodityRealReturn(R) Strategy       Pacific Investment Management Company
 Portfolio                                   LLC
 PIMCO Emerging Markets Bond Portfolio       Pacific Investment Management Company
                                             LLC
 PIMCO Unconstrained Bond Portfolio          Pacific Investment Management Company
                                             LLC
 THE UNIVERSAL INSTITUTIONAL FUNDS,
 INC. (CLASS II)

 Global Infrastructure Portfolio             Morgan Stanley Investment
                                             Management Inc.
                                             Subadvisers: Morgan Stanley Investment
                                             Management Company; Morgan
                                             Stanley Investment Management Limited
 VANECK VIP TRUST (CLASS S)

 VanEck VIP Long/Short Equity Index          Van Eck Associates Corporation
 Fund

                      This page intentionally left blank.

APPENDIX C

DEATH BENEFIT EXAMPLE

The purpose of these examples is to illustrate the operation of the optional Return of Premium death benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES (NOT APPLICABLE IF YOU SELECTED THE C SHARE OPTION) OR INCOME TAXES AND TAX PENALTIES.



RETURN OF PREMIUM DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Return of Premium death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                       9/1/2016              $100,000
   B    Account Value                                  9/1/2017              $104,000
                                             (First Contract Anniversary)
   C    Death Benefit                               As of 9/1/2017           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                  9/1/2018              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                  9/1/2018              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                     9/2/2018              $  9,000
   G    Percentage Reduction in Account                9/2/2018                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                 9/2/2018              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments Reduced for               As of 9/2/2018           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                  9/2/2018              $ 90,000
                                                                             (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2018 and 9/2/2018 are assumed to be equal prior to the withdrawal.

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY

                    METLIFE INVESTORS USA SEPARATE ACCOUNT A


                                      AND


                         METLIFE INSURANCE COMPANY USA


         METLIFE INVESTMENT PORTFOLIO ARCHITECT(SM) - STANDARD VERSION

          METLIFE INVESTMENT PORTFOLIO ARCHITECT(SM) - C SHARE OPTION


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2016, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 343-8496.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2016.


SAI-0516IPAUSA
                                       1

TABLE OF CONTENTS                                           PAGE
  COMPANY..................................................    3
  INDEPENDENT REGISTERED PUBLIC ACCOUNTING
  FIRM.....................................................    3
  CUSTODIAN................................................    3
  DISTRIBUTION.............................................    3
  Reduction or Elimination of the Withdrawal Charge........    5
  CALCULATION OF PERFORMANCE INFORMATION...................    5
  Total Return.............................................    5
  Historical Unit Values...................................    6
  Reporting Agencies.......................................    6
  ANNUITY PROVISIONS.......................................    7
  Variable Annuity.........................................    7
  Fixed Annuity............................................    8
  Mortality and Expense Guarantee..........................    8
  LEGAL OR REGULATORY RESTRICTIONS ON
  TRANSACTIONS.............................................    8
  ADDITIONAL FEDERAL TAX CONSIDERATIONS....................    8
  CONDENSED FINANCIAL INFORMATION..........................   12
  FINANCIAL STATEMENTS.....................................   20

COMPANY

MetLife Insurance Company USA ("MetLife USA") is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. MetLife USA is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. MetLife USA's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.

Effective following the close of business on November 14, 2014, MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife USA changed its domicile from Connecticut to the state of Delaware. As a result of the merger, MetLife USA assumed legal ownership of all of the assets of these companies, including MetLife Investors USA Separate Account A and the assets held in the separate account. MetLife USA is now responsible for administering the contracts and paying any benefits due under the contracts.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and financial highlights comprising each of the Sub-Accounts of MetLife Investors USA Separate Account A included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements and related financial statement schedules of MetLife Insurance Company USA and subsidiaries included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.


CUSTODIAN

MetLife Insurance Company USA, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.


DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.

The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.

MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 1095 Avenue of the Americas, New York, NY 10036. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.


The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.

                                             Aggregate Amount of
                                             Commissions Retained
                   Aggregate Amount of       by Distributor After
                   Commissions Paid to       Payments to Selling
 Fiscal year           Distributor                  Firms
-------------     ---------------------     ---------------------
  2015            $568,720,128              $0
  2014            $463,545,565              $0
  2013            $456,083,088              $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.


As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2015 ranged from $0 to $13,121,738.* The amount of commissions paid to selected selling firms during 2015 ranged from $40,985 to $66,118,647. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2015 ranged from $40,985 to $74,057,901.*

* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates First MetLife Investors Insurance Company and Metropolitan Life Insurance Company .

The following list sets forth the names of selling firms that received additional compensation in 2015 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts offered by the prospectus). The selling firms are listed in alphabetical order.


AIG Advisory Group, Inc.
Ameriprise Financial Services, Inc.

BBVA Compass Investment Solutions, Inc.
Capital Investments Group, Inc.
Centaurus Financial, Inc.
Cetera Advisor Networks LLC

Cetera Advisors LLC
Cetera Financial Group
Cetera Financial Specialists LLC
Cetera Investment Services LLC

CFD Investment, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Equity Services, Inc.
Essex National Securities, Inc.
First Allied Securities, Inc.
Founders Financial Securities, LLC

FSC Securities Corporation
Girard Securities, Inc.

H. D. Vest Investment Services, Inc.

Invest Financial Corp.

Investacorp, Inc.

Investment Centers of America, Inc.
Investment Professionals, Inc.
J.P. Turner & Company, L.L.C.

Janney Montgomery Scott, LLC

Key Investment Services LLC
Legend Equities Corporation

Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation

Lincoln Investment Planning, LLC.

LPL Financial LLC
Merrill Lynch, Inc.
Morgan Stanley Smith Barney, LLC
National Planning Corporation

National Planning Holdings
Navy Federal Brokerage Services, LLC

NEXT Financial Group

NFP Securities, Inc.
Parkland Securities, LLC

PFS Investments Inc.

Planning Corporation of America

ProEquities, Inc.
Raymond James & Associates, Inc.
Raymond James Financial Services, Inc.

RBC Wealth Management
Royal Alliance Associates, Inc.

SagePoint Financial, Inc.
Santander Securities, LLC.

Securities America, Inc.
Sigma Financial Corporation

Signator Financial Services, Inc.
Signator Investors, Inc.
SII Investments, Inc.
Sorrento Pacific Financial, LLC

Stifel, Nicolaus & Company, Incorporated

Summit Brokerage Services, Inc.

TFS Securities, Inc.
Transamerica Financial Advisors, Inc.
Triad Advisors, Inc.

U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.
UVEST Financial Services Group Inc.

ValMark Securities, Inc.

Voya Financial Advisors, Inc.
Voya Financial Partners, LLC
VSR Financial Services, Inc.
Wells Fargo Advisors, LLC
Wells Fargo Advisors Financial Network, LLC
Wescom Financial Services, LLC
Woodbury Financial Services, Inc.


There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

The amount of the withdrawal charge on the Investment Portfolio Architect contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of Purchase Payments to be received will be considered. Per contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.

The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.


CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an Investment Portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), the expenses for the underlying Investment Portfolio being advertised, and any applicable account fee or withdrawal charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

  P (1 + T)n = ERV

Where:

  P = a hypothetical initial payment of $1,000

  T = average annual total return

  n = number of years

  ERV =           ending redeemable value at the end of the time periods used
                      (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each Investment Portfolio will fluctuate over time, and any presentation of the Investment Portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.


HISTORICAL UNIT VALUES

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.


REPORTING AGENCIES

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

ANNUITY PROVISIONS


VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.

The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable Annuity Payment is determined as follows:
The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.

The dollar amount of variable Annuity Payments after the first payment is determined as follows:

1. the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;

2. the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.

The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.

ANNUITY UNIT -- The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.

The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.

(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.

(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

NET INVESTMENT FACTOR -- The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:

A is (i) the net asset value per share of the portfolio at the end of the current Business Day; plus

     (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.

B is the net asset value per share of the portfolio for the immediately preceding Business Day.

C is (i) the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus

     (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:

o You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;

o Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and

o You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.


FIXED ANNUITY

A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value on the day immediately preceding the Annuity Date will be used to determine the fixed annuity monthly payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.


LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS

If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company may also be required to block a contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.


ADDITIONAL FEDERAL TAX CONSIDERATIONS


NON-QUALIFIED CONTRACTS

DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Inadvertent failure to meet these standards may be correctable.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively.

We reserve the right to amend your contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other contract Owners in the Investment Portfolios from adverse tax consequences.

3.8% INVESTMENT TAX

The 3.8% investment tax applies to investment income earned in households making at least $250,000 ($200,000 single) and will result in the following top tax rates on investment income:


 Capital Gains       Dividends       Other
---------------     -----------     ------
     23.8%            43.4%         43.4%

The table above also incorporates the scheduled increase in the capital gains rate from 15% to 20%, and the scheduled increase in the dividends rate from 15% to 39.6%.


QUALIFIED CONTRACTS

Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for contract Owners and plan participants.

TYPES OF QUALIFIED PLANS

The following list includes individual account-type plans which may hold an annuity contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.

IRA
Established by an individual, or employer as part of an employer plan.

SIMPLE
Established by a for-profit employer with fewer than 100 employees, based on IRA accounts for each participant.

SEP
Established by a for-profit employer, based on IRA accounts for each participant. Employer only contributions.

401(K), 401(A)
Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.

403(B) TAX SHELTERED ANNUITY ("TSA")
Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.

457(B) GOVERNMENTAL SPONSOR
Established by state and local governments, public schools (K-12), public colleges and universities.

457(B) NON-GOVERNMENTAL SPONSOR
Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all such investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

ADDITIONAL INFORMATION REGARDING 457(B) PLANS
A 457(b) plan may provide a one-time election to make special one-time "catch-up" contributions in one or more of the participant's last three taxable years ending before the participant's normal retirement age under the plan. Participants in governmental 457(b) plans may not use both the age 50 or older catch-up and the special one-time catch-up contribution in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.

403(A)
If your benefit under the 403(b) plan is worth more than $5,000, the Code requires that your annuity protect your spouse if you die before you receive any payments under the annuity or if you die while payments are being made. You may waive these requirements with the written consent of your spouse. In general, designating a Beneficiary other than your spouse is considered a waiver and requires your spouse's written consent. Waiving these requirements may cause your monthly benefit to increase during your lifetime. Special rules apply to the withdrawal of excess contributions.

ROTH ACCOUNT
Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts.

ERISA

If your plan is subject to ERISA and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your contract may be subject to your spouse's rights as described below.

Generally, the spouse must give qualified consent whenever you elect to:

(a) choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

(b) make certain withdrawals under plans for which a qualified consent is required;

(c)        name someone other than the spouse as your Beneficiary; or

(d)        use your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated Beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your Beneficiary unless he or she has given a qualified consent otherwise.

The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.

If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.

COMPARISON OF PLAN LIMITS FOR INDIVIDUAL CONTRIBUTIONS

(1)   IRA: elective contribution: $5,500; catch-up contribution: $1,000

(2)   SIMPLE: elective contribution: $12,500; catch-up contribution: $3,000

(3)   401(K): elective contribution: $18,000; catch-up contribution: $6,000

(4)   SEP/401(A): (employer contributions only)

(5)   403(B) (TSA): elective contribution: $18,000; catch-up contribution:
      $6,000

(6)   457(B): elective contribution: $18,000; catch-up contribution: $6,000


Dollar limits are for 2016 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that total annual plan contributions do not exceed the greater of $53,000 or 25% of an employee's compensation for 2016.


FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the contract, you should bear in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.

CONDENSED FINANCIAL INFORMATION



The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2015. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.




                                  1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             ACCUMULATION
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
                                                                                                PERIOD
                                                                                           ---------------
AMERICAN FUNDS INSURANCE SERIES(Reg. TM)
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 4)
11/19/2014 to 12/31/2014                                                                   12.825689
01/01/2015 to 12/31/2015                                                                   13.046411
------------------------------------------------------------------------------------------ ---------

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK GLOBAL ALLOCATION V.I. SUB-ACCOUNT (CLASS III)
11/19/2014 to 12/31/2014                                                                   20.922710
01/01/2015 to 12/31/2015                                                                   20.719322
------------------------------------------------------------------------------------------ ---------

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT (CLASS A)
11/19/2014 to 12/31/2014                                                                   17.050540
01/01/2015 to 12/31/2015                                                                   16.668523
------------------------------------------------------------------------------------------ ---------

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
PERMAL ALTERNATIVE SELECT VIT SUB-ACCOUNT (CLASS II)
11/19/2014 to 12/31/2014                                                                   10.073589
01/01/2015 to 12/31/2015                                                                   10.011882
------------------------------------------------------------------------------------------ ---------

MET INVESTORS SERIES TRUST
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANCEBERNSTEIN GLOBAL DYNAMIC
 ALLOCATION SUB-ACCOUNT (CLASS B))
11/19/2014 to 12/31/2014                                                                   12.230055
01/01/2015 to 12/31/2015                                                                   12.283690
------------------------------------------------------------------------------------------ ---------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                   10.494675
01/01/2015 to 12/31/2015                                                                   10.549878
------------------------------------------------------------------------------------------ ---------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
11/19/2014 to 12/31/2014                                                                   13.173584
01/01/2015 to 12/31/2015                                                                   13.104403
------------------------------------------------------------------------------------------ ---------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
11/19/2014 to 12/31/2014                                                                   13.253926
01/01/2015 to 12/31/2015                                                                   13.144344
------------------------------------------------------------------------------------------ ---------




                                                                                                              NUMBER OF
                                                                                             ACCUMULATION    ACCUMULATION
                                                                                            UNIT VALUE AT       UNITS
                                                                                                END OF      OUTSTANDING AT
                                                                                                PERIOD      END OF PERIOD
                                                                                           --------------- ---------------
AMERICAN FUNDS INSURANCE SERIES(Reg. TM)
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 4)
11/19/2014 to 12/31/2014                                                                      13.046411       2,401.8648
01/01/2015 to 12/31/2015                                                                      12.868980      15,514.9570
------------------------------------------------------------------------------------------    ---------      -----------

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK GLOBAL ALLOCATION V.I. SUB-ACCOUNT (CLASS III)
11/19/2014 to 12/31/2014                                                                      20.719322           0.0000
01/01/2015 to 12/31/2015                                                                      20.236847      34,142.9884
------------------------------------------------------------------------------------------    ---------      -----------

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT (CLASS A)
11/19/2014 to 12/31/2014                                                                      16.668523          72.8873
01/01/2015 to 12/31/2015                                                                      15.072398      12,633.4632
------------------------------------------------------------------------------------------    ---------      -----------

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
PERMAL ALTERNATIVE SELECT VIT SUB-ACCOUNT (CLASS II)
11/19/2014 to 12/31/2014                                                                      10.011882      32,739.2751
01/01/2015 to 12/31/2015                                                                       9.445470     648,796.0542
------------------------------------------------------------------------------------------    ---------     ------------

MET INVESTORS SERIES TRUST
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANCEBERNSTEIN GLOBAL DYNAMIC
 ALLOCATION SUB-ACCOUNT (CLASS B))
11/19/2014 to 12/31/2014                                                                      12.283690       1,623.3403
01/01/2015 to 12/31/2015                                                                      12.189171      17,809.3035
------------------------------------------------------------------------------------------    ---------     ------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      10.549878       1,886.4484
01/01/2015 to 12/31/2015                                                                      10.306023       6,254.2724
------------------------------------------------------------------------------------------    ---------     ------------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
11/19/2014 to 12/31/2014                                                                      13.104403       1,941.3210
01/01/2015 to 12/31/2015                                                                      12.837470      40,766.5145
------------------------------------------------------------------------------------------    ---------     ------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
11/19/2014 to 12/31/2014                                                                      13.144344           0.0000
01/01/2015 to 12/31/2015                                                                      12.870081      38,815.7080
------------------------------------------------------------------------------------------    ---------     ------------


                                          1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                              NUMBER OF
                                                                       ACCUMULATION       ACCUMULATION       ACCUMULATION
                                                                      UNIT VALUE AT      UNIT VALUE AT          UNITS
                                                                       BEGINNING OF          END OF         OUTSTANDING AT
                                                                          PERIOD             PERIOD         END OF PERIOD
                                                                     ---------------    ---------------    ---------------
AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
11/19/2014 to 12/31/2014                                             13.710099          13.732463             3,385.0692
01/01/2015 to 12/31/2015                                             13.732463          14.427798           111,803.3145
-----------------------------------------------------------------    ---------          ---------           ------------

AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
11/19/2014 to 12/31/2014                                             12.904363          12.859942            19,360.3375
01/01/2015 to 12/31/2015                                             12.859942          12.595391            17,279.6393
-----------------------------------------------------------------    ---------          ---------           ------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                             11.676982          11.315616             2,531.0155
01/01/2015 to 12/31/2015                                             11.315616          10.095134            19,497.6935
-----------------------------------------------------------------    ---------          ---------           ------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                             11.781195          11.720044             1,815.8133
01/01/2015 to 12/31/2015                                             11.720044          11.550320            36,616.9199
-----------------------------------------------------------------    ---------          ---------           ------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                             27.093641          26.690421               460.4294
01/01/2015 to 12/31/2015                                             26.690421          25.266812            26,973.2570
-----------------------------------------------------------------    ---------          ---------           ------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                             18.666632          18.913103             1,619.2490
01/01/2015 to 12/31/2015                                             18.913103          18.397973            51,391.3783
-----------------------------------------------------------------    ---------          ---------           ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                             15.135136          15.238690             1,604.4767
01/01/2015 to 12/31/2015                                             15.238690          14.427497            60,343.2498
-----------------------------------------------------------------    ---------          ---------           ------------

GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                             24.055745          24.530394               160.2466
01/01/2015 to 12/31/2015                                             24.530394          21.994602            17,928.7372
-----------------------------------------------------------------    ---------          ---------           ------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                             26.008146          25.868634               456.5310
01/01/2015 to 12/31/2015                                             25.868634          24.367664            34,633.3695
-----------------------------------------------------------------    ---------          ---------           ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                             10.961549          11.027445            22,663.1689
01/01/2015 to 12/31/2015                                             11.027445          10.422099            15,373.7647
-----------------------------------------------------------------    ---------          ---------           ------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                             16.865687          16.893211             1,187.1778
01/01/2015 to 12/31/2015                                             16.893211          15.671523             2,890.2005
-----------------------------------------------------------------    ---------          ---------           ------------


                                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                         NUMBER OF
                                                                  ACCUMULATION       ACCUMULATION       ACCUMULATION
                                                                 UNIT VALUE AT      UNIT VALUE AT          UNITS
                                                                  BEGINNING OF          END OF         OUTSTANDING AT
                                                                     PERIOD             PERIOD         END OF PERIOD
                                                                ---------------    ---------------    ---------------
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                           38.267038          38.573678          1,441.5085
01/01/2015 to 12/31/2015                                           38.573678          34.638462          8,840.8520
------------------------------------------------------------       ---------          ---------          ----------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                           26.281242          26.778822            743.8469
01/01/2015 to 12/31/2015                                           26.778822          25.968032          8,981.0400
------------------------------------------------------------       ---------          ---------          ----------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                            9.892217           9.943475              0.0000
01/01/2015 to 12/31/2015                                            9.943475           9.857519         30,576.6847
------------------------------------------------------------       ---------          ---------         -----------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                           12.145864          12.137246          1,638.7916
01/01/2015 to 12/31/2015                                           12.137246          12.081582         35,141.3961
------------------------------------------------------------       ---------          ---------         -----------

JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                           19.167127          20.030611            752.6976
01/01/2015 to 12/31/2015                                           20.030611          18.293046         10,778.8710
------------------------------------------------------------       ---------          ---------         -----------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                           17.492030          17.291817            227.8234
01/01/2015 to 12/31/2015                                           17.291817          17.269396          6,757.3074
------------------------------------------------------------       ---------          ---------         -----------

LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                           29.635058          29.566117            843.7294
01/01/2015 to 12/31/2015                                           29.566117          28.535390         15,968.5090
------------------------------------------------------------       ---------          ---------         -----------

MET/ARTISAN INTERNATIONAL SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                           10.133283           9.939163              0.0000
01/01/2015 to 12/31/2015                                            9.939163           9.463663          5,320.1069
------------------------------------------------------------       ---------          ---------         -----------

MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                           11.199251          11.095180          1,027.6967
01/01/2015 to 12/31/2015                                           11.095180          10.854998         46,512.2248
------------------------------------------------------------       ---------          ---------         -----------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                           10.038645          10.012969            470.5040
01/01/2015 to 12/31/2015                                           10.012969           9.817209         75,844.1186
------------------------------------------------------------       ---------          ---------         -----------

MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                           13.787451          13.466503            483.0960
01/01/2015 to 12/31/2015                                           13.466503          12.733258         42,542.4938
------------------------------------------------------------       ---------          ---------         -----------


                                  1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             ACCUMULATION
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
                                                                                                PERIOD
                                                                                           ---------------
METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                   16.558022
01/01/2015 to 12/31/2015                                                                   16.508675
------------------------------------------------------------------------------------------ ---------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                   12.716371
01/01/2015 to 12/31/2015                                                                   12.784040
------------------------------------------------------------------------------------------ ---------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                   12.106540
01/01/2015 to 12/31/2015                                                                   12.177281
------------------------------------------------------------------------------------------ ---------

METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
 (CLASS B))
11/19/2014 to 12/31/2014                                                                   24.350102
01/01/2015 to 12/31/2015                                                                   24.432267
------------------------------------------------------------------------------------------ ---------

MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                   10.784339
01/01/2015 to 12/31/2015                                                                   10.251227
------------------------------------------------------------------------------------------ ---------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                   16.662998
01/01/2015 to 12/31/2015                                                                   15.973359
------------------------------------------------------------------------------------------ ---------

MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                   19.076733
01/01/2015 to 12/31/2015                                                                   18.881138
------------------------------------------------------------------------------------------ ---------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                   25.955567
01/01/2015 to 12/31/2015                                                                   25.636427
------------------------------------------------------------------------------------------ ---------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                   10.464908
01/01/2015 to 12/31/2015                                                                   10.438859
------------------------------------------------------------------------------------------ ---------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                   15.020469
01/01/2015 to 12/31/2015                                                                   14.834134
------------------------------------------------------------------------------------------ ---------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                   17.907161
01/01/2015 to 12/31/2015                                                                   17.970051
------------------------------------------------------------------------------------------ ---------




                                                                                                              NUMBER OF
                                                                                             ACCUMULATION    ACCUMULATION
                                                                                            UNIT VALUE AT       UNITS
                                                                                                END OF      OUTSTANDING AT
                                                                                                PERIOD      END OF PERIOD
                                                                                           --------------- ---------------
METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      16.508675         161.6698
01/01/2015 to 12/31/2015                                                                      15.960226      51,148.8779
------------------------------------------------------------------------------------------    ---------      -----------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      12.784040       4,764.9868
01/01/2015 to 12/31/2015                                                                      12.097069      89,841.2727
------------------------------------------------------------------------------------------    ---------      -----------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      12.177281       1,959.8603
01/01/2015 to 12/31/2015                                                                      11.868407      44,307.7630
------------------------------------------------------------------------------------------    ---------      -----------

METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
 (CLASS B))
11/19/2014 to 12/31/2014                                                                      24.432267           0.0000
01/01/2015 to 12/31/2015                                                                      22.800953       2,524.2568
------------------------------------------------------------------------------------------    ---------      -----------

MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      10.251227           0.0000
01/01/2015 to 12/31/2015                                                                       8.716743      21,598.3953
------------------------------------------------------------------------------------------    ---------      -----------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      15.973359          63.2905
01/01/2015 to 12/31/2015                                                                      15.479626      10,324.5349
------------------------------------------------------------------------------------------    ---------      -----------

MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      18.881138         102.6366
01/01/2015 to 12/31/2015                                                                      17.692321      14,378.7303
------------------------------------------------------------------------------------------    ---------      -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      25.636427         848.0159
01/01/2015 to 12/31/2015                                                                      26.268820      19,673.0603
------------------------------------------------------------------------------------------    ---------      -----------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      10.438859       1,913.2732
01/01/2015 to 12/31/2015                                                                       9.734812       9,831.1578
------------------------------------------------------------------------------------------    ---------      -----------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      14.834134         103.2366
01/01/2015 to 12/31/2015                                                                      14.180068      25,881.6354
------------------------------------------------------------------------------------------    ---------      -----------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      17.970051          50.6731
01/01/2015 to 12/31/2015                                                                      17.729983      38,073.6875
------------------------------------------------------------------------------------------    ---------      -----------


                                  1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             ACCUMULATION
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
                                                                                                PERIOD
                                                                                           ---------------
PIONEER FUND SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      27.581642
01/01/2015 to 12/31/2015                                                                      27.732879
------------------------------------------------------------------------------------------    ---------

PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      28.407877
01/01/2015 to 12/31/2015                                                                      28.232216
------------------------------------------------------------------------------------------    ---------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      10.828996
01/01/2015 to 12/31/2015                                                                      10.943929
------------------------------------------------------------------------------------------    ---------

PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      11.446940
01/01/2015 to 12/31/2015                                                                      11.529775
------------------------------------------------------------------------------------------    ---------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      12.338646
01/01/2015 to 12/31/2015                                                                      12.361252
------------------------------------------------------------------------------------------    ---------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH AND INCOME ETF SUB-
 ACCOUNT (CLASS B))
11/19/2014 to 12/31/2014                                                                      15.158474
01/01/2015 to 12/31/2015                                                                      15.122865
------------------------------------------------------------------------------------------    ---------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH ETF SUB-ACCOUNT (CLASS B))
11/19/2014 to 12/31/2014                                                                      15.043216
01/01/2015 to 12/31/2015                                                                      14.983803
------------------------------------------------------------------------------------------    ---------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      77.641691
01/01/2015 to 12/31/2015                                                                      78.155812
------------------------------------------------------------------------------------------    ---------

TCW CORE FIXED INCOME SUB-ACCOUNT (CLASS B)
05/01/2015 to 12/31/2015                                                                       9.996672
------------------------------------------------------------------------------------------    ---------

WMC LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      15.288016
01/01/2015 to 12/31/2015                                                                      15.470551
------------------------------------------------------------------------------------------    ---------

METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      14.038824
01/01/2015 to 12/31/2015                                                                      13.766940
------------------------------------------------------------------------------------------    ---------




                                                                                                              NUMBER OF
                                                                                             ACCUMULATION    ACCUMULATION
                                                                                            UNIT VALUE AT       UNITS
                                                                                                END OF      OUTSTANDING AT
                                                                                                PERIOD      END OF PERIOD
                                                                                           --------------- ---------------
PIONEER FUND SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      27.732879           0.0000
01/01/2015 to 12/31/2015                                                                      27.292429       1,212.8765
------------------------------------------------------------------------------------------    ---------       ----------

PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      28.232216           0.0000
01/01/2015 to 12/31/2015                                                                      27.413574       3,684.4178
------------------------------------------------------------------------------------------    ---------       ----------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      10.943929         226.9926
01/01/2015 to 12/31/2015                                                                      10.843616       9,387.3476
------------------------------------------------------------------------------------------    ---------       ----------

PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      11.529775       2,594.8956
01/01/2015 to 12/31/2015                                                                      11.232828      52,616.8844
------------------------------------------------------------------------------------------    ---------      -----------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      12.361252       1,615.8772
01/01/2015 to 12/31/2015                                                                      12.088292      30,453.1012
------------------------------------------------------------------------------------------    ---------      -----------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH AND INCOME ETF SUB-
 ACCOUNT (CLASS B))
11/19/2014 to 12/31/2014                                                                      15.122865           0.0000
01/01/2015 to 12/31/2015                                                                      14.627171      27,984.3850
------------------------------------------------------------------------------------------    ---------      -----------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH ETF SUB-ACCOUNT (CLASS B))
11/19/2014 to 12/31/2014                                                                      14.983803           0.0000
01/01/2015 to 12/31/2015                                                                      14.441245      19,534.7702
------------------------------------------------------------------------------------------    ---------      -----------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      78.155812         731.9185
01/01/2015 to 12/31/2015                                                                      74.342775       8,645.0143
------------------------------------------------------------------------------------------    ---------      -----------

TCW CORE FIXED INCOME SUB-ACCOUNT (CLASS B)
05/01/2015 to 12/31/2015                                                                       9.857322       3,720.0313
------------------------------------------------------------------------------------------    ---------      -----------

WMC LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      15.470551           0.0000
01/01/2015 to 12/31/2015                                                                      15.936277       5,646.5291
------------------------------------------------------------------------------------------    ---------      -----------

METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      13.766940       1,539.7508
01/01/2015 to 12/31/2015                                                                      13.287591      19,165.2891
------------------------------------------------------------------------------------------    ---------      -----------


                                          1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                              NUMBER OF
                                                                       ACCUMULATION       ACCUMULATION       ACCUMULATION
                                                                      UNIT VALUE AT      UNIT VALUE AT          UNITS
                                                                       BEGINNING OF          END OF         OUTSTANDING AT
                                                                          PERIOD             PERIOD         END OF PERIOD
                                                                     ---------------    ---------------    ---------------
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
11/19/2014 to 12/31/2014                                             16.771594          16.899628             6,283.9709
01/01/2015 to 12/31/2015                                             16.899628          16.663622           158,997.3310
-----------------------------------------------------------------    ---------          ---------           ------------

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                             60.655300          61.234342                20.1726
01/01/2015 to 12/31/2015                                             61.234342          60.619091             9,713.7295
-----------------------------------------------------------------    ---------          ---------           ------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                             45.159308          45.620162                27.0490
01/01/2015 to 12/31/2015                                             45.620162          47.713902             3,573.9045
-----------------------------------------------------------------    ---------          ---------           ------------

BLACKROCK LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                             17.484469          17.655487               392.9422
01/01/2015 to 12/31/2015                                             17.655487          16.342559            13,592.4352
-----------------------------------------------------------------    ---------          ---------           ------------

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                             22.304630          22.270008             1,746.4959
01/01/2015 to 12/31/2015                                             22.270008          21.971374            66,696.7698
-----------------------------------------------------------------    ---------          ---------           ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                             20.271507          20.177145                68.4895
01/01/2015 to 12/31/2015                                             20.177145          22.004650            18,873.3391
-----------------------------------------------------------------    ---------          ---------           ------------

LOOMIS SAYLES SMALL CAP CORE SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                             55.505277          56.998285                 0.0000
01/01/2015 to 12/31/2015                                             56.998285          55.254252             2,522.3619
-----------------------------------------------------------------    ---------          ---------           ------------

MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                             19.451971          19.226484                15.6530
01/01/2015 to 12/31/2015                                             19.226484          20.060336             3,804.1134
-----------------------------------------------------------------    ---------          ---------           ------------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                             14.343810          14.358970                 0.0000
01/01/2015 to 12/31/2015                                             14.358970          14.083476            58,280.2895
-----------------------------------------------------------------    ---------          ---------           ------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                             15.147036          15.147485             9,857.6479
01/01/2015 to 12/31/2015                                             15.147485          14.783967           221,728.1128
-----------------------------------------------------------------    ---------          ---------           ------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                             15.731489          15.718682            28,503.7482
01/01/2015 to 12/31/2015                                             15.718682          15.311295           465,679.8564
-----------------------------------------------------------------    ---------          ---------           ------------


                                          1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                               NUMBER OF
                                                                              ACCUMULATION    ACCUMULATION    ACCUMULATION
                                                                             UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                                              BEGINNING OF       END OF      OUTSTANDING AT
                                                                                 PERIOD          PERIOD      END OF PERIOD
                                                                            --------------- --------------- ---------------
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                    16.125337          16.089458       5,178.4848
01/01/2015 to 12/31/2015                                                    16.089458          15.604466     363,764.4368
--------------------------------------------------------------------------- ---------          ---------     ------------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
11/19/2014 to 12/31/2014                                                    26.753704          27.147686       1,724.1436
01/01/2015 to 12/31/2015                                                    27.147686          26.066525      73,757.3681
--------------------------------------------------------------------------- ---------          ---------     ------------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS G)
11/19/2014 to 12/31/2014                                                    64.245792          64.580025       2,061.1155
01/01/2015 to 12/31/2015                                                    64.580025          64.291944      57,903.1194
--------------------------------------------------------------------------- ---------          ---------     ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                    23.896138          24.272023         844.7111
01/01/2015 to 12/31/2015                                                    24.272023          23.859267      26,675.3606
--------------------------------------------------------------------------- ---------          ---------     ------------

MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
11/19/2014 to 12/31/2014                                                    14.640230          14.114976       5,916.5267
01/01/2015 to 12/31/2015                                                    14.114976          13.743164     128,241.1211
--------------------------------------------------------------------------- ---------          ---------     ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                    24.608896          24.822239          26.2285
01/01/2015 to 12/31/2015                                                    24.822239          24.582443       4,625.0776
--------------------------------------------------------------------------- ---------          ---------     ------------

RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
11/19/2014 to 12/31/2014                                                    25.832982          26.873278       1,825.2312
01/01/2015 to 12/31/2015                                                    26.873278          25.310186      42,777.4876
--------------------------------------------------------------------------- ---------          ---------     ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                    23.877203          23.791573          42.1146
01/01/2015 to 12/31/2015                                                    23.791573          25.940124      44,110.3225
--------------------------------------------------------------------------- ---------          ---------     ------------

T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS G)
11/19/2014 to 12/31/2014                                                    30.129725          30.818743          16.2684
01/01/2015 to 12/31/2015                                                    30.818743          31.167149      20,496.5968
--------------------------------------------------------------------------- ---------          ---------     ------------

VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                    15.491477          13.712057         590.0605
01/01/2015 to 12/31/2015                                                    13.712057           9.096537      44,786.7279
--------------------------------------------------------------------------- ---------          ---------     ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                    30.540372          30.447372           0.0000
01/01/2015 to 12/31/2015                                                    30.447372          29.438123       2,192.7134
--------------------------------------------------------------------------- ---------          ---------     ------------


                                          1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                              NUMBER OF
                                                                       ACCUMULATION       ACCUMULATION       ACCUMULATION
                                                                      UNIT VALUE AT      UNIT VALUE AT          UNITS
                                                                       BEGINNING OF          END OF         OUTSTANDING AT
                                                                          PERIOD             PERIOD         END OF PERIOD
                                                                     ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                18.278045          18.295226              0.0000
01/01/2015 to 12/31/2015                                                18.295226          18.105319          3,827.0926
-----------------------------------------------------------------       ---------          ---------          ----------

WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                49.643129          49.998384              0.0000
01/01/2015 to 12/31/2015                                                49.998384          50.384379          1,570.6265
-----------------------------------------------------------------       ---------          ---------          ----------

PIMCO VARIABLE INSURANCE TRUST
PIMCO COMMODITYREALRETURN(Reg. TM) STRATEGY SUB-ACCOUNT (CLASS M)
11/19/2014 to 12/31/2014                                                 9.996674           8.677629            121.7778
01/01/2015 to 12/31/2015                                                 8.677629           6.354355         19,404.1399
-----------------------------------------------------------------       ---------          ---------         -----------

PIMCO EMERGING MARKETS BOND SUB-ACCOUNT (CLASS M)
11/19/2014 to 12/31/2014                                                 9.904852           9.549538            339.9993
01/01/2015 to 12/31/2015                                                 9.549538           9.183001         26,014.7245
-----------------------------------------------------------------       ---------          ---------         -----------

PIMCO UNCONSTRAINED BOND SUB-ACCOUNT (CLASS M)
11/19/2014 to 12/31/2014                                                 9.988565           9.960272            477.7642
01/01/2015 to 12/31/2015                                                 9.960272           9.633602         15,710.3499
-----------------------------------------------------------------       ---------          ---------         -----------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
GLOBAL INFRASTRUCTURE SUB-ACCOUNT (CLASS II)
11/19/2014 to 12/31/2014                                                12.601893          12.488003            295.2273
01/01/2015 to 12/31/2015                                                12.488003          10.609764         16,003.8356
-----------------------------------------------------------------       ---------          ---------         -----------

VAN ECK VIP TRUST
VAN ECK VIP LONG/SHORT EQUITY INDEX UB-ACCOUNT (CLASS S)
11/19/2014 to 12/31/2014                                                10.012418          10.084008          1,033.4511
01/01/2015 to 12/31/2015                                                10.084008           9.636845         15,560.4143

FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account and the consolidated financial statements of the Company are included herein.

The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
MetLife Investors USA Separate Account A and Board of Directors of
MetLife Insurance Company USA

We have audited the accompanying statements of assets and liabilities of MetLife Investors USA Separate Account A (the "Separate Account") of MetLife Insurance Company USA (the "Company") comprising each of the individual Sub-Accounts listed in Note 2.A as of December 31, 2015, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2015, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2015, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 25, 2016

This page is intentionally left blank.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2015


                                                                                                                 AMERICAN FUNDS
                                                    ALGER            AMERICAN FUNDS        AMERICAN FUNDS         GLOBAL SMALL
                                              SMALL CAP GROWTH            BOND              GLOBAL GROWTH        CAPITALIZATION
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                            -------------------   -------------------   -------------------   -------------------
ASSETS:
   Investments at fair value..............  $        48,208,209   $       146,512,028   $       300,649,454   $       113,155,397
   Due from MetLife Insurance
     Company USA..........................                   --                    --                    --                     1
                                            -------------------   -------------------   -------------------   -------------------
       Total Assets.......................           48,208,209           146,512,028           300,649,454           113,155,398
                                            -------------------   -------------------   -------------------   -------------------
LIABILITIES:
   Accrued fees...........................                   --                    42                    96                   132
   Due to MetLife Insurance
     Company USA..........................                   --                     1                    --                    --
                                            -------------------   -------------------   -------------------   -------------------
       Total Liabilities..................                   --                    43                    96                   132
                                            -------------------   -------------------   -------------------   -------------------

NET ASSETS................................  $        48,208,209   $       146,511,985   $       300,649,358   $       113,155,266
                                            ===================   ===================   ===================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        48,208,209   $       146,499,524   $       300,581,904   $       113,148,913
   Net assets from contracts in payout....                   --                12,461                67,454                 6,353
                                            -------------------   -------------------   -------------------   -------------------
       Total Net Assets...................  $        48,208,209   $       146,511,985   $       300,649,358   $       113,155,266
                                            ===================   ===================   ===================   ===================


 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                            AMERICAN FUNDS        AMERICAN FUNDS      BLACKROCK GLOBAL     DEUTSCHE I CROCI
                                                GROWTH             GROWTH-INCOME       ALLOCATION V.I.       INTERNATIONAL
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $       754,095,343  $       358,450,682  $          1,566,939  $        12,496,599
   Due from MetLife Insurance
     Company USA........................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................          754,095,343          358,450,682             1,566,939           12,496,599
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   89                  103                    68                   --
   Due to MetLife Insurance
     Company USA........................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   89                  103                    68                   --
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $       754,095,254  $       358,450,579  $          1,566,871  $        12,496,599
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       754,068,033  $       358,393,484  $          1,566,871  $        12,496,599
   Net assets from contracts in payout..               27,221               57,095                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $       754,095,254  $       358,450,579  $          1,566,871  $        12,496,599
                                          ===================  ===================  ====================  ===================

                                             FEDERATED HIGH          FEDERATED          FIDELITY VIP          FIDELITY VIP
                                               INCOME BOND            KAUFMAN           ASSET MANAGER          CONTRAFUND
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $             25,033  $            47,964  $        76,132,131  $       581,923,333
   Due from MetLife Insurance
     Company USA........................                    --                   --                   --                    1
                                          --------------------  -------------------  -------------------  -------------------
       Total Assets.....................                25,033               47,964           76,132,131          581,923,334
                                          --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                     3                    6                    8                  103
   Due to MetLife Insurance
     Company USA........................                    --                   --                    1                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Liabilities................                     3                    6                    9                  103
                                          --------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $             25,030  $            47,958  $        76,132,122  $       581,923,231
                                          ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             25,030  $            47,958  $        76,132,122  $       581,922,752
   Net assets from contracts in payout..                    --                   --                   --                  479
                                          --------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $             25,030  $            47,958  $        76,132,122  $       581,923,231
                                          ====================  ===================  ===================  ===================

                                              FIDELITY VIP         FIDELITY VIP
                                              EQUITY-INCOME      FUNDSMANAGER 50%
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $          4,959,137  $     4,406,702,676
   Due from MetLife Insurance
     Company USA........................                    --                   --
                                          --------------------  -------------------
       Total Assets.....................             4,959,137        4,406,702,676
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    --                   --
   Due to MetLife Insurance
     Company USA........................                    --                    1
                                          --------------------  -------------------
       Total Liabilities................                    --                    1
                                          --------------------  -------------------

NET ASSETS..............................  $          4,959,137  $     4,406,702,675
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          4,959,137  $     4,406,702,675
   Net assets from contracts in payout..                    --                   --
                                          --------------------  -------------------
       Total Net Assets.................  $          4,959,137  $     4,406,702,675
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                                                  FIDELITY VIP
                                             FIDELITY VIP          GOVERNMENT           FIDELITY VIP         FIDELITY VIP
                                           FUNDSMANAGER 60%       MONEY MARKET             GROWTH              INDEX 500
                                              SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $     3,688,709,450  $        49,654,026  $       160,925,926  $        62,224,187
   Due from MetLife Insurance
     Company USA........................                   --                   --                    1                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................        3,688,709,450           49,654,026          160,925,927           62,224,187
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   --                   13                    8                    9
   Due to MetLife Insurance
     Company USA........................                    1                   --                   --                    1
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                    1                   13                    8                   10
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $     3,688,709,449  $        49,654,013  $       160,925,919  $        62,224,177
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $     3,688,709,449  $        49,654,013  $       160,925,919  $        62,224,177
   Net assets from contracts in payout..                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $     3,688,709,449  $        49,654,013  $       160,925,919  $        62,224,177
                                          ===================  ===================  ===================  ===================


                                              FIDELITY VIP         FIDELITY VIP        FTVIPT FRANKLIN      FTVIPT FRANKLIN
                                                 MID CAP             OVERSEAS            INCOME VIP        MUTUAL SHARES VIP
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $       401,284,609  $         4,615,792  $        253,302,187  $       128,211,530
   Due from MetLife Insurance
     Company USA........................                    1                   --                     3                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................          401,284,610            4,615,792           253,302,190          128,211,530
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   23                   --                    74                   43
   Due to MetLife Insurance
     Company USA........................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   23                   --                    74                   43
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $       401,284,587  $         4,615,792  $        253,302,116  $       128,211,487
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       401,272,662  $         4,615,792  $        253,278,031  $       128,203,216
   Net assets from contracts in payout..               11,925                   --                24,085                8,271
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $       401,284,587  $         4,615,792  $        253,302,116  $       128,211,487
                                          ===================  ===================  ====================  ===================


                                            FTVIPT FRANKLIN      FTVIPT TEMPLETON
                                          SMALL CAP VALUE VIP       FOREIGN VIP
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $       110,998,653  $        66,002,394
   Due from MetLife Insurance
     Company USA........................                   --                    3
                                          -------------------  -------------------
       Total Assets.....................          110,998,653           66,002,397
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   16                   92
   Due to MetLife Insurance
     Company USA........................                    1                   --
                                          -------------------  -------------------
       Total Liabilities................                   17                   92
                                          -------------------  -------------------

NET ASSETS..............................  $       110,998,636  $        66,002,305
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       110,998,314  $        65,993,831
   Net assets from contracts in payout..                  322                8,474
                                          -------------------  -------------------
       Total Net Assets.................  $       110,998,636  $        66,002,305
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015



                                            FTVIPT TEMPLETON       INVESCO V.I.          INVESCO V.I.          INVESCO V.I.
                                             GLOBAL BOND VIP    AMERICAN FRANCHISE        CORE EQUITY        EQUITY AND INCOME
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        222,633,735  $            14,947  $            171,373  $        619,311,871
   Due from MetLife Insurance
     Company USA........................                     1                   --                    --                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Assets....................           222,633,736               14,947               171,373           619,311,871
                                          --------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    21                    1                     7                    30
   Due to MetLife Insurance
     Company USA........................                    --                   10                    --                     1
                                          --------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                    21                   11                     7                    31
                                          --------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $        222,633,715  $            14,936  $            171,366  $        619,311,840
                                          ====================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        222,619,444  $            14,936  $            171,366  $        619,292,019
   Net assets from contracts in payout..                14,271                   --                    --                19,821
                                          --------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $        222,633,715  $            14,936  $            171,366  $        619,311,840
                                          ====================  ===================  ====================  ====================

                                                                                                                  LMPVET
                                             INVESCO V.I.          INVESCO V.I.          IVY FUNDS VIP     CLEARBRIDGE VARIABLE
                                           GROWTH AND INCOME   INTERNATIONAL GROWTH     ASSET STRATEGY       AGGRESSIVE GROWTH
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $             6,508  $        256,390,790  $            317,724  $       300,878,704
   Due from MetLife Insurance
     Company USA........................                    2                    --                    --                    2
                                          -------------------  --------------------  --------------------  --------------------
        Total Assets....................                6,510           256,390,790               317,724          300,878,706
                                          -------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    1                    10                    24                  172
   Due to MetLife Insurance
     Company USA........................                   --                    --                    --                   --
                                          -------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    1                    10                    24                  172
                                          -------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $             6,509  $        256,390,780  $            317,700  $       300,878,534
                                          ===================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             6,509  $        256,382,750  $            317,700  $       300,867,804
   Net assets from contracts in payout..                   --                 8,030                    --               10,730
                                          -------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $             6,509  $        256,390,780  $            317,700  $       300,878,534
                                          ===================  ====================  ====================  ====================

                                                 LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                              APPRECIATION        DIVIDEND STRATEGY
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $       400,323,074   $        186,422,385
   Due from MetLife Insurance
     Company USA........................                   --                      1
                                          --------------------  --------------------
        Total Assets....................          400,323,074            186,422,386
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   67                     71
   Due to MetLife Insurance
     Company USA........................                   --                     --
                                          --------------------  --------------------
        Total Liabilities...............                   67                     71
                                          --------------------  --------------------

NET ASSETS..............................  $       400,323,007   $        186,422,315
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       400,322,222   $        186,415,890
   Net assets from contracts in payout..                  785                  6,425
                                          --------------------  --------------------
        Total Net Assets................  $       400,323,007   $        186,422,315
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                                   LMPVET                LMPVET                LMPVET               LMPVET
                                            CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  PERMAL ALTERNATIVE
                                              LARGE CAP GROWTH       LARGE CAP VALUE      SMALL CAP GROWTH        SELECT VIT
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                            --------------------  --------------------  --------------------  ------------------
ASSETS:
   Investments at fair value..............   $        3,887,928   $         7,518,434    $       101,596,012  $       10,193,791
   Due from MetLife Insurance
     Company USA..........................                   --                     1                      3                  --
                                            --------------------  --------------------  --------------------  ------------------
       Total Assets.......................            3,887,928             7,518,435            101,596,015          10,193,791
                                            --------------------  --------------------  --------------------  ------------------
LIABILITIES:
   Accrued fees...........................                   70                   114                     98                  30
   Due to MetLife Insurance
     Company USA..........................                   --                    --                     --                  --
                                            --------------------  --------------------  --------------------  ------------------
       Total Liabilities..................                   70                   114                     98                  30
                                            --------------------  --------------------  --------------------  ------------------

NET ASSETS................................   $        3,887,858   $         7,518,321    $       101,595,917  $       10,193,761
                                            ====================  ====================  ====================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $        3,879,773   $         7,518,321    $       101,592,751  $       10,193,761
   Net assets from contracts in payout....                8,085                    --                  3,166                  --
                                            --------------------  --------------------  --------------------  ------------------
       Total Net Assets...................   $        3,887,858   $         7,518,321    $       101,595,917  $       10,193,761
                                            ====================  ====================  ====================  ==================

                                                 LMPVET QS            LMPVET QS           LMPVET QS          LMPVIT WESTERN
                                            LEGG MASON VARIABLE      LEGG MASON      LEGG MASON VARIABLE  ASSET VARIABLE GLOBAL
                                            CONSERVATIVE GROWTH    VARIABLE GROWTH     MODERATE GROWTH       HIGH YIELD BOND
                                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                            -------------------  ------------------  -------------------  ---------------------
ASSETS:
   Investments at fair value..............  $        38,239,804  $       83,641,368  $         1,277,452   $        86,641,574
   Due from MetLife Insurance
     Company USA..........................                    1                  --                   --                    --
                                            -------------------  ------------------  -------------------  ---------------------
       Total Assets.......................           38,239,805          83,641,368            1,277,452            86,641,574
                                            -------------------  ------------------  -------------------  ---------------------
LIABILITIES:
   Accrued fees...........................                   31                  53                   44                    90
   Due to MetLife Insurance
     Company USA..........................                   --                  --                   --                     1
                                            -------------------  ------------------  -------------------  ---------------------
       Total Liabilities..................                   31                  53                   44                    91
                                            -------------------  ------------------  -------------------  ---------------------

NET ASSETS................................  $        38,239,774  $       83,641,315  $         1,277,408   $        86,641,483
                                            ===================  ==================  ===================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        38,239,774  $       83,641,315  $         1,277,408   $        86,639,012
   Net assets from contracts in payout....                   --                  --                   --                 2,471
                                            -------------------  ------------------  -------------------  ---------------------
       Total Net Assets...................  $        38,239,774  $       83,641,315  $         1,277,408   $        86,641,483
                                            ===================  ==================  ===================  =====================


                                                  MFS VIT              MFS VIT
                                              INVESTORS TRUST       NEW DISCOVERY
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------
ASSETS:
   Investments at fair value..............  $            8,882  $            39,291
   Due from MetLife Insurance
     Company USA..........................                  --                   --
                                            ------------------  -------------------
       Total Assets.......................               8,882               39,291
                                            ------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   7                    3
   Due to MetLife Insurance
     Company USA..........................                  --                   --
                                            ------------------  -------------------
       Total Liabilities..................                   7                    3
                                            ------------------  -------------------

NET ASSETS................................  $            8,875  $            39,288
                                            ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $            8,875  $            39,288
   Net assets from contracts in payout....                  --                   --
                                            ------------------  -------------------
       Total Net Assets...................  $            8,875  $            39,288
                                            ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                                                                              MIST
                                                                                         ALLIANZ GLOBAL        MIST AMERICAN
                                                                    MIST AB GLOBAL      INVESTORS DYNAMIC     FUNDS BALANCED
                                              MFS VIT RESEARCH    DYNAMIC ALLOCATION    MULTI-ASSET PLUS        ALLOCATION
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $            26,213  $     3,205,372,049  $        60,867,188  $     3,117,922,691
   Due from MetLife Insurance
     Company USA..........................                   --                    1                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................               26,213        3,205,372,050           60,867,188        3,117,922,691
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                    2                  153                  126                  108
   Due to MetLife Insurance
     Company USA..........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                    2                  153                  126                  108
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $            26,211  $     3,205,371,897  $        60,867,062  $     3,117,922,583
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $            26,211  $     3,205,242,779  $        60,867,062  $     3,117,607,108
   Net assets from contracts in payout....                   --              129,118                   --              315,475
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $            26,211  $     3,205,371,897  $        60,867,062  $     3,117,922,583
                                            ===================  ===================  ===================  ===================


                                               MIST AMERICAN                             MIST AMERICAN           MIST AQR
                                               FUNDS GROWTH         MIST AMERICAN       FUNDS MODERATE          GLOBAL RISK
                                                ALLOCATION          FUNDS GROWTH          ALLOCATION             BALANCED
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $     1,740,439,326  $       640,713,195  $     1,567,578,966  $     2,431,541,762
   Due from MetLife Insurance
     Company USA..........................                    1                    1                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................        1,740,439,327          640,713,196        1,567,578,966        2,431,541,762
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  111                   98                  103                   83
   Due to MetLife Insurance
     Company USA..........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  111                   98                  103                   83
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $     1,740,439,216  $       640,713,098  $     1,567,578,863  $     2,431,541,679
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $     1,739,985,940  $       640,675,538  $     1,566,643,334  $     2,431,168,043
   Net assets from contracts in payout....              453,276               37,560              935,529              373,636
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $     1,740,439,216  $       640,713,098  $     1,567,578,863  $     2,431,541,679
                                            ===================  ===================  ===================  ===================


                                               MIST BLACKROCK
                                               GLOBAL TACTICAL      MIST BLACKROCK
                                                 STRATEGIES           HIGH YIELD
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $     5,128,182,640  $       210,920,562
   Due from MetLife Insurance
     Company USA..........................                    1                   --
                                            -------------------  -------------------
       Total Assets.......................        5,128,182,641          210,920,562
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  133                  160
   Due to MetLife Insurance
     Company USA..........................                   --                    1
                                            -------------------  -------------------
       Total Liabilities..................                  133                  161
                                            -------------------  -------------------

NET ASSETS................................  $     5,128,182,508  $       210,920,401
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $     5,128,023,410  $       210,917,009
   Net assets from contracts in payout....              159,098                3,392
                                            -------------------  -------------------
       Total Net Assets...................  $     5,128,182,508  $       210,920,401
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                                                                             MIST                 MIST
                                               MIST CLARION       MIST CLEARBRIDGE       GOLDMAN SACHS       HARRIS OAKMARK
                                            GLOBAL REAL ESTATE    AGGRESSIVE GROWTH      MID CAP VALUE        INTERNATIONAL
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       288,549,759  $       513,586,309  $       139,196,441  $       595,542,947
   Due from MetLife Insurance
     Company USA..........................                    2                    2                    2                    2
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................          288,549,761          513,586,311          139,196,443          595,542,949
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  166                  202                  130                  131
   Due to MetLife Insurance
     Company USA..........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  166                  202                  130                  131
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $       288,549,595  $       513,586,109  $       139,196,313  $       595,542,818
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       288,524,994  $       513,499,690  $       139,141,096  $       595,373,816
   Net assets from contracts in payout....               24,601               86,419               55,217              169,002
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $       288,549,595  $       513,586,109  $       139,196,313  $       595,542,818
                                            ===================  ===================  ===================  ===================

                                                MIST INVESCO
                                                BALANCED-RISK       MIST INVESCO         MIST INVESCO         MIST INVESCO
                                                 ALLOCATION           COMSTOCK           MID CAP VALUE      SMALL CAP GROWTH
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       777,069,853  $       699,284,779  $       244,282,026  $       291,888,137
   Due from MetLife Insurance
     Company USA..........................                   --                    1                    2                    3
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................          777,069,853          699,284,780          244,282,028          291,888,140
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  139                  143                  178                  215
   Due to MetLife Insurance
     Company USA..........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  139                  143                  178                  215
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $       777,069,714  $       699,284,637  $       244,281,850  $       291,887,925
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       777,048,597  $       699,159,264  $       244,250,313  $       291,820,993
   Net assets from contracts in payout....               21,117              125,373               31,537               66,932
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $       777,069,714  $       699,284,637  $       244,281,850  $       291,887,925
                                            ===================  ===================  ===================  ===================

                                                                    MIST JPMORGAN
                                               MIST JPMORGAN        GLOBAL ACTIVE
                                                 CORE BOND           ALLOCATION
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------
ASSETS:
   Investments at fair value..............  $      340,682,934  $     1,000,785,340
   Due from MetLife Insurance
     Company USA..........................                  --                   --
                                            ------------------  -------------------
       Total Assets.......................         340,682,934        1,000,785,340
                                            ------------------  -------------------
LIABILITIES:
   Accrued fees...........................                 146                  140
   Due to MetLife Insurance
     Company USA..........................                   1                   --
                                            ------------------  -------------------
       Total Liabilities..................                 147                  140
                                            ------------------  -------------------

NET ASSETS................................  $      340,682,787  $     1,000,785,200
                                            ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $      340,677,939  $     1,000,775,398
   Net assets from contracts in payout....               4,848                9,802
                                            ------------------  -------------------
       Total Net Assets...................  $      340,682,787  $     1,000,785,200
                                            ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                                                                                                   MIST
                                               MIST JPMORGAN     MIST LOOMIS SAYLES     MIST LORD ABBETT        MET/ARTISAN
                                              SMALL CAP VALUE      GLOBAL MARKETS        BOND DEBENTURE        INTERNATIONAL
                                                SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        23,134,114  $       161,399,326  $       199,682,222  $           121,180
   Due from MetLife Insurance
     Company USA..........................                    5                    1                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           23,134,119          161,399,327          199,682,222              121,180
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  241                  116                  164                   21
   Due to MetLife Insurance
     Company USA..........................                   --                   --                    1                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  241                  116                  165                   21
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        23,133,878  $       161,399,211  $       199,682,057  $           121,159
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        23,133,878  $       161,384,592  $       199,499,597  $           121,159
   Net assets from contracts in payout....                   --               14,619              182,460                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        23,133,878  $       161,399,211  $       199,682,057  $           121,159
                                            ===================  ===================  ===================  ===================

                                                   MIST           MIST MET/FRANKLIN
                                              MET/EATON VANCE       LOW DURATION       MIST MET/TEMPLETON      MIST METLIFE
                                               FLOATING RATE        TOTAL RETURN       INTERNATIONAL BOND  ASSET ALLOCATION 100
                                                SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value..............  $        64,029,057  $       157,983,225  $        42,349,354  $       575,818,134
   Due from MetLife Insurance
     Company USA..........................                   --                   --                   --                    2
                                            -------------------  -------------------  -------------------  --------------------
       Total Assets.......................           64,029,057          157,983,225           42,349,354          575,818,136
                                            -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees...........................                  139                  130                   82                   88
   Due to MetLife Insurance
     Company USA..........................                   --                    1                    1                   --
                                            -------------------  -------------------  -------------------  --------------------
       Total Liabilities..................                  139                  131                   83                   88
                                            -------------------  -------------------  -------------------  --------------------

NET ASSETS................................  $        64,028,918  $       157,983,094  $        42,349,271  $       575,818,048
                                            ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        64,028,918  $       157,983,094  $        42,349,271  $       575,772,497
   Net assets from contracts in payout....                   --                   --                   --               45,551
                                            -------------------  -------------------  -------------------  --------------------
       Total Net Assets...................  $        64,028,918  $       157,983,094  $        42,349,271  $       575,818,048
                                            ===================  ===================  ===================  ====================

                                                                     MIST METLIFE
                                                MIST METLIFE          MULTI-INDEX
                                                BALANCED PLUS        TARGETED RISK
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  --------------------
ASSETS:
   Investments at fair value..............  $     6,663,424,092  $        633,831,412
   Due from MetLife Insurance
     Company USA..........................                   --                     1
                                            -------------------  --------------------
       Total Assets.......................        6,663,424,092           633,831,413
                                            -------------------  --------------------
LIABILITIES:
   Accrued fees...........................                   90                    72
   Due to MetLife Insurance
     Company USA..........................                   --                    --
                                            -------------------  --------------------
       Total Liabilities..................                   90                    72
                                            -------------------  --------------------

NET ASSETS................................  $     6,663,424,002  $        633,831,341
                                            ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $     6,663,229,465  $        633,827,304
   Net assets from contracts in payout....              194,537                 4,037
                                            -------------------  --------------------
       Total Net Assets...................  $     6,663,424,002  $        633,831,341
                                            ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                                                                            MIST                 MIST
                                               MIST METLIFE       MIST MFS EMERGING     MFS RESEARCH        MORGAN STANLEY
                                              SMALL CAP VALUE      MARKETS EQUITY       INTERNATIONAL       MID CAP GROWTH
                                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------  -------------------  ------------------
ASSETS:
   Investments at fair value..............  $      236,288,146  $       365,167,355  $       271,985,892  $      220,460,557
   Due from MetLife Insurance
     Company USA..........................                   1                    2                    3                   1
                                            ------------------  -------------------  -------------------  ------------------
       Total Assets.......................         236,288,147          365,167,357          271,985,895         220,460,558
                                            ------------------  -------------------  -------------------  ------------------
LIABILITIES:
   Accrued fees...........................                 161                  159                  137                 146
   Due to MetLife Insurance
     Company USA..........................                  --                   --                   --                  --
                                            ------------------  -------------------  -------------------  ------------------
       Total Liabilities..................                 161                  159                  137                 146
                                            ------------------  -------------------  -------------------  ------------------

NET ASSETS................................  $      236,287,986  $       365,167,198  $       271,985,758  $      220,460,412
                                            ==================  ===================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $      236,129,812  $       365,115,077  $       271,866,935  $      220,423,514
   Net assets from contracts in payout....             158,174               52,121              118,823              36,898
                                            ------------------  -------------------  -------------------  ------------------
       Total Net Assets...................  $      236,287,986  $       365,167,198  $       271,985,758  $      220,460,412
                                            ==================  ===================  ===================  ==================

                                                                        MIST                MIST
                                             MIST OPPENHEIMER      PANAGORA GLOBAL     PIMCO INFLATION           MIST
                                               GLOBAL EQUITY      DIVERSIFIED RISK     PROTECTED BOND     PIMCO TOTAL RETURN
                                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  ------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        65,266,607  $       21,123,900  $       634,902,941  $     1,561,823,708
   Due from MetLife Insurance
     Company USA..........................                    4                  71                   --                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Assets.......................           65,266,611          21,123,971          634,902,941        1,561,823,708
                                            -------------------  ------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  123                 201                  182                  147
   Due to MetLife Insurance
     Company USA..........................                   --                  --                    2                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Liabilities..................                  123                 201                  184                  147
                                            -------------------  ------------------  -------------------  -------------------

NET ASSETS................................  $        65,266,488  $       21,123,770  $       634,902,757  $     1,561,823,561
                                            ===================  ==================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        65,266,488  $       21,119,485  $       634,789,696  $     1,561,538,135
   Net assets from contracts in payout....                   --               4,285              113,061              285,426
                                            -------------------  ------------------  -------------------  -------------------
       Total Net Assets...................  $        65,266,488  $       21,123,770  $       634,902,757  $     1,561,823,561
                                            ===================  ==================  ===================  ===================


                                                   MIST             MIST PIONEER
                                               PIONEER FUND       STRATEGIC INCOME
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------
ASSETS:
   Investments at fair value..............  $      285,738,475  $       884,892,188
   Due from MetLife Insurance
     Company USA..........................                   2                   --
                                            ------------------  -------------------
       Total Assets.......................         285,738,477          884,892,188
                                            ------------------  -------------------
LIABILITIES:
   Accrued fees...........................                 267                  192
   Due to MetLife Insurance
     Company USA..........................                  --                    2
                                            ------------------  -------------------
       Total Liabilities..................                 267                  194
                                            ------------------  -------------------

NET ASSETS................................  $      285,738,210  $       884,891,994
                                            ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $      285,731,618  $       884,866,907
   Net assets from contracts in payout....               6,592               25,087
                                            ------------------  -------------------
       Total Net Assets...................  $      285,738,210  $       884,891,994
                                            ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                               MIST PYRAMIS         MIST PYRAMIS       MIST SCHRODERS      MIST SSGA GROWTH
                                             GOVERNMENT INCOME      MANAGED RISK     GLOBAL MULTI-ASSET     AND INCOME ETF
                                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------  -------------------  ------------------
ASSETS:
   Investments at fair value..............  $      651,039,878  $       351,642,980  $       562,872,734  $    1,349,807,563
   Due from MetLife Insurance
     Company USA..........................                  --                    1                    1                  --
                                            ------------------  -------------------  -------------------  ------------------
       Total Assets.......................         651,039,878          351,642,981          562,872,735       1,349,807,563
                                            ------------------  -------------------  -------------------  ------------------
LIABILITIES:
   Accrued fees...........................                 184                  111                  133                 113
   Due to MetLife Insurance
     Company USA..........................                   1                   --                   --                  --
                                            ------------------  -------------------  -------------------  ------------------
       Total Liabilities..................                 185                  111                  133                 113
                                            ------------------  -------------------  -------------------  ------------------

NET ASSETS................................  $      651,039,693  $       351,642,870  $       562,872,602  $    1,349,807,450
                                            ==================  ===================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $      650,932,771  $       351,642,870  $       562,851,901  $    1,349,599,991
   Net assets from contracts in payout....             106,922                   --               20,701             207,459
                                            ------------------  -------------------  -------------------  ------------------
       Total Net Assets...................  $      651,039,693  $       351,642,870  $       562,872,602  $    1,349,807,450
                                            ==================  ===================  ===================  ==================

                                                 MIST SSGA       MIST T. ROWE PRICE  MIST T. ROWE PRICE        MIST TCW
                                                GROWTH ETF         LARGE CAP VALUE     MID CAP GROWTH      CORE FIXED INCOME
                                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  ------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       467,274,157  $      715,850,894  $       485,654,229  $            73,198
   Due from MetLife Insurance
     Company USA..........................                    1                  37                   --                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Assets.......................          467,274,158         715,850,931          485,654,229               73,198
                                            -------------------  ------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  100                 193                   62                   29
   Due to MetLife Insurance
     Company USA..........................                   --                  --                   --                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Liabilities..................                  100                 193                   62                   29
                                            -------------------  ------------------  -------------------  -------------------

NET ASSETS................................  $       467,274,058  $      715,850,738  $       485,654,167  $            73,169
                                            ===================  ==================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       466,966,346  $      715,517,596  $       485,547,027  $            73,169
   Net assets from contracts in payout....              307,712             333,142              107,140                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Net Assets...................  $       467,274,058  $      715,850,738  $       485,654,167  $            73,169
                                            ===================  ==================  ===================  ===================

                                                 MIST WMC        MSF BAILLIE GIFFORD
                                            LARGE CAP RESEARCH   INTERNATIONAL STOCK
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  --------------------
ASSETS:
   Investments at fair value..............  $       15,617,152  $       233,411,595
   Due from MetLife Insurance
     Company USA..........................                   2                   --
                                            ------------------  --------------------
       Total Assets.......................          15,617,154          233,411,595
                                            ------------------  --------------------
LIABILITIES:
   Accrued fees...........................                 171                   77
   Due to MetLife Insurance
     Company USA..........................                  --                    2
                                            ------------------  --------------------
       Total Liabilities..................                 171                   79
                                            ------------------  --------------------

NET ASSETS................................  $       15,616,983  $       233,411,516
                                            ==================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       15,616,983  $       233,406,598
   Net assets from contracts in payout....                  --                4,918
                                            ------------------  --------------------
       Total Net Assets...................  $       15,616,983  $       233,411,516
                                            ==================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                                MSF BARCLAYS          MSF BLACKROCK        MSF BLACKROCK        MSF BLACKROCK
                                            AGGREGATE BOND INDEX       BOND INCOME     CAPITAL APPRECIATION    LARGE CAP VALUE
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            --------------------  -------------------  --------------------  ------------------
ASSETS:
   Investments at fair value..............   $      245,107,792   $        69,045,516   $        14,301,378  $        4,149,069
   Due from MetLife Insurance
     Company USA..........................                   --                    --                     3                   1
                                            --------------------  -------------------  --------------------  ------------------
       Total Assets.......................          245,107,792            69,045,516            14,301,381           4,149,070
                                            --------------------  -------------------  --------------------  ------------------
LIABILITIES:
   Accrued fees...........................                  146                   172                   239                  62
   Due to MetLife Insurance
     Company USA..........................                    1                    --                    --                  --
                                            --------------------  -------------------  --------------------  ------------------
       Total Liabilities..................                  147                   172                   239                  62
                                            --------------------  -------------------  --------------------  ------------------

NET ASSETS................................   $      245,107,645   $        69,045,344   $        14,301,142  $        4,149,008
                                            ====================  ===================  ====================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $      245,102,805   $        69,001,018   $        14,301,142  $        4,149,008
   Net assets from contracts in payout....                4,840                44,326                    --                  --
                                            --------------------  -------------------  --------------------  ------------------
       Total Net Assets...................   $      245,107,645   $        69,045,344   $        14,301,142  $        4,149,008
                                            ====================  ===================  ====================  ==================

                                               MSF BLACKROCK        MSF FRONTIER             MSF           MSF LOOMIS SAYLES
                                               MONEY MARKET        MID CAP GROWTH      JENNISON GROWTH      SMALL CAP CORE
                                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  ------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       398,591,067  $       73,654,859  $       501,066,473  $        12,750,761
   Due from MetLife Insurance
     Company USA..........................                   87                   1                   --                    3
                                            -------------------  ------------------  -------------------  -------------------
       Total Assets.......................          398,591,154          73,654,860          501,066,473           12,750,764
                                            -------------------  ------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  375                  61                  120                  120
   Due to MetLife Insurance
     Company USA..........................                   --                  --                   --                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Liabilities..................                  375                  61                  120                  120
                                            -------------------  ------------------  -------------------  -------------------

NET ASSETS................................  $       398,590,779  $       73,654,799  $       501,066,353  $        12,750,644
                                            ===================  ==================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       398,516,210  $       73,624,080  $       500,696,787  $        12,750,644
   Net assets from contracts in payout....               74,569              30,719              369,566                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Net Assets...................  $       398,590,779  $       73,654,799  $       501,066,353  $        12,750,644
                                            ===================  ==================  ===================  ===================

                                             MSF LOOMIS SAYLES     MSF MET/ARTISAN
                                             SMALL CAP GROWTH       MID CAP VALUE
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------
ASSETS:
   Investments at fair value..............  $          328,783  $       194,979,925
   Due from MetLife Insurance
     Company USA..........................                   1                    1
                                            ------------------  -------------------
       Total Assets.......................             328,784          194,979,926
                                            ------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  77                   75
   Due to MetLife Insurance
     Company USA..........................                  --                   --
                                            ------------------  -------------------
       Total Liabilities..................                  77                   75
                                            ------------------  -------------------

NET ASSETS................................  $          328,707  $       194,979,851
                                            ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $          328,707  $       194,834,141
   Net assets from contracts in payout....                  --              145,710
                                            ------------------  -------------------
       Total Net Assets...................  $          328,707  $       194,979,851
                                            ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                             MSF MET/DIMENSIONAL
                                             INTERNATIONAL SMALL      MSF METLIFE          MSF METLIFE          MSF METLIFE
                                                   COMPANY        ASSET ALLOCATION 20  ASSET ALLOCATION 40  ASSET ALLOCATION 60
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............   $        63,108,977  $        65,568,724  $     4,248,132,743  $     6,667,289,123
   Due from MetLife Insurance
     Company USA..........................                     1                   --                    1                   --
                                            --------------------  -------------------  -------------------  -------------------
       Total Assets.......................            63,108,978           65,568,724        4,248,132,744        6,667,289,123
                                            --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   179                  112                   78                  113
   Due to MetLife Insurance
     Company USA..........................                    --                   --                   --                   --
                                            --------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   179                  112                   78                  113
                                            --------------------  -------------------  -------------------  -------------------

NET ASSETS................................   $        63,108,799  $        65,568,612  $     4,248,132,666  $     6,667,289,010
                                            ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $        63,108,799  $        65,568,612  $     4,246,399,984  $     6,664,750,190
   Net assets from contracts in payout....                    --                   --            1,732,682            2,538,820
                                            --------------------  -------------------  -------------------  -------------------
       Total Net Assets...................   $        63,108,799  $        65,568,612  $     4,248,132,666  $     6,667,289,010
                                            ====================  ===================  ===================  ===================


                                                 MSF METLIFE           MSF METLIFE           MSF METLIFE            MSF MFS
                                             ASSET ALLOCATION 80   MID CAP STOCK INDEX       STOCK INDEX         TOTAL RETURN
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                            --------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $     5,814,030,429   $       121,483,399   $       553,516,031  $        42,319,381
   Due from MetLife Insurance
     Company USA..........................                    9                     1                     2                    1
                                            --------------------  --------------------  -------------------  -------------------
       Total Assets.......................        5,814,030,438           121,483,400           553,516,033           42,319,382
                                            --------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   48                   112                    99                  188
   Due to MetLife Insurance
     Company USA..........................                   --                    --                    --                   --
                                            --------------------  --------------------  -------------------  -------------------
       Total Liabilities..................                   48                   112                    99                  188
                                            --------------------  --------------------  -------------------  -------------------

NET ASSETS................................  $     5,814,030,390   $       121,483,288   $       553,515,934  $        42,319,194
                                            ====================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $     5,813,124,841   $       121,483,288   $       553,396,163  $        42,319,194
   Net assets from contracts in payout....              905,549                    --               119,771                   --
                                            --------------------  --------------------  -------------------  -------------------
       Total Net Assets...................  $     5,814,030,390   $       121,483,288   $       553,515,934  $        42,319,194
                                            ====================  ====================  ===================  ===================


                                                                       MSF MSCI
                                                MSF MFS VALUE         EAFE INDEX
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       249,890,828  $        99,903,106
   Due from MetLife Insurance
     Company USA..........................                   --                    2
                                            -------------------  -------------------
       Total Assets.......................          249,890,828           99,903,108
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  257                  157
   Due to MetLife Insurance
     Company USA..........................                    2                   --
                                            -------------------  -------------------
       Total Liabilities..................                  259                  157
                                            -------------------  -------------------

NET ASSETS................................  $       249,890,569  $        99,902,951
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       249,842,389  $        99,902,951
   Net assets from contracts in payout....               48,180                   --
                                            -------------------  -------------------
       Total Net Assets...................  $       249,890,569  $        99,902,951
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015



                                               MSF NEUBERGER             MSF           MSF T. ROWE PRICE    MSF T. ROWE PRICE
                                              BERMAN GENESIS     RUSSELL 2000 INDEX    LARGE CAP GROWTH     SMALL CAP GROWTH
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  ------------------
ASSETS:
   Investments at fair value..............  $       131,950,040  $       129,529,628  $       233,448,961  $       11,814,633
   Due from MetLife Insurance
     Company USA..........................                    3                    2                   --                   2
                                            -------------------  -------------------  -------------------  ------------------
       Total Assets.......................          131,950,043          129,529,630          233,448,961          11,814,635
                                            -------------------  -------------------  -------------------  ------------------
LIABILITIES:
   Accrued fees...........................                  174                  131                  144                  75
   Due to MetLife Insurance
     Company USA..........................                   --                   --                   --                  --
                                            -------------------  -------------------  -------------------  ------------------
       Total Liabilities..................                  174                  131                  144                  75
                                            -------------------  -------------------  -------------------  ------------------

NET ASSETS................................  $       131,949,869  $       129,529,499  $       233,448,817  $       11,814,560
                                            ===================  ===================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       131,925,562  $       129,529,499  $       233,400,686  $       11,814,560
   Net assets from contracts in payout....               24,307                   --               48,131                  --
                                            -------------------  -------------------  -------------------  ------------------
       Total Net Assets...................  $       131,949,869  $       129,529,499  $       233,448,817  $       11,814,560
                                            ===================  ===================  ===================  ==================

                                                MSF VAN ECK        MSF WESTERN ASSET    MSF WESTERN ASSET         MSF WMC
                                              GLOBAL NATURAL     MANAGEMENT STRATEGIC      MANAGEMENT           CORE EQUITY
                                                 RESOURCES        BOND OPPORTUNITIES     U.S. GOVERNMENT       OPPORTUNITIES
                                                SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  --------------------  ------------------  -------------------
ASSETS:
   Investments at fair value..............  $        74,871,957   $           195,364  $      268,298,831  $       527,700,954
   Due from MetLife Insurance
     Company USA..........................                    3                    --                  --                    1
                                            -------------------  --------------------  ------------------  -------------------
       Total Assets.......................           74,871,960               195,364         268,298,831          527,700,955
                                            -------------------  --------------------  ------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   86                    54                 163                  200
   Due to MetLife Insurance
     Company USA..........................                   --                    --                   1                   --
                                            -------------------  --------------------  ------------------  -------------------
       Total Liabilities..................                   86                    54                 164                  200
                                            -------------------  --------------------  ------------------  -------------------

NET ASSETS................................  $        74,871,874   $           195,310  $      268,298,667  $       527,700,755
                                            ===================  ====================  ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        74,871,874   $           195,310  $      268,287,125  $       527,398,463
   Net assets from contracts in payout....                   --                    --              11,542              302,292
                                            -------------------  --------------------  ------------------  -------------------
       Total Net Assets...................  $        74,871,874   $           195,310  $      268,298,667  $       527,700,755
                                            ===================  ====================  ==================  ===================


                                                  NEUBERGER        OPPENHEIMER VA
                                               BERMAN GENESIS         CORE BOND
                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $             7,225  $             7,486
   Due from MetLife Insurance
     Company USA..........................                   --                   --
                                            -------------------  -------------------
       Total Assets.......................                7,225                7,486
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                    3                    9
   Due to MetLife Insurance
     Company USA..........................                   --                   --
                                            -------------------  -------------------
       Total Liabilities..................                    3                    9
                                            -------------------  -------------------

NET ASSETS................................  $             7,222  $             7,477
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $             7,222  $             7,477
   Net assets from contracts in payout....                   --                   --
                                            -------------------  -------------------
       Total Net Assets...................  $             7,222  $             7,477
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                              OPPENHEIMER VA                                                    PIMCO VIT
                                                MAIN STREET        OPPENHEIMER VA       OPPENHEIMER VA     COMMODITYREALRETURN
                                                 SMALL CAP           MAIN STREET             MONEY              STRATEGY
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       109,249,002  $           104,564  $             3,600  $          250,111
   Due from MetLife Insurance
     Company USA..........................                   --                   --                    1                  --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................          109,249,002              104,564                3,601             250,111
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   12                   --                    9                  26
   Due to MetLife Insurance
     Company USA..........................                   --                   --                   --                  --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   12                   --                    9                  26
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $       109,248,990  $           104,564  $             3,592  $          250,085
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       109,248,990  $           104,564  $             3,592  $          250,085
   Net assets from contracts in payout....                   --                   --                   --                  --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $       109,248,990  $           104,564  $             3,592  $          250,085
                                            ===================  ===================  ===================  ===================

                                                 PIMCO VIT
                                             EMERGING MARKETS         PIMCO VIT           PIONEER VCT          PIONEER VCT
                                                   BOND          UNCONSTRAINED BOND      MID CAP VALUE     REAL ESTATE SHARES
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  ------------------  -------------------
ASSETS:
   Investments at fair value..............  $           406,833  $           281,890  $       63,990,396  $           240,971
   Due from MetLife Insurance
     Company USA..........................                   --                   --                   2                    1
                                            -------------------  -------------------  ------------------  -------------------
       Total Assets.......................              406,833              281,890          63,990,398              240,972
                                            -------------------  -------------------  ------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   37                   27                  70                   71
   Due to MetLife Insurance
     Company USA..........................                   --                   --                  --                   --
                                            -------------------  -------------------  ------------------  -------------------
       Total Liabilities..................                   37                   27                  70                   71
                                            -------------------  -------------------  ------------------  -------------------

NET ASSETS................................  $           406,796  $           281,863  $       63,990,328  $           240,901
                                            ===================  ===================  ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $           406,796  $           281,863  $       63,990,328  $           240,901
   Net assets from contracts in payout....                   --                   --                  --                   --
                                            -------------------  -------------------  ------------------  -------------------
       Total Net Assets...................  $           406,796  $           281,863  $       63,990,328  $           240,901
                                            ===================  ===================  ==================  ===================


                                                T. ROWE PRICE        T. ROWE PRICE
                                                GROWTH STOCK      INTERNATIONAL STOCK
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  --------------------
ASSETS:
   Investments at fair value..............  $         7,058,976  $           417,754
   Due from MetLife Insurance
     Company USA..........................                   --                   --
                                            -------------------  --------------------
       Total Assets.......................            7,058,976              417,754
                                            -------------------  --------------------
LIABILITIES:
   Accrued fees...........................                   --                   --
   Due to MetLife Insurance
     Company USA..........................                   --                   --
                                            -------------------  --------------------
       Total Liabilities..................                   --                   --
                                            -------------------  --------------------

NET ASSETS................................  $         7,058,976  $           417,754
                                            ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         7,058,976  $           417,754
   Net assets from contracts in payout....                   --                   --
                                            -------------------  --------------------
       Total Net Assets...................  $         7,058,976  $           417,754
                                            ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2015


                                                                    TAP 1919 VARIABLE                                VAN ECK VIP
                                               T. ROWE PRICE       SOCIALLY RESPONSIVE        UIF GLOBAL             LONG/SHORT
                                               PRIME RESERVE            BALANCED            INFRASTRUCTURE          EQUITY INDEX
                                                SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
                                           --------------------   --------------------   --------------------   --------------------
ASSETS:
   Investments at fair value.............  $            497,039   $            215,862   $            345,733   $            260,349
   Due from MetLife Insurance
     Company USA.........................                    --                     --                     --                     --
                                           --------------------   --------------------   --------------------   --------------------
        Total Assets.....................               497,039                215,862                345,733                260,349
                                           --------------------   --------------------   --------------------   --------------------
LIABILITIES:
   Accrued fees..........................                    --                     30                     48                     30
   Due to MetLife Insurance
     Company USA.........................                    --                     --                     --                     --
                                           --------------------   --------------------   --------------------   --------------------
        Total Liabilities................                    --                     30                     48                     30
                                           --------------------   --------------------   --------------------   --------------------

NET ASSETS...............................  $            497,039   $            215,832   $            345,685   $            260,319
                                           ====================   ====================   ====================   ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $            497,039   $            215,832   $            345,685   $            260,319
   Net assets from contracts in payout...                    --                     --                     --                     --
                                           --------------------   --------------------   --------------------   --------------------
        Total Net Assets.................  $            497,039   $            215,832   $            345,685   $            260,319
                                           ====================   ====================   ====================   ====================


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                                                           AMERICAN FUNDS
                                                    ALGER          AMERICAN FUNDS      AMERICAN FUNDS       GLOBAL SMALL
                                              SMALL CAP GROWTH          BOND            GLOBAL GROWTH      CAPITALIZATION
                                                 SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                             ------------------  ------------------  ------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $               --  $        2,510,406  $        3,137,993  $               --
                                             ------------------  ------------------  ------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             745,798           1,639,891           3,787,882           1,413,720
      Administrative charges...............                  --             373,441             792,963             265,924
                                             ------------------  ------------------  ------------------  ------------------
        Total expenses.....................             745,798           2,013,332           4,580,845           1,679,644
                                             ------------------  ------------------  ------------------  ------------------
          Net investment income (loss).....           (745,798)             497,074         (1,442,852)         (1,679,644)
                                             ------------------  ------------------  ------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          14,153,024           2,882,514          30,711,548           9,473,256
      Realized gains (losses) on sale of
        investments........................             152,520             208,579           6,456,558           3,526,255
                                             ------------------  ------------------  ------------------  ------------------
          Net realized gains (losses)......          14,305,544           3,091,093          37,168,106          12,999,511
                                             ------------------  ------------------  ------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................        (15,807,878)         (5,130,676)        (18,663,205)        (11,981,529)
                                             ------------------  ------------------  ------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (1,502,334)         (2,039,583)          18,504,901           1,017,982
                                             ------------------  ------------------  ------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (2,248,132)  $      (1,542,509)  $       17,062,049  $        (661,662)
                                             ==================  ==================  ==================  ==================


                                               AMERICAN FUNDS       AMERICAN FUNDS      BLACKROCK GLOBAL      DEUTSCHE I CROCI
                                                   GROWTH            GROWTH-INCOME       ALLOCATION V.I.        INTERNATIONAL
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         4,627,360  $         4,855,946  $            11,940  $           593,667
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            9,639,596            4,723,839                5,922              193,755
      Administrative charges...............            1,923,542              865,945                1,301                   --
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................           11,563,138            5,589,784                7,223              193,755
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....          (6,935,778)            (733,838)                4,717              399,912
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          165,941,379           55,558,993               83,600                   --
      Realized gains (losses) on sale of
        investments........................           30,306,129            9,232,824                (742)            (579,969)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......          196,247,508           64,791,817               82,858            (579,969)
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................        (146,627,691)         (63,748,822)            (117,457)            (737,267)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           49,619,817            1,042,995             (34,599)          (1,317,236)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        42,684,039  $           309,157  $          (29,882)  $         (917,324)
                                             ===================  ===================  ===================  ===================


                                                FEDERATED HIGH          FEDERATED
                                                  INCOME BOND            KAUFMAN
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             1,488  $                --
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                  370                  694
      Administrative charges...............                   --                   --
                                             -------------------  -------------------
        Total expenses.....................                  370                  694
                                             -------------------  -------------------
          Net investment income (loss).....                1,118                (694)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                6,922
      Realized gains (losses) on sale of
        investments........................                 (32)                  489
                                             -------------------  -------------------
          Net realized gains (losses)......                 (32)                7,411
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              (2,104)              (4,370)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              (2,136)                3,041
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           (1,018)  $             2,347
                                             ===================  ===================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015



                                                 FIDELITY VIP          FIDELITY VIP         FIDELITY VIP         FIDELITY VIP
                                                 ASSET MANAGER          CONTRAFUND          EQUITY-INCOME      FUNDSMANAGER 50%
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          1,255,254  $         5,771,888  $            168,034  $        50,369,911
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             1,113,209            7,399,714                75,768           79,698,833
      Administrative charges...............                    --              934,396                    --                   --
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................             1,113,209            8,334,110                75,768           79,698,833
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....               142,045          (2,562,222)                92,266         (29,328,922)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             5,739,032           55,619,845               507,907          123,905,398
      Realized gains (losses) on sale of
        investments........................               616,813           21,394,268              (15,310)            1,073,388
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....             6,355,845           77,014,113               492,597          124,978,786
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           (7,290,851)         (78,548,435)             (872,283)        (184,114,448)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             (935,006)          (1,534,322)             (379,686)         (59,135,662)
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (792,961)  $       (4,096,544)  $          (287,420)  $      (88,464,584)
                                             ====================  ===================  ====================  ===================

                                                                     FIDELITY VIP
                                                 FIDELITY VIP         GOVERNMENT           FIDELITY VIP         FIDELITY VIP
                                               FUNDSMANAGER 60%      MONEY MARKET             GROWTH              INDEX 500
                                                  SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $        41,102,669  $            11,340  $           419,310  $          1,276,466
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           77,402,507            1,254,039            2,242,872               892,773
      Administrative charges...............                   --                   --                   --                    --
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................           77,402,507            1,254,039            2,242,872               892,773
                                             -------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....         (36,299,838)          (1,242,699)          (1,823,562)               383,693
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          278,124,271                   --            5,197,857                44,305
      Realized gains (losses) on sale of
        investments........................           43,140,244                   --            7,631,090             3,392,317
                                             -------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....          321,264,515                   --           12,828,947             3,436,622
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................        (341,468,121)                   --          (1,625,997)           (3,771,822)
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (20,203,606)                   --           11,202,950             (335,200)
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (56,503,444)  $       (1,242,699)  $         9,379,388  $             48,493
                                             ===================  ===================  ===================  ====================


                                                 FIDELITY VIP         FIDELITY VIP
                                                    MID CAP             OVERSEAS
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         1,071,540  $             64,949
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            4,861,384                61,982
      Administrative charges...............            1,090,703                    --
                                             -------------------  --------------------
        Total expenses.....................            5,952,087                61,982
                                             -------------------  --------------------
           Net investment income (loss)....          (4,880,547)                 2,967
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           53,301,398                 4,793
      Realized gains (losses) on sale of
        investments........................            4,768,478                57,721
                                             -------------------  --------------------
           Net realized gains (losses).....           58,069,876                62,514
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................         (64,627,750)                67,570
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (6,557,874)               130,084
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (11,438,421)  $            133,051
                                             ===================  ====================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                               FTVIPT FRANKLIN       FTVIPT FRANKLIN       FTVIPT FRANKLIN     FTVIPT TEMPLETON
                                                 INCOME VIP         MUTUAL SHARES VIP    SMALL CAP VALUE VIP      FOREIGN VIP
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        12,929,918  $          4,311,745  $           763,990   $         2,377,228
                                             -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            3,105,662             1,624,632            1,312,378             1,141,113
      Administrative charges...............              699,348               358,922              301,626               184,158
                                             -------------------  --------------------  --------------------  -------------------
        Total expenses.....................            3,805,010             1,983,554            1,614,004             1,325,271
                                             -------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....            9,124,908             2,328,191            (850,014)             1,051,957
                                             -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --             9,513,467           17,570,672             2,428,055
      Realized gains (losses) on sale of
        investments........................              215,818             3,951,797            1,424,572             (110,969)
                                             -------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....              215,818            13,465,264           18,995,244             2,317,086
                                             -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (32,921,031)          (24,403,194)         (28,752,630)           (9,120,445)
                                             -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (32,705,213)          (10,937,930)          (9,757,386)           (6,803,359)
                                             -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (23,580,305)  $        (8,609,739)  $      (10,607,400)   $       (5,751,402)
                                             ===================  ====================  ====================  ===================

                                              FTVIPT TEMPLETON        INVESCO V.I.          INVESCO V.I.          INVESCO V.I.
                                               GLOBAL BOND VIP     AMERICAN FRANCHISE        CORE EQUITY        EQUITY AND INCOME
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        19,045,265  $                 --  $              2,143  $        15,163,152
                                             -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,613,022                   211                 2,871            7,375,435
      Administrative charges...............              601,807                    --                    --            1,649,793
                                             -------------------  --------------------  --------------------  -------------------
        Total expenses.....................            3,214,829                   211                 2,871            9,025,228
                                             -------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....           15,830,436                 (211)                 (728)            6,137,924
                                             -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,236,973                    81                19,594           58,583,434
      Realized gains (losses) on sale of
        investments........................          (2,409,168)                    70                18,258           10,656,361
                                             -------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....          (1,172,195)                   151                37,852           69,239,795
                                             -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (28,472,303)                   555              (50,167)        (101,201,542)
                                             -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (29,644,498)                   706              (12,315)         (31,961,747)
                                             -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (13,814,062)  $                495  $           (13,043)  $      (25,823,823)
                                             ===================  ====================  ====================  ===================

                                                 INVESCO V.I.          INVESCO V.I.
                                               GROWTH AND INCOME   INTERNATIONAL GROWTH
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $                201  $         3,496,433
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                    94            3,016,315
      Administrative charges...............                    --              683,773
                                             --------------------  --------------------
        Total expenses.....................                    94            3,700,088
                                             --------------------  --------------------
           Net investment income (loss)....                   107            (203,655)
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                 1,042                   --
      Realized gains (losses) on sale of
        investments........................                    39            3,594,236
                                             --------------------  --------------------
           Net realized gains (losses).....                 1,081            3,594,236
                                             --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................               (1,491)         (13,655,170)
                                             --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                 (410)         (10,060,934)
                                             --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $              (303)  $      (10,264,589)
                                             ====================  ====================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                         LMPVET                LMPVET                LMPVET
                                                IVY FUNDS VIP     CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                               ASSET STRATEGY       AGGRESSIVE GROWTH       APPRECIATION        DIVIDEND STRATEGY
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $               678   $        1,116,655   $         4,897,387    $         3,242,000
                                             -------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                1,979            3,678,704             4,744,181              2,230,600
      Administrative charges...............                  469              793,394             1,042,471                490,904
                                             -------------------  --------------------  --------------------  --------------------
        Total expenses.....................                2,448            4,472,098             5,786,652              2,721,504
                                             -------------------  --------------------  --------------------  --------------------
          Net investment income (loss).....              (1,770)          (3,355,443)             (889,265)                520,496
                                             -------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               32,559           32,071,895            10,825,484                     --
      Realized gains (losses) on sale of
        investments........................                (706)            8,940,330            10,309,013              3,696,314
                                             -------------------  --------------------  --------------------  --------------------
          Net realized gains (losses)......               31,853           41,012,225            21,134,497              3,696,314
                                             -------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             (59,235)         (47,157,658)          (19,592,266)           (15,985,006)
                                             -------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             (27,382)          (6,145,433)             1,542,231           (12,288,692)
                                             -------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (29,152)   $      (9,500,876)   $           652,966    $      (11,768,196)
                                             ===================  ====================  ====================  ====================

                                                    LMPVET                LMPVET                LMPVET               LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  PERMAL ALTERNATIVE
                                               LARGE CAP GROWTH       LARGE CAP VALUE      SMALL CAP GROWTH        SELECT VIT
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  --------------------  --------------------  ------------------
INVESTMENT INCOME:
      Dividends............................   $           18,547   $           116,649    $                --  $           80,654
                                             --------------------  --------------------  --------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               65,366               124,777              1,262,573              59,407
      Administrative charges...............               10,814                20,684                273,716              13,494
                                             --------------------  --------------------  --------------------  ------------------
        Total expenses.....................               76,180               145,461              1,536,289              72,901
                                             --------------------  --------------------  --------------------  ------------------
          Net investment income (loss).....             (57,633)              (28,812)            (1,536,289)               7,753
                                             --------------------  --------------------  --------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              480,445               320,274              2,453,597              80,805
      Realized gains (losses) on sale of
        investments........................              287,018               238,545              2,292,061               (477)
                                             --------------------  --------------------  --------------------  ------------------
          Net realized gains (losses)......              767,463               558,819              4,745,658              80,328
                                             --------------------  --------------------  --------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................            (376,334)             (911,526)            (9,601,052)           (765,231)
                                             --------------------  --------------------  --------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              391,129             (352,707)            (4,855,394)           (684,903)
                                             --------------------  --------------------  --------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $          333,496   $         (381,519)    $       (6,391,683)  $        (677,150)
                                             ====================  ====================  ====================  ==================

                                                   LMPVET QS             LMPVET QS
                                              LEGG MASON VARIABLE       LEGG MASON
                                              CONSERVATIVE GROWTH     VARIABLE GROWTH
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           799,787   $         1,201,613
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              454,869             1,008,388
      Administrative charges...............              102,667               225,617
                                             --------------------  -------------------
        Total expenses.....................              557,536             1,234,005
                                             --------------------  -------------------
          Net investment income (loss).....              242,251              (32,392)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --             9,698,286
      Realized gains (losses) on sale of
        investments........................              942,532             2,162,345
                                             --------------------  -------------------
          Net realized gains (losses)......              942,532            11,860,631
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (2,209,185)          (14,921,753)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (1,266,653)           (3,061,122)
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (1,024,402)   $       (3,093,514)
                                             ====================  ===================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015



                                                   LMPVET QS          LMPVIT WESTERN
                                              LEGG MASON VARIABLE  ASSET VARIABLE GLOBAL         MFS VIT             MFS VIT
                                                MODERATE GROWTH       HIGH YIELD BOND        INVESTORS TRUST      NEW DISCOVERY
                                                  SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT
                                             --------------------  ---------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            24,489    $         5,747,613   $                85  $                --
                                             --------------------  ---------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               23,007              1,121,080                   129                  583
      Administrative charges...............                4,153                241,211                    --                   --
                                             --------------------  ---------------------  -------------------  -------------------
        Total expenses.....................               27,160              1,362,291                   129                  583
                                             --------------------  ---------------------  -------------------  -------------------
          Net investment income (loss).....              (2,671)              4,385,322                  (44)                (583)
                                             --------------------  ---------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                     --                 1,003                1,295
      Realized gains (losses) on sale of
        investments........................              148,483            (1,035,530)                   255                   45
                                             --------------------  ---------------------  -------------------  -------------------
          Net realized gains (losses)......              148,483            (1,035,530)                 1,258                1,340
                                             --------------------  ---------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (187,401)           (10,052,056)               (1,317)              (2,076)
                                             --------------------  ---------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             (38,918)           (11,087,586)                  (59)                (736)
                                             --------------------  ---------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (41,589)    $       (6,702,264)   $             (103)  $           (1,319)
                                             ====================  =====================  ===================  ===================

                                                                                               MIST
                                                                          MIST            ALLIANZ GLOBAL        MIST AMERICAN
                                                                        AB GLOBAL        INVESTORS DYNAMIC     FUNDS BALANCED
                                               MFS VIT RESEARCH    DYNAMIC ALLOCATION    MULTI-ASSET PLUS        ALLOCATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $               196  $       109,991,402  $           617,961  $        46,351,883
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                  371           39,065,022              419,329           42,553,494
      Administrative charges...............                   --            8,368,982               95,606            8,280,689
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................                  371           47,434,004              514,935           50,834,183
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....                (175)           62,557,398              103,026          (4,482,300)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                2,018          117,213,060               72,025          174,429,455
      Realized gains (losses) on sale of
        investments........................                  228           28,380,463                8,844           40,590,334
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......                2,246          145,593,523               80,869          215,019,789
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              (2,225)        (234,232,346)          (2,070,984)        (279,267,105)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                   21         (88,638,823)          (1,990,115)         (64,247,316)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             (154)  $      (26,081,425)  $       (1,887,089)  $      (68,729,616)
                                             ===================  ===================  ===================  ===================


                                                 MIST AMERICAN
                                                 FUNDS GROWTH         MIST AMERICAN
                                                  ALLOCATION          FUNDS GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        24,017,870  $         5,660,851
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           23,991,111            8,246,497
      Administrative charges...............            4,572,120            1,624,879
                                             -------------------  -------------------
        Total expenses.....................           28,563,231            9,871,376
                                             -------------------  -------------------
          Net investment income (loss).....          (4,545,361)          (4,210,525)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          117,826,799           57,986,806
      Realized gains (losses) on sale of
        investments........................           20,824,724           19,914,545
                                             -------------------  -------------------
          Net realized gains (losses)......          138,651,523           77,901,351
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................        (173,607,348)         (42,270,399)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (34,955,825)           35,630,952
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (39,501,186)  $        31,420,427
                                             ===================  ===================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                                 MIST AMERICAN          MIST AQR          MIST BLACKROCK
                                                FUNDS MODERATE         GLOBAL RISK        GLOBAL TACTICAL      MIST BLACKROCK
                                                  ALLOCATION            BALANCED            STRATEGIES           HIGH YIELD
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        24,846,741  $       155,200,003  $        83,597,766  $        19,191,980
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           21,409,265           32,777,194           62,982,399            3,108,903
      Administrative charges...............            4,180,309            7,045,414           13,492,278              594,749
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................           25,589,574           39,822,608           76,474,677            3,703,652
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (742,833)          115,377,395            7,123,089           15,488,328
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           73,124,901          277,989,819          217,256,984            2,193,919
      Realized gains (losses) on sale of
        investments........................           18,598,699         (26,899,972)           26,208,126          (3,049,444)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           91,723,600          251,089,847          243,465,110            (855,525)
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................        (125,905,095)        (667,747,163)        (328,370,852)         (27,072,455)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (34,181,495)        (416,657,316)         (84,905,742)         (27,927,980)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (34,924,328)  $     (301,279,921)  $      (77,782,653)  $      (12,439,652)
                                             ===================  ===================  ===================  ===================

                                                                                              MIST                  MIST
                                                MIST CLARION       MIST CLEARBRIDGE       GOLDMAN SACHS        HARRIS OAKMARK
                                             GLOBAL REAL ESTATE    AGGRESSIVE GROWTH      MID CAP VALUE         INTERNATIONAL
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        11,948,135  $         1,324,559  $         1,027,665  $        19,762,902
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            3,979,771            7,833,608            2,163,648            8,722,427
      Administrative charges...............              783,600            1,458,111              401,105            1,639,690
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            4,763,371            9,291,719            2,564,753           10,362,117
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            7,184,764          (7,967,160)          (1,537,088)            9,400,785
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --           40,029,047           61,099,636
      Realized gains (losses) on sale of
        investments........................            2,505,984           32,724,227            1,857,136            4,780,738
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            2,505,984           32,724,227           41,886,183           65,880,374
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (18,548,113)         (55,137,738)         (57,110,020)        (112,473,465)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (16,042,129)         (22,413,511)         (15,223,837)         (46,593,091)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (8,857,365)  $      (30,380,671)  $      (16,760,925)  $      (37,192,306)
                                             ===================  ===================  ===================  ===================

                                                 MIST INVESCO
                                                 BALANCED-RISK       MIST INVESCO
                                                  ALLOCATION           COMSTOCK
                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        23,435,982  $        22,193,438
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            9,382,471            9,152,951
      Administrative charges...............            2,073,707            1,926,274
                                             -------------------  -------------------
        Total expenses.....................           11,456,178           11,079,225
                                             -------------------  -------------------
          Net investment income (loss).....           11,979,804           11,114,213
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           60,128,682           25,784,286
      Realized gains (losses) on sale of
        investments........................          (3,131,541)           15,790,207
                                             -------------------  -------------------
          Net realized gains (losses)......           56,997,141           41,574,493
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................        (115,525,978)        (109,029,930)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (58,528,837)         (67,455,437)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (46,549,033)  $      (56,341,224)
                                             ===================  ===================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                                                               MIST JPMORGAN
                                                 MIST INVESCO         MIST INVESCO         MIST JPMORGAN       GLOBAL ACTIVE
                                                 MID CAP VALUE      SMALL CAP GROWTH         CORE BOND          ALLOCATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,163,991  $            31,913  $         8,326,370  $        25,728,309
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            3,253,555            4,073,324            4,631,018           10,861,694
      Administrative charges...............              646,026              777,618              893,818            2,369,312
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            3,899,581            4,850,942            5,524,836           13,231,006
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....          (2,735,590)          (4,819,029)            2,801,534           12,497,303
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           12,278,228           77,839,574                   --           44,595,735
      Realized gains (losses) on sale of
        investments........................            3,058,745            5,355,516            (395,625)            1,100,709
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           15,336,973           83,195,090            (395,625)           45,696,444
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (40,654,275)         (87,413,658)          (6,145,255)         (65,128,206)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (25,317,302)          (4,218,568)          (6,540,880)         (19,431,762)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (28,052,892)  $       (9,037,597)  $       (3,739,346)  $       (6,934,459)
                                             ===================  ===================  ===================  ===================

                                                                                                                  MIST
                                                MIST JPMORGAN    MIST LOOMIS SAYLES    MIST LORD ABBETT        MET/ARTISAN
                                               SMALL CAP VALUE     GLOBAL MARKETS       BOND DEBENTURE        INTERNATIONAL
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (a)
                                             ------------------  ------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          349,037  $        2,744,767  $        12,709,761  $               388
                                             ------------------  ------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             383,684           2,255,640            3,150,432                  614
      Administrative charges...............              64,256             432,208              550,977                  143
                                             ------------------  ------------------  -------------------  -------------------
        Total expenses.....................             447,940           2,687,848            3,701,409                  757
                                             ------------------  ------------------  -------------------  -------------------
          Net investment income (loss).....            (98,903)              56,919            9,008,352                (369)
                                             ------------------  ------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           2,250,353                  --            9,390,861                   --
      Realized gains (losses) on sale of
        investments........................             706,478           5,682,307            (500,289)                (764)
                                             ------------------  ------------------  -------------------  -------------------
          Net realized gains (losses)......           2,956,831           5,682,307            8,890,572                (764)
                                             ------------------  ------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (5,123,070)         (5,830,670)         (25,591,546)              (3,854)
                                             ------------------  ------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (2,166,239)           (148,363)         (16,700,974)              (4,618)
                                             ------------------  ------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (2,265,142)  $         (91,444)  $       (7,692,622)  $           (4,987)
                                             ==================  ==================  ===================  ===================

                                                     MIST           MIST MET/FRANKLIN
                                                MET/EATON VANCE       LOW DURATION
                                                 FLOATING RATE        TOTAL RETURN
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,573,996  $         5,144,609
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              960,300            2,154,352
      Administrative charges...............              176,667              412,579
                                             -------------------  -------------------
        Total expenses.....................            1,136,967            2,566,931
                                             -------------------  -------------------
          Net investment income (loss).....            1,437,029            2,577,678
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................            (376,676)            (701,699)
                                             -------------------  -------------------
          Net realized gains (losses)......            (376,676)            (701,699)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (2,605,647)          (5,428,085)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (2,982,323)          (6,129,784)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (1,545,294)  $       (3,552,106)
                                             ===================  ===================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                                                                 MIST METLIFE
                                              MIST MET/TEMPLETON      MIST METLIFE          MIST METLIFE          MULTI-INDEX
                                              INTERNATIONAL BOND  ASSET ALLOCATION 100      BALANCED PLUS        TARGETED RISK
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         3,729,014  $         8,029,047   $       149,625,167  $         6,384,390
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              576,000            8,485,630            82,547,277            6,090,252
      Administrative charges...............              114,068            1,559,676            17,790,302            1,328,353
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................              690,068           10,045,306           100,337,579            7,418,605
                                             -------------------  --------------------  -------------------  -------------------
          Net investment income (loss).....            3,038,946          (2,016,259)            49,287,588          (1,034,215)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               82,867           46,770,295           421,167,137           14,145,806
      Realized gains (losses) on sale of
        investments........................            (543,791)           14,336,507            25,348,629              152,072
                                             -------------------  --------------------  -------------------  -------------------
          Net realized gains (losses)......            (460,924)           61,106,802           446,515,766           14,297,878
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (5,136,661)         (79,692,789)         (884,673,039)         (32,052,767)
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (5,597,585)         (18,585,987)         (438,157,273)         (17,754,889)
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (2,558,639)  $      (20,602,246)   $     (388,869,685)  $      (18,789,104)
                                             ===================  ====================  ===================  ===================

                                                                                              MIST                 MIST
                                                MIST METLIFE       MIST MFS EMERGING      MFS RESEARCH        MORGAN STANLEY
                                               SMALL CAP VALUE      MARKETS EQUITY        INTERNATIONAL       MID CAP GROWTH
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $           268,660  $         7,354,514  $         7,863,296  $               --
                                             -------------------  -------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            3,651,603            5,257,836            3,879,012           2,749,745
      Administrative charges...............              656,354            1,026,514              699,300             577,360
                                             -------------------  -------------------  -------------------  ------------------
        Total expenses.....................            4,307,957            6,284,350            4,578,312           3,327,105
                                             -------------------  -------------------  -------------------  ------------------
          Net investment income (loss).....          (4,039,297)            1,070,164            3,284,984         (3,327,105)
                                             -------------------  -------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           98,026,676                   --                   --                  --
      Realized gains (losses) on sale of
        investments........................            4,504,693          (1,548,189)              894,053           4,570,410
                                             -------------------  -------------------  -------------------  ------------------
          Net realized gains (losses)......          102,531,369          (1,548,189)              894,053           4,570,410
                                             -------------------  -------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................        (116,797,548)         (63,266,929)         (12,677,983)        (15,910,469)
                                             -------------------  -------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (14,266,179)         (64,815,118)         (11,783,930)        (11,340,059)
                                             -------------------  -------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (18,305,476)  $      (63,744,954)  $       (8,498,946)  $     (14,667,164)
                                             ===================  ===================  ===================  ==================

                                                                         MIST
                                              MIST OPPENHEIMER      PANAGORA GLOBAL
                                                GLOBAL EQUITY      DIVERSIFIED RISK
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          672,378  $            92,650
                                             ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             799,233              183,353
      Administrative charges...............             178,918               42,283
                                             ------------------  -------------------
        Total expenses.....................             978,151              225,636
                                             ------------------  -------------------
          Net investment income (loss).....           (305,773)            (132,986)
                                             ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           1,577,758              120,283
      Realized gains (losses) on sale of
        investments........................           1,934,698             (60,777)
                                             ------------------  -------------------
          Net realized gains (losses)......           3,512,456               59,506
                                             ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (1,038,937)          (1,391,238)
                                             ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           2,473,519          (1,331,732)
                                             ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        2,167,746  $       (1,464,718)
                                             ==================  ===================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                                     MIST
                                                PIMCO INFLATION          MIST                 MIST            MIST PIONEER
                                                PROTECTED BOND    PIMCO TOTAL RETURN      PIONEER FUND      STRATEGIC INCOME
                                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  ------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $        34,477,545  $       89,180,453  $         3,683,718  $       48,256,021
                                             -------------------  ------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            9,268,499          22,299,183            3,379,869          10,604,182
      Administrative charges...............            1,743,178           4,128,269              745,294           2,342,536
                                             -------------------  ------------------  -------------------  ------------------
        Total expenses.....................           11,011,677          26,427,452            4,125,163          12,946,718
                                             -------------------  ------------------  -------------------  ------------------
          Net investment income (loss).....           23,465,868          62,753,001            (441,445)          35,309,303
                                             -------------------  ------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --          20,421,403           28,068,584           9,469,560
      Realized gains (losses) on sale of
        investments........................         (12,024,645)         (7,687,028)              990,014         (1,028,615)
                                             -------------------  ------------------  -------------------  ------------------
          Net realized gains (losses)......         (12,024,645)          12,734,375           29,058,598           8,440,945
                                             -------------------  ------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................         (43,226,004)        (99,708,652)         (32,626,475)        (68,623,094)
                                             -------------------  ------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (55,250,649)        (86,974,277)          (3,567,877)        (60,182,149)
                                             -------------------  ------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (31,784,781)  $     (24,221,276)  $       (4,009,322)  $     (24,872,846)
                                             ===================  ==================  ===================  ==================


                                                MIST PYRAMIS          MIST PYRAMIS       MIST SCHRODERS      MIST SSGA GROWTH
                                              GOVERNMENT INCOME       MANAGED RISK     GLOBAL MULTI-ASSET     AND INCOME ETF
                                                 SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        15,349,767  $         1,682,748  $        5,491,098  $        33,459,065
                                             -------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            7,750,182            3,049,565           6,353,967           18,323,030
      Administrative charges...............            1,686,796              640,912           1,367,891            3,639,470
                                             -------------------  -------------------  ------------------  -------------------
        Total expenses.....................            9,436,978            3,690,477           7,721,858           21,962,500
                                             -------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....            5,912,789          (2,007,729)         (2,230,760)           11,496,565
                                             -------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            8,471,107          16,473,295           81,570,892
      Realized gains (losses) on sale of
        investments........................            (146,659)              102,485             692,537           14,559,833
                                             -------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......            (146,659)            8,573,592          17,165,832           96,130,725
                                             -------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (11,685,773)         (18,736,202)        (29,873,677)        (155,135,668)
                                             -------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (11,832,432)         (10,162,610)        (12,707,845)         (59,004,943)
                                             -------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (5,919,643)  $      (12,170,339)  $     (14,938,605)  $      (47,508,378)
                                             ===================  ===================  ==================  ===================


                                                  MIST SSGA       MIST T. ROWE PRICE
                                                 GROWTH ETF         LARGE CAP VALUE
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        9,908,111  $        12,241,490
                                             ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           6,398,101           10,220,215
      Administrative charges...............           1,240,101            1,493,521
                                             ------------------  -------------------
        Total expenses.....................           7,638,202           11,713,736
                                             ------------------  -------------------
          Net investment income (loss).....           2,269,909              527,754
                                             ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          27,061,284            1,641,229
      Realized gains (losses) on sale of
        investments........................           6,497,021           27,914,339
                                             ------------------  -------------------
          Net realized gains (losses)......          33,558,305           29,555,568
                                             ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................        (54,174,177)         (69,547,913)
                                             ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................        (20,615,872)         (39,992,345)
                                             ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $     (18,345,963)  $      (39,464,591)
                                             ==================  ===================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                             MIST T. ROWE PRICE        MIST TCW             MIST WMC       MSF BAILLIE GIFFORD
                                               MID CAP GROWTH      CORE FIXED INCOME   LARGE CAP RESEARCH  INTERNATIONAL STOCK
                                                 SUB-ACCOUNT        SUB-ACCOUNT (b)        SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  ------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $               --  $           130,268  $         3,680,116
                                             -------------------  ------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            6,938,998                 187              241,576            3,309,193
      Administrative charges...............            1,300,929                  41               41,422              642,782
                                             -------------------  ------------------  -------------------  -------------------
        Total expenses.....................            8,239,927                 228              282,998            3,951,975
                                             -------------------  ------------------  -------------------  -------------------
          Net investment income (loss).....          (8,239,927)               (228)            (152,730)            (271,859)
                                             -------------------  ------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           85,161,520                  --            1,190,754                   --
      Realized gains (losses) on sale of
        investments........................           23,256,134                 (4)              998,942            3,508,939
                                             -------------------  ------------------  -------------------  -------------------
          Net realized gains (losses)......          108,417,654                 (4)            2,189,696            3,508,939
                                             -------------------  ------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (73,202,424)               (184)          (1,564,663)         (10,663,827)
                                             -------------------  ------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           35,215,230               (188)              625,033          (7,154,888)
                                             -------------------  ------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        26,975,303  $            (416)  $           472,303  $       (7,426,747)
                                             ===================  ==================  ===================  ===================

                                                 MSF BARCLAYS          MSF BLACKROCK        MSF BLACKROCK        MSF BLACKROCK
                                             AGGREGATE BOND INDEX       BOND INCOME     CAPITAL APPRECIATION    LARGE CAP VALUE
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................   $        6,210,539   $         2,343,427   $                --  $            78,851
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,874,606               902,610               205,445               56,978
      Administrative charges...............              561,921               151,389                31,725                  536
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................            3,436,527             1,053,999               237,170               57,514
                                             --------------------  -------------------  --------------------  -------------------
          Net investment income (loss).....            2,774,012             1,289,428             (237,170)               21,337
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --               717,939             2,532,251              355,605
      Realized gains (losses) on sale of
        investments........................            (126,236)               115,998               847,942             (61,229)
                                             --------------------  -------------------  --------------------  -------------------
          Net realized gains (losses)......            (126,236)               833,937             3,380,193              294,376
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (6,456,221)           (2,926,902)           (2,490,455)            (639,612)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (6,582,457)           (2,092,965)               889,738            (345,236)
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $      (3,808,445)   $         (803,537)   $           652,568  $         (323,899)
                                             ====================  ===================  ====================  ===================

                                                 MSF BLACKROCK        MSF FRONTIER
                                                 MONEY MARKET        MID CAP GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                21  $                --
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            5,074,098            1,141,807
      Administrative charges...............              953,030              209,889
                                             -------------------  -------------------
        Total expenses.....................            6,027,128            1,351,696
                                             -------------------  -------------------
          Net investment income (loss).....          (6,027,107)          (1,351,696)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --           11,666,337
      Realized gains (losses) on sale of
        investments........................                   --            2,527,225
                                             -------------------  -------------------
          Net realized gains (losses)......                   --           14,193,562
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                   --         (11,177,142)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                   --            3,016,420
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (6,027,107)  $         1,664,724
                                             ===================  ===================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015



                                                     MSF            MSF LOOMIS SAYLES    MSF LOOMIS SAYLES     MSF MET/ARTISAN
                                               JENNISON GROWTH       SMALL CAP CORE      SMALL CAP GROWTH       MID CAP VALUE
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            84,147  $                --  $                 --  $         2,114,594
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            7,055,862              200,989                 2,854            3,054,257
      Administrative charges...............            1,283,893               33,701                   730              526,635
                                             -------------------  -------------------  --------------------  -------------------
        Total expenses.....................            8,339,755              234,690                 3,584            3,580,892
                                             -------------------  -------------------  --------------------  -------------------
          Net investment income (loss).....          (8,255,608)            (234,690)               (3,584)          (1,466,298)
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           79,333,950            1,783,360                47,288           28,764,566
      Realized gains (losses) on sale of
        investments........................           21,128,195              211,580                   284            4,074,468
                                             -------------------  -------------------  --------------------  -------------------
          Net realized gains (losses)......          100,462,145            1,994,940                47,572           32,839,034
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (47,555,352)          (2,197,811)              (43,867)         (55,970,793)
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           52,906,793            (202,871)                 3,705         (23,131,759)
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        44,651,185  $         (437,561)  $                121  $      (24,598,057)
                                             ===================  ===================  ====================  ===================

                                             MSF MET/DIMENSIONAL
                                             INTERNATIONAL SMALL       MSF METLIFE           MSF METLIFE          MSF METLIFE
                                                   COMPANY         ASSET ALLOCATION 20   ASSET ALLOCATION 40  ASSET ALLOCATION 60
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,024,343  $         1,053,756   $         12,825,092  $        38,563,854
                                             -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              821,749              723,837             61,653,110           95,454,330
      Administrative charges...............              153,612              136,348             11,648,817           18,018,386
                                             -------------------  --------------------  --------------------  -------------------
        Total expenses.....................              975,361              860,185             73,301,927          113,472,716
                                             -------------------  --------------------  --------------------  -------------------
          Net investment income (loss).....               48,982              193,571           (60,476,835)         (74,908,862)
                                             -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            9,928,834            1,582,820            257,601,137          463,822,792
      Realized gains (losses) on sale of
        investments........................            (194,522)            (192,837)             13,336,674           17,765,281
                                             -------------------  --------------------  --------------------  -------------------
          Net realized gains (losses)......            9,734,312            1,389,983            270,937,811          481,588,073
                                             -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (7,397,341)          (2,880,050)          (322,220,355)        (594,962,543)
                                             -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            2,336,971          (1,490,067)           (51,282,544)        (113,374,470)
                                             -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,385,953  $       (1,296,496)   $      (111,759,379)  $     (188,283,332)
                                             ===================  ====================  ====================  ===================


                                                  MSF METLIFE           MSF METLIFE
                                              ASSET ALLOCATION 80   MID CAP STOCK INDEX
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $        20,822,635   $         1,242,553
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           85,478,932             1,678,062
      Administrative charges...............           15,703,419               233,543
                                             --------------------  --------------------
        Total expenses.....................          101,182,351             1,911,605
                                             --------------------  --------------------
          Net investment income (loss).....         (80,359,716)             (669,052)
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          284,020,737             8,255,576
      Realized gains (losses) on sale of
        investments........................           25,999,128             2,857,463
                                             --------------------  --------------------
          Net realized gains (losses)......          310,019,865            11,113,039
                                             --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................        (421,371,788)          (15,667,437)
                                             --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................        (111,351,923)           (4,554,398)
                                             --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $     (191,711,639)   $       (5,223,450)
                                             ====================  ====================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015



                                                 MSF METLIFE            MSF MFS                                  MSF MSCI
                                                 STOCK INDEX         TOTAL RETURN         MSF MFS VALUE         EAFE INDEX
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         9,369,445  $         1,114,324  $        6,212,020  $         3,317,058
                                             -------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            8,406,101              608,367           3,337,574            1,358,849
      Administrative charges...............            1,310,945               86,242             601,031              217,496
                                             -------------------  -------------------  ------------------  -------------------
        Total expenses.....................            9,717,046              694,609           3,938,605            1,576,345
                                             -------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....            (347,601)              419,715           2,273,415            1,740,713
                                             -------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           25,747,034                   --          38,386,180                   --
      Realized gains (losses) on sale of
        investments........................           28,564,805            1,095,835           4,789,067              673,901
                                             -------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......           54,311,839            1,095,835          43,175,247              673,901
                                             -------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (57,710,605)          (2,338,023)        (49,745,547)          (5,975,929)
                                             -------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (3,398,766)          (1,242,188)         (6,570,300)          (5,302,028)
                                             -------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (3,746,367)  $         (822,473)  $      (4,296,885)  $       (3,561,315)
                                             ===================  ===================  ==================  ===================


                                                MSF NEUBERGER             MSF           MSF T. ROWE PRICE    MSF T. ROWE PRICE
                                               BERMAN GENESIS     RUSSELL 2000 INDEX    LARGE CAP GROWTH     SMALL CAP GROWTH
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  ------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           254,211  $        1,438,652  $             5,837  $             9,060
                                             -------------------  ------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,936,488           1,888,721            2,507,881              156,960
      Administrative charges...............              322,976             322,501              455,555               12,495
                                             -------------------  ------------------  -------------------  -------------------
        Total expenses.....................            2,259,464           2,211,222            2,963,436              169,455
                                             -------------------  ------------------  -------------------  -------------------
          Net investment income (loss).....          (2,005,253)           (772,570)          (2,957,599)            (160,395)
                                             -------------------  ------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --           8,586,598           31,371,121            1,011,937
      Realized gains (losses) on sale of
        investments........................            5,492,282           6,117,207            2,899,531              523,625
                                             -------------------  ------------------  -------------------  -------------------
          Net realized gains (losses)......            5,492,282          14,703,805           34,270,652            1,535,562
                                             -------------------  ------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (4,849,556)        (21,801,085)         (16,807,403)          (1,319,353)
                                             -------------------  ------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              642,726         (7,097,280)           17,463,249              216,209
                                             -------------------  ------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (1,362,527)  $      (7,869,850)  $        14,505,650  $            55,814
                                             ===================  ==================  ===================  ===================

                                                  MSF VAN ECK       MSF WESTERN ASSET
                                                GLOBAL NATURAL    MANAGEMENT STRATEGIC
                                                   RESOURCES       BOND OPPORTUNITIES
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           185,394   $             2,731
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,133,779                   875
      Administrative charges...............              221,292                   190
                                             -------------------  --------------------
        Total expenses.....................            1,355,071                 1,065
                                             -------------------  --------------------
          Net investment income (loss).....          (1,169,677)                 1,666
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                    --
      Realized gains (losses) on sale of
        investments........................          (1,908,883)                  (74)
                                             -------------------  --------------------
          Net realized gains (losses)......          (1,908,883)                  (74)
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................         (29,752,057)               (7,019)
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (31,660,940)               (7,093)
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (32,830,617)   $           (5,427)
                                             ===================  ====================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                              MSF WESTERN ASSET        MSF WMC
                                                 MANAGEMENT          CORE EQUITY           NEUBERGER        OPPENHEIMER VA
                                               U.S. GOVERNMENT      OPPORTUNITIES       BERMAN GENESIS         CORE BOND
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             ------------------  -------------------  ------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $        5,537,578  $         9,308,448  $                4  $              327
                                             ------------------  -------------------  ------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           3,218,625            7,636,121                  79                 111
      Administrative charges...............             679,865            1,384,440                  --                  --
                                             ------------------  -------------------  ------------------  ------------------
        Total expenses.....................           3,898,490            9,020,561                  79                 111
                                             ------------------  -------------------  ------------------  ------------------
          Net investment income (loss).....           1,639,088              287,887                (75)                 216
                                             ------------------  -------------------  ------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  --          195,657,540                 675                  --
      Realized gains (losses) on sale of
        investments........................            (87,820)           14,697,883                 688               (275)
                                             ------------------  -------------------  ------------------  ------------------
          Net realized gains (losses)......            (87,820)          210,355,423               1,363               (275)
                                             ------------------  -------------------  ------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................         (4,546,618)        (207,207,827)             (1,296)                  29
                                             ------------------  -------------------  ------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (4,634,438)            3,147,596                  67               (246)
                                             ------------------  -------------------  ------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (2,995,350)  $         3,435,483  $              (8)  $             (30)
                                             ==================  ===================  ==================  ==================

                                               OPPENHEIMER VA                                                   PIMCO VIT
                                                 MAIN STREET       OPPENHEIMER VA      OPPENHEIMER VA      COMMODITYREALRETURN
                                                  SMALL CAP          MAIN STREET            MONEY               STRATEGY
                                                 SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                             ------------------  ------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $          763,390  $              980  $                --   $            3,176
                                             ------------------  ------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           1,322,969               1,484                   50                1,575
      Administrative charges...............             298,072                  --                   --                  367
                                             ------------------  ------------------  -------------------  --------------------
        Total expenses.....................           1,621,041               1,484                   50                1,942
                                             ------------------  ------------------  -------------------  --------------------
          Net investment income (loss).....           (857,651)               (504)                 (50)                1,234
                                             ------------------  ------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          17,673,043              16,001                   --                   --
      Realized gains (losses) on sale of
        investments........................           3,553,125               2,608                   --              (4,694)
                                             ------------------  ------------------  -------------------  --------------------
          Net realized gains (losses)......          21,226,168              18,609                   --              (4,694)
                                             ------------------  ------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................        (28,993,857)            (16,156)                   --             (56,415)
                                             ------------------  ------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (7,767,689)               2,453                   --             (61,109)
                                             ------------------  ------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (8,625,340)  $            1,949  $              (50)   $         (59,875)
                                             ==================  ==================  ===================  ====================

                                                  PIMCO VIT
                                              EMERGING MARKETS        PIMCO VIT
                                                    BOND         UNCONSTRAINED BOND
                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                             ------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $           11,730  $            7,984
                                             ------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               2,498               1,859
      Administrative charges...............                 577                 437
                                             ------------------  ------------------
        Total expenses.....................               3,075               2,296
                                             ------------------  ------------------
          Net investment income (loss).....               8,655               5,688
                                             ------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               2,048                  72
      Realized gains (losses) on sale of
        investments........................               (685)               (327)
                                             ------------------  ------------------
          Net realized gains (losses)......               1,363               (255)
                                             ------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................            (28,200)            (13,479)
                                             ------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            (26,837)            (13,734)
                                             ------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (18,182)  $          (8,046)
                                             ==================  ==================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015



                                                   PIONEER VCT           PIONEER VCT          T. ROWE PRICE       T. ROWE PRICE
                                                  MID CAP VALUE      REAL ESTATE SHARES       GROWTH STOCK     INTERNATIONAL STOCK
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                              --------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $            388,603  $              5,044  $                --  $             4,587
                                              --------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               795,397                 3,343               66,257                5,113
      Administrative charges................               175,634                   605                   --                   --
                                              --------------------  --------------------  -------------------  -------------------
        Total expenses......................               971,031                 3,948               66,257                5,113
                                              --------------------  --------------------  -------------------  -------------------
           Net investment income (loss).....             (582,428)                 1,096             (66,257)                (526)
                                              --------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........             8,063,354                27,731              477,107                1,079
      Realized gains (losses) on sale of
        investments.........................               969,431                10,567              718,530               32,056
                                              --------------------  --------------------  -------------------  -------------------
           Net realized gains (losses)......             9,032,785                38,298            1,195,637               33,135
                                              --------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................          (13,899,812)              (31,282)            (416,328)             (36,641)
                                              --------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           (4,867,027)                 7,016              779,309              (3,506)
                                              --------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        (5,449,455)  $              8,112  $           713,052  $           (4,032)
                                              ====================  ====================  ===================  ===================

                                                                      TAP 1919 VARIABLE                             VAN ECK VIP
                                                  T. ROWE PRICE      SOCIALLY RESPONSIVE      UIF GLOBAL            LONG/SHORT
                                                  PRIME RESERVE           BALANCED          INFRASTRUCTURE         EQUITY INDEX
                                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                 54  $             2,846   $             2,527  $                101
                                              --------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                 4,463                3,237                 1,892                 1,664
      Administrative charges................                    --                  596                   434                   392
                                              --------------------  --------------------  -------------------  --------------------
        Total expenses......................                 4,463                3,833                 2,326                 2,056
                                              --------------------  --------------------  -------------------  --------------------
           Net investment income (loss).....               (4,409)                (987)                   201               (1,955)
                                              --------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --               19,133                16,735                   879
      Realized gains (losses) on sale of
        investments.........................                    --                7,873               (2,435)                 (577)
                                              --------------------  --------------------  -------------------  --------------------
           Net realized gains (losses)......                    --               27,006                14,300                   302
                                              --------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                    --             (33,756)              (52,813)               (6,810)
                                              --------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                    --              (6,750)              (38,513)               (6,508)
                                              --------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            (4,409)  $           (7,737)   $          (38,312)  $            (8,463)
                                              ====================  ====================  ===================  ====================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014



                                          ALGER SMALL CAP GROWTH               AMERICAN FUNDS BOND
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (745,798)  $      (798,826)  $        497,074  $        905,828
   Net realized gains (losses)....        14,305,544         5,794,976         3,091,093           306,415
   Change in unrealized gains
     (losses) on investments......      (15,807,878)       (5,736,249)       (5,130,676)         4,487,780
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........       (2,248,132)         (740,099)       (1,542,509)         5,700,023
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           982,185         1,408,289         2,549,990         4,263,222
   Net transfers (including
     fixed account)...............       (2,181,134)       (2,077,029)         6,226,955         7,408,301
   Contract charges...............           (6,826)           (7,514)       (1,620,152)       (1,458,856)
   Transfers for contract benefits
     and terminations.............       (5,533,752)       (5,159,978)      (10,348,245)      (10,825,095)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (6,739,527)       (5,836,232)       (3,191,452)         (612,428)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (8,987,659)       (6,576,331)       (4,733,961)         5,087,595
NET ASSETS:
   Beginning of year..............        57,195,868        63,772,199       151,245,946       146,158,351
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     48,208,209  $     57,195,868  $    146,511,985  $    151,245,946
                                    ================  ================  ================  ================

                                                                                   AMERICAN FUNDS
                                       AMERICAN FUNDS GLOBAL GROWTH          GLOBAL SMALL CAPITALIZATION
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2015               2014              2015              2014
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,442,852)  $       (869,446)  $    (1,679,644)  $    (1,529,786)
   Net realized gains (losses)....        37,168,106         34,841,404        12,999,511         2,777,626
   Change in unrealized gains
     (losses) on investments......      (18,663,205)       (31,374,425)      (11,981,529)         (217,375)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        17,062,049          2,597,533         (661,662)         1,030,465
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         8,154,795         11,042,741         4,542,847         4,879,074
   Net transfers (including
     fixed account)...............       (9,737,155)          7,854,131       (3,590,780)           719,962
   Contract charges...............       (3,279,955)        (2,816,132)       (1,148,993)       (1,028,221)
   Transfers for contract benefits
     and terminations.............      (23,759,563)       (21,295,289)       (8,098,216)       (7,673,213)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (28,621,878)        (5,214,549)       (8,295,142)       (3,102,398)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............      (11,559,829)        (2,617,016)       (8,956,804)       (2,071,933)
NET ASSETS:
   Beginning of year..............       312,209,187        314,826,203       122,112,070       124,184,003
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $    300,649,358  $     312,209,187  $    113,155,266  $    122,112,070
                                    ================  =================  ================  ================


                                           AMERICAN FUNDS GROWTH            AMERICAN FUNDS GROWTH-INCOME
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2015              2014              2015              2014
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     (6,935,778)  $    (5,554,369)  $      (733,838)  $      (781,613)
   Net realized gains (losses)....        196,247,508        74,146,314        64,791,817        30,958,144
   Change in unrealized gains
     (losses) on investments......      (146,627,691)      (13,021,445)      (63,748,822)         3,352,629
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         42,684,039        55,570,500           309,157        33,529,160
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          3,783,989         4,101,900         9,348,694        14,177,344
   Net transfers (including
     fixed account)...............       (47,304,037)      (29,722,388)       (8,758,646)      (13,563,643)
   Contract charges...............        (8,362,747)       (7,787,497)       (3,640,399)       (3,334,870)
   Transfers for contract benefits
     and terminations.............       (57,907,122)      (57,521,587)      (29,713,943)      (28,222,265)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (109,789,917)      (90,929,572)      (32,764,294)      (30,943,434)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (67,105,878)      (35,359,072)      (32,455,137)         2,585,726
NET ASSETS:
   Beginning of year..............        821,201,132       856,560,204       390,905,716       388,319,990
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $     754,095,254  $    821,201,132  $    358,450,579  $    390,905,716
                                    =================  ================  ================  ================


                                     BLACKROCK GLOBAL ALLOCATION V.I.
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2015            2014 (a)
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          4,717  $            176
   Net realized gains (losses)....            82,858               655
   Change in unrealized gains
     (losses) on investments......         (117,457)             (974)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........          (29,882)             (143)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,505,766             8,700
   Net transfers (including
     fixed account)...............            91,370                --
   Contract charges...............              (22)                --
   Transfers for contract benefits
     and terminations.............           (8,918)                --
                                    ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....         1,588,196             8,700
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets.............         1,558,314             8,557
NET ASSETS:
   Beginning of year..............             8,557                --
                                    ----------------  ----------------
   End of year....................  $      1,566,871  $          8,557
                                    ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                       DEUTSCHE I CROCI INTERNATIONAL         FEDERATED HIGH INCOME BOND
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2015               2014               2015              2014
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         399,912  $         70,159  $           1,118  $          1,199
   Net realized gains (losses).....          (579,969)         (332,105)               (32)                 1
   Change in unrealized gains
     (losses) on investments.......          (737,267)       (2,003,646)            (2,104)             (866)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (917,324)       (2,265,592)            (1,018)               334
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            455,999           659,698                 --                --
   Net transfers (including
     fixed account)................          (518,722)         (584,266)                 --                --
   Contract charges................            (1,324)           (1,681)                 --                --
   Transfers for contract benefits
     and terminations..............        (1,373,333)       (1,549,650)              (328)             (124)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (1,437,380)       (1,475,899)              (328)             (124)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............        (2,354,704)       (3,741,491)            (1,346)               210
NET ASSETS:
   Beginning of year...............         14,851,303        18,592,794             26,376            26,166
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $      12,496,599  $     14,851,303  $          25,030  $         26,376
                                     =================  ================  =================  ================

                                              FEDERATED KAUFMAN               FIDELITY VIP ASSET MANAGER
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2015              2014               2015               2014
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          (694)  $           (636)  $        142,045  $         100,270
   Net realized gains (losses).....             7,411              5,260         6,355,845          5,093,370
   Change in unrealized gains
     (losses) on investments.......           (4,370)            (1,010)       (7,290,851)        (1,349,291)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............             2,347              3,614         (792,961)          3,844,349
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                --                 --         1,297,955          1,446,073
   Net transfers (including
     fixed account)................                --                 --       (1,397,500)          (804,686)
   Contract charges................                --                 --          (10,137)           (11,406)
   Transfers for contract benefits
     and terminations..............           (1,642)            (1,268)       (7,942,998)        (7,771,050)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......           (1,642)            (1,268)       (8,052,680)        (7,141,069)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............               705              2,346       (8,845,641)        (3,296,720)
NET ASSETS:
   Beginning of year...............            47,253             44,907        84,977,763         88,274,483
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $         47,958  $          47,253  $     76,132,122  $      84,977,763
                                     ================  =================  ================  =================

                                           FIDELITY VIP CONTRAFUND           FIDELITY VIP EQUITY-INCOME
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  ----------------------------------
                                           2015              2014              2015              2014
                                     ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (2,562,222)  $    (2,868,065)  $         92,266  $         78,282
   Net realized gains (losses).....        77,014,113        38,832,008           492,597           132,768
   Change in unrealized gains
     (losses) on investments.......      (78,548,435)        25,038,910         (872,283)           191,058
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (4,096,544)        61,002,853         (287,420)           402,108
                                     ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        16,903,242        21,736,852             6,296            49,080
   Net transfers (including
     fixed account)................      (12,721,493)      (14,481,072)          (22,066)          (33,795)
   Contract charges................       (4,357,580)       (3,870,205)                --                --
   Transfers for contract benefits
     and terminations..............      (45,753,127)      (44,412,621)         (414,001)         (695,665)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (45,928,958)      (41,027,046)         (429,771)         (680,380)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............      (50,025,502)        19,975,807         (717,191)         (278,272)
NET ASSETS:
   Beginning of year...............       631,948,733       611,972,926         5,676,328         5,954,600
                                     ----------------  ----------------  ----------------  ----------------
   End of year.....................  $    581,923,231  $    631,948,733  $      4,959,137  $      5,676,328
                                     ================  ================  ================  ================

                                        FIDELITY VIP FUNDSMANAGER 50%
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                           2015               2014
                                     -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (29,328,922)  $   (14,599,004)
   Net realized gains (losses).....        124,978,786        27,093,983
   Change in unrealized gains
     (losses) on investments.......      (184,114,448)        69,079,003
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (88,464,584)        81,573,982
                                     -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          5,122,409                --
   Net transfers (including
     fixed account)................      1,098,161,273     1,509,904,970
   Contract charges................                 --                --
   Transfers for contract benefits
     and terminations..............      (146,575,016)      (86,814,147)
                                     -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        956,708,666     1,423,090,823
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets..............        868,244,082     1,504,664,805
NET ASSETS:
   Beginning of year...............      3,538,458,593     2,033,793,788
                                     -----------------  ----------------
   End of year.....................  $   4,406,702,675  $  3,538,458,593
                                     =================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                                     FIDELITY VIP
                                        FIDELITY VIP FUNDSMANAGER 60%           GOVERNMENT MONEY MARKET
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                            2015              2014              2015              2014
                                     -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (36,299,838)  $   (29,738,597)  $    (1,242,699)  $     (1,616,300)
   Net realized gains (losses).....        321,264,515       151,088,720                --                 --
   Change in unrealized gains
     (losses) on investments.......      (341,468,121)        10,595,817                --                 --
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (56,503,444)       131,945,940       (1,242,699)        (1,616,300)
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          5,739,011         2,544,619     1,101,475,974      1,490,641,290
   Net transfers (including
     fixed account)................                 --                18   (1,099,121,860)    (1,511,055,592)
   Contract charges................                 --                --           (2,168)            (2,577)
   Transfers for contract benefits
     and terminations..............      (254,963,609)     (171,576,910)       (2,402,882)        (3,174,519)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (249,224,598)     (169,032,273)          (50,936)       (23,591,398)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............      (305,728,042)      (37,086,333)       (1,293,635)       (25,207,698)
NET ASSETS:
   Beginning of year...............      3,994,437,491     4,031,523,824        50,947,648         76,155,346
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $   3,688,709,449  $  3,994,437,491  $     49,654,013  $      50,947,648
                                     =================  ================  ================  =================


                                             FIDELITY VIP GROWTH                FIDELITY VIP INDEX 500
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2015               2014              2015              2014
                                     ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (1,823,562)  $     (1,960,390)  $        383,693  $        166,965
   Net realized gains (losses).....        12,828,947          6,685,051         3,436,622         2,968,155
   Change in unrealized gains
     (losses) on investments.......       (1,625,997)         11,054,078       (3,771,822)         4,754,472
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         9,379,388         15,778,739            48,493         7,889,592
                                     ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         3,026,405          3,540,118                --                --
   Net transfers (including
     fixed account)................       (3,594,229)        (2,748,482)       (1,524,316)       (1,329,473)
   Contract charges................          (19,183)           (20,848)          (20,878)          (22,548)
   Transfers for contract benefits
     and terminations..............      (15,540,392)       (14,844,036)       (6,445,104)       (6,048,836)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (16,127,399)       (14,073,248)       (7,990,298)       (7,400,857)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (6,748,011)          1,705,491       (7,941,805)           488,735
NET ASSETS:
   Beginning of year...............       167,673,930        165,968,439        70,165,982        69,677,247
                                     ----------------  -----------------  ----------------  ----------------
   End of year.....................  $    160,925,919  $     167,673,930  $     62,224,177  $     70,165,982
                                     ================  =================  ================  ================


                                            FIDELITY VIP MID CAP                 FIDELITY VIP OVERSEAS
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2015               2014               2015              2014
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (4,880,547)  $    (5,926,090)  $           2,967  $          2,417
   Net realized gains (losses).....         58,069,876        15,800,518             62,514            60,145
   Change in unrealized gains
     (losses) on investments.......       (64,627,750)        10,107,932             67,570         (589,122)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (11,438,421)        19,982,360            133,051         (526,560)
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         13,586,880        17,813,812             85,003            91,282
   Net transfers (including
     fixed account)................       (15,198,467)       (7,392,472)           (66,066)          (55,632)
   Contract charges................        (5,058,447)       (4,591,308)               (56)              (50)
   Transfers for contract benefits
     and terminations..............       (26,884,651)      (26,116,641)          (478,886)         (491,815)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (33,554,685)      (20,286,609)          (460,005)         (456,215)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............       (44,993,106)         (304,249)          (326,954)         (982,775)
NET ASSETS:
   Beginning of year...............        446,277,693       446,581,942          4,942,746         5,925,521
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $     401,284,587  $    446,277,693  $       4,615,792  $      4,942,746
                                     =================  ================  =================  ================


                                          FTVIPT FRANKLIN INCOME VIP
                                                  SUB-ACCOUNT
                                     ------------------------------------
                                            2015              2014
                                     -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       9,124,908  $      11,034,456
   Net realized gains (losses).....            215,818          2,072,298
   Change in unrealized gains
     (losses) on investments.......       (32,921,031)        (3,371,554)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (23,580,305)          9,735,200
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          6,188,051          9,617,562
   Net transfers (including
     fixed account)................          1,880,863          3,414,903
   Contract charges................        (2,771,258)        (2,715,246)
   Transfers for contract benefits
     and terminations..............       (23,325,163)       (22,963,961)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (18,027,507)       (12,646,742)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............       (41,607,812)        (2,911,542)
NET ASSETS:
   Beginning of year...............        294,909,928        297,821,470
                                     -----------------  -----------------
   End of year.....................  $     253,302,116  $     294,909,928
                                     =================  =================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                FTVIPT FRANKLIN                      FTVIPT FRANKLIN
                                               MUTUAL SHARES VIP                   SMALL CAP VALUE VIP
                                                  SUB-ACCOUNT                          SUB-ACCOUNT
                                     ------------------------------------  -----------------------------------
                                            2015              2014               2015               2014
                                     -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       2,328,191  $         966,423  $      (850,014)  $       (907,377)
   Net realized gains (losses).....         13,465,264          4,318,435        18,995,244         11,252,700
   Change in unrealized gains
     (losses) on investments.......       (24,403,194)          3,347,372      (28,752,630)       (11,208,452)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        (8,609,739)          8,632,230      (10,607,400)          (863,129)
                                     -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          1,838,448          3,237,944         4,215,265          6,121,715
   Net transfers (including
     fixed account)................        (3,377,923)          (423,430)         (781,824)            741,344
   Contract charges................        (1,367,141)        (1,293,554)       (1,481,816)        (1,402,055)
   Transfers for contract benefits
     and terminations..............       (13,381,381)       (13,122,538)       (6,848,145)        (6,144,302)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (16,287,997)       (11,601,578)       (4,896,520)          (683,298)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............       (24,897,736)        (2,969,348)      (15,503,920)        (1,546,427)
NET ASSETS:
   Beginning of year...............        153,109,223        156,078,571       126,502,556        128,048,983
                                     -----------------  -----------------  ----------------  -----------------
   End of year.....................  $     128,211,487  $     153,109,223  $    110,998,636  $     126,502,556
                                     =================  =================  ================  =================

                                                   FTVIPT                               FTVIPT
                                            TEMPLETON FOREIGN VIP              TEMPLETON GLOBAL BOND VIP
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ------------------------------------
                                           2015               2014               2015              2014
                                     -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       1,051,957  $         48,299  $      15,830,436  $       9,696,508
   Net realized gains (losses).....          2,317,086         1,031,529        (1,172,195)           (97,489)
   Change in unrealized gains
     (losses) on investments.......        (9,120,445)      (11,682,571)       (28,472,303)        (8,236,911)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        (5,751,402)      (10,602,743)       (13,814,062)          1,362,108
                                     -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            576,811           661,634          6,081,866          8,661,712
   Net transfers (including
     fixed account)................          4,480,127         3,823,200        (1,987,591)          3,812,491
   Contract charges................          (869,949)         (893,355)        (2,898,185)        (2,805,331)
   Transfers for contract benefits
     and terminations..............        (6,041,062)       (7,102,249)       (14,898,325)       (15,564,382)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (1,854,073)       (3,510,770)       (13,702,235)        (5,895,510)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............        (7,605,475)      (14,113,513)       (27,516,297)        (4,533,402)
NET ASSETS:
   Beginning of year...............         73,607,780        87,721,293        250,150,012        254,683,414
                                     -----------------  ----------------  -----------------  -----------------
   End of year.....................  $      66,002,305  $     73,607,780  $     222,633,715  $     250,150,012
                                     =================  ================  =================  =================


                                       INVESCO V.I. AMERICAN FRANCHISE         INVESCO V.I. CORE EQUITY
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2015               2014              2015              2014
                                     ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          (211)  $           (724)  $          (728)  $        (1,321)
   Net realized gains (losses).....               151             46,339            37,852            14,144
   Change in unrealized gains
     (losses) on investments.......               555           (52,381)          (50,167)             2,433
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............               495            (6,766)          (13,043)            15,256
                                     ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                --                 --                --                --
   Net transfers (including
     fixed account)................                --          (131,317)             (187)          (16,139)
   Contract charges................                --                 --                --                --
   Transfers for contract benefits
     and terminations..............             (666)           (10,523)          (47,382)          (16,835)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......             (666)          (141,840)          (47,569)          (32,974)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............             (171)          (148,606)          (60,612)          (17,718)
NET ASSETS:
   Beginning of year...............            15,107            163,713           231,978           249,696
                                     ----------------  -----------------  ----------------  ----------------
   End of year.....................  $         14,936  $          15,107  $        171,366  $        231,978
                                     ================  =================  ================  ================


                                       INVESCO V.I. EQUITY AND INCOME
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                            2015              2014
                                     -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       6,137,924  $      1,367,554
   Net realized gains (losses).....         69,239,795        43,093,088
   Change in unrealized gains
     (losses) on investments.......      (101,201,542)         2,305,377
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (25,823,823)        46,766,019
                                     -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         23,895,518        31,728,304
   Net transfers (including
     fixed account)................        (2,573,368)        11,169,077
   Contract charges................        (6,909,703)       (6,221,284)
   Transfers for contract benefits
     and terminations..............       (50,488,085)      (51,553,513)
                                     -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (36,075,638)      (14,877,416)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets..............       (61,899,461)        31,888,603
NET ASSETS:
   Beginning of year...............        681,211,301       649,322,698
                                     -----------------  ----------------
   End of year.....................  $     619,311,840  $    681,211,301
                                     =================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014



                                       INVESCO V.I. GROWTH AND INCOME      INVESCO V.I. INTERNATIONAL GROWTH
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                            2015              2014              2015              2014
                                     -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $             107  $    (1,560,512)  $      (203,655)  $          93,550
   Net realized gains (losses).....              1,081       119,593,645         3,594,236          3,452,220
   Change in unrealized gains
     (losses) on investments.......            (1,491)     (115,750,581)      (13,655,170)        (6,631,350)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............              (303)         2,282,552      (10,264,589)        (3,085,580)
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                 --         5,543,775         5,828,134          8,698,690
   Net transfers (including
     fixed account)................                271     (365,872,848)         3,468,834          6,394,539
   Contract charges................              (386)       (1,114,771)       (3,276,594)        (3,065,550)
   Transfers for contract benefits
     and terminations..............                 --       (6,802,394)      (15,245,977)       (15,060,333)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......              (115)     (368,246,238)       (9,225,603)        (3,032,654)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............              (418)     (365,963,686)      (19,490,192)        (6,118,234)
NET ASSETS:
   Beginning of year...............              6,927       365,970,613       275,880,972        281,999,206
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $           6,509  $          6,927  $    256,390,780  $     275,880,972
                                     =================  ================  ================  =================

                                                                                  LMPVET CLEARBRIDGE
                                        IVY FUNDS VIP ASSET STRATEGY          VARIABLE AGGRESSIVE GROWTH
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2015             2014 (a)            2015              2014
                                     ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        (1,770)  $             (6)  $    (3,355,443)  $    (3,780,649)
   Net realized gains (losses).....            31,853                 --        41,012,225        32,726,634
   Change in unrealized gains
     (losses) on investments.......          (59,235)              (526)      (47,157,658)        22,284,631
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (29,152)              (532)       (9,500,876)        51,230,616
                                     ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           232,557             45,555        18,529,707        21,151,291
   Net transfers (including
     fixed account)................            74,337                 --         4,621,482      (10,983,120)
   Contract charges................               (1)                 --       (3,138,770)       (2,546,686)
   Transfers for contract benefits
     and terminations..............           (5,064)                 --      (26,081,942)      (23,148,368)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......           301,829             45,555       (6,069,523)      (15,526,883)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............           272,677             45,023      (15,570,399)        35,703,733
NET ASSETS:
   Beginning of year...............            45,023                 --       316,448,933       280,745,200
                                     ----------------  -----------------  ----------------  ----------------
   End of year.....................  $        317,700  $          45,023  $    300,878,534  $    316,448,933
                                     ================  =================  ================  ================

                                             LMPVET CLEARBRIDGE                   LMPVET CLEARBRIDGE
                                            VARIABLE APPRECIATION             VARIABLE DIVIDEND STRATEGY
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ------------------------------------
                                           2015               2014               2015              2014
                                     -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (889,265)  $      (882,810)  $         520,496  $       1,308,229
   Net realized gains (losses).....         21,134,497        23,665,197          3,696,314          4,299,834
   Change in unrealized gains
     (losses) on investments.......       (19,592,266)        14,760,295       (15,985,006)         16,931,806
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            652,966        37,542,682       (11,768,196)         22,539,869
                                     -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         16,816,788        20,094,287          8,055,708         10,710,030
   Net transfers (including
     fixed account)................       (10,726,406)       (5,501,606)            984,487        (2,238,829)
   Contract charges................        (4,654,271)       (4,105,122)        (2,144,487)        (1,903,736)
   Transfers for contract benefits
     and terminations..............       (28,285,511)      (26,797,021)       (14,278,679)       (14,703,505)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (26,849,400)      (16,309,462)        (7,382,971)        (8,136,040)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............       (26,196,434)        21,233,220       (19,151,167)         14,403,829
NET ASSETS:
   Beginning of year...............        426,519,441       405,286,221        205,573,482        191,169,653
                                     -----------------  ----------------  -----------------  -----------------
   End of year.....................  $     400,323,007  $    426,519,441  $     186,422,315  $     205,573,482
                                     =================  ================  =================  =================

                                             LMPVET CLEARBRIDGE
                                          VARIABLE LARGE CAP GROWTH
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                           2015              2014
                                     ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (57,633)  $        (62,068)
   Net realized gains (losses).....           767,463            919,739
   Change in unrealized gains
     (losses) on investments.......         (376,334)          (332,781)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           333,496            524,890
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            17,666              6,741
   Net transfers (including
     fixed account)................         (373,004)          (142,316)
   Contract charges................          (14,880)           (16,298)
   Transfers for contract benefits
     and terminations..............         (707,021)          (753,806)
                                     ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (1,077,239)          (905,679)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............         (743,743)          (380,789)
NET ASSETS:
   Beginning of year...............         4,631,601          5,012,390
                                     ----------------  -----------------
   End of year.....................  $      3,887,858  $       4,631,601
                                     ================  =================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                            LMPVET CLEARBRIDGE                  LMPVET CLEARBRIDGE
                                         VARIABLE LARGE CAP VALUE            VARIABLE SMALL CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (28,812)  $         16,424  $    (1,536,289)  $    (1,543,659)
   Net realized gains (losses)....           558,819           826,518         4,745,658        14,861,960
   Change in unrealized gains
     (losses) on investments......         (911,526)          (94,646)       (9,601,052)      (10,235,288)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (381,519)           748,296       (6,391,683)         3,083,013
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           281,091           238,085         5,532,165         5,976,685
   Net transfers (including
     fixed account)...............             7,723         1,446,278       (5,112,272)         1,425,057
   Contract charges...............          (84,738)          (72,588)       (1,292,699)       (1,145,114)
   Transfers for contract benefits
     and terminations.............       (1,048,413)         (508,848)       (7,082,395)       (5,895,860)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (844,337)         1,102,927       (7,955,201)           360,768
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (1,225,856)         1,851,223      (14,346,884)         3,443,781
NET ASSETS:
   Beginning of year..............         8,744,177         6,892,954       115,942,801       112,499,020
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      7,518,321  $      8,744,177  $    101,595,917  $    115,942,801
                                    ================  ================  ================  ================

                                               LMPVET PERMAL                   LMPVET QS LEGG MASON
                                          ALTERNATIVE SELECT VIT           VARIABLE CONSERVATIVE GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015            2014 (a)            2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          7,753  $            972  $        242,251  $        486,044
   Net realized gains (losses)....            80,328                --           942,532         1,019,129
   Change in unrealized gains
     (losses) on investments......         (765,231)               314       (2,209,185)          (36,134)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (677,150)             1,286       (1,024,402)         1,469,039
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         8,874,963           546,752         1,035,737         2,274,676
   Net transfers (including
     fixed account)...............         1,570,693            93,489         (446,803)       (1,127,378)
   Contract charges...............             (117)                --         (480,958)         (425,453)
   Transfers for contract benefits
     and terminations.............         (215,662)             (493)       (3,179,272)       (3,956,813)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        10,229,877           639,748       (3,071,296)       (3,234,968)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         9,552,727           641,034       (4,095,698)       (1,765,929)
NET ASSETS:
   Beginning of year..............           641,034                --        42,335,472        44,101,401
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     10,193,761  $        641,034  $     38,239,774  $     42,335,472
                                    ================  ================  ================  ================

                                                 LMPVET QS                     LMPVET QS LEGG MASON
                                        LEGG MASON VARIABLE GROWTH           VARIABLE MODERATE GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (32,392)  $        373,623  $        (2,671)  $          2,410
   Net realized gains (losses)....        11,860,631         5,434,643           148,483           134,694
   Change in unrealized gains
     (losses) on investments......      (14,921,753)       (2,807,313)         (187,401)          (62,721)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (3,093,514)         3,000,953          (41,589)            74,383
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,743,349         2,747,741               250               120
   Net transfers (including
     fixed account)...............         (333,878)       (1,896,512)             7,338          (34,510)
   Contract charges...............         (934,408)         (856,409)             (578)             (636)
   Transfers for contract benefits
     and terminations.............       (6,500,454)       (5,309,837)         (611,851)         (420,518)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (6,025,391)       (5,315,017)         (604,841)         (455,544)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (9,118,905)       (2,314,064)         (646,430)         (381,161)
NET ASSETS:
   Beginning of year..............        92,760,220        95,074,284         1,923,838         2,304,999
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     83,641,315  $     92,760,220  $      1,277,408  $      1,923,838
                                    ================  ================  ================  ================

                                           LMPVIT WESTERN ASSET
                                      VARIABLE GLOBAL HIGH YIELD BOND
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2015              2014
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      4,385,322  $      6,032,375
   Net realized gains (losses)....       (1,035,530)           113,974
   Change in unrealized gains
     (losses) on investments......      (10,052,056)       (8,718,909)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (6,702,264)       (2,572,560)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,032,189         3,068,117
   Net transfers (including
     fixed account)...............         1,146,826         6,130,634
   Contract charges...............         (935,203)         (923,174)
   Transfers for contract benefits
     and terminations.............       (9,541,753)       (9,801,780)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (7,297,941)       (1,526,203)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (14,000,205)       (4,098,763)
NET ASSETS:
   Beginning of year..............       100,641,688       104,740,451
                                    ----------------  ----------------
   End of year....................  $     86,641,483  $    100,641,688
                                    ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014



                                          MFS VIT INVESTORS TRUST               MFS VIT NEW DISCOVERY
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                          2015               2014              2015               2014
                                    ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $           (44)  $           (113)  $          (583)  $           (579)
   Net realized gains (losses)....             1,258              7,432             1,340              8,966
   Change in unrealized gains
     (losses) on investments......           (1,317)            (6,574)           (2,076)           (12,305)
                                    ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........             (103)                745           (1,319)            (3,918)
                                    ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                 --                --                 --
   Net transfers (including
     fixed account)...............                --                 --                --                 --
   Contract charges...............                --                 --                --                 --
   Transfers for contract benefits
     and terminations.............             (641)           (17,077)                --            (1,495)
                                    ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....             (641)           (17,077)                --            (1,495)
                                    ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............             (744)           (16,332)           (1,319)            (5,413)
NET ASSETS:
   Beginning of year..............             9,619             25,951            40,607             46,020
                                    ----------------  -----------------  ----------------  -----------------
   End of year....................  $          8,875  $           9,619  $         39,288  $          40,607
                                    ================  =================  ================  =================

                                                                                      MIST AB
                                             MFS VIT RESEARCH                GLOBAL DYNAMIC ALLOCATION
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2015              2014               2015              2014
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          (175)  $           (295)  $     62,557,398  $     17,462,736
   Net realized gains (losses)....             2,246             19,157       145,593,523        91,273,198
   Change in unrealized gains
     (losses) on investments......           (2,225)           (16,582)     (234,232,346)        81,273,478
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........             (154)              2,280      (26,081,425)       190,009,412
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                 --        88,836,606        55,989,983
   Net transfers (including
     fixed account)...............                --           (19,607)      (30,105,880)      (21,381,907)
   Contract charges...............                --                 --      (50,699,748)      (48,104,869)
   Transfers for contract benefits
     and terminations.............             (206)           (19,937)     (150,068,994)     (116,695,473)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....             (206)           (39,544)     (142,038,016)     (130,192,266)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............             (360)           (37,264)     (168,119,441)        59,817,146
NET ASSETS:
   Beginning of year..............            26,571             63,835     3,373,491,338     3,313,674,192
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $         26,211  $          26,571  $  3,205,371,897  $  3,373,491,338
                                    ================  =================  ================  ================

                                            MIST ALLIANZ GLOBAL                  MIST AMERICAN FUNDS
                                    INVESTORS DYNAMIC MULTI-ASSET PLUS           BALANCED ALLOCATION
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                           2015            2014 (b)             2015              2014
                                    -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         103,026  $          4,824  $     (4,482,300)  $    (9,274,974)
   Net realized gains (losses)....             80,869           171,321        215,019,789       378,474,453
   Change in unrealized gains
     (losses) on investments......        (2,070,984)            67,003      (279,267,105)     (221,142,935)
                                    -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        (1,887,089)           243,148       (68,729,616)       148,056,544
                                    -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         21,268,070        10,740,886         46,401,519        25,164,897
   Net transfers (including
     fixed account)...............         24,102,547         8,194,795       (16,326,577)        81,773,177
   Contract charges...............          (433,447)          (41,475)       (41,218,470)      (39,628,718)
   Transfers for contract benefits
     and terminations.............        (1,169,475)         (150,898)      (220,038,847)     (227,918,364)
                                    -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....         43,767,695        18,743,308      (231,182,375)     (160,609,008)
                                    -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............         41,880,606        18,986,456      (299,911,991)      (12,552,464)
NET ASSETS:
   Beginning of year..............         18,986,456                --      3,417,834,574     3,430,387,038
                                    -----------------  ----------------  -----------------  ----------------
   End of year....................  $      60,867,062  $     18,986,456  $   3,117,922,583  $  3,417,834,574
                                    =================  ================  =================  ================

                                            MIST AMERICAN FUNDS
                                             GROWTH ALLOCATION
                                                SUB-ACCOUNT
                                    -----------------------------------
                                          2015               2014
                                    -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     (4,545,361)  $    (9,929,733)
   Net realized gains (losses)....        138,651,523       311,427,666
   Change in unrealized gains
     (losses) on investments......      (173,607,348)     (216,740,668)
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........       (39,501,186)        84,757,265
                                    -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         15,507,428        16,363,073
   Net transfers (including
     fixed account)...............         39,796,000        52,035,269
   Contract charges...............       (21,662,684)      (19,090,909)
   Transfers for contract benefits
     and terminations.............      (105,961,009)     (110,126,406)
                                    -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (72,320,265)      (60,818,973)
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets.............      (111,821,451)        23,938,292
NET ASSETS:
   Beginning of year..............      1,852,260,667     1,828,322,375
                                    -----------------  ----------------
   End of year....................  $   1,740,439,216  $  1,852,260,667
                                    =================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                               MIST AMERICAN FUNDS
                                        MIST AMERICAN FUNDS GROWTH             MODERATE ALLOCATION
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (4,210,525)  $    (6,163,898)  $      (742,833)  $    (1,287,876)
   Net realized gains (losses)....        77,901,351        58,138,021        91,723,600       176,763,916
   Change in unrealized gains
     (losses) on investments......      (42,270,399)      (11,947,440)     (125,905,095)      (97,636,993)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        31,420,427        40,026,683      (34,924,328)        77,839,047
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        19,736,314        23,913,774        24,909,931        12,830,009
   Net transfers (including
     fixed account)...............      (12,600,811)           213,217      (20,846,417)         1,602,305
   Contract charges...............       (7,636,584)       (6,974,136)      (21,032,171)      (21,095,644)
   Transfers for contract benefits
     and terminations.............      (38,877,732)      (40,894,690)     (124,685,275)     (123,385,571)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (39,378,813)      (23,741,835)     (141,653,932)     (130,048,901)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (7,958,386)        16,284,848     (176,578,260)      (52,209,854)
NET ASSETS:
   Beginning of year..............       648,671,484       632,386,636     1,744,157,123     1,796,366,977
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    640,713,098  $    648,671,484  $  1,567,578,863  $  1,744,157,123
                                    ================  ================  ================  ================

                                                                                   MIST BLACKROCK
                                       MIST AQR GLOBAL RISK BALANCED         GLOBAL TACTICAL STRATEGIES
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2015               2014              2015              2014
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    115,377,395  $    (45,442,328)  $      7,123,089  $   (16,420,373)
   Net realized gains (losses)....       251,089,847         23,650,336       243,465,110       326,148,796
   Change in unrealized gains
     (losses) on investments......     (667,747,163)        108,694,006     (328,370,852)      (72,592,431)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........     (301,279,921)         86,902,014      (77,782,653)       237,135,992
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        28,201,013         29,606,314       134,048,740        84,068,820
   Net transfers (including
     fixed account)...............     (121,209,615)      (204,080,674)      (31,355,267)      (84,585,142)
   Contract charges...............      (43,556,032)       (46,773,091)      (81,264,355)      (78,223,830)
   Transfers for contract benefits
     and terminations.............     (131,915,961)      (112,828,345)     (239,100,989)     (192,637,569)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....     (268,480,595)      (334,075,796)     (217,671,871)     (271,377,721)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............     (569,760,516)      (247,173,782)     (295,454,524)      (34,241,729)
NET ASSETS:
   Beginning of year..............     3,001,302,195      3,248,475,977     5,423,637,032     5,457,878,761
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $  2,431,541,679  $   3,001,302,195  $  5,128,182,508  $  5,423,637,032
                                    ================  =================  ================  ================


                                         MIST BLACKROCK HIGH YIELD         MIST CLARION GLOBAL REAL ESTATE
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2015              2014              2015              2014
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      15,488,328  $     12,025,813  $      7,184,764  $    (1,485,527)
   Net realized gains (losses)....          (855,525)        12,716,800         2,505,984         1,432,009
   Change in unrealized gains
     (losses) on investments......       (27,072,455)      (19,968,507)      (18,548,113)        29,887,079
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........       (12,439,652)         4,774,106       (8,857,365)        29,833,561
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          5,471,471         6,303,734         6,581,398         4,948,277
   Net transfers (including
     fixed account)...............          (735,390)      (14,899,754)      (10,655,221)       137,827,843
   Contract charges...............        (2,632,432)       (2,737,425)       (3,206,471)       (2,672,557)
   Transfers for contract benefits
     and terminations.............       (16,959,483)      (20,374,580)      (25,491,389)      (22,432,403)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (14,855,834)      (31,708,025)      (32,771,683)       117,671,160
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (27,295,486)      (26,933,919)      (41,629,048)       147,504,721
NET ASSETS:
   Beginning of year..............        238,215,887       265,149,806       330,178,643       182,673,922
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $     210,920,401  $    238,215,887  $    288,549,595  $    330,178,643
                                    =================  ================  ================  ================

                                             MIST CLEARBRIDGE
                                             AGGRESSIVE GROWTH
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2015              2014
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (7,967,160)  $    (8,056,394)
   Net realized gains (losses)....        32,724,227        36,635,069
   Change in unrealized gains
     (losses) on investments......      (55,137,738)        56,948,433
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........      (30,380,671)        85,527,108
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         7,906,450         5,690,997
   Net transfers (including
     fixed account)...............            76,581        90,599,582
   Contract charges...............       (5,848,656)       (4,874,183)
   Transfers for contract benefits
     and terminations.............      (44,740,100)      (42,081,564)
                                    ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (42,605,725)        49,334,832
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets.............      (72,986,396)       134,861,940
NET ASSETS:
   Beginning of year..............       586,572,505       451,710,565
                                    ----------------  ----------------
   End of year....................  $    513,586,109  $    586,572,505
                                    ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                  MIST                                MIST
                                       GOLDMAN SACHS MID CAP VALUE        HARRIS OAKMARK INTERNATIONAL
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2015             2014              2015              2014
                                    ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,537,088)  $   (1,829,907)  $      9,400,785  $      5,671,683
   Net realized gains (losses)....        41,886,183       34,906,259        65,880,374        74,815,977
   Change in unrealized gains
     (losses) on investments......      (57,110,020)     (14,180,162)     (112,473,465)     (131,491,626)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (16,760,925)       18,896,190      (37,192,306)      (51,003,966)
                                    ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,725,815        1,617,745        10,330,585        13,222,191
   Net transfers (including
     fixed account)...............       (6,624,559)        6,895,267        16,006,472        67,256,961
   Contract charges...............       (1,388,967)      (1,396,608)       (6,520,686)       (6,242,202)
   Transfers for contract benefits
     and terminations.............      (16,267,720)     (17,538,311)      (50,590,499)      (53,706,976)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (22,555,431)     (10,421,907)      (30,774,128)        20,529,974
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (39,316,356)        8,474,283      (67,966,434)      (30,473,992)
NET ASSETS:
   Beginning of year..............       178,512,669      170,038,386       663,509,252       693,983,244
                                    ----------------  ---------------  ----------------  ----------------
   End of year....................  $    139,196,313  $   178,512,669  $    595,542,818  $    663,509,252
                                    ================  ===============  ================  ================

                                                  MIST
                                    INVESCO BALANCED-RISK ALLOCATION          MIST INVESCO COMSTOCK
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2015              2014             2015              2014
                                    ----------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     11,979,804  $   (11,534,041)  $    11,114,213  $    (5,948,017)
   Net realized gains (losses)....        56,997,141        40,501,882       41,574,493        19,778,596
   Change in unrealized gains
     (losses) on investments......     (115,525,978)         4,357,344    (109,029,930)        42,690,949
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (46,549,033)        33,325,185     (56,341,224)        56,521,528
                                    ----------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        56,430,784        46,938,907       17,077,620        18,779,139
   Net transfers (including
     fixed account)...............      (17,727,649)      (45,599,752)      (9,876,271)       351,468,472
   Contract charges...............      (12,556,466)      (11,948,746)      (8,381,443)       (6,851,970)
   Transfers for contract benefits
     and terminations.............      (34,902,367)      (33,501,846)     (56,194,121)      (50,479,016)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (8,755,698)      (44,111,437)     (57,374,215)       312,916,625
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets..............      (55,304,731)      (10,786,252)    (113,715,439)       369,438,153
NET ASSETS:
   Beginning of year..............       832,374,445       843,160,697      813,000,076       443,561,923
                                    ----------------  ----------------  ---------------  ----------------
   End of year....................  $    777,069,714  $    832,374,445  $   699,284,637  $    813,000,076
                                    ================  ================  ===============  ================


                                       MIST INVESCO MID CAP VALUE         MIST INVESCO SMALL CAP GROWTH
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,735,590)  $    (2,692,440)  $    (4,819,029)  $   (4,813,204)
   Net realized gains (losses)....        15,336,973        32,283,294        83,195,090       47,750,149
   Change in unrealized gains
     (losses) on investments......      (40,654,275)       (9,866,841)      (87,413,658)     (24,251,382)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (28,052,892)        19,724,013       (9,037,597)       18,685,563
                                    ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         8,288,062         5,541,819         6,534,317        6,584,864
   Net transfers (including
     fixed account)...............        24,500,627        91,176,014        14,266,774      (5,472,948)
   Contract charges...............       (3,034,527)       (2,498,611)       (2,932,490)      (2,652,796)
   Transfers for contract benefits
     and terminations.............      (15,827,029)      (13,576,001)      (25,585,352)     (27,691,755)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        13,927,133        80,643,221       (7,716,751)     (29,232,635)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............      (14,125,759)       100,367,234      (16,754,348)     (10,547,072)
NET ASSETS:
   Beginning of year..............       258,407,609       158,040,375       308,642,273      319,189,345
                                    ----------------  ----------------  ----------------  ---------------
   End of year....................  $    244,281,850  $    258,407,609  $    291,887,925  $   308,642,273
                                    ================  ================  ================  ===============


                                          MIST JPMORGAN CORE BOND
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2015              2014
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      2,801,534  $      (418,668)
   Net realized gains (losses)....         (395,625)         1,294,863
   Change in unrealized gains
     (losses) on investments......       (6,145,255)        10,102,500
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (3,739,346)        10,978,695
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         3,649,306         2,044,373
   Net transfers (including
     fixed account)...............        13,754,017        58,496,687
   Contract charges...............       (4,484,730)       (3,817,976)
   Transfers for contract benefits
     and terminations.............      (23,734,420)      (24,333,751)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (10,815,827)        32,389,333
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (14,555,173)        43,368,028
NET ASSETS:
   Beginning of year..............       355,237,960       311,869,932
                                    ----------------  ----------------
   End of year....................  $    340,682,787  $    355,237,960
                                    ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014



                                                   MIST
                                     JPMORGAN GLOBAL ACTIVE ALLOCATION      MIST JPMORGAN SMALL CAP VALUE
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2015              2014               2015              2014
                                    ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     12,497,303  $    (2,333,867)   $       (98,903)  $      (184,083)
   Net realized gains (losses)....        45,696,444        27,540,298          2,956,831         4,065,482
   Change in unrealized gains
     (losses) on investments......      (65,128,206)        19,805,708        (5,123,070)       (3,083,282)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (6,934,459)        45,012,139        (2,265,142)           798,117
                                    ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        77,822,224        61,831,643            621,500           375,799
   Net transfers (including
     fixed account)...............        76,566,196        91,593,515        (1,438,278)         1,061,177
   Contract charges...............      (13,964,421)      (12,087,064)          (305,249)         (294,244)
   Transfers for contract benefits
     and terminations.............      (38,679,798)      (27,224,492)        (1,411,453)       (1,874,915)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       101,744,201       114,113,602        (2,533,480)         (732,183)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............        94,809,742       159,125,741        (4,798,622)            65,934
NET ASSETS:
   Beginning of year..............       905,975,458       746,849,717         27,932,500        27,866,566
                                    ----------------  ----------------   ----------------  ----------------
   End of year....................  $  1,000,785,200  $    905,975,458   $     23,133,878  $     27,932,500
                                    ================  ================   ================  ================

                                                                                                                  MIST
                                                                                                               MET/ARTISAN
                                    MIST LOOMIS SAYLES GLOBAL MARKETS    MIST LORD ABBETT BOND DEBENTURE      INTERNATIONAL
                                               SUB-ACCOUNT                         SUB-ACCOUNT                 SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------  ----------------
                                          2015              2014              2015              2014            2015 (c)
                                    ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         56,919  $        903,964  $      9,008,352  $     10,384,873  $          (369)
   Net realized gains (losses)....         5,682,307         5,851,208         8,890,572        10,876,570             (764)
   Change in unrealized gains
     (losses) on investments......       (5,830,670)       (3,452,819)      (25,591,546)      (13,286,737)           (3,854)
                                    ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          (91,444)         3,302,353       (7,692,622)         7,974,706           (4,987)
                                    ----------------  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,604,265         1,804,342         2,728,831         2,605,721           113,826
   Net transfers (including
     fixed account)...............       (3,286,915)         6,834,599       (5,929,415)       (8,200,868)            20,716
   Contract charges...............       (1,847,018)       (1,718,440)       (1,456,546)       (1,568,374)                --
   Transfers for contract benefits
     and terminations.............      (12,330,707)      (13,467,605)      (22,544,749)      (25,529,114)           (8,396)
                                    ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (15,860,375)       (6,547,104)      (27,201,879)      (32,692,635)           126,146
                                    ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (15,951,819)       (3,244,751)      (34,894,501)      (24,717,929)           121,159
NET ASSETS:
   Beginning of year..............       177,351,030       180,595,781       234,576,558       259,294,487                --
                                    ----------------  ----------------  ----------------  ----------------  ----------------
   End of year....................  $    161,399,211  $    177,351,030  $    199,682,057  $    234,576,558  $        121,159
                                    ================  ================  ================  ================  ================


                                                                                  MIST MET/FRANKLIN
                                    MIST MET/EATON VANCE FLOATING RATE        LOW DURATION TOTAL RETURN
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2015              2014              2015              2014
                                     ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $      1,437,029  $      1,659,223  $      2,577,678  $      1,030,348
   Net realized gains (losses)....          (376,676)           211,258         (701,699)         (132,806)
   Change in unrealized gains
     (losses) on investments......        (2,605,647)       (2,518,686)       (5,428,085)       (1,819,015)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        (1,545,294)         (648,205)       (3,552,106)         (921,473)
                                     ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          1,581,532         1,192,071         5,599,233         2,090,130
   Net transfers (including
     fixed account)...............        (1,657,616)       (1,922,295)             4,590        46,451,435
   Contract charges...............          (665,463)         (776,640)       (2,052,441)       (2,104,842)
   Transfers for contract benefits
     and terminations.............        (7,593,451)       (7,051,558)      (15,141,099)      (12,697,479)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        (8,334,998)       (8,558,422)      (11,589,717)        33,739,244
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        (9,880,292)       (9,206,627)      (15,141,823)        32,817,771
NET ASSETS:
   Beginning of year..............         73,909,210        83,115,837       173,124,917       140,307,146
                                     ----------------  ----------------  ----------------  ----------------
   End of year....................   $     64,028,918  $     73,909,210  $    157,983,094  $    173,124,917
                                     ================  ================  ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                   MIST
                                     MET/TEMPLETON INTERNATIONAL BOND    MIST METLIFE ASSET ALLOCATION 100
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2015              2014              2015              2014
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      3,038,946  $       1,574,302  $    (2,016,259)  $    (5,850,777)
   Net realized gains (losses)....         (460,924)          (178,047)        61,106,802        16,294,442
   Change in unrealized gains
     (losses) on investments......       (5,136,661)        (1,505,639)      (79,692,789)        11,631,228
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (2,558,639)          (109,384)      (20,602,246)        22,074,893
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,008,123            226,823         5,354,211         6,121,321
   Net transfers (including
     fixed account)...............            43,895        (1,575,024)       (6,689,447)         4,111,278
   Contract charges...............         (616,606)          (654,339)       (5,117,777)       (4,988,560)
   Transfers for contract benefits
     and terminations.............       (2,711,377)        (2,990,340)      (38,701,487)      (45,715,642)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (2,275,965)        (4,992,880)      (45,154,500)      (40,471,603)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (4,834,604)        (5,102,264)      (65,756,746)      (18,396,710)
NET ASSETS:
   Beginning of year..............        47,183,875         52,286,139       641,574,794       659,971,504
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $     42,349,271  $      47,183,875  $    575,818,048  $    641,574,794
                                    ================  =================  ================  ================

                                                                                       MIST
                                        MIST METLIFE BALANCED PLUS       METLIFE MULTI-INDEX TARGETED RISK
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     49,287,588  $     23,588,127  $    (1,034,215)  $    (4,724,040)
   Net realized gains (losses)....       446,515,766       552,071,894        14,297,878         1,441,000
   Change in unrealized gains
     (losses) on investments......     (884,673,039)      (36,064,867)      (32,052,767)        28,321,809
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............     (388,869,685)       539,595,154      (18,789,104)        25,038,769
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........       208,140,346       180,291,226       110,393,305        39,107,524
   Net transfers (including
     fixed account)...............       (4,605,195)       440,513,036       151,542,191       164,988,787
   Contract charges...............     (103,967,586)      (95,398,763)       (7,735,258)       (4,851,352)
   Transfers for contract benefits
     and terminations.............     (315,728,010)     (251,273,497)      (23,093,748)      (12,726,825)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (216,160,445)       274,132,002       231,106,490       186,518,134
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............     (605,030,130)       813,727,156       212,317,386       211,556,903
NET ASSETS:
   Beginning of year..............     7,268,454,132     6,454,726,976       421,513,955       209,957,052
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $  6,663,424,002  $  7,268,454,132  $    633,831,341  $    421,513,955
                                    ================  ================  ================  ================


                                       MIST METLIFE SMALL CAP VALUE     MIST MFS EMERGING MARKETS EQUITY
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                           2015             2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (4,039,297)  $    (4,819,875)  $      1,070,164  $    (3,159,826)
   Net realized gains (losses)....       102,531,369        28,733,355       (1,548,189)         2,820,880
   Change in unrealized gains
     (losses) on investments......     (116,797,548)      (23,969,258)      (63,266,929)      (35,285,750)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (18,305,476)          (55,778)      (63,744,954)      (35,624,696)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,334,115         2,163,105         5,760,880         7,559,248
   Net transfers (including
     fixed account)...............      (10,754,879)       (7,179,469)        27,512,370        29,309,475
   Contract charges...............       (2,014,570)       (2,208,499)       (4,761,010)       (4,822,730)
   Transfers for contract benefits
     and terminations.............      (24,985,104)      (32,407,421)      (25,219,474)      (26,878,803)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (36,420,438)      (39,632,284)         3,292,766         5,167,190
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (54,725,914)      (39,688,062)      (60,452,188)      (30,457,506)
NET ASSETS:
   Beginning of year..............       291,013,900       330,701,962       425,619,386       456,076,892
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    236,287,986  $    291,013,900  $    365,167,198  $    425,619,386
                                    ================  ================  ================  ================


                                      MIST MFS RESEARCH INTERNATIONAL
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2015              2014
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      3,284,984  $      2,090,191
   Net realized gains (losses)....           894,053         1,753,034
   Change in unrealized gains
     (losses) on investments......      (12,677,983)      (30,446,779)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (8,498,946)      (26,603,554)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         4,293,533         4,632,660
   Net transfers (including
     fixed account)...............        12,947,453         6,352,582
   Contract charges...............       (2,475,924)       (2,468,848)
   Transfers for contract benefits
     and terminations.............      (22,193,367)      (25,488,292)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (7,428,305)      (16,971,898)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (15,927,251)      (43,575,452)
NET ASSETS:
   Beginning of year..............       287,913,009       331,488,461
                                    ----------------  ----------------
   End of year....................  $    271,985,758  $    287,913,009
                                    ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                   MIST
                                       MORGAN STANLEY MID CAP GROWTH      MIST OPPENHEIMER GLOBAL EQUITY
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (3,327,105)  $    (3,409,470)  $      (305,773)  $      (389,294)
   Net realized gains (losses)....         4,570,410         5,684,794         3,512,456         3,495,793
   Change in unrealized gains
     (losses) on investments......      (15,910,469)       (2,736,107)       (1,038,937)       (2,567,600)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (14,667,164)         (460,783)         2,167,746           538,899
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         8,883,221        11,815,143         1,219,267           399,861
   Net transfers (including
     fixed account)...............         1,774,364           261,603       (2,158,048)           480,602
   Contract charges...............       (2,819,561)       (2,627,209)         (574,746)         (525,821)
   Transfers for contract benefits
     and terminations.............      (13,239,136)      (13,039,300)       (7,738,730)       (6,941,115)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (5,401,112)       (3,589,763)       (9,252,257)       (6,586,473)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (20,068,276)       (4,050,546)       (7,084,511)       (6,047,574)
NET ASSETS:
   Beginning of year..............       240,528,688       244,579,234        72,350,999        78,398,573
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    220,460,412  $    240,528,688  $     65,266,488  $     72,350,999
                                    ================  ================  ================  ================

                                                  MIST                             MIST PIMCO
                                    PANAGORA GLOBAL DIVERSIFIED RISK        INFLATION PROTECTED BOND
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015            2014 (b)            2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (132,986)  $       (23,522)  $     23,465,868  $      (314,897)
   Net realized gains (losses)....            59,506           207,621      (12,024,645)      (10,840,115)
   Change in unrealized gains
     (losses) on investments......       (1,391,238)         (153,203)      (43,226,004)        22,930,848
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (1,464,718)            30,896      (31,784,781)        11,775,836
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         7,308,625         2,980,950         4,037,726         5,645,359
   Net transfers (including
     fixed account)...............         5,964,473         7,342,567       (8,720,486)      (42,539,161)
   Contract charges...............         (168,361)          (46,489)       (8,087,358)       (8,436,136)
   Transfers for contract benefits
     and terminations.............         (677,893)         (146,280)      (53,138,748)      (55,305,583)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        12,426,844        10,130,748      (65,908,866)     (100,635,521)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        10,962,126        10,161,644      (97,693,647)      (88,859,685)
NET ASSETS:
   Beginning of year..............        10,161,644                --       732,596,404       821,456,089
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     21,123,770  $     10,161,644  $    634,902,757  $    732,596,404
                                    ================  ================  ================  ================


                                         MIST PIMCO TOTAL RETURN                MIST PIONEER FUND
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     62,753,001  $     14,856,202  $      (441,445)  $        817,446
   Net realized gains (losses)....        12,734,375       (1,792,640)        29,058,598        87,911,473
   Change in unrealized gains
     (losses) on investments......      (99,708,652)        36,415,773      (32,626,475)      (61,223,094)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (24,221,276)        49,479,335       (4,009,322)        27,505,825
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        11,483,909        14,074,315         7,451,805         9,637,842
   Net transfers (including
     fixed account)...............      (60,045,845)      (98,518,340)       (2,716,319)       (8,227,980)
   Contract charges...............      (19,181,926)      (20,347,053)       (3,597,475)       (3,315,269)
   Transfers for contract benefits
     and terminations.............     (133,249,327)     (151,437,179)      (17,307,943)      (17,438,624)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (200,993,189)     (256,228,257)      (16,169,932)      (19,344,031)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............     (225,214,465)     (206,748,922)      (20,179,254)         8,161,794
NET ASSETS:
   Beginning of year..............     1,787,038,026     1,993,786,948       305,917,464       297,755,670
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $  1,561,823,561  $  1,787,038,026  $    285,738,210  $    305,917,464
                                    ================  ================  ================  ================


                                      MIST PIONEER STRATEGIC INCOME
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2015              2014
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     35,309,303  $     34,258,738
   Net realized gains (losses)....         8,440,945        12,258,413
   Change in unrealized gains
     (losses) on investments......      (68,623,094)      (17,661,136)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (24,872,846)        28,856,015
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        22,577,241        28,345,716
   Net transfers (including
     fixed account)...............        19,421,199        42,682,881
   Contract charges...............      (10,467,757)       (9,619,195)
   Transfers for contract benefits
     and terminations.............      (65,618,675)      (65,741,442)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (34,087,992)       (4,332,040)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (58,960,838)        24,523,975
NET ASSETS:
   Beginning of year..............       943,852,832       919,328,857
                                    ----------------  ----------------
   End of year....................  $    884,891,994  $    943,852,832
                                    ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014



                                      MIST PYRAMIS GOVERNMENT INCOME        MIST PYRAMIS MANAGED RISK
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2015              2014              2015             2014
                                    ----------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      5,912,789  $      8,253,807  $   (2,007,729)  $    (1,731,736)
   Net realized gains (losses)....         (146,659)       (2,556,572)        8,573,592           515,242
   Change in unrealized gains
     (losses) on investments......      (11,685,773)        34,979,601     (18,736,202)         9,325,602
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (5,919,643)        40,676,836     (12,170,339)         8,109,108
                                    ----------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        10,291,987         3,770,560       41,633,612        21,094,105
   Net transfers (including
     fixed account)...............        21,792,687      (28,818,734)      178,575,410        61,855,680
   Contract charges...............      (11,384,051)      (10,709,776)      (3,482,370)       (1,600,359)
   Transfers for contract benefits
     and terminations.............      (44,187,565)      (40,212,165)     (16,426,832)       (4,362,374)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (23,486,942)      (75,970,115)      200,299,820        76,987,052
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets..............      (29,406,585)      (35,293,279)      188,129,481        85,096,160
NET ASSETS:
   Beginning of year..............       680,446,278       715,739,557      163,513,389        78,417,229
                                    ----------------  ----------------  ---------------  ----------------
   End of year....................  $    651,039,693  $    680,446,278  $   351,642,870  $    163,513,389
                                    ================  ================  ===============  ================


                                    MIST SCHRODERS GLOBAL MULTI-ASSET     MIST SSGA GROWTH AND INCOME ETF
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ---------------    ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,230,760)  $     (428,408)    $    11,496,565  $     11,253,551
   Net realized gains (losses)....        17,165,832       18,517,553         96,130,725       113,377,455
   Change in unrealized gains
     (losses) on investments......      (29,873,677)       10,370,401      (155,135,668)      (60,416,484)
                                    ----------------  ---------------    ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (14,938,605)       28,459,546       (47,508,378)        64,214,522
                                    ----------------  ---------------    ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        35,201,400       19,796,572         21,766,022        10,439,074
   Net transfers (including
     fixed account)...............        81,935,629       32,175,596       (22,073,877)      (25,023,322)
   Contract charges...............       (8,094,448)      (6,709,852)       (18,156,689)      (18,124,397)
   Transfers for contract benefits
     and terminations.............      (24,612,353)     (15,546,572)       (97,925,260)      (95,978,922)
                                    ----------------  ---------------    ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        84,430,228       29,715,744      (116,389,804)     (128,687,567)
                                    ----------------  ---------------    ---------------  ----------------
     Net increase (decrease)
       in net assets..............        69,491,623       58,175,290      (163,898,182)      (64,473,045)
NET ASSETS:
   Beginning of year..............       493,380,979      435,205,689      1,513,705,632     1,578,178,677
                                    ----------------  ---------------    ---------------  ----------------
   End of year....................  $    562,872,602  $   493,380,979    $ 1,349,807,450  $  1,513,705,632
                                    ================  ===============    ===============  ================


                                          MIST SSGA GROWTH ETF         MIST T. ROWE PRICE LARGE CAP VALUE
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  -----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ---------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      2,269,909  $     1,691,616   $        527,754  $    (2,592,578)
   Net realized gains (losses)....        33,558,305       41,161,005         29,555,568        22,160,919
   Change in unrealized gains
     (losses) on investments......      (54,174,177)     (24,023,767)       (69,547,913)        67,563,377
                                    ----------------  ---------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (18,345,963)       18,828,854       (39,464,591)        87,131,718
                                    ----------------  ---------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         7,054,310        6,532,143         10,615,106        12,253,858
   Net transfers (including
     fixed account)...............         9,763,304      (3,398,510)       (11,574,647)       159,566,655
   Contract charges...............       (5,722,795)      (5,200,778)        (4,674,135)       (4,113,653)
   Transfers for contract benefits
     and terminations.............      (27,279,503)     (24,564,862)       (77,867,417)      (73,966,475)
                                    ----------------  ---------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (16,184,684)     (26,632,007)       (83,501,093)        93,740,385
                                    ----------------  ---------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (34,530,647)      (7,803,153)      (122,965,684)       180,872,103
NET ASSETS:
   Beginning of year..............       501,804,705      509,607,858        838,816,422       657,944,319
                                    ----------------  ---------------   ----------------  ----------------
   End of year....................  $    467,274,058  $   501,804,705   $    715,850,738  $    838,816,422
                                    ================  ===============   ================  ================

                                                  MIST
                                      T. ROWE PRICE MID CAP GROWTH
                                               SUB-ACCOUNT
                                    ---------------------------------
                                          2015             2014
                                    ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $   (8,239,927)  $    (8,684,292)
   Net realized gains (losses)....      108,417,654        83,347,675
   Change in unrealized gains
     (losses) on investments......     (73,202,424)      (17,691,662)
                                    ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       26,975,303        56,971,721
                                    ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        3,040,163         3,338,843
   Net transfers (including
     fixed account)...............     (34,784,143)      (37,998,561)
   Contract charges...............      (5,053,956)       (4,959,686)
   Transfers for contract benefits
     and terminations.............     (42,109,408)      (48,648,856)
                                    ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (78,907,344)      (88,268,260)
                                    ---------------  ----------------
     Net increase (decrease)
       in net assets..............     (51,932,041)      (31,296,539)
NET ASSETS:
   Beginning of year..............      537,586,208       568,882,747
                                    ---------------  ----------------
   End of year....................  $   485,654,167  $    537,586,208
                                    ===============  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                      MIST TCW CORE                                                       MSF
                                      FIXED INCOME        MIST WMC LARGE CAP RESEARCH     BAILLIE GIFFORD INTERNATIONAL STOCK
                                       SUB-ACCOUNT                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------  ----------------------------------  ------------------------------------
                                        2015 (d)            2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          (228)  $      (152,730)  $      (152,311)  $      (271,859)  $      (823,308)
   Net realized gains (losses)....               (4)         2,189,696           962,687         3,508,939         2,816,068
   Change in unrealized gains
     (losses) on investments......             (184)       (1,564,663)         1,050,584      (10,663,827)      (15,452,332)
                                    ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............             (416)           472,303         1,860,960       (7,426,747)      (13,459,572)
                                    ----------------  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            59,306           369,764           307,777         1,385,690         1,436,654
   Net transfers (including
     fixed account)...............            15,279         (990,704)         (607,575)      (10,590,297)           324,776
   Contract charges...............                --         (209,942)         (197,017)       (3,102,764)       (3,197,760)
   Transfers for contract benefits
     and terminations.............           (1,000)       (1,284,833)         (973,400)      (16,356,797)      (19,054,714)
                                    ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......            73,585       (2,115,715)       (1,470,215)      (28,664,168)      (20,491,044)
                                    ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............            73,169       (1,643,412)           390,745      (36,090,915)      (33,950,616)
NET ASSETS:
   Beginning of year..............                --        17,260,395        16,869,650       269,502,431       303,453,047
                                    ----------------  ----------------  ----------------  ----------------  ----------------
   End of year....................  $         73,169  $     15,616,983  $     17,260,395  $    233,411,516  $    269,502,431
                                    ================  ================  ================  ================  ================


                                     MSF BARCLAYS AGGREGATE BOND INDEX        MSF BLACKROCK BOND INCOME
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2015              2014               2015              2014
                                    ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      2,774,012  $      2,129,181   $      1,289,428  $        952,581
   Net realized gains (losses)....         (126,236)         (108,055)            833,937            40,190
   Change in unrealized gains
     (losses) on investments......       (6,456,221)         4,954,438        (2,926,902)         2,001,494
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (3,808,445)         6,975,564          (803,537)         2,994,265
                                    ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        21,367,597         9,707,112          4,381,285         2,147,683
   Net transfers (including
     fixed account)...............        35,972,097        51,418,453          8,341,934         6,751,669
   Contract charges...............       (2,855,104)       (2,153,905)          (712,128)         (621,824)
   Transfers for contract benefits
     and terminations.............      (19,044,499)      (15,043,074)        (5,777,255)       (4,908,655)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        35,440,091        43,928,586          6,233,836         3,368,873
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............        31,631,646        50,904,150          5,430,299         6,363,138
NET ASSETS:
   Beginning of year..............       213,475,999       162,571,849         63,615,045        57,251,907
                                    ----------------  ----------------   ----------------  ----------------
   End of year....................  $    245,107,645  $    213,475,999   $     69,045,344  $     63,615,045
                                    ================  ================   ================  ================

                                                    MSF
                                      BLACKROCK CAPITAL APPRECIATION       MSF BLACKROCK LARGE CAP VALUE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (237,170)  $      (221,645)  $         21,337  $        (2,636)
   Net realized gains (losses)....         3,380,193         1,124,532           294,376           921,265
   Change in unrealized gains
     (losses) on investments......       (2,490,455)            32,868         (639,612)         (583,420)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           652,568           935,755         (323,899)           335,209
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           702,398           465,737           590,441           187,882
   Net transfers (including
     fixed account)...............           113,015         (848,033)           157,108           257,815
   Contract charges...............         (124,569)         (110,785)             (156)             (155)
   Transfers for contract benefits
     and terminations.............       (1,728,698)       (1,028,588)         (476,050)         (372,113)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (1,037,854)       (1,521,669)           271,343            73,429
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (385,286)         (585,914)          (52,556)           408,638
NET ASSETS:
   Beginning of year..............        14,686,428        15,272,342         4,201,564         3,792,926
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     14,301,142  $     14,686,428  $      4,149,008  $      4,201,564
                                    ================  ================  ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014



                                       MSF BLACKROCK MONEY MARKET         MSF FRONTIER MID CAP GROWTH
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2015             2014              2015              2014
                                    ---------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $   (6,027,107)  $    (6,766,906)  $    (1,351,696)  $    (1,322,869)
   Net realized gains (losses)....               --                --        14,193,562         9,730,209
   Change in unrealized gains
     (losses) on investments......               --                --      (11,177,142)       (1,239,505)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (6,027,107)       (6,766,906)         1,664,724         7,167,835
                                    ---------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........       38,032,970        16,019,042           560,464           593,698
   Net transfers (including
     fixed account)...............       72,942,198        38,236,997         (742,070)       (3,064,927)
   Contract charges...............      (4,210,469)       (4,868,193)         (814,235)         (703,442)
   Transfers for contract benefits
     and terminations.............     (98,033,180)     (108,077,463)       (8,311,622)       (6,346,789)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        8,731,519      (58,689,617)       (9,307,463)       (9,521,460)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        2,704,412      (65,456,523)       (7,642,739)       (2,353,625)
NET ASSETS:
   Beginning of year..............      395,886,367       461,342,890        81,297,538        83,651,163
                                    ---------------  ----------------  ----------------  ----------------
   End of year....................  $   398,590,779  $    395,886,367  $     73,654,799  $     81,297,538
                                    ===============  ================  ================  ================


                                           MSF JENNISON GROWTH         MSF LOOMIS SAYLES SMALL CAP CORE
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2015             2014              2015              2014
                                    ---------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $   (8,255,608)  $    (8,604,142)  $      (234,690)  $      (241,088)
   Net realized gains (losses)....      100,462,145        57,107,511         1,994,940         2,320,935
   Change in unrealized gains
     (losses) on investments......     (47,555,352)      (11,083,979)       (2,197,811)       (1,853,055)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       44,651,185        37,419,390         (437,561)           226,792
                                    ---------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        3,569,781         2,880,660           422,787           156,508
   Net transfers (including
     fixed account)...............     (26,498,929)      (44,484,377)          (62,478)         (366,480)
   Contract charges...............      (4,176,518)       (4,133,996)         (186,706)         (175,842)
   Transfers for contract benefits
     and terminations.............     (45,499,489)      (48,285,573)         (691,869)         (745,280)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (72,605,155)      (94,023,286)         (518,266)       (1,131,094)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............     (27,953,970)      (56,603,896)         (955,827)         (904,302)
NET ASSETS:
   Beginning of year..............      529,020,323       585,624,219        13,706,471        14,610,773
                                    ---------------  ----------------  ----------------  ----------------
   End of year....................  $   501,066,353  $    529,020,323  $     12,750,644  $     13,706,471
                                    ===============  ================  ================  ================

                                                   MSF
                                     LOOMIS SAYLES SMALL CAP GROWTH      MSF MET/ARTISAN MID CAP VALUE
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                         2015              2014              2015              2014
                                    ---------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (3,584)  $        (2,894)  $    (1,466,298)  $    (2,770,312)
   Net realized gains (losses)....           47,572            33,035        32,839,034         9,182,228
   Change in unrealized gains
     (losses) on investments......         (43,867)          (27,964)      (55,970,793)       (6,138,938)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............              121             2,177      (24,598,057)           272,978
                                    ---------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           17,612            34,767         1,435,147         2,279,317
   Net transfers (including
     fixed account)...............           23,125            33,954       (3,489,375)      (15,880,836)
   Contract charges...............          (1,118)             (817)       (1,479,616)       (1,707,607)
   Transfers for contract benefits
     and terminations.............          (4,466)           (3,450)      (21,273,771)      (26,349,339)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           35,153            64,454      (24,807,615)      (41,658,465)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           35,274            66,631      (49,405,672)      (41,385,487)
NET ASSETS:
   Beginning of year..............          293,433           226,802       244,385,523       285,771,010
                                    ---------------  ----------------  ----------------  ----------------
   End of year....................  $       328,707  $        293,433  $    194,979,851  $    244,385,523
                                    ===============  ================  ================  ================

                                           MSF MET/DIMENSIONAL
                                       INTERNATIONAL SMALL COMPANY
                                               SUB-ACCOUNT
                                    ---------------------------------
                                         2015              2014
                                    ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        48,982  $        265,996
   Net realized gains (losses)....        9,734,312         4,114,623
   Change in unrealized gains
     (losses) on investments......      (7,397,341)       (9,176,434)
                                    ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        2,385,953       (4,795,815)
                                    ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          899,458           815,496
   Net transfers (including
     fixed account)...............        6,674,328           191,200
   Contract charges...............        (620,871)         (593,152)
   Transfers for contract benefits
     and terminations.............      (4,404,157)       (3,606,060)
                                    ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        2,548,758       (3,192,516)
                                    ---------------  ----------------
     Net increase (decrease)
       in net assets..............        4,934,711       (7,988,331)
NET ASSETS:
   Beginning of year..............       58,174,088        66,162,419
                                    ---------------  ----------------
   End of year....................  $    63,108,799  $     58,174,088
                                    ===============  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                       MSF METLIFE ASSET ALLOCATION 20      MSF METLIFE ASSET ALLOCATION 40
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2015               2014              2015               2014
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        193,571  $        (93,420)  $   (60,476,835)  $    (56,436,952)
   Net realized gains (losses).....         1,389,983            589,830       270,937,811         14,979,444
   Change in unrealized gains
     (losses) on investments.......       (2,880,050)           (85,239)     (322,220,355)        181,094,658
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (1,296,496)            411,171     (111,759,379)        139,637,150
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         2,053,677            365,589        24,369,785         12,615,751
   Net transfers (including
     fixed account)................        27,590,957         35,836,944     (213,524,358)      5,139,621,026
   Contract charges................         (543,349)          (223,118)      (49,617,104)       (34,412,284)
   Transfers for contract benefits
     and terminations..............       (3,923,720)        (2,200,451)     (392,793,086)      (273,737,211)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        25,177,565         33,778,964     (631,564,763)      4,844,087,282
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............        23,881,069         34,190,135     (743,324,142)      4,983,724,432
NET ASSETS:
   Beginning of year...............        41,687,543          7,497,408     4,991,456,808          7,732,376
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $     65,568,612  $      41,687,543  $  4,248,132,666  $   4,991,456,808
                                     ================  =================  ================  =================

                                       MSF METLIFE ASSET ALLOCATION 60      MSF METLIFE ASSET ALLOCATION 80
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2015              2014               2015              2014
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $   (74,908,862)  $    (82,508,224)  $   (80,359,716)  $    (72,919,925)
   Net realized gains (losses).....       481,588,073         19,715,684       310,019,865         18,208,146
   Change in unrealized gains
     (losses) on investments.......     (594,962,543)        325,337,909     (421,371,788)        313,139,176
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............     (188,283,332)        262,545,369     (191,711,639)        258,427,397
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        51,082,227         24,283,519        38,874,727         24,181,255
   Net transfers (including
     fixed account)................     (102,720,147)      7,634,512,209      (40,164,388)      6,518,639,731
   Contract charges................      (74,049,982)       (48,104,618)      (61,430,326)       (40,179,976)
   Transfers for contract benefits
     and terminations..............     (546,730,912)      (389,900,744)     (439,432,331)      (310,434,847)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......     (672,418,814)      7,220,790,366     (502,152,318)      6,192,206,163
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............     (860,702,146)      7,483,335,735     (693,863,957)      6,450,633,560
NET ASSETS:
   Beginning of year...............     7,527,991,156         44,655,421     6,507,894,347         57,260,787
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $  6,667,289,010  $   7,527,991,156  $  5,814,030,390  $   6,507,894,347
                                     ================  =================  ================  =================

                                       MSF METLIFE MID CAP STOCK INDEX         MSF METLIFE STOCK INDEX
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2015              2014               2015              2014
                                     ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (669,052)  $       (819,673)  $      (347,601)  $      (765,841)
   Net realized gains (losses).....        11,113,039         11,559,694        54,311,839        38,987,719
   Change in unrealized gains
     (losses) on investments.......      (15,667,437)        (1,212,992)      (57,710,605)        23,647,160
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (5,223,450)          9,527,029       (3,746,367)        61,869,038
                                     ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         5,977,751          3,512,620        11,741,788         7,247,240
   Net transfers (including
     fixed account)................         3,888,248        (1,166,141)       (7,225,683)        32,842,922
   Contract charges................       (1,048,036)        (1,039,460)       (4,442,697)       (3,860,753)
   Transfers for contract benefits
     and terminations..............       (9,847,097)        (8,982,254)      (53,641,340)      (48,542,701)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (1,029,134)        (7,675,235)      (53,567,932)      (12,313,292)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (6,252,584)          1,851,794      (57,314,299)        49,555,746
NET ASSETS:
   Beginning of year...............       127,735,872        125,884,078       610,830,233       561,274,487
                                     ----------------  -----------------  ----------------  ----------------
   End of year.....................  $    121,483,288  $     127,735,872  $    553,515,934  $    610,830,233
                                     ================  =================  ================  ================

                                           MSF MFS TOTAL RETURN
                                                SUB-ACCOUNT
                                     ----------------------------------
                                           2015              2014
                                     ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        419,715  $        314,570
   Net realized gains (losses).....         1,095,835         1,124,465
   Change in unrealized gains
     (losses) on investments.......       (2,338,023)         1,597,039
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         (822,473)         3,036,074
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         1,643,867         2,026,445
   Net transfers (including
     fixed account)................         1,396,264           695,451
   Contract charges................         (284,691)         (252,458)
   Transfers for contract benefits
     and terminations..............       (5,431,228)       (5,732,469)
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (2,675,788)       (3,263,031)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (3,498,261)         (226,957)
NET ASSETS:
   Beginning of year...............        45,817,455        46,044,412
                                     ----------------  ----------------
   End of year.....................  $     42,319,194  $     45,817,455
                                     ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014



                                               MSF MFS VALUE                   MSF MSCI EAFE INDEX
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2015              2014              2015             2014
                                    ----------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      2,273,415  $       (57,616)  $     1,740,713  $        991,218
   Net realized gains (losses)....        43,175,247        18,672,716          673,901         2,887,187
   Change in unrealized gains
     (losses) on investments......      (49,745,547)         2,950,546      (5,975,929)      (11,944,228)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (4,296,885)        21,565,646      (3,561,315)       (8,065,823)
                                    ----------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         4,166,108         3,231,894        4,624,296         2,309,427
   Net transfers (including
     fixed account)...............        17,714,601       (9,606,231)        6,652,908         4,727,833
   Contract charges...............       (2,641,500)       (2,466,657)      (1,032,788)         (974,058)
   Transfers for contract benefits
     and terminations.............      (20,453,721)      (17,796,650)      (8,003,438)       (8,971,260)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (1,214,512)      (26,637,644)        2,240,978       (2,908,058)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets..............       (5,511,397)       (5,071,998)      (1,320,337)      (10,973,881)
NET ASSETS:
   Beginning of year..............       255,401,966       260,473,964      101,223,288       112,197,169
                                    ----------------  ----------------  ---------------  ----------------
   End of year....................  $    249,890,569  $    255,401,966  $    99,902,951  $    101,223,288
                                    ================  ================  ===============  ================


                                      MSF NEUBERGER BERMAN GENESIS          MSF RUSSELL 2000 INDEX
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                    ---------------------------------  ---------------------------------
                                          2015              2014            2015              2014
                                    ----------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,005,253)  $   (2,176,457)  $     (772,570)  $      (798,862)
   Net realized gains (losses)....         5,492,282        4,329,229       14,703,805         8,367,458
   Change in unrealized gains
     (losses) on investments......       (4,849,556)      (5,677,025)     (21,801,085)       (3,199,788)
                                    ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (1,362,527)      (3,524,253)      (7,869,850)         4,368,808
                                    ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,474,898        1,992,969        3,655,588         2,652,120
   Net transfers (including
     fixed account)...............       (3,545,710)      (5,425,832)        1,761,396         5,859,193
   Contract charges...............       (1,236,383)      (1,280,963)      (1,338,539)       (1,176,186)
   Transfers for contract benefits
     and terminations.............      (13,484,634)     (13,905,156)     (11,537,242)       (7,916,247)
                                    ----------------  ---------------  ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (16,791,829)     (18,618,982)      (7,458,797)         (581,120)
                                    ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets..............      (18,154,356)     (22,143,235)     (15,328,647)         3,787,688
NET ASSETS:
   Beginning of year..............       150,104,225      172,247,460      144,858,146       141,070,458
                                    ----------------  ---------------  ---------------  ----------------
   End of year....................  $    131,949,869  $   150,104,225  $   129,529,499  $    144,858,146
                                    ================  ===============  ===============  ================

                                                   MSF                                MSF
                                     T. ROWE PRICE LARGE CAP GROWTH     T. ROWE PRICE SMALL CAP GROWTH
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2015              2014             2015              2014
                                    ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,957,599)  $   (2,482,158)  $      (160,395)  $      (153,247)
   Net realized gains (losses)....        34,270,652       14,393,834         1,535,562         1,464,690
   Change in unrealized gains
     (losses) on investments......      (16,807,403)      (1,397,928)       (1,319,353)         (830,342)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        14,505,650       10,513,748            55,814           481,101
                                    ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         4,861,358        2,948,471         1,208,773           281,198
   Net transfers (including
     fixed account)...............        65,812,017       17,437,802         1,417,304         (504,932)
   Contract charges...............       (1,679,181)      (1,330,553)          (67,963)          (62,439)
   Transfers for contract benefits
     and terminations.............      (17,010,364)     (14,540,202)         (775,788)         (741,321)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        51,983,830        4,515,518         1,782,326       (1,027,494)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        66,489,480       15,029,266         1,838,140         (546,393)
NET ASSETS:
   Beginning of year..............       166,959,337      151,930,071         9,976,420        10,522,813
                                    ----------------  ---------------  ----------------  ----------------
   End of year....................  $    233,448,817  $   166,959,337  $     11,814,560  $      9,976,420
                                    ================  ===============  ================  ================

                                                   MSF
                                    VAN ECK GLOBAL NATURAL RESOURCES
                                               SUB-ACCOUNT
                                    ---------------------------------
                                          2015             2014
                                    ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $   (1,169,677)  $    (1,294,356)
   Net realized gains (losses)....      (1,908,883)         1,787,878
   Change in unrealized gains
     (losses) on investments......     (29,752,057)      (19,515,189)
                                    ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............     (32,830,617)      (19,021,667)
                                    ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          905,618           402,973
   Net transfers (including
     fixed account)...............       23,947,255         8,185,185
   Contract charges...............      (1,200,210)       (1,298,545)
   Transfers for contract benefits
     and terminations.............      (5,238,300)       (5,429,317)
                                    ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       18,414,363         1,860,296
                                    ---------------  ----------------
     Net increase (decrease)
       in net assets..............     (14,416,254)      (17,161,371)
NET ASSETS:
   Beginning of year..............       89,288,128       106,449,499
                                    ---------------  ----------------
   End of year....................  $    74,871,874  $     89,288,128
                                    ===============  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                       MSF WESTERN ASSET MANAGEMENT              MSF WESTERN ASSET
                                       STRATEGIC BOND OPPORTUNITIES         MANAGEMENT U.S. GOVERNMENT
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015            2014 (a)            2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          1,666  $            (5)  $      1,639,088  $        697,614
   Net realized gains (losses)....              (74)                --          (87,820)           (3,865)
   Change in unrealized gains
     (losses) on investments......           (7,019)                48       (4,546,618)         2,454,211
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           (5,427)                43       (2,995,350)         3,147,960
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            98,520            12,700         4,788,989         5,112,381
   Net transfers (including
     fixed account)...............            89,485                --        14,987,445         2,857,487
   Contract charges...............                --                --       (3,201,899)       (3,072,371)
   Transfers for contract benefits
     and terminations.............              (11)                --      (21,366,180)      (23,830,183)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           187,994            12,700       (4,791,645)      (18,932,686)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           182,567            12,743       (7,786,995)      (15,784,726)
NET ASSETS:
   Beginning of year..............            12,743                --       276,085,662       291,870,388
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $        195,310  $         12,743  $    268,298,667  $    276,085,662
                                    ================  ================  ================  ================

                                                  MSF WMC
                                         CORE EQUITY OPPORTUNITIES           NEUBERGER BERMAN GENESIS
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        287,887  $    (6,367,120)  $           (75)  $           (88)
   Net realized gains (losses)....       210,355,423        91,018,865             1,363             1,471
   Change in unrealized gains
     (losses) on investments......     (207,207,827)      (33,491,386)           (1,296)           (1,551)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         3,435,483        51,160,359               (8)             (168)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         3,414,204         3,408,051                --                --
   Net transfers (including
     fixed account)...............      (35,779,438)      (44,285,835)                --                --
   Contract charges...............       (4,607,450)       (4,874,727)                --                --
   Transfers for contract benefits
     and terminations.............      (47,777,157)      (54,954,173)           (1,783)           (1,810)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (84,749,841)     (100,706,684)           (1,783)           (1,810)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (81,314,358)      (49,546,325)           (1,791)           (1,978)
NET ASSETS:
   Beginning of year..............       609,015,113       658,561,438             9,013            10,991
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    527,700,755  $    609,015,113  $          7,222  $          9,013
                                    ================  ================  ================  ================

                                                                                  OPPENHEIMER VA
                                         OPPENHEIMER VA CORE BOND              MAIN STREET SMALL CAP
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $            216  $            347  $      (857,651)  $      (875,296)
   Net realized gains (losses)....             (275)             (267)        21,226,168        21,968,724
   Change in unrealized gains
     (losses) on investments......                29               416      (28,993,857)       (9,177,366)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............              (30)               496       (8,625,340)        11,916,062
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --         2,437,344         3,589,850
   Net transfers (including
     fixed account)...............                --                --       (2,506,338)       (3,769,755)
   Contract charges...............                --                --       (1,313,735)       (1,193,884)
   Transfers for contract benefits
     and terminations.............             (839)             (796)       (7,209,455)       (7,121,166)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......             (839)             (796)       (8,592,184)       (8,494,955)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............             (869)             (300)      (17,217,524)         3,421,107
NET ASSETS:
   Beginning of year..............             8,346             8,646       126,466,514       123,045,407
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $          7,477  $          8,346  $    109,248,990  $    126,466,514
                                    ================  ================  ================  ================


                                        OPPENHEIMER VA MAIN STREET
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2015              2014
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          (504)  $          (589)
   Net realized gains (losses)....            18,609             5,285
   Change in unrealized gains
     (losses) on investments......          (16,156)             4,566
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............             1,949             9,262
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --
   Net transfers (including
     fixed account)...............                --                --
   Contract charges...............                --                --
   Transfers for contract benefits
     and terminations.............           (3,470)           (7,216)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           (3,470)           (7,216)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............           (1,521)             2,046
NET ASSETS:
   Beginning of year..............           106,085           104,039
                                    ----------------  ----------------
   End of year....................  $        104,564  $        106,085
                                    ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                                       PIMCO VIT
                                            OPPENHEIMER VA MONEY             COMMODITYREALRETURN STRATEGY
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                            2015              2014              2015            2014 (a)
                                     -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $            (50)  $           (53)  $          1,234  $              11
   Net realized gains (losses).....                 --                --           (4,694)                 --
   Change in unrealized gains
     (losses) on investments.......                 --                --          (56,415)            (1,741)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............               (50)              (53)          (59,875)            (1,730)
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                 --                --           279,525             14,900
   Net transfers (including
     fixed account)................                 --                --            38,967                 --
   Contract charges................                 --                --               (3)                 --
   Transfers for contract benefits
     and terminations..............              (151)             (154)          (21,699)                 --
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......              (151)             (154)           296,790             14,900
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............              (201)             (207)           236,915             13,170
NET ASSETS:
   Beginning of year...............              3,793             4,000            13,170                 --
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $           3,592  $          3,793  $        250,085  $          13,170
                                     =================  ================  ================  =================


                                       PIMCO VIT EMERGING MARKETS BOND       PIMCO VIT UNCONSTRAINED BOND
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2015            2014 (a)             2015             2014 (a)
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          8,655  $              29  $          5,688  $              --
   Net realized gains (losses).....             1,363                 --             (255)                 --
   Change in unrealized gains
     (losses) on investments.......          (28,200)                 76          (13,479)                (4)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (18,182)                105           (8,046)                (4)
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           401,043             15,098           236,532              4,763
   Net transfers (including
     fixed account)................            27,329                 --            61,782                 --
   Contract charges................               (2)                 --               (6)                 --
   Transfers for contract benefits
     and terminations..............          (18,594)                (1)          (13,158)                 --
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......           409,776             15,097           285,150              4,763
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............           391,594             15,202           277,104              4,759
NET ASSETS:
   Beginning of year...............            15,202                 --             4,759                 --
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $        406,796  $          15,202  $        281,863  $           4,759
                                     ================  =================  ================  =================


                                          PIONEER VCT MID CAP VALUE        PIONEER VCT REAL ESTATE SHARES
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  -----------------------------------
                                           2015              2014              2015               2014
                                     ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (582,428)  $      (535,991)  $           1,096  $          1,768
   Net realized gains (losses).....         9,032,785        11,686,087             38,298            47,876
   Change in unrealized gains
     (losses) on investments.......      (13,899,812)       (2,093,671)           (31,282)            16,387
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (5,449,455)         9,056,425              8,112            66,031
                                     ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         2,033,056         2,291,113              3,056               305
   Net transfers (including
     fixed account)................         (692,772)       (1,539,510)           (13,623)          (41,306)
   Contract charges................         (665,918)         (602,056)            (2,978)           (3,087)
   Transfers for contract benefits
     and terminations..............       (6,137,579)       (6,203,018)            (3,545)          (24,717)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (5,463,213)       (6,053,471)           (17,090)          (68,805)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............      (10,912,668)         3,002,954            (8,978)           (2,774)
NET ASSETS:
   Beginning of year...............        74,902,996        71,900,042            249,879           252,653
                                     ----------------  ----------------  -----------------  ----------------
   End of year.....................  $     63,990,328  $     74,902,996  $         240,901  $        249,879
                                     ================  ================  =================  ================


                                         T. ROWE PRICE GROWTH STOCK
                                                 SUB-ACCOUNT
                                     ------------------------------------
                                            2015              2014
                                     -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        (66,257)  $        (68,593)
   Net realized gains (losses).....          1,195,637          1,582,180
   Change in unrealized gains
     (losses) on investments.......          (416,328)          (938,069)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            713,052            575,518
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            221,245            239,809
   Net transfers (including
     fixed account)................          (580,009)          (718,459)
   Contract charges................            (1,330)            (1,508)
   Transfers for contract benefits
     and terminations..............          (805,724)          (922,810)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (1,165,818)        (1,402,968)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............          (452,766)          (827,450)
NET ASSETS:
   Beginning of year...............          7,511,742          8,339,192
                                     -----------------  -----------------
   End of year.....................  $       7,058,976  $       7,511,742
                                     =================  =================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014



                                      T. ROWE PRICE INTERNATIONAL STOCK        T. ROWE PRICE PRIME RESERVE
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  ------------------------------------
                                            2015              2014               2015               2014
                                     -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $           (526)  $           1,560  $         (4,409)  $         (5,357)
   Net realized gains (losses).....             33,135             23,491                 --                 --
   Change in unrealized gains
     (losses) on investments.......           (36,641)           (35,473)                 --                 --
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            (4,032)           (10,422)            (4,409)            (5,357)
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             14,912             33,720                 --                 --
   Net transfers (including
     fixed account)................           (98,531)           (46,190)              2,822             24,583
   Contract charges................              (109)              (139)              (131)              (128)
   Transfers for contract benefits
     and terminations..............          (117,510)            (9,346)           (15,458)           (63,332)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (201,238)           (21,955)           (12,767)           (38,877)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............          (205,270)           (32,377)           (17,176)           (44,234)
NET ASSETS:
   Beginning of year...............            623,024            655,401            514,215            558,449
                                     -----------------  -----------------  -----------------  -----------------
   End of year.....................  $         417,754  $         623,024  $         497,039  $         514,215
                                     =================  =================  =================  =================

                                         TAP 1919 VARIABLE SOCIALLY
                                             RESPONSIVE BALANCED                UIF GLOBAL INFRASTRUCTURE
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  -----------------------------------
                                           2015               2014               2015            2014 (a)
                                     -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $           (987)  $         (1,774)  $            201  $             (4)
   Net realized gains (losses).....             27,006             44,532            14,300                 --
   Change in unrealized gains
     (losses) on investments.......           (33,756)           (24,999)          (52,813)                 44
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            (7,737)             17,759          (38,312)                 40
                                     -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                 --              1,080           309,552              8,425
   Net transfers (including
     fixed account)................              2,550           (33,535)            88,579                 --
   Contract charges................              (112)              (128)               (5)                 --
   Transfers for contract benefits
     and terminations..............           (32,709)           (23,622)          (22,594)                 --
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......           (30,271)           (56,205)           375,532              8,425
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............           (38,008)           (38,446)           337,220              8,465
NET ASSETS:
   Beginning of year...............            253,840            292,286             8,465                 --
                                     -----------------  -----------------  ----------------  -----------------
   End of year.....................  $         215,832  $         253,840  $        345,685  $           8,465
                                     =================  =================  ================  =================


                                     VAN ECK VIP LONG/SHORT EQUITY INDEX
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                           2015            2014 (a)
                                     ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        (1,955)  $           (10)
   Net realized gains (losses).....               302                --
   Change in unrealized gains
     (losses) on investments.......           (6,810)                80
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           (8,463)                70
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           227,796            16,699
   Net transfers (including
     fixed account)................            27,028                --
   Contract charges................               (5)                --
   Transfers for contract benefits
     and terminations..............           (2,806)                --
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......           252,013            16,699
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............           243,550            16,769
NET ASSETS:
   Beginning of year...............            16,769                --
                                     ----------------  ----------------
   End of year.....................  $        260,319  $         16,769
                                     ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE INVESTORS USA SEPARATE ACCOUNT A
                OF METLIFE INSURANCE COMPANY USA
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


MetLife Investors USA Separate Account A (the "Separate Account"), a separate account of MetLife Insurance Company USA (the "Company"), was established by the Board of Directors of MetLife Investors USA Insurance Company ("MLI-USA") on May 29, 1980 to support operations of MLI-USA with respect to certain variable annuity contracts (the "Contracts"). On November 14, 2014, MLI-USA merged into the Company and the Separate Account became a Separate Account of the Company. The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance.

On January 12, 2016, MetLife, Inc. announced a plan to pursue the separation of a portion of its U.S. retail business. MetLife, Inc. is currently evaluating structural alternatives for such a separation, including a public offering of shares in an independent, publicly traded company, a spin-off, or a sale. The completion of a public offering would depend on, among other things, the U.S. Securities and Exchange Commission (the "SEC") filing and review process as well as market conditions. Any Separation that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding portfolio, series or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Met Investors Series Trust ("MIST")*
   Insurance Funds) ("Invesco V.I.")                       Metropolitan Series Fund ("MSF")*
American Funds Insurance Series ("American Funds")         MFS Variable Insurance Trust ("MFS VIT")
BlackRock Variable Series Funds, Inc. ("BlackRock")        Neuberger Berman Equity Funds ("Neuberger Berman")
Deutsche Variable Series I ("Deutsche I")                  Oppenheimer Variable Account Funds
Federated Insurance Series ("Federated")                     ("Oppenheimer VA")
Fidelity Variable Insurance Products ("Fidelity VIP")      PIMCO Variable Insurance Trust ("PIMCO VIT")
Franklin Templeton Variable Insurance Products Trust       Pioneer Variable Contracts Trust ("Pioneer VCT")
   ("FTVIPT")                                              T. Rowe Price Growth Stock Fund, Inc.
Ivy Funds Variable Insurance Portfolios ("Ivy              T. Rowe Price International Funds, Inc.
   Funds VIP")                                             T. Rowe Price Prime Reserve Fund, Inc.
Janus Aspen Series ("Janus Aspen")                         The Alger Portfolios ("Alger")
Legg Mason Partners Variable Equity Trust                  Trust for Advised Portfolios ("TAP")
   ("LMPVET")                                              The Universal Institutional Funds, Inc. ("UIF")
Legg Mason Partners Variable Income Trust                  Van Eck VIP Trust ("Van Eck VIP")
   ("LMPVIT")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUB-ACCOUNTS


A. Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2015:

Alger Small Cap Growth Sub-Account                       LMPVET Permal Alternative Select VIT Sub-Account
American Funds Bond Sub-Account                          LMPVET QS Legg Mason Variable Conservative
American Funds Global Growth Sub-Account                    Growth Sub-Account
American Funds Global Small Capitalization               LMPVET QS Legg Mason Variable Growth
   Sub-Account (a)                                          Sub-Account
American Funds Growth Sub-Account                        LMPVET QS Legg Mason Variable Moderate Growth
American Funds Growth-Income Sub-Account                    Sub-Account
BlackRock Global Allocation V.I. Sub-Account             LMPVIT Western Asset Variable Global High Yield
Deutsche I CROCI International Sub-Account                  Bond Sub-Account
Federated High Income Bond Sub-Account                   MFS VIT Investors Trust Sub-Account
Federated Kaufman Sub-Account                            MFS VIT New Discovery Sub-Account
Fidelity VIP Asset Manager Sub-Account                   MFS VIT Research Sub-Account
Fidelity VIP Contrafund Sub-Account (a)                  MIST AB Global Dynamic Allocation Sub-Account
Fidelity VIP Equity-Income Sub-Account                   MIST Allianz Global Investors Dynamic Multi-Asset
Fidelity VIP FundsManager 50% Sub-Account                   Plus Sub-Account
Fidelity VIP FundsManager 60% Sub-Account                MIST American Funds Balanced Allocation
Fidelity VIP Government Money Market                        Sub-Account
   Sub-Account (a)                                       MIST American Funds Growth Allocation
Fidelity VIP Growth Sub-Account                             Sub-Account
Fidelity VIP Index 500 Sub-Account                       MIST American Funds Growth Sub-Account
Fidelity VIP Mid Cap Sub-Account                         MIST American Funds Moderate Allocation
Fidelity VIP Overseas Sub-Account                           Sub-Account
FTVIPT Franklin Income VIP Sub-Account                   MIST AQR Global Risk Balanced Sub-Account
FTVIPT Franklin Mutual Shares VIP Sub-Account            MIST BlackRock Global Tactical Strategies
FTVIPT Franklin Small Cap Value VIP Sub-Account             Sub-Account
FTVIPT Templeton Foreign VIP Sub-Account                 MIST BlackRock High Yield Sub-Account (a)
FTVIPT Templeton Global Bond VIP Sub-Account             MIST Clarion Global Real Estate Sub-Account
Invesco V.I. American Franchise Sub-Account              MIST ClearBridge Aggressive Growth Sub-Account (a)
Invesco V.I. Core Equity Sub-Account                     MIST Goldman Sachs Mid Cap Value Sub-Account
Invesco V.I. Equity and Income Sub-Account (a)           MIST Harris Oakmark International Sub-Account (a)
Invesco V.I. Growth and Income Sub-Account               MIST Invesco Balanced-Risk Allocation Sub-Account
Invesco V.I. International Growth Sub-Account (a)        MIST Invesco Comstock Sub-Account
Ivy Funds VIP Asset Strategy Sub-Account                 MIST Invesco Mid Cap Value Sub-Account
LMPVET ClearBridge Variable Aggressive Growth            MIST Invesco Small Cap Growth Sub-Account (a)
   Sub-Account (a)                                       MIST JPMorgan Core Bond Sub-Account
LMPVET ClearBridge Variable Appreciation Sub-            MIST JPMorgan Global Active Allocation
   Account                                                  Sub-Account
LMPVET ClearBridge Variable Dividend Strategy            MIST JPMorgan Small Cap Value Sub-Account (a)
   Sub-Account (a)                                       MIST Loomis Sayles Global Markets Sub-Account
LMPVET ClearBridge Variable Large Cap Growth             MIST Lord Abbett Bond Debenture Sub-Account (a)
   Sub-Account                                           MIST Met/Artisan International Sub-Account (b)
LMPVET ClearBridge Variable Large Cap Value              MIST Met/Eaton Vance Floating Rate Sub-Account
   Sub-Account                                           MIST Met/Franklin Low Duration Total Return
LMPVET ClearBridge Variable Small Cap Growth                Sub-Account
   Sub-Account                                           MIST Met/Templeton International Bond Sub-Account

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUB-ACCOUNTS -- (CONCLUDED)


MIST MetLife Asset Allocation 100 Sub-Account              MSF MetLife Asset Allocation 40 Sub-Account
MIST MetLife Balanced Plus Sub-Account                     MSF MetLife Asset Allocation 60 Sub-Account
MIST MetLife Multi-Index Targeted Risk                     MSF MetLife Asset Allocation 80 Sub-Account
   Sub-Account                                             MSF MetLife Mid Cap Stock Index Sub-Account (a)
MIST MetLife Small Cap Value Sub-Account (a)               MSF MetLife Stock Index Sub-Account (a)
MIST MFS Emerging Markets Equity Sub-Account               MSF MFS Total Return Sub-Account (a)
MIST MFS Research International Sub-Account (a)            MSF MFS Value Sub-Account (a)
MIST Morgan Stanley Mid Cap Growth Sub-Account (a)         MSF MSCI EAFE Index Sub-Account (a)
MIST Oppenheimer Global Equity Sub-Account                 MSF Neuberger Berman Genesis Sub-Account (a)
MIST PanAgora Global Diversified Risk Sub-Account          MSF Russell 2000 Index Sub-Account (a)
MIST PIMCO Inflation Protected Bond Sub-Account            MSF T. Rowe Price Large Cap Growth Sub-Account (a)
MIST PIMCO Total Return Sub-Account (a)                    MSF T. Rowe Price Small Cap Growth Sub-Account (a)
MIST Pioneer Fund Sub-Account (a)                          MSF Van Eck Global Natural Resources Sub-Account
MIST Pioneer Strategic Income Sub-Account (a)              MSF Western Asset Management Strategic Bond
MIST Pyramis Government Income Sub-Account                   Opportunities Sub-Account
MIST Pyramis Managed Risk Sub-Account                      MSF Western Asset Management U.S. Government
MIST Schroders Global Multi-Asset Sub-Account                Sub-Account (a)
MIST SSGA Growth and Income ETF Sub-Account                MSF WMC Core Equity Opportunities Sub-Account (a)
MIST SSGA Growth ETF Sub-Account                           Neuberger Berman Genesis Sub-Account
MIST T. Rowe Price Large Cap Value Sub-Account (a)         Oppenheimer VA Core Bond Sub-Account
MIST T. Rowe Price Mid Cap Growth Sub-Account              Oppenheimer VA Main Street Small Cap Sub-Account (a)
MIST TCW Core Fixed Income Sub-Account (b)                 Oppenheimer VA Main Street Sub-Account
MIST WMC Large Cap Research Sub-Account (a)                Oppenheimer VA Money Sub-Account
MSF Baillie Gifford International Stock Sub-Account (a)    PIMCO VIT CommodityRealReturn Strategy
MSF Barclays Aggregate Bond Index Sub-Account (a)            Sub-Account
MSF BlackRock Bond Income Sub-Account (a)                  PIMCO VIT Emerging Markets Bond Sub-Account
MSF BlackRock Capital Appreciation Sub-Account (a)         PIMCO VIT Unconstrained Bond Sub-Account
MSF BlackRock Large Cap Value Sub-Account (a)              Pioneer VCT Mid Cap Value Sub-Account
MSF BlackRock Money Market Sub-Account (a)                 Pioneer VCT Real Estate Shares Sub-Account
MSF Frontier Mid Cap Growth Sub-Account                    T. Rowe Price Growth Stock Sub-Account
MSF Jennison Growth Sub-Account (a)                        T. Rowe Price International Stock Sub-Account
MSF Loomis Sayles Small Cap Core Sub-Account               T. Rowe Price Prime Reserve Sub-Account
MSF Loomis Sayles Small Cap Growth Sub-Account             TAP 1919 Variable Socially Responsive Balanced
MSF Met/Artisan Mid Cap Value Sub-Account (a)                Sub-Account
MSF Met/Dimensional International Small Company            UIF Global Infrastructure Sub-Account
   Sub-Account                                             Van Eck VIP Long/Short Equity Index Sub-Account
MSF MetLife Asset Allocation 20 Sub-Account

(a) This Sub-Account invests in two or more share classes within the underlying portfolio, series or fund of the Trusts.
(b) This Sub-Account began operations during the year ended December 31, 2015.

B. The following Sub-Accounts had no net assets as of December 31, 2015:

Janus Aspen Global Research Sub-Account
Oppenheimer VA Global Strategic Income Sub-Account

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3.  PORTFOLIO CHANGES


The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2015:

NAME CHANGES:

Former Name                                                New Name

ClearBridge Variable Equity Income Portfolio               ClearBridge Variable Dividend Strategy Portfolio
Deutsche International VIP Portfolio                       Deutsche CROCI International VIP Portfolio
Fidelity VIP Money Market Portfolio                        Fidelity VIP Government Money Market Portfolio
Legg Mason Variable Lifestyle Allocation 50% Portfolio     QS Legg Mason Variable Conservative Growth Portfolio
Legg Mason Variable Lifestyle Allocation 70% Portfolio     QS Legg Mason Variable Moderate Growth Portfolio
Legg Mason Variable Lifestyle Allocation 85% Portfolio     QS Legg Mason Variable Growth Portfolio
(MIST) AllianceBernstein Global Dynamic Allocation         (MIST) AB Global Dynamic Allocation Portfolio
   Portfolio
(MIST) SSgA Growth and Income ETF Portfolio                (MIST) SSGA Growth and Income ETF Portfolio
(MIST) SSgA Growth ETF Portfolio                           (MIST) SSGA Growth ETF Portfolio

4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ACCOUNTING STANDARDS CODIFICATION TOPIC 946.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Sub-Account's investment in shares of a portfolio, series or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


SECURITY VALUATION -- (CONCLUDED)
Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 6.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

     Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)


      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

      Distribution Expense -- The risk that surrender charges will be insufficient to cover the actual costs of distribution which includes commissions, fees, registration costs, direct and indirect selling expenses.

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Guaranteed Withdrawal Benefit for Life -- For an additional charge that includes the Mortality and Expense Risk charge and a Guaranteed Withdrawal Benefit, the Company will guarantee the periodic return on the investment for life of a single annuitant or joint annuitants.

      Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2015:

     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                 0.70% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                             0.10% - 0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                               0.15% - 0.35%
     ----------------------------------------------------------------------------------------------------------------------------
      Distribution Expense                                                                                       0.10%
     ----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                    1.50%
     ----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit for Life                                                                     1.90% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                              0.25%
     ----------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts.

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

      Guaranteed Minimum Income Benefit -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Enhanced Death Benefit -- For an additional charge, the Company will guarantee a death benefit equal to the greater of the account value or the higher of two death benefit bases.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2015:

     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                 0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.70%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.25% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit                                                                       0.50% - 1.15%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                  0.60% - 1.35%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.55% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee ranging from $30 to $40 is assessed on an annual basis for Contracts with a value of less than $50,000. A transfer fee ranging from $0 to $25 may be deducted after twelve transfers are made in a contract year or, for certain contracts, 2% of the amount transferred from the contract value, if less. For certain Contracts, an administrative charge is also assessed which ranges from $12 to $29.50 for each Sub-Account in which the contract owner invests (waived if purchase payments equal or exceed $2,000 in the year, or if the account value is $10,000 or more at year end). For other Contracts, the administrative charge is $21.50 plus $2.50 for each Sub-Account selected, subject to the same waiver terms. In addition, the Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. For certain Contracts, a transaction charge of the lesser of $10 or 2% of the surrender is imposed on surrenders and a $10 charge is assessed for annuitizations. These charges are paid to the Company and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

The MIST and MSF Trusts currently offer shares of their portfolios only to separate accounts established by the Company and other affiliated life insurance companies, and are managed by MetLife Advisers, LLC ("MetLife Advisers"), an affiliate of the Company. MetLife Advisers is also the investment adviser to the portfolios of the MIST and MSF Trusts.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2015               DECEMBER 31, 2015
                                                                 -------------------------------    --------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                     SHARES          COST ($)        PURCHASES ($)    FROM SALES ($)
                                                                 -------------     -------------    --------------    --------------
     Alger Small Cap Growth Sub-Account........................      2,355,066        63,230,291       14,378,495          7,710,796
     American Funds Bond Sub-Account...........................     13,848,018       148,136,456       13,072,626         12,884,479
     American Funds Global Growth Sub-Account..................     11,479,552       259,370,639       36,423,899         35,777,060
     American Funds Global Small Capitalization Sub-Account....      4,734,263        96,212,103       13,833,933         14,335,412
     American Funds Growth Sub-Account.........................     11,140,425       631,373,024      171,472,025        122,256,344
     American Funds Growth-Income Sub-Account..................      7,958,496       305,334,067       62,606,723         40,545,837
     BlackRock Global Allocation V.I. Sub-Account..............        120,164         1,685,370        1,708,559             31,985
     Deutsche I CROCI International Sub-Account................      1,747,776        17,400,918          989,610          2,027,079
     Federated High Income Bond Sub-Account....................          3,936            27,557            1,489                698
     Federated Kaufman Sub-Account.............................          2,753            39,439            6,922              2,334
     Fidelity VIP Asset Manager Sub-Account....................      4,830,719        74,719,511        7,432,256          9,603,851
     Fidelity VIP Contrafund Sub-Account.......................     17,226,912       447,161,128       80,233,934         73,105,222
     Fidelity VIP Equity-Income Sub-Account....................        242,382         5,459,115          686,031            515,628
     Fidelity VIP FundsManager 50% Sub-Account.................    371,873,644     4,381,466,033    1,079,415,286         28,130,144
     Fidelity VIP FundsManager 60% Sub-Account.................    333,518,033     3,324,168,601      319,226,940        326,627,104
     Fidelity VIP Government Money Market Sub-Account..........     49,654,026        49,654,026      214,882,162        216,175,794
     Fidelity VIP Growth Sub-Account...........................      2,447,543        95,074,592        6,238,361         18,991,462
     Fidelity VIP Index 500 Sub-Account........................        301,430        39,631,209        1,320,771          8,883,075
     Fidelity VIP Mid Cap Sub-Account..........................     12,607,119       376,704,644       55,223,784         40,357,611
     Fidelity VIP Overseas Sub-Account.........................        241,918         4,431,293          208,962            661,206
     FTVIPT Franklin Income VIP Sub-Account....................     17,838,182       269,353,824       15,932,938         24,835,508
     FTVIPT Franklin Mutual Shares VIP Sub-Account.............      6,677,684       117,476,711       14,265,416         18,711,725
     FTVIPT Franklin Small Cap Value VIP Sub-Account...........      6,278,204       106,432,174       20,500,049          8,675,899
     FTVIPT Templeton Foreign VIP Sub-Account..................      5,000,181        74,818,868        8,417,023          6,791,064
     FTVIPT Templeton Global Bond VIP Sub-Account..............     14,090,743       258,392,860       23,316,811         19,951,628
     Invesco V.I. American Franchise Sub-Account...............            261            14,493            2,369              3,166
     Invesco V.I. Core Equity Sub-Account......................          5,064           134,103           21,748             50,446
     Invesco V.I. Equity and Income Sub-Account................     38,323,734       554,012,164       79,369,995         50,724,279
     Invesco V.I. Growth and Income Sub-Account................            332             6,025            1,245                220
     Invesco V.I. International Growth Sub-Account.............      7,759,970       211,494,664        6,809,371         16,238,646
     Ivy Funds VIP Asset Strategy Sub-Account..................         38,262           377,484          337,509              4,875
     LMPVET ClearBridge Variable Aggressive Growth
       Sub-Account.............................................     11,449,074       218,687,230       44,318,103         21,671,149
     LMPVET ClearBridge Variable Appreciation Sub-Account......     11,563,347       297,140,955       19,313,650         36,226,822
     LMPVET ClearBridge Variable Dividend Strategy
       Sub-Account.............................................     12,389,916       143,095,024        8,598,187         15,460,650
     LMPVET ClearBridge Variable Large Cap Growth
       Sub-Account.............................................        184,088         3,342,169          633,413          1,287,819
     LMPVET ClearBridge Variable Large Cap Value Sub-Account...        421,201         7,154,101        1,388,095          1,940,924
     LMPVET ClearBridge Variable Small Cap Growth
       Sub-Account.............................................      4,849,452        85,464,744        4,887,578         11,925,433
     LMPVET Permal Alternative Select VIT Sub-Account..........      1,085,601        10,958,708       10,339,484             21,046
     LMPVET QS Legg Mason Variable Conservative Growth
       Sub-Account.............................................      2,717,825        34,138,089        3,812,743          6,641,794
     LMPVET QS Legg Mason Variable Growth Sub-Account..........      5,923,610        73,275,861       12,292,737          8,652,189
     LMPVET QS Legg Mason Variable Moderate Growth
       Sub-Account.............................................         91,574         1,033,097           31,688            639,181
     LMPVIT Western Asset Variable Global High Yield Bond
       Sub-Account.............................................     13,268,235       106,937,599        7,331,659         10,244,244
     MFS VIT Investors Trust Sub-Account.......................            334             6,652            1,088                765
     MFS VIT New Discovery Sub-Account.........................          2,537            39,044            1,295                582
     MFS VIT Research Sub-Account..............................            982            17,782            2,213                585
     MIST AB Global Dynamic Allocation Sub-Account.............    288,512,336     2,919,562,798      260,836,817        223,104,319

(a)  Commenced November 19, 2014 and began transactions in 2015.
(b)  For the period May 1, 2015 to December 31, 2015.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2015               DECEMBER 31, 2015
                                                                  ------------------------------    --------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                     SHARES           COST ($)       PURCHASES ($)    FROM SALES ($)
                                                                  -------------    -------------    --------------    --------------
     MIST Allianz Global Investors Dynamic Multi-Asset Plus
       Sub-Account..............................................      5,920,933       62,871,167       44,540,840           598,037
     MIST American Funds Balanced Allocation Sub-Account........    312,104,374    2,841,982,768      227,325,371       288,560,524
     MIST American Funds Growth Allocation Sub-Account..........    183,397,189    1,563,853,828      167,031,275       126,070,038
     MIST American Funds Growth Sub-Account.....................     52,907,778      471,460,074       79,315,113        64,917,625
     MIST American Funds Moderate Allocation Sub-Account........    158,822,590    1,476,078,863      104,883,641       174,155,461
     MIST AQR Global Risk Balanced Sub-Account..................    290,506,782    3,059,376,698      433,594,405       308,707,771
     MIST BlackRock Global Tactical Strategies Sub-Account......    496,435,880    4,905,277,414      325,778,125       319,069,872
     MIST BlackRock High Yield Sub-Account......................     29,547,286      241,598,082       49,935,479        47,109,047
     MIST Clarion Global Real Estate Sub-Account................     24,620,287      280,578,869       17,278,764        42,865,609
     MIST ClearBridge Aggressive Growth Sub-Account.............     34,363,255      345,778,882       39,512,396        90,085,220
     MIST Goldman Sachs Mid Cap Value Sub-Account...............     12,472,799      165,934,368       46,523,802        30,587,208
     MIST Harris Oakmark International Sub-Account..............     45,158,699      648,599,666      109,629,939        69,903,628
     MIST Invesco Balanced-Risk Allocation Sub-Account..........     84,648,132      873,291,275      121,666,512        58,313,665
     MIST Invesco Comstock Sub-Account..........................     50,308,258      592,057,144       51,225,077        71,700,737
     MIST Invesco Mid Cap Value Sub-Account.....................     14,120,348      236,999,707       41,798,086        18,328,248
     MIST Invesco Small Cap Growth Sub-Account..................     20,461,190      296,713,941       95,143,203        29,839,297
     MIST JPMorgan Core Bond Sub-Account........................     33,204,964      347,591,755       31,324,503        39,338,685
     MIST JPMorgan Global Active Allocation Sub-Account.........     90,405,180      985,230,242      196,958,449        38,121,134
     MIST JPMorgan Small Cap Value Sub-Account..................      1,528,136       21,546,244        3,305,310         3,687,274
     MIST Loomis Sayles Global Markets Sub-Account..............     10,803,168      128,690,247        8,777,019        24,580,444
     MIST Lord Abbett Bond Debenture Sub-Account................     17,430,948      214,320,076       42,083,741        50,886,390
     MIST Met/Artisan International Sub-Account (a).............         12,610          125,033          135,399             9,602
     MIST Met/Eaton Vance Floating Rate Sub-Account.............      6,533,577       67,764,150        9,340,487        16,238,390
     MIST Met/Franklin Low Duration Total Return Sub-Account....     16,525,442      164,324,813       30,507,040        39,519,046
     MIST Met/Templeton International Bond Sub-Account..........      4,282,038       49,373,238        6,435,555         5,589,698
     MIST MetLife Asset Allocation 100 Sub-Account..............     45,918,511      489,142,043       61,521,639        61,922,073
     MIST MetLife Balanced Plus Sub-Account.....................    644,431,730    6,613,133,710      662,144,626       407,850,330
     MIST MetLife Multi-Index Targeted Risk Sub-Account.........     54,546,593      630,215,516      246,983,041         2,764,956
     MIST MetLife Small Cap Value Sub-Account...................     18,899,246      266,621,503      100,132,135        42,565,106
     MIST MFS Emerging Markets Equity Sub-Account...............     45,249,982      437,241,988       34,510,262        30,147,263
     MIST MFS Research International Sub-Account................     26,245,169      284,876,446       20,404,499        24,547,796
     MIST Morgan Stanley Mid Cap Growth Sub-Account.............     14,562,115      157,094,455        5,038,569        13,766,717
     MIST Oppenheimer Global Equity Sub-Account.................      3,202,483       56,260,471        2,530,473        10,510,744
     MIST PanAgora Global Diversified Risk Sub-Account..........      2,195,832       22,668,341       14,204,563         1,790,375
     MIST PIMCO Inflation Protected Bond Sub-Account............     68,786,884      751,593,799       45,925,286        88,368,243
     MIST PIMCO Total Return Sub-Account........................    140,389,103    1,654,651,441      175,985,035       293,803,806
     MIST Pioneer Fund Sub-Account..............................     22,046,448      292,593,443       43,253,920        31,796,616
     MIST Pioneer Strategic Income Sub-Account..................     87,455,977      927,996,105      112,105,542       101,414,610
     MIST Pyramis Government Income Sub-Account.................     61,476,853      659,420,980      126,643,040       144,217,112
     MIST Pyramis Managed Risk Sub-Account......................     32,529,415      359,164,091      215,549,683         8,786,462
     MIST Schroders Global Multi-Asset Sub-Account..............     49,944,342      548,231,348      111,532,405        12,859,590
     MIST SSGA Growth and Income ETF Sub-Account................    119,135,707    1,305,264,133      120,027,651       143,349,952
     MIST SSGA Growth ETF Sub-Account...........................     41,388,322      435,694,559       60,261,483        47,114,956
     MIST T. Rowe Price Large Cap Value Sub-Account.............     21,099,963      563,746,478       32,408,601       113,740,644
     MIST T. Rowe Price Mid Cap Growth Sub-Account..............     45,093,243      401,076,245       93,058,605        95,044,351
     MIST TCW Core Fixed Income Sub-Account (b).................          7,357           73,381           75,093             1,708
     MIST WMC Large Cap Research Sub-Account....................      1,128,198       11,283,489        1,965,363         3,043,022
     MSF Baillie Gifford International Stock Sub-Account........     24,415,270      229,188,357       10,842,768        39,778,776
     MSF Barclays Aggregate Bond Index Sub-Account..............     22,956,517      250,608,195       57,821,825        19,607,697
     MSF BlackRock Bond Income Sub-Account......................        658,083       70,367,938       17,395,664         9,154,403
     MSF BlackRock Capital Appreciation Sub-Account.............        392,380       11,511,002        4,375,193         3,117,970
     MSF BlackRock Large Cap Value Sub-Account..................        493,277        4,983,246        1,395,446           747,110

(a)  Commenced November 19, 2014 and began transactions in 2015.
(b)  For the period May 1, 2015 to December 31, 2015.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2015               DECEMBER 31, 2015
                                                                  ------------------------------    -------------------------------
                                                                                                        COST OF         PROCEEDS
                                                                     SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------    -------------    --------------   --------------
     MSF BlackRock Money Market Sub-Account.....................      3,985,912      398,591,067      126,936,904       124,232,397
     MSF Frontier Mid Cap Growth Sub-Account....................      2,368,323       71,567,919       21,615,506        20,608,328
     MSF Jennison Growth Sub-Account............................     33,154,108      403,712,116       85,538,611        87,065,387
     MSF Loomis Sayles Small Cap Core Sub-Account...............         52,980       12,359,178        2,471,795         1,441,372
     MSF Loomis Sayles Small Cap Growth Sub-Account.............         26,451          361,787           99,229            20,342
     MSF Met/Artisan Mid Cap Value Sub-Account..................        938,791      203,304,308       34,251,406        31,760,729
     MSF Met/Dimensional International Small Company
       Sub-Account..............................................      4,895,964       69,435,146       20,981,412         8,454,738
     MSF MetLife Asset Allocation 20 Sub-Account................      6,043,200       67,790,811       43,980,658        17,026,698
     MSF MetLife Asset Allocation 40 Sub-Account................    360,316,603    4,387,861,298      277,146,048       711,586,494
     MSF MetLife Asset Allocation 60 Sub-Account................    535,955,717    6,928,365,464      503,014,284       786,519,114
     MSF MetLife Asset Allocation 80 Sub-Account................    417,674,600    5,909,872,568      309,678,085       608,169,393
     MSF MetLife Mid Cap Stock Index Sub-Account................      7,146,688      105,296,144       20,161,196        13,603,764
     MSF MetLife Stock Index Sub-Account........................     12,930,300      415,907,673       75,229,942       103,398,431
     MSF MFS Total Return Sub-Account...........................        253,745       36,901,507        4,688,949         6,945,006
     MSF MFS Value Sub-Account..................................     16,687,326      248,580,734       78,309,212        38,864,054
     MSF MSCI EAFE Index Sub-Account............................      8,403,413      100,466,896       21,980,550        17,998,800
     MSF Neuberger Berman Genesis Sub-Account...................      7,403,566      106,719,568        6,552,183        25,349,227
     MSF Russell 2000 Index Sub-Account.........................      7,366,854      110,885,945       28,464,068        28,108,785
     MSF T. Rowe Price Large Cap Growth Sub-Account.............     10,418,721      221,668,115      102,485,751        22,088,341
     MSF T. Rowe Price Small Cap Growth Sub-Account.............        551,452        9,888,921        4,797,316         2,163,411
     MSF Van Eck Global Natural Resources Sub-Account...........      9,916,815      129,097,399       26,080,154         8,835,440
     MSF Western Asset Management Strategic Bond
       Opportunities Sub-Account................................         15,679          202,336          192,611             2,901
     MSF Western Asset Management U.S. Government
       Sub-Account..............................................     22,655,758      272,194,206       23,994,098        27,146,620
     MSF WMC Core Equity Opportunities Sub-Account..............     18,746,732      530,760,360      207,247,955        96,052,317
     Neuberger Berman Genesis Sub-Account.......................            134            5,390              680             1,866
     Oppenheimer VA Core Bond Sub-Account.......................            971            9,795              328               943
     Oppenheimer VA Main Street Small Cap Sub-Account...........      5,189,900       91,354,051       19,896,137        11,672,920
     Oppenheimer VA Main Street Sub-Account.....................          3,576           80,459           21,692             9,674
     Oppenheimer VA Money Sub-Account...........................          3,600            3,600                1               203
     PIMCO VIT CommodityRealReturn Strategy Sub-Account.........         36,301          308,268          330,596            32,559
     PIMCO VIT Emerging Markets Bond Sub-Account................         34,772          434,957          442,008            21,500
     PIMCO VIT Unconstrained Bond Sub-Account...................         28,416          295,373          304,485            13,549
     Pioneer VCT Mid Cap Value Sub-Account......................      3,421,946       62,349,215        9,778,379         7,760,645
     Pioneer VCT Real Estate Shares Sub-Account.................         12,326          197,573           55,051            43,337
     T. Rowe Price Growth Stock Sub-Account.....................        131,550        4,757,107        1,086,203         1,841,171
     T. Rowe Price International Stock Sub-Account..............         27,340          389,753           77,733           278,418
     T. Rowe Price Prime Reserve Sub-Account....................        497,039          497,039          426,631           443,807
     TAP 1919 Variable Socially Responsive Balanced
       Sub-Account..............................................          8,211          214,678           46,822            58,958
     UIF Global Infrastructure Sub-Account......................         49,040          398,502          413,926            21,414
     Van Eck VIP Long/Short Equity Index Sub-Account............         10,780          267,079          274,098            23,141

(a)  Commenced November 19, 2014 and began transactions in 2015.
(b)  For the period May 1, 2015 to December 31, 2015.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014:



                                       ALGER SMALL CAP GROWTH             AMERICAN FUNDS BOND         AMERICAN FUNDS GLOBAL GROWTH
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2015             2014            2015             2014             2015            2014
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........       3,970,857        4,387,118        8,333,829       8,361,945        8,193,931       8,333,553
Units issued and transferred
   from other funding options....         111,356          162,051          957,597       1,138,757          545,519         958,883
Units redeemed and transferred to
   other funding options.........       (573,381)        (578,312)      (1,131,437)     (1,166,873)      (1,258,668)     (1,098,505)
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------
Units end of year................       3,508,832        3,970,857        8,159,989       8,333,829        7,480,782       8,193,931
                                   ==============  ===============  ===============  ==============  ===============  ==============


                                           AMERICAN FUNDS
                                     GLOBAL SMALL CAPITALIZATION          AMERICAN FUNDS GROWTH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                         2015            2014             2015            2014
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........        3,297,014       3,375,743        3,527,704        3,937,244
Units issued and transferred
   from other funding options....          395,266         375,100           54,060          132,323
Units redeemed and transferred to
   other funding options.........        (568,586)       (453,829)        (506,207)        (541,863)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................        3,123,694       3,297,014        3,075,557        3,527,704
                                   ===============  ==============  ===============  ===============



                                    AMERICAN FUNDS GROWTH-INCOME
                                             SUB-ACCOUNT
                                   -------------------------------
                                        2015             2014
                                   --------------  ---------------

Units beginning of year..........       2,378,568        2,581,885
Units issued and transferred
   from other funding options....         137,901          209,589
Units redeemed and transferred to
   other funding options.........       (336,676)        (412,906)
                                   --------------  ---------------
Units end of year................       2,179,793        2,378,568
                                   ==============  ===============

                                   BLACKROCK GLOBAL ALLOCATION V.I.   DEUTSCHE I CROCI INTERNATIONAL
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   ---------------------------------  --------------------------------
                                         2015           2014 (a)           2015             2014
                                   ---------------  ---------------   ---------------  ---------------

Units beginning of year..........              402               --         1,732,959        1,888,612
Units issued and transferred
   from other funding options....           92,990              402            95,371          102,848
Units redeemed and transferred to
   other funding options.........         (16,023)               --         (264,570)        (258,501)
                                   ---------------  ---------------   ---------------  ---------------
Units end of year................           77,369              402         1,563,760        1,732,959
                                   ===============  ===============   ===============  ===============


                                      FEDERATED HIGH INCOME BOND             FEDERATED KAUFMAN
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2015              2014             2015             2014
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........            2,534            2,545            5,676            5,836
Units issued and transferred
   from other funding options....               --               --               --               --
Units redeemed and transferred to
   other funding options.........             (31)             (11)            (185)            (160)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................            2,503            2,534            5,491            5,676
                                   ===============  ===============  ===============  ===============


                                      FIDELITY VIP ASSET MANAGER         FIDELITY VIP CONTRAFUND
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2015            2014             2015             2014
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        5,426,360        5,885,530       20,382,633       17,717,451
Units issued and transferred
   from other funding options....          153,576          170,327        3,996,402        5,468,074
Units redeemed and transferred to
   other funding options.........        (659,083)        (629,497)      (2,725,988)      (2,802,892)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        4,920,853        5,426,360       21,653,047       20,382,633
                                   ===============  ===============  ===============  ===============


                                     FIDELITY VIP EQUITY-INCOME       FIDELITY VIP FUNDSMANAGER 50%
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2015             2014             2015             2014
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........          303,711          341,560      268,426,412      158,954,030
Units issued and transferred
   from other funding options....              911            3,835       83,556,244      117,006,306
Units redeemed and transferred to
   other funding options.........         (24,435)         (41,684)     (11,580,065)      (7,533,924)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................          280,187          303,711      340,402,591      268,426,412
                                   ===============  ===============  ===============  ===============


                                                                         FIDELITY VIP GOVERNMENT
                                    FIDELITY VIP FUNDSMANAGER 60%             MONEY MARKET                 FIDELITY VIP GROWTH
                                             SUB-ACCOUNT                       SUB-ACCOUNT                     SUB-ACCOUNT
                                   --------------------------------  ------------------------------  -------------------------------
                                        2015             2014             2015            2014            2015             2014
                                   ---------------  ---------------  --------------  --------------  --------------  ---------------

Units beginning of year..........      319,425,019      333,151,686       5,894,288       8,307,410       7,538,876        8,194,380
Units issued and transferred
   from other funding options....          457,348          415,030     107,299,143     142,794,372         221,157          316,464
Units redeemed and transferred to
   other funding options.........     (20,236,300)     (14,141,697)   (107,428,684)   (145,207,494)       (917,475)        (971,968)
                                   ---------------  ---------------  --------------  --------------  --------------  ---------------
Units end of year................      299,646,067      319,425,019       5,764,747       5,894,288       6,842,558        7,538,876
                                   ===============  ===============  ==============  ==============  ==============  ===============



                                        FIDELITY VIP INDEX 500
                                              SUB-ACCOUNT
                                   --------------------------------
                                         2015             2014
                                   ---------------  ---------------

Units beginning of year..........        2,778,454        3,091,556
Units issued and transferred
   from other funding options....           11,728           17,659
Units redeemed and transferred to
   other funding options.........        (325,622)        (330,761)
                                   ---------------  ---------------
Units end of year................        2,464,560        2,778,454
                                   ===============  ===============


                                         FIDELITY VIP MID CAP             FIDELITY VIP OVERSEAS
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2015             2014            2015             2014
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........        7,445,624        7,792,671          411,275         447,143
Units issued and transferred
   from other funding options....          425,914          669,936           16,903          21,166
Units redeemed and transferred to
   other funding options.........        (973,361)      (1,016,983)         (52,156)        (57,034)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................        6,898,177        7,445,624          376,022         411,275
                                   ===============  ===============  ===============  ==============


                                                                            FTVIPT FRANKLIN
                                     FTVIPT FRANKLIN INCOME VIP            MUTUAL SHARES VIP
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2015             2014            2015             2014
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........       4,717,186        4,919,666        5,080,687        5,477,366
Units issued and transferred
   from other funding options....         429,783          486,023          225,032          353,975
Units redeemed and transferred to
   other funding options.........       (731,785)        (688,503)        (769,269)        (750,654)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................       4,415,184        4,717,186        4,536,450        5,080,687
                                   ==============  ===============  ===============  ===============


                                           FTVIPT FRANKLIN
                                         SMALL CAP VALUE VIP         FTVIPT TEMPLETON FOREIGN VIP
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2015             2014            2015             2014
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........       9,145,054        9,184,423        2,354,783        2,457,017
Units issued and transferred
   from other funding options....         842,504        1,139,686          310,306          274,424
Units redeemed and transferred to
   other funding options.........     (1,204,116)      (1,179,055)        (382,147)        (376,658)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................       8,783,442        9,145,054        2,282,942        2,354,783
                                   ==============  ===============  ===============  ===============

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014:


                                           FTVIPT TEMPLETON
                                            GLOBAL BOND VIP            INVESCO V.I. AMERICAN FRANCHISE
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                   ---------------------------------  ---------------------------------
                                         2015             2014              2015              2014
                                   ----------------  ---------------  ----------------  ---------------

Units beginning of year..........        12,667,617       12,950,902             1,911           22,147
Units issued and transferred
   from other funding options....         1,072,638        1,551,847               277            2,240
Units redeemed and transferred to
   other funding options.........       (1,795,110)      (1,835,132)             (363)         (22,476)
                                   ----------------  ---------------  ----------------  ---------------
Units end of year................        11,945,145       12,667,617             1,825            1,911
                                   ================  ===============  ================  ===============



                                       INVESCO V.I. CORE EQUITY        INVESCO V.I. EQUITY AND INCOME
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                   ---------------------------------  ---------------------------------
                                        2015              2014             2015              2014
                                   ---------------  ----------------  ---------------  ----------------

Units beginning of year..........           34,703            39,835       30,622,887        31,328,255
Units issued and transferred
   from other funding options....              222                17        2,239,714         3,381,596
Units redeemed and transferred to
   other funding options.........          (7,336)           (5,149)      (3,896,320)       (4,086,964)
                                   ---------------  ----------------  ---------------  ----------------
Units end of year................           27,589            34,703       28,966,281        30,622,887
                                   ===============  ================  ===============  ================



                                    INVESCO V.I. GROWTH AND INCOME    INVESCO V.I. INTERNATIONAL GROWTH
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                   ---------------------------------  ----------------------------------
                                        2015              2014              2015             2014
                                   ---------------  ----------------  ---------------  ----------------

Units beginning of year..........              665        13,799,854        8,820,511         8,901,354
Units issued and transferred
   from other funding options....            4,318           379,286          732,708           898,858
Units redeemed and transferred to
   other funding options.........          (4,329)      (14,178,475)      (1,018,727)         (979,701)
                                   ---------------  ----------------  ---------------  ----------------
Units end of year................              654               665        8,534,492         8,820,511
                                   ===============  ================  ===============  ================

                                                                          LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE
                                    IVY FUNDS VIP ASSET STRATEGY      VARIABLE AGGRESSIVE GROWTH          VARIABLE APPRECIATION
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                         2015          2014 (a)          2015             2014            2015             2014
                                   ---------------  --------------  --------------  ---------------  ---------------  --------------

Units beginning of year..........            2,575              --      11,333,726       11,979,001        8,268,721       8,604,407
Units issued and transferred
   from other funding options....           18,664           2,575       1,598,334        1,920,641          641,450         851,450
Units redeemed and transferred to
   other funding options.........            (339)              --     (1,840,073)      (2,565,916)      (1,163,243)     (1,187,136)
                                   ---------------  --------------  --------------  ---------------  ---------------  --------------
Units end of year................           20,900           2,575      11,091,987       11,333,726        7,746,928       8,268,721
                                   ===============  ==============  ==============  ===============  ===============  ==============


                                         LMPVET CLEARBRIDGE                LMPVET CLEARBRIDGE
                                     VARIABLE DIVIDEND STRATEGY         VARIABLE LARGE CAP GROWTH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2015            2014             2015             2014
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........        9,796,222       10,244,154         200,379          242,954
Units issued and transferred
   from other funding options....          936,597        1,214,502           6,846           14,647
Units redeemed and transferred to
   other funding options.........      (1,340,971)      (1,662,434)        (51,225)         (57,222)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................        9,391,848        9,796,222         156,000          200,379
                                   ===============  ===============  ==============  ===============


                                         LMPVET CLEARBRIDGE
                                      VARIABLE LARGE CAP VALUE
                                             SUB-ACCOUNT
                                   -------------------------------
                                        2015             2014
                                   ---------------  --------------

Units beginning of year..........          369,225         319,601
Units issued and transferred
   from other funding options....           61,713         102,351
Units redeemed and transferred to
   other funding options.........         (97,661)        (52,727)
                                   ---------------  --------------
Units end of year................          333,277         369,225
                                   ===============  ==============

                                         LMPVET CLEARBRIDGE                  LMPVET PERMAL                LMPVET QS LEGG MASON
                                      VARIABLE SMALL CAP GROWTH         ALTERNATIVE SELECT VIT        VARIABLE CONSERVATIVE GROWTH
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2015            2014             2015           2014 (a)          2015            2014
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........       4,105,606        4,102,827          64,025               --       1,866,299        2,011,433
Units issued and transferred
   from other funding options....         409,903          797,486       1,126,041           64,025         197,334          227,347
Units redeemed and transferred to
   other funding options.........       (697,748)        (794,707)       (111,209)               --       (332,332)        (372,481)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................       3,817,761        4,105,606       1,078,857           64,025       1,731,301        1,866,299
                                   ==============  ===============  ==============  ===============  ==============  ===============


                                        LMPVET QS LEGG MASON             LMPVET QS LEGG MASON         LMPVIT WESTERN ASSET VARIABLE
                                           VARIABLE GROWTH             VARIABLE MODERATE GROWTH          GLOBAL HIGH YIELD BOND
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2015            2014             2015            2014             2015             2014
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........       4,529,329        4,790,185          98,417          121,395       4,320,147        4,386,878
Units issued and transferred
   from other funding options....         198,570          247,187             697            5,821         404,813          599,910
Units redeemed and transferred to
   other funding options.........       (493,758)        (508,043)        (31,495)         (28,799)       (721,375)        (666,641)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................       4,234,141        4,529,329          67,619           98,417       4,003,585        4,320,147
                                   ==============  ===============  ==============  ===============  ==============  ===============


                                       MFS VIT INVESTORS TRUST            MFS VIT NEW DISCOVERY
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2015             2014             2015             2014
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........           1,191            3,517            3,178            3,294
Units issued and transferred
   from other funding options....              --               --               --               --
Units redeemed and transferred to
   other funding options.........            (79)          (2,326)               --            (116)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................           1,112            1,191            3,178            3,178
                                   ==============  ===============  ===============  ===============


                                                                             MIST AB GLOBAL
                                          MFS VIT RESEARCH                 DYNAMIC ALLOCATION
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2015            2014             2015             2014
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........            3,115            8,132      275,344,937     286,256,086
Units issued and transferred
   from other funding options....               --               --       20,797,979      14,726,914
Units redeemed and transferred to
   other funding options.........             (24)          (5,017)     (32,463,925)    (25,638,063)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................            3,091            3,115      263,678,991     275,344,937
                                   ===============  ===============  ===============  ==============


                                    MIST ALLIANZ GLOBAL INVESTORS          MIST AMERICAN FUNDS
                                      DYNAMIC MULTI-ASSET PLUS             BALANCED ALLOCATION
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2015           2014 (b)           2015             2014
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........      18,219,524               --      264,143,945      276,830,535
Units issued and transferred
   from other funding options....      46,238,996       19,099,470       12,343,569       16,871,646
Units redeemed and transferred to
   other funding options.........     (4,657,523)        (879,946)     (30,223,961)     (29,558,236)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................      59,800,997       18,219,524      246,263,553      264,143,945
                                   ==============  ===============  ===============  ===============

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014:


                                         MIST AMERICAN FUNDS
                                          GROWTH ALLOCATION            MIST AMERICAN FUNDS GROWTH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2015             2014             2015            2014
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........      142,940,560     147,794,512       71,860,704       59,593,818
Units issued and transferred
   from other funding options....       10,181,343      15,093,995       19,365,787       25,206,532
Units redeemed and transferred to
   other funding options.........     (15,652,280)    (19,947,947)     (13,495,892)     (12,939,646)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................      137,469,623     142,940,560       77,730,599       71,860,704
                                   ===============  ==============  ===============  ===============


                                         MIST AMERICAN FUNDS             MIST AQR GLOBAL RISK
                                         MODERATE ALLOCATION                   BALANCED
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------
                                        2015             2014            2015             2014
                                   --------------  ---------------  ---------------  --------------

Units beginning of year..........     137,310,606      147,773,215      265,908,083     295,108,196
Units issued and transferred
   from other funding options....       5,116,512        5,811,912       17,722,524      14,864,956
Units redeemed and transferred to
   other funding options.........    (16,264,533)     (16,274,521)     (42,121,857)    (44,065,069)
                                   --------------  ---------------  ---------------  --------------
Units end of year................     126,162,585      137,310,606      241,508,750     265,908,083
                                   ==============  ===============  ===============  ==============


                                        MIST BLACKROCK GLOBAL
                                         TACTICAL STRATEGIES            MIST BLACKROCK HIGH YIELD
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2015            2014             2015             2014
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........      463,962,556      487,574,727       9,596,910       10,783,682
Units issued and transferred
   from other funding options....       30,759,555       21,197,067       2,244,487        3,291,085
Units redeemed and transferred to
   other funding options.........     (49,509,088)     (44,809,238)     (2,809,723)      (4,477,857)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................      445,213,023      463,962,556       9,031,674        9,596,910
                                   ===============  ===============  ==============  ===============

                                                                             MIST CLEARBRIDGE
                                    MIST CLARION GLOBAL REAL ESTATE          AGGRESSIVE GROWTH
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   ---------------------------------  -------------------------------
                                         2015            2014              2015             2014
                                   ---------------  ---------------   ---------------  --------------

Units beginning of year..........       17,245,897       11,099,591        38,472,258      36,299,683
Units issued and transferred
   from other funding options....        2,066,679        9,572,619         7,454,895      15,149,360
Units redeemed and transferred to
   other funding options.........      (3,835,574)      (3,426,313)      (10,229,320)    (12,976,785)
                                   ---------------  ---------------   ---------------  --------------
Units end of year................       15,477,002       17,245,897        35,697,833      38,472,258
                                   ===============  ===============   ===============  ==============


                                          MIST GOLDMAN SACHS               MIST HARRIS OAKMARK
                                             MID CAP VALUE                    INTERNATIONAL
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2015             2014            2015             2014
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........        7,477,599        7,939,384       26,551,192      25,769,452
Units issued and transferred
   from other funding options....          909,368        1,518,268        3,949,293       5,859,747
Units redeemed and transferred to
   other funding options.........      (1,873,196)      (1,980,053)      (5,161,480)     (5,078,007)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................        6,513,771        7,477,599       25,339,005      26,551,192
                                   ===============  ===============  ===============  ==============


                                             MIST INVESCO
                                       BALANCED-RISK ALLOCATION           MIST INVESCO COMSTOCK
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2015             2014            2015             2014
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........      758,894,714      800,860,953       43,175,673      26,889,264
Units issued and transferred
   from other funding options....      110,674,691      107,191,182        3,588,670      23,440,874
Units redeemed and transferred to
   other funding options.........    (120,155,059)    (149,157,421)      (6,812,885)     (7,154,465)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................      749,414,346      758,894,714       39,951,458      43,175,673
                                   ===============  ===============  ===============  ==============


                                     MIST INVESCO MID CAP VALUE      MIST INVESCO SMALL CAP GROWTH       MIST JPMORGAN CORE BOND
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2015             2014            2015             2014            2015             2014
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........       6,927,870        4,619,902      11,824,275       13,003,134      32,404,332       29,439,490
Units issued and transferred
   from other funding options....       1,471,034        3,350,673       2,126,130        1,937,345       5,583,982        8,988,746
Units redeemed and transferred to
   other funding options.........     (1,090,525)      (1,042,705)     (2,412,545)      (3,116,204)     (6,586,714)      (6,023,904)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................       7,308,379        6,927,870      11,537,860       11,824,275      31,401,600       32,404,332
                                   ==============  ===============  ==============  ===============  ==============  ===============


                                        MIST JPMORGAN GLOBAL                                               MIST LOOMIS SAYLES
                                          ACTIVE ALLOCATION          MIST JPMORGAN SMALL CAP VALUE           GLOBAL MARKETS
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2015             2014            2015             2014            2015             2014
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........     747,266,184      649,853,969       1,417,944        1,455,583      10,444,732       10,842,823
Units issued and transferred
   from other funding options....     183,798,458      170,099,962          82,373          187,504       1,293,487        1,881,971
Units redeemed and transferred to
   other funding options.........   (102,144,907)     (72,687,747)       (212,764)        (225,143)     (2,208,091)      (2,280,062)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................     828,919,735      747,266,184       1,287,553        1,417,944       9,530,128       10,444,732
                                   ==============  ===============  ==============  ===============  ==============  ===============

                                                                      MIST MET/
                                          MIST LORD ABBETT             ARTISAN           MIST MET/EATON VANCE
                                           BOND DEBENTURE           INTERNATIONAL            FLOATING RATE
                                             SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
                                   ------------------------------  --------------  --------------------------------
                                        2015            2014          2015 (c)           2015             2014
                                   --------------  --------------  --------------  ---------------  ---------------

Units beginning of year..........       8,190,115       9,341,018              --        6,743,439        7,519,969
Units issued and transferred
   from other funding options....       1,200,893       1,778,947          13,794        1,401,318        1,914,132
Units redeemed and transferred to
   other funding options.........     (2,154,111)     (2,929,850)         (1,000)      (2,159,428)      (2,690,662)
                                   --------------  --------------  --------------  ---------------  ---------------
Units end of year................       7,236,897       8,190,115          12,794        5,985,329        6,743,439
                                   ==============  ==============  ==============  ===============  ===============



                                           MIST MET/FRANKLIN               MIST MET/TEMPLETON
                                       LOW DURATION TOTAL RETURN           INTERNATIONAL BOND
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2015            2014              2015            2014
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       17,421,682       14,050,793        3,537,497        3,905,329
Units issued and transferred
   from other funding options....        5,572,005        9,769,054          523,212          444,582
Units redeemed and transferred to
   other funding options.........      (6,746,729)      (6,398,165)        (699,593)        (812,414)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       16,246,958       17,421,682        3,361,116        3,537,497
                                   ===============  ===============  ===============  ===============



                                            MIST METLIFE
                                        ASSET ALLOCATION 100
                                             SUB-ACCOUNT
                                   --------------------------------
                                        2015             2014
                                   ---------------  ---------------

Units beginning of year..........       39,915,870       42,451,280
Units issued and transferred
   from other funding options....        1,828,840        3,131,273
Units redeemed and transferred to
   other funding options.........      (4,601,483)      (5,666,683)
                                   ---------------  ---------------
Units end of year................       37,143,227       39,915,870
                                   ===============  ===============

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014:


                                                                       MIST METLIFE MULTI-INDEX
                                     MIST METLIFE BALANCED PLUS              TARGETED RISK           MIST METLIFE SMALL CAP VALUE
                                             SUB-ACCOUNT                      SUB-ACCOUNT                     SUB-ACCOUNT
                                   -------------------------------  ------------------------------  -------------------------------
                                        2015             2014            2015            2014            2015             2014
                                   --------------  ---------------  --------------  --------------  ---------------  --------------

Units beginning of year..........     569,859,186      547,096,627     281,516,918     153,950,143       12,299,087      13,992,716
Units issued and transferred
   from other funding options....      52,530,370       67,969,703     195,537,842     155,759,625          696,285       1,447,253
Units redeemed and transferred to
   other funding options.........    (70,175,265)     (45,207,144)    (41,992,748)    (28,192,850)      (2,269,561)     (3,140,882)
                                   --------------  ---------------  --------------  --------------  ---------------  --------------
Units end of year................     552,214,291      569,859,186     435,062,012     281,516,918       10,725,811      12,299,087
                                   ==============  ===============  ==============  ==============  ===============  ==============


                                              MIST MFS                         MIST MFS                    MIST MORGAN STANLEY
                                       EMERGING MARKETS EQUITY          RESEARCH INTERNATIONAL               MID CAP GROWTH
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2015             2014             2015            2014             2015            2014
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........       42,182,331      41,623,177       18,585,662      19,616,483       12,928,550      13,099,903
Units issued and transferred
   from other funding options....        7,953,715      10,380,546        2,420,616       1,973,110        1,292,590       1,969,239
Units redeemed and transferred to
   other funding options.........      (7,511,429)     (9,821,392)      (2,849,938)     (3,003,931)      (1,572,882)     (2,140,592)
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................       42,624,617      42,182,331       18,156,340      18,585,662       12,648,258      12,928,550
                                   ===============  ==============  ===============  ==============  ===============  ==============

                                          MIST OPPENHEIMER                   MIST PANAGORA                     MIST PIMCO
                                            GLOBAL EQUITY               GLOBAL DIVERSIFIED RISK         INFLATION PROTECTED BOND
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2015             2014            2015           2014 (b)          2015             2014
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........       2,866,078        3,127,720        9,788,108              --       50,751,209      57,648,505
Units issued and transferred
   from other funding options....         127,425          158,724       15,578,995      11,245,493        5,226,296       6,093,264
Units redeemed and transferred to
   other funding options.........       (473,405)        (420,366)      (3,594,824)     (1,457,385)      (9,879,172)    (12,990,560)
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------
Units end of year................       2,520,098        2,866,078       21,772,279       9,788,108       46,098,333      50,751,209
                                   ==============  ===============  ===============  ==============  ===============  ==============



                                       MIST PIMCO TOTAL RETURN             MIST PIONEER FUND
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                         2015            2014             2015            2014
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........      103,504,587     118,419,838       12,549,377       12,432,551
Units issued and transferred
   from other funding options....       11,840,703      16,795,318        1,609,985        2,058,176
Units redeemed and transferred to
   other funding options.........     (23,572,602)    (31,710,569)      (1,714,454)      (1,941,350)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................       91,772,688     103,504,587       12,444,908       12,549,377
                                   ===============  ==============  ===============  ===============



                                    MIST PIONEER STRATEGIC INCOME
                                             SUB-ACCOUNT
                                   -------------------------------
                                        2015             2014
                                   --------------  ---------------

Units beginning of year..........      54,471,343       41,450,021
Units issued and transferred
   from other funding options....      18,163,596       21,542,858
Units redeemed and transferred to
   other funding options.........     (9,372,481)      (8,521,536)
                                   --------------  ---------------
Units end of year................      63,262,458       54,471,343
                                   ==============  ===============

                                              MIST PYRAMIS
                                            GOVERNMENT INCOME           MIST PYRAMIS MANAGED RISK
                                               SUB-ACCOUNT                     SUB-ACCOUNT
                                     -------------------------------  ------------------------------
                                          2015            2014             2015            2014
                                     --------------  ---------------  --------------  --------------

Units beginning of year............      62,286,953       69,488,361      14,204,266       7,294,047
Units issued and transferred
   from other funding options......      17,467,934        9,869,116      21,363,188       8,511,959
Units redeemed and transferred to
   other funding options...........    (19,605,618)     (17,070,524)     (4,149,474)     (1,601,740)
                                     --------------  ---------------  --------------  --------------
Units end of year..................      60,149,269       62,286,953      31,417,980      14,204,266
                                     ==============  ===============  ==============  ==============


                                             MIST SCHRODERS                     MIST SSGA
                                           GLOBAL MULTI-ASSET             GROWTH AND INCOME ETF            MIST SSGA GROWTH ETF
                                               SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  ------------------------------  ------------------------------
                                          2015            2014             2015            2014            2015            2014
                                     --------------  ---------------  --------------  --------------  --------------  --------------

Units beginning of year............     400,460,215      375,261,358     101,616,119     110,435,377      34,092,389      35,919,224
Units issued and transferred
   from other funding options......     125,494,383       78,123,472       4,020,856       4,643,095       3,610,428       3,767,077
Units redeemed and transferred to
   other funding options...........    (58,703,583)     (52,924,615)    (11,861,984)    (13,462,353)     (4,711,154)     (5,593,912)
                                     --------------  ---------------  --------------  --------------  --------------  --------------
Units end of year..................     467,251,015      400,460,215      93,774,991     101,616,119      32,991,663      34,092,389
                                     ==============  ===============  ==============  ==============  ==============  ==============


                                           MIST T. ROWE PRICE
                                             LARGE CAP VALUE
                                               SUB-ACCOUNT
                                     -------------------------------
                                           2015            2014
                                     ---------------  --------------

Units beginning of year............       13,521,347      11,320,980
Units issued and transferred
   from other funding options......        1,142,766       4,566,334
Units redeemed and transferred to
   other funding options...........      (2,513,958)     (2,365,967)
                                     ---------------  --------------
Units end of year..................       12,150,155      13,521,347
                                     ===============  ==============

                                                                       MIST TCW
                                         MIST T. ROWE PRICE              CORE                  MIST WMC
                                           MID CAP GROWTH            FIXED INCOME         LARGE CAP RESEARCH
                                             SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                   -------------------------------  --------------  -------------------------------
                                        2015            2014           2015 (d)          2015             2014
                                   --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........      32,310,271       37,965,912              --        1,151,671       1,260,254
Units issued and transferred
   from other funding options....       3,078,951        3,650,675           7,607           57,769         135,560
Units redeemed and transferred to
   other funding options.........     (7,602,510)      (9,306,316)           (186)        (195,928)       (244,143)
                                   --------------  ---------------  --------------  ---------------  --------------
Units end of year................      27,786,712       32,310,271           7,421        1,013,512       1,151,671
                                   ==============  ===============  ==============  ===============  ==============



                                         MSF BAILLIE GIFFORD                 MSF BARCLAYS                     MSF BLACKROCK
                                         INTERNATIONAL STOCK             AGGREGATE BOND INDEX                  BOND INCOME
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2015             2014            2015             2014            2015             2014
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........       27,573,117      29,549,817       16,099,701      13,536,937        1,105,752       1,054,348
Units issued and transferred
   from other funding options....        2,341,820       2,706,528        6,472,916       6,144,916          302,840         243,287
Units redeemed and transferred to
   other funding options.........      (5,068,642)     (4,683,228)      (4,540,059)     (3,582,152)        (212,298)       (191,883)
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................       24,846,295      27,573,117       18,032,558      16,099,701        1,196,294       1,105,752
                                   ===============  ==============  ===============  ==============  ===============  ==============

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014:


                                            MSF BLACKROCK                    MSF BLACKROCK                    MSF BLACKROCK
                                        CAPITAL APPRECIATION                LARGE CAP VALUE                   MONEY MARKET
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                         2015            2014             2015            2014            2015             2014
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........          639,908         721,215          229,967         225,190       39,068,482      44,329,198
Units issued and transferred
   from other funding options....           70,075          99,371           67,694          49,481       27,939,873      34,263,648
Units redeemed and transferred to
   other funding options.........        (130,801)       (180,678)         (52,048)        (44,704)     (27,967,693)    (39,524,364)
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................          579,182         639,908          245,613         229,967       39,040,662      39,068,482
                                   ===============  ==============  ===============  ==============  ===============  ==============


                                                                                                            MSF LOOMIS SAYLES
                                     MSF FRONTIER MID CAP GROWTH          MSF JENNISON GROWTH                SMALL CAP CORE
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  ------------------------------
                                        2015             2014            2015            2014             2015            2014
                                   --------------  ---------------  --------------  ---------------  --------------  --------------

Units beginning of year..........       4,248,372        4,767,721      27,528,387       32,574,197         261,060         283,327
Units issued and transferred
   from other funding options....         926,646          469,614       2,170,102        2,242,773          23,649          28,393
Units redeemed and transferred to
   other funding options.........     (1,365,620)        (988,963)     (5,710,052)      (7,288,583)        (33,758)        (50,660)
                                   --------------  ---------------  --------------  ---------------  --------------  --------------
Units end of year................       3,809,398        4,248,372      23,988,437       27,528,387         250,951         261,060
                                   ==============  ===============  ==============  ===============  ==============  ==============

                                          MSF LOOMIS SAYLES                  MSF MET/ARTISAN
                                          SMALL CAP GROWTH                    MID CAP VALUE
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2015             2014             2015             2014
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........           16,302           12,506       11,205,267       13,125,790
Units issued and transferred
   from other funding options....            2,801            5,011          798,484          999,169
Units redeemed and transferred to
   other funding options.........            (900)          (1,215)      (1,951,153)      (2,919,692)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................           18,203           16,302       10,052,598       11,205,267
                                   ===============  ===============  ===============  ===============


                                         MSF MET/DIMENSIONAL                   MSF METLIFE
                                     INTERNATIONAL SMALL COMPANY           ASSET ALLOCATION 20
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2015             2014             2015             2014
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........        3,070,324       3,208,551        2,973,577          557,035
Units issued and transferred
   from other funding options....          831,227         923,235        3,666,154        4,014,103
Units redeemed and transferred to
   other funding options.........        (702,698)     (1,061,462)      (1,856,857)      (1,597,561)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................        3,198,853       3,070,324        4,782,874        2,973,577
                                   ===============  ==============  ===============  ===============


                                              MSF METLIFE                       MSF METLIFE
                                          ASSET ALLOCATION 40               ASSET ALLOCATION 60
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2015             2014             2015             2014
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........      341,017,115          550,896      489,838,225        3,073,122
Units issued and transferred
   from other funding options....        6,819,800      384,962,898       15,596,548      533,719,873
Units redeemed and transferred to
   other funding options.........     (49,878,037)     (44,496,679)     (59,327,387)     (46,954,770)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................      297,958,878      341,017,115      446,107,386      489,838,225
                                   ===============  ===============  ===============  ===============

                                             MSF METLIFE                      MSF METLIFE
                                         ASSET ALLOCATION 80              MID CAP STOCK INDEX            MSF METLIFE STOCK INDEX
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                         2015            2014             2015            2014            2015             2014
                                   ---------------  --------------  ---------------  --------------  --------------  ---------------

Units beginning of year..........      420,572,925       3,927,901        5,178,461       5,501,359      28,264,874       28,624,388
Units issued and transferred
   from other funding options....       11,840,482     453,377,945          988,386       1,229,805       4,504,075        6,253,090
Units redeemed and transferred to
   other funding options.........     (44,089,755)    (36,732,921)      (1,055,378)     (1,552,703)     (7,119,164)      (6,612,604)
                                   ---------------  --------------  ---------------  --------------  --------------  ---------------
Units end of year................      388,323,652     420,572,925        5,111,469       5,178,461      25,649,785       28,264,874
                                   ===============  ==============  ===============  ==============  ==============  ===============



                                        MSF MFS TOTAL RETURN                MSF MFS VALUE                 MSF MSCI EAFE INDEX
                                             SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  ------------------------------  -------------------------------
                                        2015            2014             2015            2014            2015             2014
                                   --------------  ---------------  --------------  --------------  ---------------  --------------

Units beginning of year..........         756,067          814,124      10,916,908      12,139,878        8,697,532       8,809,646
Units issued and transferred
   from other funding options....          82,475           82,183       2,504,720       1,347,935        2,367,341       1,960,333
Units redeemed and transferred to
   other funding options.........       (127,767)        (140,240)     (2,555,438)     (2,570,905)      (2,294,322)     (2,072,447)
                                   --------------  ---------------  --------------  --------------  ---------------  --------------
Units end of year................         710,775          756,067      10,866,190      10,916,908        8,770,551       8,697,532
                                   ==============  ===============  ==============  ==============  ===============  ==============


                                    MSF NEUBERGER BERMAN GENESIS         MSF RUSSELL 2000 INDEX
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2015            2014             2015             2014
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........        7,109,782        8,020,175       5,807,014        5,835,501
Units issued and transferred
   from other funding options....          596,532          707,452       1,423,551        1,445,125
Units redeemed and transferred to
   other funding options.........      (1,367,197)      (1,617,845)     (1,713,759)      (1,473,612)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................        6,339,117        7,109,782       5,516,806        5,807,014
                                   ===============  ===============  ==============  ===============


                                          MSF T. ROWE PRICE                 MSF T. ROWE PRICE
                                          LARGE CAP GROWTH                  SMALL CAP GROWTH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2015            2014             2015             2014
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........       15,015,374       14,688,080         321,073          356,919
Units issued and transferred
   from other funding options....       10,061,304        5,921,810         125,375           53,389
Units redeemed and transferred to
   other funding options.........      (5,222,820)      (5,594,516)        (73,014)         (89,235)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................       19,853,858       15,015,374         373,434          321,073
                                   ===============  ===============  ==============  ===============


                                             MSF VAN ECK             MSF WESTERN ASSET MANAGEMENT
                                      GLOBAL NATURAL RESOURCES       STRATEGIC BOND OPPORTUNITIES
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------
                                        2015             2014            2015           2014 (a)
                                   ---------------  --------------  --------------  ---------------

Units beginning of year..........        6,586,665       6,278,667             398               --
Units issued and transferred
   from other funding options....        3,338,775       1,787,920           6,964              398
Units redeemed and transferred to
   other funding options.........      (1,588,938)     (1,479,922)           (817)               --
                                   ---------------  --------------  --------------  ---------------
Units end of year................        8,336,502       6,586,665           6,545              398
                                   ===============  ==============  ==============  ===============

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014:


                                    MSF WESTERN ASSET MANAGEMENT             MSF WMC CORE
                                           U.S. GOVERNMENT               EQUITY OPPORTUNITIES         NEUBERGER BERMAN GENESIS
                                             SUB-ACCOUNT                      SUB-ACCOUNT                    SUB-ACCOUNT
                                   -------------------------------  ------------------------------  ------------------------------
                                        2015            2014             2015            2014            2015            2014
                                   --------------  ---------------  --------------  --------------  --------------  --------------

Units beginning of year..........      15,346,536       16,417,493      30,718,018      36,209,587             393             474
Units issued and transferred
   from other funding options....       2,489,463        2,668,864       1,037,897       2,050,455              75              --
Units redeemed and transferred to
   other funding options.........     (2,766,439)      (3,739,821)     (5,399,278)     (7,542,024)           (151)            (81)
                                   --------------  ---------------  --------------  --------------  --------------  --------------
Units end of year................      15,069,560       15,346,536      26,356,637      30,718,018             317             393
                                   ==============  ===============  ==============  ==============  ==============  ==============


                                                                            OPPENHEIMER VA
                                      OPPENHEIMER VA CORE BOND           MAIN STREET SMALL CAP         OPPENHEIMER VA MAIN STREET
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                         2015            2014             2015            2014            2015             2014
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........            1,362           1,493        4,346,502       4,655,290           13,372          14,316
Units issued and transferred
   from other funding options....               --              --          290,602         411,658              575              --
Units redeemed and transferred to
   other funding options.........            (136)           (131)        (583,221)       (720,446)          (1,011)           (944)
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................            1,226           1,362        4,053,883       4,346,502           12,936          13,372
                                   ===============  ==============  ===============  ==============  ===============  ==============

                                                                                 PIMCO VIT
                                                                           COMMODITY REALRETURN
                                         OPPENHEIMER VA MONEY                    STRATEGY
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2015             2014             2015           2014 (a)
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........              696              723            1,515               --
Units issued and transferred
   from other funding options....               --               --           42,876            1,515
Units redeemed and transferred to
   other funding options.........             (28)             (27)          (5,058)               --
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................              668              696           39,333            1,515
                                   ===============  ===============  ===============  ===============



                                              PIMCO VIT
                                        EMERGING MARKETS BOND         PIMCO VIT UNCONSTRAINED BOND
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2015           2014 (a)           2015           2014 (a)
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........            1,592               --              478               --
Units issued and transferred
   from other funding options....           46,798            1,592           30,612              478
Units redeemed and transferred to
   other funding options.........          (4,108)               --          (1,845)               --
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................           44,282            1,592           29,245              478
                                   ===============  ===============  ===============  ===============




                                      PIONEER VCT MID CAP VALUE       PIONEER VCT REAL ESTATE SHARES
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2015             2014              2015             2014
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        1,581,277        1,719,853            8,772           11,399
Units issued and transferred
   from other funding options....          123,362          151,338              881              225
Units redeemed and transferred to
   other funding options.........        (243,273)        (289,914)          (1,423)          (2,852)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        1,461,366        1,581,277            8,230            8,772
                                   ===============  ===============  ===============  ===============


                                      T. ROWE PRICE GROWTH STOCK     T. ROWE PRICE INTERNATIONAL STOCK
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  ----------------------------------
                                        2015              2014             2015              2014
                                   ---------------  ---------------   ---------------  ---------------

Units beginning of year..........           52,254           62,571            39,998           41,360
Units issued and transferred
   from other funding options....            5,247            6,322             8,179            2,072
Units redeemed and transferred to
   other funding options.........         (12,809)         (16,639)          (20,907)          (3,434)
                                   ---------------  ---------------   ---------------  ---------------
Units end of year................           44,692           52,254            27,270           39,998
                                   ===============  ===============   ===============  ===============


                                                                              TAP 1919 VARIABLE
                                      T. ROWE PRICE PRIME RESERVE       SOCIALLY RESPONSIVE BALANCED
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                   ---------------------------------  --------------------------------
                                         2015             2014              2015            2014
                                   ----------------  ---------------  ---------------  ---------------

Units beginning of year..........            29,487           31,743            6,406            7,932
Units issued and transferred
   from other funding options....            26,424           28,287              657              427
Units redeemed and transferred to
   other funding options.........          (27,157)         (30,543)          (1,429)          (1,953)
                                   ----------------  ---------------  ---------------  ---------------
Units end of year................            28,754           29,487            5,634            6,406
                                   ================  ===============  ===============  ===============


                                                                           VAN ECK VIP LONG/SHORT
                                       UIF GLOBAL INFRASTRUCTURE                EQUITY INDEX
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                   ---------------------------------  --------------------------------
                                         2015           2014 (a)           2015            2014 (a)
                                   ---------------  ----------------  ---------------  ---------------

Units beginning of year..........              664                --            1,662               --
Units issued and transferred
   from other funding options....           33,687               664           27,896            1,662
Units redeemed and transferred to
   other funding options.........          (1,980)                --          (2,561)               --
                                   ---------------  ----------------  ---------------  ---------------
Units end of year................           32,371               664           26,997            1,662
                                   ===============  ================  ===============  ===============

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series or fund, for the respective stated periods in the five years ended December 31, 2015:

                                                          AS OF DECEMBER 31
                                            ---------------------------------------------
                                                             UNIT VALUE
                                                              LOWEST TO          NET
                                                UNITS        HIGHEST ($)     ASSETS ($)
                                            ------------  ---------------  --------------
  Alger Small Cap Growth              2015     3,508,832    13.61 - 13.92      48,208,209
     Sub-Account                      2014     3,970,857    14.28 - 14.58      57,195,868
                                      2013     4,387,118    14.41 - 14.70      63,772,199
                                      2012     4,795,545    10.89 - 11.09      52,626,085
                                      2011     5,212,661      9.82 - 9.98      51,540,007

  American Funds Bond                 2015     8,159,989    16.20 - 19.35     146,511,985
     Sub-Account                      2014     8,333,829    16.47 - 19.48     151,245,946
                                      2013     8,361,945    15.94 - 18.68     146,158,351
                                      2012     7,687,811    16.60 - 19.27     139,213,016
                                      2011     6,703,194    16.06 - 18.46     116,697,267

  American Funds Global               2015     7,480,782    34.27 - 44.51     300,649,358
     Growth Sub-Account               2014     8,193,931    32.79 - 42.00     312,209,187
                                      2013     8,333,553    32.79 - 41.42     314,826,203
                                      2012     8,485,913    25.98 - 32.35     251,295,328
                                      2011     8,205,329    21.69 - 26.44     200,460,185

  American Funds Global Small         2015     3,123,694    12.77 - 39.82     113,155,266
     Capitalization Sub-Account       2014     3,297,014    13.05 - 40.07     122,112,070
                                      2013     3,375,743    33.79 - 39.59     124,184,003
                                      2012     3,385,796    26.85 - 31.14      98,386,346
                                      2011     3,080,674    23.15 - 26.58      76,801,888

  American Funds Growth               2015     3,075,557  186.96 - 293.21     754,095,254
     Sub-Account                      2014     3,527,704  179.03 - 276.84     821,201,132
                                      2013     3,937,244  168.83 - 257.41     856,560,204
                                      2012     4,113,319  132.79 - 199.62     696,665,988
                                      2011     3,976,212  115.27 - 170.85     577,437,630

  American Funds                      2015     2,179,793  126.48 - 198.34     358,450,579
     Growth-Income Sub-Account        2014     2,378,568  127.56 - 197.24     390,905,716
                                      2013     2,581,885  117.99 - 179.88     388,319,990
                                      2012     2,745,842   90.43 - 135.94     312,823,451
                                      2011     2,773,925   78.78 - 116.75     272,388,909

  BlackRock Global Allocation V.I.    2015        77,369    19.63 - 21.37       1,566,871
     Sub-Account                      2014           402            21.30           8,557
     (Commenced 11/19/2014)

  Deutsche I CROCI International      2015     1,563,760      7.92 - 7.99      12,496,599
     Sub-Account                      2014     1,732,959      8.50 - 8.57      14,851,303
                                      2013     1,888,612      9.76 - 9.85      18,592,794
                                      2012     2,040,232      8.24 - 8.30      16,933,216
                                      2011     2,245,605      6.92 - 6.97      15,659,285

                                                       FOR THE YEAR ENDED DECEMBER 31
                                            ---------------------------------------------------
                                             INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                INCOME          LOWEST TO          LOWEST TO
                                               RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                            --------------  ----------------  -----------------
  Alger Small Cap Growth              2015         --         1.25 - 1.40       (4.66) - (4.52)
     Sub-Account                      2014         --         1.25 - 1.40       (0.96) - (0.81)
                                      2013         --         1.25 - 1.40         32.40 - 32.59
                                      2012         --         1.25 - 1.40         10.93 - 11.09
                                      2011         --         1.25 - 1.40       (4.52) - (4.38)

  American Funds Bond                 2015       1.68         0.95 - 1.90       (1.61) - (0.67)
     Sub-Account                      2014       1.94         0.95 - 1.90           3.30 - 4.28
                                      2013       1.84         0.95 - 1.90       (4.00) - (3.08)
                                      2012       2.64         0.95 - 1.90           3.38 - 4.37
                                      2011       3.37         0.95 - 1.90           4.11 - 5.11

  American Funds Global               2015       0.99         0.90 - 2.30           4.51 - 5.98
     Growth Sub-Account               2014       1.16         0.90 - 2.30         (0.01) - 1.40
                                      2013       1.26         0.90 - 2.30         26.24 - 28.02
                                      2012       0.94         0.90 - 2.30          7.06 - 21.40
                                      2011       1.37         0.95 - 2.30      (10.95) - (9.75)

  American Funds Global Small         2015         --         0.89 - 1.90       (6.47) - (0.62)
     Capitalization Sub-Account       2014       0.12         0.89 - 1.90           0.20 - 1.67
                                      2013       0.87         0.89 - 1.90         25.87 - 27.14
                                      2012       1.35         0.89 - 1.90          2.91 - 17.13
                                      2011       1.34         0.89 - 1.90     (20.66) - (19.86)

  American Funds Growth               2015       0.58         0.89 - 2.30           4.43 - 5.91
     Sub-Account                      2014       0.77         0.89 - 2.30           6.04 - 7.55
                                      2013       0.93         0.89 - 2.30         27.15 - 28.95
                                      2012       0.81         0.89 - 2.30          1.85 - 16.84
                                      2011       0.63         0.89 - 2.30       (6.45) - (5.12)

  American Funds                      2015       1.28         0.89 - 2.30         (0.85) - 0.56
     Growth-Income Sub-Account        2014       1.27         0.89 - 2.30           8.12 - 9.65
                                      2013       1.35         0.89 - 2.30         30.47 - 32.32
                                      2012       1.64         0.89 - 2.30         14.80 - 16.44
                                      2011       1.60         0.89 - 2.30       (4.06) - (2.70)

  BlackRock Global Allocation V.I.    2015       2.16         0.90 - 1.60       (5.15) - (0.44)
     Sub-Account                      2014       2.13                1.10                (0.45)
     (Commenced 11/19/2014)

  Deutsche I CROCI International      2015       4.14         1.35 - 1.40       (6.80) - (6.75)
     Sub-Account                      2014       1.76         1.35 - 1.40     (12.99) - (12.95)
                                      2013       5.30         1.35 - 1.40         18.56 - 18.62
                                      2012       2.19         1.35 - 1.40         18.96 - 19.02
                                      2011       1.83         1.35 - 1.40     (17.83) - (17.79)

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------  -------------------------------------------------
                                                     UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                      LOWEST TO           NET         INCOME          LOWEST TO         LOWEST TO
                                         UNITS       HIGHEST ($)      ASSETS ($)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                     ------------  ---------------  -------------  -------------  ----------------  ----------------
  Federated High Income Bond   2015         2,503            10.00         25,030       5.62               1.40               (3.93)
     Sub-Account               2014         2,534            10.41         26,376       5.88               1.40                 1.26
                               2013         2,545            10.28         26,166       6.76               1.40                 5.50
                               2012         2,556             9.74         24,908       8.87               1.40                13.09
                               2011         3,549             8.62         30,572       8.62               1.40                 3.71

  Federated Kaufman            2015         5,491             8.73         47,958         --               1.40                 4.90
     Sub-Account               2014         5,676             8.33         47,253         --               1.40                 8.19
                               2013         5,836             7.70         44,907         --               1.40                38.18
                               2012         6,002             5.57         33,424         --               1.40                15.65
                               2011        12,138             4.82         58,454       1.12               1.40              (14.47)

  Fidelity VIP Asset Manager   2015     4,920,853    15.35 - 16.34     76,132,122       1.53        0.89 - 1.40      (1.25) - (0.75)
     Sub-Account               2014     5,426,360    15.54 - 16.47     84,977,763       1.47        0.89 - 1.40          4.36 - 4.90
                               2013     5,885,530    14.88 - 15.70     88,274,483       1.55        0.89 - 1.40        14.10 - 14.68
                               2012     6,517,939    13.04 - 13.69     85,640,352       1.49        0.89 - 1.40        10.91 - 11.48
                               2011     7,353,740    11.75 - 12.28     87,071,337       1.88        0.89 - 1.40      (3.91) - (3.42)

  Fidelity VIP Contrafund      2015    21,653,047     6.17 - 71.00    581,923,231       0.94        0.89 - 2.25      (1.68) - (0.22)
     Sub-Account               2014    20,382,633     6.24 - 71.28    631,948,733       0.89        0.89 - 2.25         9.33 - 10.95
                               2013    17,717,451     5.67 - 64.36    611,972,926       1.04        0.89 - 2.25        10.23 - 30.12
                               2012    15,604,750    12.42 - 49.54    471,113,726       1.36        0.89 - 2.25        13.71 - 15.38
                               2011    15,588,853    10.76 - 43.00    388,526,965       1.01        0.89 - 2.25      (4.80) - (3.38)

  Fidelity VIP Equity-Income   2015       280,187            17.70      4,959,137       3.11               1.40               (5.30)
     Sub-Account               2014       303,711            18.69      5,676,328       2.75               1.40                 7.21
                               2013       341,560            17.43      5,954,600       2.41               1.40                26.37
                               2012       400,352            13.80      5,523,241       2.96               1.40                15.67
                               2011       460,289            11.93      5,489,918       2.37               1.40               (0.43)

  Fidelity VIP FundsManager    2015   340,402,591    12.86 - 13.05  4,406,702,675       1.25        1.90 - 2.05      (1.89) - (1.75)
     50% Sub-Account           2014   268,426,412    13.11 - 13.28  3,538,458,593       1.45        1.90 - 2.05          2.96 - 3.12
     (Commenced 7/23/2012)     2013   158,954,030    12.73 - 12.88  2,033,793,788       1.55        1.90 - 2.05        12.57 - 12.74
                               2012    39,080,828    11.31 - 11.42    443,823,085       2.69        1.90 - 2.05          1.76 - 4.11

  Fidelity VIP FundsManager    2015   299,646,067    12.24 - 12.39  3,688,709,449       1.05        1.90 - 2.05      (1.63) - (1.48)
     60% Sub-Account           2014   319,425,019    12.44 - 12.58  3,994,437,491       1.24        1.90 - 2.05          3.27 - 3.42
                               2013   333,151,686    12.05 - 12.16  4,031,523,824       1.16        1.90 - 2.05        16.21 - 16.38
                               2012   345,636,001    10.37 - 10.45  3,596,633,088       1.53        1.90 - 2.05          9.33 - 9.49
                               2011   272,464,191      9.48 - 9.54  2,591,601,265       2.00        1.90 - 2.05      (4.01) - (3.87)

  Fidelity VIP Government      2015     5,764,747     6.85 - 10.34     49,654,013       0.02        0.89 - 2.05      (2.02) - (0.86)
     Money Market Sub-Account  2014     5,894,288     6.95 - 10.53     50,947,648       0.01        0.89 - 2.05      (2.02) - (0.88)
                               2013     8,307,410     7.04 - 10.73     76,155,346       0.02        0.89 - 2.05      (2.01) - (0.86)
                               2012     8,041,430     7.14 - 10.94     73,659,399       0.12        0.89 - 2.05      (1.93) - (0.76)
                               2011     8,001,050     7.23 - 11.14     73,068,632       0.09        0.89 - 2.05      (1.94) - (0.77)

  Fidelity VIP Growth          2015     6,842,558    23.31 - 24.69    160,925,919       0.25        0.89 - 1.40          5.68 - 6.23
     Sub-Account               2014     7,538,876    22.06 - 23.24    167,673,930       0.18        0.89 - 1.40         9.75 - 10.31
                               2013     8,194,380    20.10 - 21.07    165,968,439       0.29        0.89 - 1.40        34.44 - 35.13
                               2012     9,085,626    14.95 - 15.59    136,799,312       0.59        0.89 - 1.40        13.09 - 13.67
                               2011     9,918,387    13.22 - 13.72    131,974,709       0.36        0.89 - 1.40      (1.19) - (0.68)



             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  Fidelity VIP Index 500        2015     2,464,560    25.24 - 26.83      62,224,177
     Sub-Account                2014     2,778,454    25.25 - 26.71      70,165,982
                                2013     3,091,556    22.53 - 23.73      69,677,247
                                2012     3,530,426    17.27 - 18.10      60,984,620
                                2011     3,976,112    15.10 - 15.76      60,061,917

  Fidelity VIP Mid Cap          2015     6,898,177    53.12 - 62.44     401,284,587
     Sub-Account                2014     7,445,624    55.03 - 64.08     446,277,693
                                2013     7,792,671    52.90 - 61.01     446,581,942
                                2012     7,598,912    39.68 - 45.33     324,832,892
                                2011     6,289,465    35.30 - 39.95     237,701,501

  Fidelity VIP Overseas         2015       376,022    11.55 - 13.19       4,615,792
     Sub-Account                2014       411,275    11.28 - 12.89       4,942,746
                                2013       447,143    12.41 - 14.19       5,925,521
                                2012       509,517     9.62 - 11.02       5,241,037
                                2011       540,072      8.06 - 9.24       4,664,192

  FTVIPT Franklin Income VIP    2015     4,415,184    45.17 - 64.11     253,302,116
     Sub-Account                2014     4,717,186    49.71 - 69.63     294,909,928
                                2013     4,919,666    48.59 - 67.20     297,821,470
                                2012     4,708,870    43.62 - 59.54     253,164,341
                                2011     4,290,472    39.61 - 53.36     206,611,149

  FTVIPT Franklin Mutual        2015     4,536,450    25.60 - 30.71     128,211,487
     Shares VIP Sub-Account     2014     5,080,687    27.45 - 32.61     153,109,223
                                2013     5,477,366    26.11 - 30.73     156,078,571
                                2012     5,768,385    20.75 - 24.19     129,780,562
                                2011     5,952,328    18.51 - 21.38     118,532,870

  FTVIPT Franklin Small Cap     2015     8,783,442     1.31 - 13.07     110,998,636
     Value VIP Sub-Account      2014     9,145,054     1.42 - 14.25     126,502,556
                                2013     9,184,423    13.56 - 14.30     128,048,983
                                2012     8,321,925    10.13 - 10.60      86,296,073
                                2011     5,710,847      8.71 - 9.04      50,705,697

  FTVIPT Templeton Foreign VIP  2015     2,282,942    13.03 - 30.69      66,002,305
     Sub-Account                2014     2,354,783    14.19 - 33.39      73,607,780
                                2013     2,457,017    16.25 - 38.21      87,721,293
                                2012     2,730,167    13.46 - 31.61      80,788,377
                                2011     2,720,421    11.59 - 27.19      69,009,193

  FTVIPT Templeton Global       2015    11,945,145    17.38 - 19.91     222,633,715
     Bond VIP Sub-Account       2014    12,667,617    18.48 - 21.01     250,150,012
                                2013    12,950,902    18.47 - 20.82     254,683,414
                                2012    11,067,808    18.50 - 20.69     217,063,429
                                2011     8,104,261    16.36 - 18.15     139,986,041

  Invesco V.I. American         2015         1,825             8.19          14,936
     Franchise Sub-Account      2014         1,911             7.90          15,107
                                2013        22,147             7.39         163,713
                                2012        28,015             5.35         149,862
                                2011        18,874             4.77          90,033



                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  Fidelity VIP Index 500        2015      1.93         0.89 - 1.35         (0.02) - 0.44
     Sub-Account                2014      1.59         0.89 - 1.35         12.05 - 12.56
                                2013      1.84         0.89 - 1.35         30.47 - 31.07
                                2012      2.03         0.89 - 1.35         14.35 - 14.88
                                2011      1.87         0.89 - 1.35           0.67 - 1.14

  Fidelity VIP Mid Cap          2015      0.25         0.95 - 1.90       (3.48) - (2.56)
     Sub-Account                2014      0.02         0.95 - 1.90           4.04 - 5.03
                                2013      0.28         0.95 - 1.90         33.31 - 34.59
                                2012      0.43         0.95 - 1.90         12.40 - 13.47
                                2011      0.03         0.95 - 1.90     (12.53) - (11.70)

  Fidelity VIP Overseas         2015      1.31         1.15 - 1.40           2.18 - 2.44
     Sub-Account                2014      1.29         1.15 - 1.40       (9.36) - (9.13)
                                2013      1.34         1.15 - 1.40         28.62 - 28.95
                                2012      1.97         1.15 - 1.40         19.05 - 19.35
                                2011      1.35         1.15 - 1.40     (18.32) - (18.12)

  FTVIPT Franklin Income VIP    2015      4.62         0.95 - 2.25       (9.12) - (7.93)
     Sub-Account                2014      4.98         0.95 - 2.25           2.29 - 3.63
                                2013      6.33         0.95 - 2.25         11.41 - 12.86
                                2012      6.44         0.95 - 2.25         10.13 - 11.58
                                2011      5.75         0.95 - 2.25           0.11 - 1.42

  FTVIPT Franklin Mutual        2015      3.00         0.95 - 1.90       (6.73) - (5.84)
     Shares VIP Sub-Account     2014      2.00         0.95 - 1.90           5.11 - 6.11
                                2013      2.10         0.95 - 1.90         25.85 - 27.05
                                2012      2.06         0.95 - 1.90         12.08 - 13.16
                                2011      2.42         0.95 - 1.90       (2.90) - (1.98)

  FTVIPT Franklin Small Cap     2015      0.63         0.95 - 1.75       (8.99) - (8.26)
     Value VIP Sub-Account      2014      0.61         0.95 - 1.75       (1.17) - (0.38)
                                2013      1.31         0.95 - 1.75         33.88 - 34.95
                                2012      0.78         0.95 - 1.75         16.32 - 17.26
                                2011      0.66         0.95 - 1.75       (5.43) - (4.67)

  FTVIPT Templeton Foreign VIP  2015      3.23         1.55 - 2.30       (8.62) - (7.93)
     Sub-Account                2014      1.86         1.55 - 2.30     (13.15) - (12.50)
                                2013      2.38         1.55 - 2.30         20.18 - 21.08
                                2012      3.02         1.55 - 2.30         15.53 - 16.41
                                2011      1.71         1.55 - 2.30     (12.66) - (12.00)

  FTVIPT Templeton Global       2015      7.91         0.95 - 1.75       (5.97) - (5.21)
     Bond VIP Sub-Account       2014      5.11         0.95 - 1.75           0.07 - 0.87
                                2013      4.75         0.95 - 1.75         (0.13) - 0.67
                                2012      6.42         0.95 - 1.75         13.06 - 13.97
                                2011      5.46         0.95 - 1.75       (2.58) - (1.81)

  Invesco V.I. American         2015        --                1.40                  3.55
     Franchise Sub-Account      2014        --                1.40                  6.93
                                2013      0.42                1.40                 38.19
                                2012        --                1.40                 12.14
                                2011        --                1.40                (7.49)



             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------
  Invesco V.I. Core Equity     2015        27,589             6.21         171,366
     Sub-Account               2014        34,703             6.68         231,978
                               2013        39,835             6.27         249,696
                               2012        49,005             4.92         241,009
                               2011        63,191             4.38         276,761

  Invesco V.I. Equity and      2015    28,966,281     6.30 - 22.55     619,311,840
     Income Sub-Account        2014    30,622,887     6.54 - 23.37     681,211,301
                               2013    31,328,255     6.09 - 21.69     649,322,698
                               2012    29,563,858     4.93 - 17.54     496,945,594
                               2011    27,370,136     4.44 - 15.75     414,357,262

  Invesco V.I. Growth and      2015           654             9.95           6,509
     Income Sub-Account        2014           665            10.41           6,927
                               2013    13,799,854     9.57 - 36.41     365,970,613
                               2012    13,407,203     7.24 - 27.48     268,230,013
                               2011    11,777,382     6.40 - 24.26     206,338,231

  Invesco V.I. International   2015     8,534,492     8.74 - 32.97     256,390,780
     Growth Sub-Account        2014     8,820,511     9.07 - 34.18     275,880,972
                               2013     8,901,354     9.17 - 34.47     281,999,206
                               2012     8,127,475     7.81 - 29.32     219,783,700
                               2011     6,481,068     6.86 - 25.68     154,099,050

  Ivy Funds VIP Asset          2015        20,900    14.31 - 15.87         317,700
     Strategy Sub-Account      2014         2,575    16.67 - 17.51          45,023
     (Commenced 11/19/2014)

  LMPVET ClearBridge Variable  2015    11,091,987    16.99 - 30.16     300,878,534
     Aggressive Growth         2014    11,333,726    17.67 - 30.99     316,448,933
     Sub-Account               2013    11,979,001    15.00 - 25.98     280,745,200
                               2012    11,687,754    10.38 - 17.75     186,988,862
                               2011    11,855,614     8.94 - 15.09     160,839,221

  LMPVET ClearBridge Variable  2015     7,746,928    41.76 - 57.24     400,323,007
     Appreciation Sub-Account  2014     8,268,721    42.06 - 56.87     426,519,441
                               2013     8,604,407    38.78 - 51.73     405,286,221
                               2012     7,908,912    30.52 - 40.17     290,191,379
                               2011     7,021,537    26.94 - 34.98     224,680,370

  LMPVET ClearBridge Variable  2015     9,391,848    12.92 - 21.38     186,422,315
     Dividend Strategy         2014     9,796,222    13.81 - 22.59     205,573,482
     Sub-Account               2013    10,244,154    12.44 - 20.09     191,169,653
                               2012     9,055,914    10.11 - 16.14     134,931,130
                               2011     8,013,455     9.06 - 14.28     103,322,855

  LMPVET ClearBridge Variable  2015       156,000    22.70 - 26.15       3,887,858
     Large Cap Growth          2014       200,379    21.16 - 24.18       4,631,601
     Sub-Account               2013       242,954    18.99 - 21.53       5,012,390
                               2012       283,429    14.10 - 15.86       4,312,254
                               2011       363,040    11.99 - 13.38       4,673,796



                                              FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                        INCOME          LOWEST TO         LOWEST TO
                                       RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                     -------------  ----------------  ----------------
  Invesco V.I. Core Equity     2015       1.05               1.40               (7.08)
     Sub-Account               2014       0.87               1.40                 6.64
                               2013       1.36               1.40                27.45
                               2012       0.91               1.40                12.29
                               2011       0.92               1.40               (1.44)

  Invesco V.I. Equity and      2015       2.30        0.95 - 1.90      (4.42) - (3.51)
     Income Sub-Account        2014       1.58        0.95 - 1.90          6.72 - 7.74
                               2013       1.54        0.95 - 1.90        22.54 - 23.71
                               2012       1.85        0.95 - 1.90        10.26 - 11.32
                               2011       1.69        0.95 - 1.90      (8.77) - (2.23)

  Invesco V.I. Growth and      2015       2.94               1.40               (4.41)
     Income Sub-Account        2014         --               1.40                 8.75
                               2013       1.31        0.95 - 1.90        31.25 - 32.50
                               2012       1.36        0.95 - 1.90        12.18 - 13.26
                               2011       1.13        0.95 - 1.90      (4.10) - (3.18)

  Invesco V.I. International   2015       1.28        0.95 - 1.75      (4.31) - (3.54)
     Growth Sub-Account        2014       1.38        0.95 - 1.75      (1.65) - (0.86)
                               2013       1.10        0.95 - 1.75        16.66 - 17.60
                               2012       1.38        0.95 - 1.75        13.25 - 14.16
                               2011       1.06        0.95 - 1.75      (8.60) - (7.87)

  Ivy Funds VIP Asset          2015       0.36        1.10 - 1.60      (9.80) - (9.35)
     Strategy Sub-Account      2014         --        1.10 - 1.35      (2.27) - (2.24)
     (Commenced 11/19/2014)

  LMPVET ClearBridge Variable  2015       0.35        0.95 - 2.30      (3.97) - (2.66)
     Aggressive Growth         2014       0.17        0.95 - 2.30        17.66 - 19.26
     Sub-Account               2013       0.28        0.95 - 2.30        44.42 - 46.38
                               2012       0.43        0.95 - 2.30        16.01 - 17.60
                               2011       0.20        0.95 - 2.30          0.15 - 1.50

  LMPVET ClearBridge Variable  2015       1.17        0.95 - 2.30        (0.71) - 0.64
     Appreciation Sub-Account  2014       1.17        0.95 - 2.30          8.47 - 9.94
                               2013       1.29        0.95 - 2.30        27.05 - 28.77
                               2012       1.75        0.95 - 2.30        13.30 - 14.85
                               2011       1.77        0.95 - 2.30          0.28 - 1.64

  LMPVET ClearBridge Variable  2015       1.65        0.95 - 2.30      (6.48) - (5.34)
     Dividend Strategy         2014       2.05        0.95 - 2.30        11.03 - 12.41
     Sub-Account               2013       1.65        0.95 - 2.30        23.08 - 24.49
                               2012       3.04        0.95 - 2.30        11.60 - 12.99
                               2011       3.39        0.95 - 2.30        (2.15) - 6.69

  LMPVET ClearBridge Variable  2015       0.43        1.50 - 2.30          7.30 - 8.16
     Large Cap Growth          2014       0.48        1.50 - 2.30        11.40 - 12.29
     Sub-Account               2013       0.51        1.50 - 2.30        34.72 - 35.80
                               2012       0.66        1.50 - 2.30        17.60 - 18.55
                               2011       0.42        1.50 - 2.30      (2.91) - (2.12)



             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                       AS OF DECEMBER 31
                                        ----------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO           NET
                                            UNITS        HIGHEST ($)      ASSETS ($)
                                        ------------  ----------------  --------------
  LMPVET ClearBridge Variable     2015       333,277     20.49 - 23.64       7,518,321
     Large Cap Value              2014       369,225     21.58 - 24.70       8,744,177
     Sub-Account                  2013       319,601     19.77 - 22.45       6,892,954
                                  2012       286,427     15.28 - 17.21       4,743,489
                                  2011       265,335     13.42 - 15.00       3,836,359

  LMPVET ClearBridge Variable     2015     3,817,761     21.51 - 30.88     101,595,917
     Small Cap Growth             2014     4,105,606     23.02 - 32.61     115,942,801
     Sub-Account                  2013     4,102,827     22.63 - 31.63     112,499,020
                                  2012     3,457,289     15.75 - 21.71      64,881,494
                                  2011     2,686,955     13.50 - 18.35      42,564,777

  LMPVET Permal Alternative       2015     1,078,857       9.42 - 9.49      10,193,761
     Select VIT Sub-Account       2014        64,025     10.01 - 10.02         641,034
     (Commenced 11/19/2014)

  LMPVET QS Legg Mason            2015     1,731,301     19.96 - 23.89      38,239,774
     Variable Conservative        2014     1,866,299     20.59 - 24.41      42,335,472
     Growth Sub-Account           2013     2,011,433     20.00 - 23.49      44,101,401
                                  2012     1,699,443     17.68 - 20.56      32,620,028
                                  2011     1,414,982     15.93 - 17.95      24,265,695

  LMPVET QS Legg Mason            2015     4,234,141     17.87 - 21.39      83,641,315
     Variable Growth Sub-Account  2014     4,529,329     18.63 - 22.09      92,760,220
                                  2013     4,790,185     18.14 - 21.30      95,074,284
                                  2012     5,015,187     14.61 - 17.00      79,817,339
                                  2011     4,732,454     12.85 - 14.81      65,879,472

  LMPVET QS Legg Mason            2015        67,619     17.96 - 19.37       1,277,408
     Variable Moderate Growth     2014        98,417     18.64 - 20.02       1,923,838
     Sub-Account                  2013       121,395     18.11 - 19.37       2,304,999
                                  2012       162,342     15.15 - 16.14       2,573,509
                                  2011       219,583     13.47 - 14.30       3,086,943

  LMPVIT Western Asset            2015     4,003,585     18.50 - 23.49      86,641,483
     Variable Global High Yield   2014     4,320,147     20.11 - 25.19     100,641,688
     Bond Sub-Account             2013     4,386,878     20.82 - 25.72     104,740,451
                                  2012     4,039,328     20.05 - 24.44      91,771,912
                                  2011     3,594,817     17.34 - 20.85      69,717,903

  MFS VIT Investors Trust         2015         1,112              7.98           8,875
     Sub-Account                  2014         1,191              8.08           9,619
                                  2013         3,517              7.38          25,951
                                  2012         3,616              5.67          20,488
                                  2011         7,050              4.82          33,994

  MFS VIT New Discovery           2015         3,178             12.36          39,288
     Sub-Account                  2014         3,178             12.78          40,607
                                  2013         3,294             13.97          46,020
                                  2012         4,161             10.01          41,661
                                  2011         4,939              8.38          41,374



                                                 FOR THE YEAR ENDED DECEMBER 31
                                        -------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                           INCOME          LOWEST TO         LOWEST TO
                                          RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                        -------------  ----------------  ----------------
  LMPVET ClearBridge Variable     2015       1.41        1.50 - 2.30      (5.08) - (4.31)
     Large Cap Value              2014       1.96        1.50 - 2.30         9.17 - 10.05
     Sub-Account                  2013       1.77        1.50 - 2.30        29.36 - 30.40
                                  2012       2.37        1.50 - 2.30        13.84 - 14.76
                                  2011       2.82        1.50 - 2.30          2.57 - 3.39

  LMPVET ClearBridge Variable     2015         --        0.95 - 2.30      (6.55) - (5.28)
     Small Cap Growth             2014         --        0.95 - 2.30          1.71 - 3.09
     Sub-Account                  2013       0.05        0.95 - 2.30        43.71 - 45.66
                                  2012       0.42        0.95 - 2.30        16.70 - 18.29
                                  2011         --        0.95 - 2.30        (0.91) - 0.43

  LMPVET Permal Alternative       2015       1.46        0.95 - 1.60      (5.89) - (4.25)
     Select VIT Sub-Account       2014       0.57        1.10 - 1.60      (0.55) - (0.49)
     (Commenced 11/19/2014)

  LMPVET QS Legg Mason            2015       1.95        0.95 - 1.90      (3.05) - (2.12)
     Variable Conservative        2014       2.46        0.95 - 1.90          2.93 - 3.92
     Growth Sub-Account           2013       2.21        0.95 - 1.90        13.16 - 14.24
                                  2012       2.95        0.95 - 1.90        10.96 - 12.02
                                  2011       3.19        1.10 - 1.90        (0.73) - 0.07

  LMPVET QS Legg Mason            2015       1.33        0.95 - 1.90      (4.07) - (3.16)
     Variable Growth Sub-Account  2014       1.77        0.95 - 1.90          2.72 - 3.70
                                  2013       1.66        0.95 - 1.90        24.12 - 25.30
                                  2012       1.84        0.95 - 1.90        13.70 - 14.79
                                  2011       1.55        0.95 - 1.90      (4.15) - (3.23)

  LMPVET QS Legg Mason            2015       1.47        1.50 - 1.90      (3.64) - (3.25)
     Variable Moderate Growth     2014       1.74        1.50 - 1.90          2.93 - 3.34
     Sub-Account                  2013       1.41        1.50 - 1.90        19.53 - 20.01
                                  2012       2.16        1.50 - 1.90        12.43 - 12.88
                                  2011       1.88        1.50 - 1.90      (2.45) - (2.06)

  LMPVIT Western Asset            2015       5.96        0.95 - 2.30      (7.98) - (6.73)
     Variable Global High Yield   2014       7.11        0.95 - 2.30      (3.40) - (2.09)
     Bond Sub-Account             2013       6.19        0.95 - 2.30          3.85 - 5.27
                                  2012       7.84        0.95 - 2.30        15.62 - 17.20
                                  2011       8.38        0.95 - 2.30        (0.59) - 0.75

  MFS VIT Investors Trust         2015       0.92               1.40               (1.18)
     Sub-Account                  2014       0.61               1.40                 9.46
                                  2013       1.10               1.40                30.22
                                  2012       0.67               1.40                17.52
                                  2011       0.90               1.40               (3.54)

  MFS VIT New Discovery           2015         --               1.40               (3.25)
     Sub-Account                  2014         --               1.40               (8.55)
                                  2013         --               1.40                39.55
                                  2012         --               1.40                19.53
                                  2011         --               1.40              (11.51)



             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                      -----------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                          UNITS         HIGHEST ($)      ASSETS ($)
                                      -------------  ----------------  --------------
  MFS VIT Research Sub-Account  2015          3,091              8.48          26,211
                                2014          3,115              8.53          26,571
                                2013          8,132              7.85          63,835
                                2012          8,335              6.02          50,155
                                2011          8,675              5.20          45,142

  MIST AB Global Dynamic        2015    263,678,991     11.63 - 12.45   3,205,371,897
     Allocation Sub-Account     2014    275,344,937     11.84 - 12.49   3,373,491,338
     (Commenced 5/2/2011)       2013    286,256,086     11.32 - 11.74   3,313,674,192
                                2012    267,334,005     10.40 - 10.66   2,823,843,417
                                2011    168,434,681       9.68 - 9.75   1,639,379,077

  MIST Allianz Global           2015     59,800,997      1.00 - 10.35      60,867,062
     Investors Dynamic          2014     18,219,524      1.04 - 10.55      18,986,456
     Multi-Asset Plus
     Sub-Account
     (Commenced 4/28/2014)

  MIST American Funds           2015    246,263,553     11.89 - 13.29   3,117,922,583
     Balanced Allocation        2014    264,143,945     12.26 - 13.41   3,417,834,574
     Sub-Account                2013    276,830,535     11.83 - 12.78   3,430,387,038
                                2012    292,605,761     10.22 - 10.89   3,106,060,329
                                2011    306,967,734       9.22 - 9.69   2,914,777,188

  MIST American Funds Growth    2015    137,469,623     11.92 - 13.12   1,740,439,216
     Allocation Sub-Account     2014    142,940,560     12.29 - 13.37   1,852,260,667
                                2013    147,794,512     11.83 - 12.67   1,828,322,375
                                2012    149,020,463      9.68 - 10.24   1,496,665,592
                                2011    159,224,115       8.53 - 8.92   1,398,390,722

  MIST American Funds Growth    2015     77,730,599      1.44 - 14.88     640,713,098
     Sub-Account                2014     71,860,704      1.37 - 13.78     648,671,484
                                2013     59,593,818      1.29 - 12.90     632,386,636
                                2012     54,812,434      9.59 - 10.07     545,665,799
                                2011     64,256,598       8.36 - 8.69     553,292,806

  MIST American Funds           2015    126,162,585     11.66 - 13.04   1,567,578,863
     Moderate Allocation        2014    137,310,606     12.03 - 13.16   1,744,157,123
     Sub-Account                2013    147,773,215     11.61 - 12.53   1,796,366,977
                                2012    159,499,085     10.47 - 11.15   1,734,325,945
                                2011    168,982,398      9.67 - 10.16   1,683,464,896

  MIST AQR Global Risk          2015    241,508,750      9.10 - 10.21   2,431,541,679
     Balanced Sub-Account       2014    265,908,083     10.20 - 11.40   3,001,302,195
     (Commenced 5/2/2011)       2013    295,108,196      9.93 - 11.09   3,248,475,977
                                2012    324,843,850     10.42 - 11.61   3,753,309,463
                                2011    179,038,392     10.54 - 10.62   1,898,124,083

  MIST BlackRock Global         2015    445,213,023     11.02 - 11.80   5,128,182,508
     Tactical Strategies        2014    463,962,556     11.30 - 11.92   5,423,637,032
     Sub-Account                2013    487,574,727     10.92 - 11.35   5,457,878,761
     (Commenced 5/2/2011)       2012    471,913,542     10.13 - 10.38   4,856,824,935
                                2011    297,189,715       9.51 - 9.58   2,842,712,285



                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MFS VIT Research Sub-Account  2015       0.73               1.40                (0.60)
                                2014       0.79               1.40                  8.67
                                2013       0.33               1.40                 30.45
                                2012       0.79               1.40                 15.63
                                2011       0.72               1.40                (1.83)

  MIST AB Global Dynamic        2015       3.28        0.90 - 2.35       (1.76) - (0.32)
     Allocation Sub-Account     2014       1.94        0.90 - 2.35           0.77 - 6.39
     (Commenced 5/2/2011)       2013       1.28        0.90 - 2.35          8.56 - 10.15
                                2012       0.10        0.90 - 2.35           3.45 - 8.82
                                2011       0.87        1.15 - 2.25       (3.18) - (2.47)

  MIST Allianz Global           2015       1.61        1.10 - 2.15       (3.09) - (2.07)
     Investors Dynamic          2014       0.92        1.15 - 2.00           0.71 - 4.55
     Multi-Asset Plus
     Sub-Account
     (Commenced 4/28/2014)

  MIST American Funds           2015       1.40        0.90 - 2.35       (4.60) - (0.37)
     Balanced Allocation        2014       1.27        1.00 - 2.35         (0.35) - 4.99
     Sub-Account                2013       1.37        1.00 - 2.35         15.78 - 17.35
                                2012       1.69        1.00 - 2.35         10.88 - 12.39
                                2011       1.26        1.00 - 2.35       (4.39) - (3.10)

  MIST American Funds Growth    2015       1.31        1.10 - 2.35       (5.94) - (0.25)
     Allocation Sub-Account     2014       1.03        1.10 - 2.35         (0.52) - 5.17
                                2013       1.00        1.15 - 2.35         22.20 - 23.68
                                2012       1.21        1.15 - 2.35         13.45 - 14.82
                                2011       1.10        1.15 - 2.35       (6.95) - (5.82)

  MIST American Funds Growth    2015       0.87        0.95 - 2.35           1.76 - 5.48
     Sub-Account                2014       0.55        0.95 - 2.35           0.56 - 7.16
                                2013       0.44        0.95 - 2.35         11.27 - 28.11
                                2012       0.33        1.30 - 2.35         14.67 - 15.89
                                2011       0.35        1.30 - 2.35       (6.81) - (5.83)

  MIST American Funds           2015       1.49        0.90 - 2.35       (3.52) - (0.45)
     Moderate Allocation        2014       1.46        1.00 - 2.35         (0.26) - 5.04
     Sub-Account                2013       1.65        1.00 - 2.35         10.88 - 12.39
                                2012       2.04        1.00 - 2.35           8.25 - 9.73
                                2011       1.54        1.00 - 2.35       (2.14) - (0.81)

  MIST AQR Global Risk          2015       5.51        0.90 - 2.35     (11.67) - (10.38)
     Balanced Sub-Account       2014         --        0.90 - 2.35         (3.48) - 3.07
     (Commenced 5/2/2011)       2013       2.09        0.90 - 2.35       (5.64) - (4.26)
                                2012       0.44        0.90 - 2.35           3.72 - 9.29
                                2011       3.00        1.15 - 2.25           1.94 - 2.70

  MIST BlackRock Global         2015       1.55        0.90 - 2.35         (2.43) - 0.11
     Tactical Strategies        2014       1.12        0.90 - 2.35         (0.16) - 4.97
     Sub-Account                2013       1.36        0.90 - 2.35           7.75 - 9.32
     (Commenced 5/2/2011)       2012         --        0.90 - 2.35           3.27 - 7.89
                                2011       1.37        1.15 - 2.25       (4.84) - (4.14)



             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  MIST BlackRock High Yield     2015     9,031,674    14.40 - 27.56     210,920,401
     Sub-Account                2014     9,596,910    15.21 - 28.99     238,215,887
                                2013    10,783,682    14.92 - 28.32     265,149,806
                                2012    11,949,833    13.83 - 26.13     276,977,302
                                2011    10,891,616    12.03 - 21.28     221,624,841

  MIST Clarion Global Real      2015    15,477,002    16.37 - 70.58     288,549,595
     Estate Sub-Account         2014    17,245,897    17.00 - 72.26     330,178,643
                                2013    11,099,591    15.36 - 17.68     182,673,922
                                2012    10,967,900    15.19 - 17.23     177,317,957
                                2011    11,304,866    12.34 - 13.38     147,447,056

  MIST ClearBridge Aggressive   2015    35,697,833   12.04 - 203.07     513,586,109
     Growth Sub-Account         2014    38,472,258   12.71 - 214.41     586,572,505
                                2013    36,299,683    10.84 - 13.77     451,710,565
                                2012    33,802,849      7.55 - 9.54     292,871,764
                                2011    35,764,496      6.45 - 7.78     265,479,062

  MIST Goldman Sachs Mid Cap    2015     6,513,771    19.57 - 23.18     139,196,313
     Value Sub-Account          2014     7,477,599    22.05 - 25.19     178,512,669
                                2013     7,939,384    19.93 - 22.07     170,038,386
                                2012     8,486,283    15.38 - 16.85     139,211,779
                                2011     9,263,271    13.34 - 14.45     130,696,272

  MIST Harris Oakmark           2015    25,339,005    20.23 - 25.80     595,542,818
     International Sub-Account  2014    26,551,192    21.63 - 27.28     663,509,252
                                2013    25,769,452    23.43 - 29.23     693,983,244
                                2012    25,722,293    18.33 - 22.61     538,939,254
                                2011    28,033,038    14.49 - 17.04     461,860,538

  MIST Invesco Balanced-Risk    2015   749,414,346     1.00 - 10.52     777,069,714
     Allocation Sub-Account     2014   758,894,714     1.07 - 11.10     832,374,445
     (Commenced 4/30/2012)      2013   800,860,953      1.04 - 1.06     843,160,697
                                2012   631,214,101      1.04 - 1.05     661,422,417

  MIST Invesco Comstock         2015    39,951,458    14.08 - 22.61     699,284,637
     Sub-Account                2014    43,175,673    15.33 - 24.28     813,000,076
                                2013    26,889,264    14.36 - 22.42     443,561,923
                                2012    26,662,653    10.86 - 16.72     329,458,802
                                2011    25,137,797     9.39 - 14.24     266,463,408

  MIST Invesco Mid Cap Value    2015     7,308,379     1.61 - 37.62     244,281,850
     Sub-Account                2014     6,927,870    17.85 - 41.71     258,407,609
                                2013     4,619,902    30.27 - 38.39     158,040,375
                                2012     5,175,603    23.78 - 29.73     138,149,492
                                2011     5,366,862    21.23 - 24.69     127,004,689

  MIST Invesco Small Cap        2015    11,537,860    22.84 - 28.61     291,887,925
     Growth Sub-Account         2014    11,824,275    23.77 - 29.28     308,642,273
                                2013    13,003,134    22.53 - 27.31     319,189,345
                                2012    13,528,657    16.44 - 19.61     240,468,780
                                2011    13,942,780    14.22 - 16.69     212,672,795



                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MIST BlackRock High Yield     2015      8.07         0.90 - 2.35       (6.28) - (4.91)
     Sub-Account                2014      6.09         0.90 - 2.35         (1.88) - 2.37
                                2013      7.02         0.90 - 2.35           6.79 - 8.35
                                2012      7.05         0.90 - 2.35          7.68 - 15.15
                                2011      6.52         1.20 - 2.35         (0.03) - 1.12

  MIST Clarion Global Real      2015      3.81         0.90 - 2.35         (3.69) - 3.43
     Estate Sub-Account         2014      1.03         0.90 - 2.35          1.03 - 12.25
                                2013      6.85         0.90 - 2.35           1.14 - 2.62
                                2012      2.03         0.90 - 2.35          9.18 - 24.35
                                2011      3.80         1.30 - 2.35       (7.78) - (6.80)

  MIST ClearBridge Aggressive   2015      0.23         0.90 - 2.35       (6.27) - (4.69)
     Growth Sub-Account         2014      0.11         0.90 - 2.35          1.60 - 17.83
                                2013      0.22         0.90 - 2.35         42.22 - 44.30
                                2012      0.02         0.90 - 2.35          3.28 - 17.38
                                2011        --         0.95 - 2.35         (9.34) - 1.91

  MIST Goldman Sachs Mid Cap    2015      0.64         0.90 - 2.35      (11.23) - (4.37)
     Value Sub-Account          2014      0.54         1.10 - 2.35          2.29 - 11.77
                                2013      0.89         1.30 - 2.35         29.57 - 30.94
                                2012      0.59         1.30 - 2.35         15.36 - 16.58
                                2011      0.48         1.30 - 2.35       (8.46) - (7.50)

  MIST Harris Oakmark           2015      3.01         0.95 - 2.35       (6.74) - (3.92)
     International Sub-Account  2014      2.41         0.95 - 2.35         (7.98) - 0.25
                                2013      2.44         0.95 - 2.35         27.46 - 29.26
                                2012      1.63         0.95 - 2.35         15.61 - 27.58
                                2011        --         1.30 - 2.35     (16.24) - (15.36)

  MIST Invesco Balanced-Risk    2015      2.83         0.90 - 2.35       (6.43) - (0.67)
     Allocation Sub-Account     2014        --         0.90 - 2.35           0.40 - 4.63
     (Commenced 4/30/2012)      2013        --         0.90 - 2.35         (0.50) - 0.95
                                2012      0.55         0.90 - 2.35           3.03 - 4.04

  MIST Invesco Comstock         2015      2.88         0.90 - 2.35       (8.16) - (6.81)
     Sub-Account                2014      0.60         0.90 - 2.35           0.28 - 8.33
                                2013      1.07         0.90 - 2.35         32.25 - 34.18
                                2012      1.22         0.90 - 2.35          5.55 - 17.40
                                2011      1.09         0.95 - 2.35       (3.76) - (2.39)

  MIST Invesco Mid Cap Value    2015      0.45         0.90 - 2.35      (11.10) - (6.76)
     Sub-Account                2014      0.33         0.90 - 2.35           1.20 - 8.70
                                2013      0.74         0.90 - 2.35         27.28 - 29.14
                                2012      0.40         0.90 - 2.35          2.26 - 13.21
                                2011      0.51         1.30 - 2.35       (5.93) - (4.94)

  MIST Invesco Small Cap        2015      0.01         0.89 - 2.35       (3.99) - (2.29)
     Growth Sub-Account         2014        --         0.89 - 2.35           1.89 - 7.22
                                2013      0.23         0.89 - 2.35         36.92 - 39.29
                                2012        --         0.89 - 2.35         15.47 - 17.45
                                2011        --         0.89 - 2.35       (3.37) - (1.73)



             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                        ------------  ---------------  --------------
  MIST JPMorgan Core Bond         2015    31,401,600     9.78 - 11.06     340,682,787
     Sub-Account                  2014    32,404,332     9.89 - 11.15     355,237,960
                                  2013    29,439,490    10.12 - 10.75     311,869,932
                                  2012    31,242,391    10.69 - 11.23     346,492,447
                                  2011    32,528,572    10.43 - 10.84     349,346,240

  MIST JPMorgan Global Active     2015   828,919,735     1.16 - 12.26   1,000,785,200
     Allocation Sub-Account       2014   747,266,184     1.18 - 12.14     905,975,458
     (Commenced 4/30/2012)        2013   649,853,969      1.13 - 1.16     746,849,717
                                  2012   269,034,003      1.04 - 1.05     282,572,135

  MIST JPMorgan Small Cap         2015     1,287,553    16.94 - 19.19      23,133,878
     Value Sub-Account            2014     1,417,944    18.69 - 20.92      27,932,500
                                  2013     1,455,583    18.28 - 20.23      27,866,566
                                  2012     1,643,159    14.04 - 15.36      24,014,976
                                  2011     1,650,824    12.42 - 13.17      21,224,281

  MIST Loomis Sayles Global       2015     9,530,128    15.68 - 17.95     161,399,211
     Markets Sub-Account          2014    10,444,732    15.85 - 17.90     177,351,030
                                  2013    10,842,823    15.69 - 17.47     180,595,781
                                  2012    12,318,466    13.71 - 14.91     177,780,410
                                  2011    13,161,956    12.01 - 12.74     165,018,207

  MIST Lord Abbett Bond           2015     7,236,897    10.02 - 32.76     199,682,057
     Debenture Sub-Account        2014     8,190,115    10.35 - 33.68     234,576,558
                                  2013     9,341,018     9.99 - 32.33     259,294,487
                                  2012    10,178,078     9.36 - 30.15     266,010,291
                                  2011    10,848,076     8.39 - 26.88     255,107,548

  MIST Met/Artisan International  2015        12,794      9.42 - 9.54         121,159
     Sub-Account
     (Commenced 11/19/2014
     and began transactions in 2015)

  MIST Met/Eaton Vance            2015     5,985,329    10.26 - 11.01      64,028,918
     Floating Rate Sub-Account    2014     6,743,439    10.59 - 11.23      73,909,210
                                  2013     7,519,969    10.76 - 11.18      83,115,837
                                  2012     5,007,151    10.61 - 10.91      54,197,004
                                  2011     4,263,176    10.13 - 10.30      43,696,769

  MIST Met/Franklin Low           2015    16,246,958     9.37 - 10.03     157,983,094
     Duration Total Return        2014    17,421,682     9.65 - 10.18     173,124,917
     Sub-Account                  2013    14,050,793     9.78 - 10.16     140,307,146
     (Commenced 5/2/2011)         2012     4,349,231     9.92 - 10.14      43,609,944
                                  2011     2,835,514      9.70 - 9.78      27,661,832

  MIST Met/Templeton              2015     3,361,116    12.07 - 13.08      42,349,271
     International Bond           2014     3,537,497    12.87 - 13.66      47,183,875
     Sub-Account                  2013     3,905,329    13.00 - 13.53      52,286,139
                                  2012     4,238,395    13.19 - 13.56      57,001,253
                                  2011     4,276,073    11.74 - 12.02      51,093,268



                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  MIST JPMorgan Core Bond         2015       2.33        0.90 - 2.20       (1.70) - (0.01)
     Sub-Account                  2014       1.42        1.10 - 2.20           0.48 - 3.73
                                  2013       0.28        1.30 - 2.35       (5.04) - (4.05)
                                  2012       2.57        1.30 - 2.35           2.47 - 3.55
                                  2011       2.09        1.30 - 2.35           3.34 - 4.42

  MIST JPMorgan Global Active     2015       2.71        0.90 - 2.35         (1.45) - 0.82
     Allocation Sub-Account       2014       1.13        0.90 - 2.35           0.35 - 6.02
     (Commenced 4/30/2012)        2013       0.08        0.90 - 2.35           8.41 - 9.99
                                  2012       0.73        0.90 - 2.35           3.02 - 4.03

  MIST JPMorgan Small Cap         2015       1.35        0.90 - 2.30       (9.36) - (1.13)
     Value Sub-Account            2014       1.07        0.90 - 2.30           2.28 - 3.89
                                  2013       0.69        0.90 - 2.30         30.22 - 31.71
                                  2012       0.84        0.90 - 2.30          2.73 - 13.98
                                  2011       1.69        1.20 - 2.30     (12.17) - (11.43)

  MIST Loomis Sayles Global       2015       1.59        0.95 - 2.35         (1.12) - 0.27
     Markets Sub-Account          2014       2.08        0.95 - 2.35         (0.82) - 2.49
                                  2013       2.41        0.95 - 2.35         14.41 - 16.02
                                  2012       2.32        1.10 - 2.35          2.75 - 15.41
                                  2011       2.32        1.30 - 2.35       (3.77) - (2.75)

  MIST Lord Abbett Bond           2015       5.56        0.89 - 2.35       (4.45) - (2.74)
     Debenture Sub-Account        2014       5.67        0.89 - 2.35         (0.50) - 4.19
                                  2013       6.62        0.89 - 2.35           5.47 - 7.21
                                  2012       7.20        0.89 - 2.35          5.77 - 12.18
                                  2011       5.92        0.89 - 2.35           2.04 - 3.90

  MIST Met/Artisan International  2015       0.60        0.90 - 1.60       (9.11) - (4.55)
     Sub-Account
     (Commenced 11/19/2014
     and began transactions in 2015)

  MIST Met/Eaton Vance            2015       3.64        1.10 - 2.35       (3.14) - (1.92)
     Floating Rate Sub-Account    2014       3.65        1.10 - 2.35       (1.60) - (0.57)
                                  2013       3.38        1.30 - 2.35           1.42 - 2.50
                                  2012       3.39        1.30 - 2.35           4.83 - 5.94
                                  2011       1.99        1.30 - 2.30         (0.31) - 0.69

  MIST Met/Franklin Low           2015       3.12        0.90 - 2.35       (2.93) - (1.51)
     Duration Total Return        2014       2.15        0.90 - 2.35         (1.29) - 0.15
     Sub-Account                  2013       1.07        0.90 - 2.35         (1.19) - 0.25
     (Commenced 5/2/2011)         2012       1.91        0.90 - 2.20           1.17 - 3.15
                                  2011         --        1.20 - 2.35       (2.83) - (2.08)

  MIST Met/Templeton              2015       8.17        0.95 - 2.15         (6.20) - 0.75
     International Bond           2014       4.63        1.10 - 2.15       (2.28) - (0.17)
     Sub-Account                  2013       2.02        1.30 - 2.15       (1.11) - (0.27)
                                  2012      10.26        1.30 - 2.05         11.96 - 12.80
                                  2011       6.86        1.30 - 2.20       (2.49) - (1.61)



             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  --------------
  MIST MetLife Asset             2015    37,143,227    14.27 - 16.78     575,818,048
     Allocation 100 Sub-Account  2014    39,915,870    14.91 - 17.28     641,574,794
                                 2013    42,451,280    14.53 - 16.59     659,971,504
                                 2012    44,655,767    11.48 - 12.93     545,044,070
                                 2011    49,390,389    10.07 - 10.98     524,691,864

  MIST MetLife Balanced Plus     2015   552,214,291    11.54 - 12.35   6,663,424,002
     Sub-Account                 2014   569,859,186    12.32 - 13.00   7,268,454,132
     (Commenced 5/2/2011)        2013   547,096,627    11.51 - 11.96   6,454,726,976
                                 2012   438,994,467    10.30 - 10.55   4,593,209,415
                                 2011   257,076,022      9.33 - 9.40   2,411,774,661

  MIST MetLife Multi-Index       2015   435,062,012     1.15 - 11.96     633,831,341
     Targeted Risk Sub-Account   2014   281,516,918     1.19 - 12.18     421,513,955
     (Commenced 11/12/2012)      2013   153,950,143     1.12 - 11.26     209,957,052
                                 2012    11,094,386             1.01      11,247,979

  MIST MetLife Small Cap         2015    10,725,811    20.08 - 25.07     236,287,986
     Value Sub-Account           2014    12,299,087    21.73 - 26.68     291,013,900
                                 2013    13,992,716    21.87 - 26.40     330,701,962
                                 2012    15,859,523    16.91 - 20.06     287,540,317
                                 2011    18,611,699    14.67 - 17.11     290,532,427

  MIST MFS Emerging Markets      2015    42,624,617      7.91 - 9.58     365,167,198
     Equity Sub-Account          2014    42,182,331     9.40 - 11.38     425,619,386
                                 2013    41,623,177    10.29 - 12.45     456,076,892
                                 2012    38,352,212    11.09 - 13.41     448,693,258
                                 2011    37,004,554     9.55 - 11.54     369,675,163

  MIST MFS Research              2015    18,156,340    13.44 - 17.81     271,985,758
     International Sub-Account   2014    18,585,662    14.00 - 18.24     287,913,009
                                 2013    19,616,483    15.39 - 18.44     331,488,461
                                 2012    21,667,563    13.21 - 15.60     311,615,422
                                 2011    22,841,018    11.58 - 13.42     285,814,827

  MIST Morgan Stanley Mid Cap    2015    12,648,258     2.62 - 23.62     220,460,412
     Growth Sub-Account          2014    12,928,550     2.79 - 25.03     240,528,688
                                 2013    13,099,903     2.79 - 24.94     244,579,234
                                 2012    12,225,316     2.03 - 18.06     166,100,095
                                 2011     8,735,505     1.88 - 16.63     109,412,403

  MIST Oppenheimer Global        2015     2,520,098    22.02 - 28.67      65,266,488
     Equity Sub-Account          2014     2,866,078    21.68 - 27.83      72,350,999
                                 2013     3,127,720    21.72 - 27.49      78,398,573
                                 2012       500,711    18.48 - 21.83       9,983,469
                                 2011       559,531    15.55 - 17.64       9,330,001

  MIST PanAgora Global           2015    21,772,279      0.95 - 9.78      21,123,770
     Diversified Risk            2014     9,788,108     1.03 - 10.44      10,161,644
     Sub-Account
     (Commenced 4/28/2014)



                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MIST MetLife Asset             2015       1.29        0.90 - 2.35       (4.28) - (1.06)
     Allocation 100 Sub-Account  2014       0.71        0.90 - 2.35           0.05 - 4.15
                                 2013       0.75        0.90 - 2.35         26.50 - 28.35
                                 2012       0.64        0.90 - 2.35          2.91 - 15.40
                                 2011       1.10        1.15 - 2.35       (7.96) - (6.85)

  MIST MetLife Balanced Plus     2015       2.10        0.90 - 2.35       (6.32) - (4.95)
     Sub-Account                 2014       1.75        0.90 - 2.35           0.70 - 8.67
     (Commenced 5/2/2011)        2013       1.19        0.90 - 2.35         11.71 - 13.34
                                 2012         --        0.90 - 2.35          4.67 - 11.81
                                 2011       0.27        1.15 - 2.25       (6.68) - (6.00)

  MIST MetLife Multi-Index       2015       1.20        0.90 - 2.25       (3.41) - (2.10)
     Targeted Risk Sub-Account   2014         --        1.15 - 2.25           0.83 - 8.01
     (Commenced 11/12/2012)      2013       0.55        1.15 - 2.25          4.04 - 11.65
                                 2012         --        1.15 - 2.00           2.56 - 2.68

  MIST MetLife Small Cap         2015       0.10        0.89 - 2.35       (7.61) - (6.05)
     Value Sub-Account           2014       0.04        0.89 - 2.35         (0.65) - 1.06
                                 2013       0.99        0.89 - 2.35         29.37 - 31.64
                                 2012         --        0.89 - 2.35         15.23 - 17.22
                                 2011       1.10        0.89 - 2.35      (11.09) - (9.50)

  MIST MFS Emerging Markets      2015       1.79        0.90 - 2.35      (15.82) - (2.68)
     Equity Sub-Account          2014       0.84        0.90 - 2.35       (8.69) - (4.92)
                                 2013       1.07        0.90 - 2.35       (7.19) - (5.83)
                                 2012       0.75        0.90 - 2.35          3.96 - 17.77
                                 2011       1.39        0.95 - 2.35     (20.59) - (19.48)

  MIST MFS Research              2015       2.71        0.89 - 2.35       (4.06) - (2.37)
     International Sub-Account   2014       2.24        0.89 - 2.35       (9.11) - (3.46)
                                 2013       2.58        0.90 - 2.35         16.49 - 18.19
                                 2012       1.89        0.90 - 2.35          6.35 - 15.60
                                 2011       1.88        0.95 - 2.35     (12.79) - (11.56)

  MIST Morgan Stanley Mid Cap    2015         --        0.89 - 2.30       (7.18) - (5.63)
     Growth Sub-Account          2014         --        0.89 - 2.30         (1.40) - 0.39
                                 2013       0.60        0.89 - 2.30         35.86 - 38.07
                                 2012         --        0.89 - 2.30         (4.93) - 8.58
                                 2011       0.56        0.89 - 2.30       (9.04) - (7.49)

  MIST Oppenheimer Global        2015       0.94        0.90 - 2.30         (1.50) - 3.00
     Equity Sub-Account          2014       0.82        0.90 - 2.30         (0.31) - 1.23
                                 2013       0.35        0.90 - 2.30         24.22 - 25.97
                                 2012       1.40        0.90 - 1.95          8.80 - 19.84
                                 2011       1.79        0.95 - 1.95      (10.17) - (9.41)

  MIST PanAgora Global           2015       0.55        1.10 - 2.20       (7.53) - (6.51)
     Diversified Risk            2014       0.46        1.15 - 2.00         (0.35) - 3.75
     Sub-Account
     (Commenced 4/28/2014)



             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  MIST PIMCO Inflation           2015    46,098,333    12.49 - 15.01     634,902,757
     Protected Bond Sub-Account  2014    50,751,209    13.20 - 15.63     732,596,404
                                 2013    57,648,505    13.13 - 15.33     821,456,089
                                 2012    64,013,091    14.82 - 17.05   1,021,039,296
                                 2011    63,087,877    13.90 - 15.36     936,595,819

  MIST PIMCO Total Return        2015    91,772,688    12.26 - 19.72   1,561,823,561
     Sub-Account                 2014   103,504,587    12.40 - 19.84   1,787,038,026
                                 2013   118,419,838    12.03 - 19.16   1,993,786,948
                                 2012   128,302,689    12.42 - 19.67   2,234,370,461
                                 2011   132,311,947    11.50 - 18.11   2,140,758,433

  MIST Pioneer Fund              2015    12,444,908     2.79 - 30.73     285,738,210
     Sub-Account                 2014    12,549,377     2.83 - 30.99     305,917,464
                                 2013    12,432,551     2.58 - 28.13     297,755,670
                                 2012    11,331,680     9.91 - 21.33     220,043,655
                                 2011     9,480,402     9.11 - 19.29     168,467,083

  MIST Pioneer Strategic         2015    63,262,458     2.51 - 31.86     884,891,994
     Income Sub-Account          2014    54,471,343     2.60 - 32.57     943,852,832
                                 2013    41,450,021     2.53 - 31.43     919,328,857
                                 2012    29,638,373    13.34 - 31.23     804,777,040
                                 2011    24,444,162    12.25 - 27.99     600,261,549

  MIST Pyramis Government        2015    60,149,269    10.35 - 11.07     651,039,693
     Income Sub-Account          2014    62,286,953    10.55 - 11.13     680,446,278
     (Commenced 5/2/2011)        2013    69,488,361    10.04 - 10.44     715,739,557
                                 2012    88,599,553    10.77 - 11.03     968,887,238
                                 2011    45,618,019    10.69 - 10.77     490,473,351

  MIST Pyramis Managed Risk      2015    31,417,980     1.14 - 11.35     351,642,870
     Sub-Account                 2014    14,204,266    11.35 - 11.58     163,513,389
     (Commenced 4/29/2013)       2013     7,294,047    10.69 - 10.77      78,417,229

  MIST Schroders Global          2015   467,251,015     1.16 - 12.20     562,872,602
     Multi-Asset Sub-Account     2014   400,460,215     1.20 - 12.36     493,380,979
     (Commenced 4/30/2012)       2013   375,261,358      1.14 - 1.17     435,205,689
                                 2012   179,641,654      1.06 - 1.07     191,885,161

  MIST SSGA Growth and Income    2015    93,774,991    13.20 - 15.32   1,349,807,450
     ETF Sub-Account             2014   101,616,119    13.79 - 15.77   1,513,705,632
                                 2013   110,435,377    13.34 - 15.03   1,578,178,677
                                 2012   118,446,237    12.09 - 13.24   1,521,502,479
                                 2011   120,297,977    10.97 - 11.83   1,390,741,062

  MIST SSGA Growth ETF           2015    32,991,663    13.03 - 15.12     467,274,058
     Sub-Account                 2014    34,092,389    13.66 - 15.62     501,804,705
                                 2013    35,919,224    13.27 - 14.96     509,607,858
                                 2012    36,733,044    11.51 - 12.55     448,167,959
                                 2011    37,984,453    10.24 - 11.04     409,132,829

  MIST T. Rowe Price Large       2015    12,150,155   38.27 - 138.81     715,850,738
     Cap Value Sub-Account       2014    13,521,347   40.58 - 144.85     838,816,422
                                 2013    11,320,980   38.18 - 128.69     657,944,319
                                 2012    12,231,249    28.88 - 96.83     536,790,380
                                 2011    13,446,503    24.76 - 82.60     507,039,092

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MIST PIMCO Inflation           2015      4.95         0.90 - 2.35       (5.36) - (3.98)
     Protected Bond Sub-Account  2014      1.54         0.90 - 2.35         (1.54) - 1.97
                                 2013      2.20         0.90 - 2.35     (11.38) - (10.09)
                                 2012      3.02         0.90 - 2.35           4.22 - 7.82
                                 2011      1.62         1.20 - 2.35           8.56 - 9.82

  MIST PIMCO Total Return        2015      5.26         0.89 - 2.35       (2.32) - (0.45)
     Sub-Account                 2014      2.34         0.89 - 2.35           0.40 - 3.56
                                 2013      4.27         0.89 - 2.35       (4.19) - (2.59)
                                 2012      3.13         0.89 - 2.35           4.10 - 8.58
                                 2011      2.62         0.89 - 2.35         (0.31) - 2.51

  MIST Pioneer Fund              2015      1.24         0.90 - 2.35       (2.57) - (0.83)
     Sub-Account                 2014      1.66         0.90 - 2.35          1.00 - 10.16
                                 2013      3.15         0.90 - 2.30          9.33 - 31.88
                                 2012      1.45         0.90 - 2.30           0.85 - 9.54
                                 2011      1.11         0.95 - 2.30      (11.94) - (5.45)

  MIST Pioneer Strategic         2015      5.15         0.90 - 2.35       (3.75) - (2.18)
     Income Sub-Account          2014      4.98         0.90 - 2.35         (0.93) - 3.65
                                 2013      4.82         0.90 - 2.35         (0.94) - 1.21
                                 2012      4.73         0.90 - 2.35          6.09 - 10.56
                                 2011      4.36         0.95 - 2.35           1.06 - 2.65

  MIST Pyramis Government        2015      2.27         0.90 - 2.35       (1.90) - (0.47)
     Income Sub-Account          2014      2.60         0.90 - 2.35           0.96 - 6.59
     (Commenced 5/2/2011)        2013      1.55         0.90 - 2.35       (6.74) - (5.37)
                                 2012      0.02         0.90 - 2.35           0.74 - 1.96
                                 2011      0.89         1.15 - 2.25           6.96 - 7.75

  MIST Pyramis Managed Risk      2015      0.66         0.90 - 2.25       (3.45) - (0.73)
     Sub-Account                 2014        --         1.10 - 2.25           0.98 - 7.40
     (Commenced 4/29/2013)       2013      1.65         1.15 - 2.25           4.66 - 5.43

  MIST Schroders Global          2015      1.00         0.90 - 2.35       (3.18) - (1.77)
     Multi-Asset Sub-Account     2014      1.32         0.90 - 2.35           0.43 - 6.77
     (Commenced 4/30/2012)       2013      0.01         0.90 - 2.35           7.55 - 9.12
                                 2012      1.49         0.90 - 2.35           5.01 - 6.03

  MIST SSGA Growth and Income    2015      2.30         0.90 - 2.35       (4.24) - (2.84)
     ETF Sub-Account             2014      2.24         0.90 - 2.35         (0.03) - 4.86
                                 2013      2.51         0.90 - 2.35         10.31 - 11.92
                                 2012      2.40         1.10 - 2.35          4.01 - 11.55
                                 2011      1.70         1.15 - 2.35       (1.29) - (0.09)

  MIST SSGA Growth ETF           2015      2.00         0.90 - 2.35       (4.58) - (3.19)
     Sub-Account                 2014      1.88         0.90 - 2.35         (0.05) - 4.43
                                 2013      2.10         0.90 - 2.35         15.33 - 17.01
                                 2012      1.96         1.15 - 2.35          4.38 - 13.71
                                 2011      1.56         1.15 - 2.35       (4.40) - (3.24)

  MIST T. Rowe Price Large       2015      1.58         0.89 - 2.35         (5.83) - 3.48
     Cap Value Sub-Account       2014      1.18         0.89 - 2.35          1.20 - 12.56
                                 2013      1.58         0.89 - 2.35         30.67 - 32.90
                                 2012      1.50         0.89 - 2.35          6.92 - 17.22
                                 2011      0.70         0.89 - 2.35       (6.24) - (4.62)

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------
  MIST T. Rowe Price Mid Cap   2015    27,786,712    15.70 - 18.22     485,654,167
     Growth Sub-Account        2014    32,310,271    15.06 - 17.30     537,586,208
                               2013    37,965,912    13.67 - 15.54     568,882,747
                               2012    41,941,697    10.24 - 11.53     467,536,275
                               2011    44,089,511     9.22 - 10.28     439,146,325

  MIST TCW Core Fixed Income   2015         7,421      9.84 - 9.87          73,169
     Sub-Account
     (Commenced 5/1/2015)

  MIST WMC Large Cap Research  2015     1,013,512    13.89 - 17.26      15,616,983
     Sub-Account               2014     1,151,671    13.60 - 16.68      17,260,395
                               2013     1,260,254    12.25 - 14.84      16,869,650
                               2012     1,423,242     9.34 - 11.16      14,439,147
                               2011     1,414,721      8.42 - 9.34      12,849,849

  MSF Baillie Gifford          2015    24,846,295     4.17 - 14.13     233,411,516
     International Stock       2014    27,573,117     4.31 - 14.37     269,502,431
     Sub-Account               2013    29,549,817     4.51 - 15.12     303,453,047
                               2012       219,106     3.96 - 13.35       2,585,607
                               2011       282,028     3.36 - 11.37       2,803,543

  MSF Barclays Aggregate Bond  2015    18,032,558     1.77 - 18.98     245,107,645
     Index Sub-Account         2014    16,099,701     1.79 - 19.11     213,475,999
                               2013    13,536,937     1.71 - 18.22     162,571,849
                               2012    10,756,748     1.78 - 18.82     151,553,766
                               2011     8,083,366     1.73 - 18.28     130,173,979

  MSF BlackRock Bond Income    2015     1,196,294    46.01 - 76.20      69,045,344
     Sub-Account               2014     1,105,752    46.87 - 76.43      63,615,045
                               2013     1,054,348    44.86 - 72.01      57,251,907
                               2012     1,045,629    46.32 - 73.22      57,888,933
                               2011       953,075    44.15 - 68.69      49,538,985

  MSF BlackRock Capital        2015       579,182    17.56 - 55.26      14,301,142
     Appreciation Sub-Account  2014       639,908    16.88 - 52.46      14,686,428
                               2013       721,215    15.83 - 48.60      15,272,342
                               2012       745,728    12.04 - 36.54      11,831,610
                               2011       814,200    10.75 - 32.23      11,348,650

  MSF BlackRock Large Cap      2015       245,613    15.79 - 17.99       4,149,008
     Value Sub-Account         2014       229,967    17.66 - 19.31       4,201,564
                               2013       225,190    16.80 - 17.73       3,792,926
                               2012       230,438    12.89 - 13.54       2,977,532
                               2011       252,494    11.44 - 11.96       2,890,664

  MSF BlackRock Money Market   2015    39,040,662     2.31 - 25.42     398,590,779
     Sub-Account               2014    39,068,482     2.33 - 25.65     395,886,367
                               2013    44,329,198     2.36 - 25.88     461,342,890
                               2012    53,484,009     9.33 - 25.53     569,109,901
                               2011    59,067,302     9.55 - 25.84     633,625,012

  MSF Frontier Mid Cap Growth  2015     3,809,398    17.73 - 20.04      73,654,799
     Sub-Account               2014     4,248,372    17.69 - 19.79      81,297,538
     (Commenced 4/29/2013)     2013     4,767,721    16.33 - 18.08      83,651,163

                                               FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  MIST T. Rowe Price Mid Cap   2015        --         1.30 - 2.35           4.20 - 5.30
     Growth Sub-Account        2014        --         1.30 - 2.35         10.16 - 11.32
                               2013      0.21         1.30 - 2.35         33.41 - 34.82
                               2012        --         1.30 - 2.35         11.03 - 12.21
                               2011        --         1.30 - 2.35       (3.93) - (2.92)

  MIST TCW Core Fixed Income   2015        --         1.10 - 1.60       (1.56) - (0.10)
     Sub-Account
     (Commenced 5/1/2015)

  MIST WMC Large Cap Research  2015      0.78         0.90 - 2.30           2.08 - 3.48
     Sub-Account               2014      0.80         0.90 - 2.30          1.80 - 12.40
                               2013      1.28         0.90 - 2.30         31.12 - 32.97
                               2012      1.07         0.90 - 2.30        (0.27) - 11.75
                               2011      0.92         1.55 - 2.30       (2.06) - (1.33)

  MSF Baillie Gifford          2015      1.43         1.10 - 2.25       (4.35) - (0.24)
     International Stock       2014      1.26         1.30 - 2.25       (5.49) - (1.36)
     Sub-Account               2013      0.02         1.30 - 2.25          9.68 - 13.94
                               2012      1.14         1.40 - 1.90         17.11 - 17.85
                               2011      1.60         1.40 - 1.90     (21.63) - (20.99)

  MSF Barclays Aggregate Bond  2015      2.67         0.89 - 2.35       (2.38) - (0.46)
     Index Sub-Account         2014      2.62         0.89 - 2.35           0.54 - 4.87
                               2013      3.23         0.89 - 2.25       (4.74) - (3.19)
                               2012      3.45         0.89 - 2.25           1.27 - 2.98
                               2011      3.22         0.89 - 2.25           4.77 - 6.56

  MSF BlackRock Bond Income    2015      3.55         0.89 - 2.30       (1.84) - (0.30)
     Sub-Account               2014      3.22         0.89 - 2.30           0.85 - 6.14
                               2013      3.83         0.89 - 2.30       (3.17) - (1.65)
                               2012      2.54         0.89 - 2.30           3.74 - 6.59
                               2011      3.84         0.89 - 2.30           4.00 - 5.62

  MSF BlackRock Capital        2015        --         0.89 - 2.30           0.83 - 5.34
     Appreciation Sub-Account  2014      0.06         0.89 - 2.30           0.94 - 7.93
                               2013      0.79         0.89 - 2.30         31.17 - 33.03
                               2012      0.32         0.89 - 2.30        (0.88) - 13.35
                               2011      0.17         0.89 - 2.30      (11.01) - (9.75)

  MSF BlackRock Large Cap      2015      1.82         0.89 - 1.60      (10.29) - (6.82)
     Value Sub-Account         2014      1.26         0.89 - 1.35           1.39 - 8.95
                               2013      1.38         0.89 - 1.35         30.28 - 30.88
                               2012      1.61         0.89 - 1.35         12.74 - 13.27
                               2011      1.16         0.89 - 1.35           0.97 - 1.44

  MSF BlackRock Money Market   2015        --         0.90 - 2.35       (2.32) - (0.27)
     Sub-Account               2014        --         0.90 - 2.35       (2.32) - (0.13)
                               2013        --         0.90 - 2.35       (2.32) - (0.37)
                               2012        --         0.95 - 2.35       (2.34) - (0.74)
                               2011        --         0.95 - 2.35       (2.32) - (0.94)

  MSF Frontier Mid Cap Growth  2015        --         1.30 - 2.35           0.22 - 1.28
     Sub-Account               2014        --         1.30 - 2.35           8.30 - 9.44
     (Commenced 4/29/2013)     2013        --         1.30 - 2.35         19.21 - 20.07

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                       AS OF DECEMBER 31
                                        ----------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO           NET
                                            UNITS        HIGHEST ($)      ASSETS ($)
                                        ------------  ----------------  --------------
  MSF Jennison Growth             2015    23,988,437      4.61 - 23.40     501,066,353
     Sub-Account                  2014    27,528,387      4.22 - 21.36     529,020,323
                                  2013    32,574,197      3.93 - 19.82     585,624,219
                                  2012    35,125,323      2.91 - 14.55     468,764,846
                                  2011    20,877,221      2.55 - 12.29     248,172,110

  MSF Loomis Sayles Small Cap     2015       250,951     44.97 - 58.33      12,750,644
     Core Sub-Account             2014       261,060     46.83 - 58.80      13,706,471
                                  2013       283,327     46.30 - 57.49      14,610,773
                                  2012       330,015     33.68 - 41.36      12,332,225
                                  2011       310,374     30.16 - 36.63      10,317,247

  MSF Loomis Sayles Small Cap     2015        18,203     17.03 - 18.60         328,707
     Growth Sub-Account           2014        16,302     17.05 - 18.51         293,433
     (Commenced 4/30/2012)        2013        12,506     17.15 - 18.50         226,802
                                  2012         3,306     11.73 - 12.58          40,927

  MSF Met/Artisan Mid Cap         2015    10,052,598     17.04 - 49.89     194,979,851
     Value Sub-Account            2014    11,205,267     19.30 - 55.59     244,385,523
                                  2013    13,125,790     19.41 - 55.03     285,771,010
                                  2012    13,419,571     14.54 - 40.57     217,257,576
                                  2011    14,599,235     13.33 - 36.59     215,514,020

  MSF Met/Dimensional             2015     3,198,853     18.74 - 20.72      63,108,799
     International Small Company  2014     3,070,324     18.13 - 19.77      58,174,088
     Sub-Account                  2013     3,208,551     19.88 - 21.38      66,162,419
                                  2012     3,203,412     15.91 - 16.90      52,618,293
                                  2011     3,336,605     13.82 - 14.29      47,225,164

  MSF MetLife Asset               2015     4,782,874     12.86 - 14.78      65,568,612
     Allocation 20 Sub-Account    2014     2,973,577     13.22 - 15.00      41,687,543
                                  2013       557,035     12.93 - 13.63       7,497,408
                                  2012       735,694     12.67 - 13.27       9,655,026
                                  2011       850,770     11.86 - 12.35      10,395,348

  MSF MetLife Asset               2015   297,958,878     12.97 - 15.25   4,248,132,666
     Allocation 40 Sub-Account    2014   341,017,115     13.43 - 15.56   4,991,456,808
                                  2013       550,896     13.60 - 14.27       7,732,376
                                  2012       588,986     12.52 - 13.07       7,576,787
                                  2011       608,383     11.48 - 11.91       7,143,945

  MSF MetLife Asset               2015   446,107,386     13.78 - 19.25   6,667,289,010
     Allocation 60 Sub-Account    2014   489,838,225     14.27 - 19.73   7,527,991,156
                                  2013     3,073,122     13.90 - 14.77      44,655,421
                                  2012     3,326,548     12.05 - 12.71      41,689,448
                                  2011     3,930,913     10.88 - 11.40      44,282,730

  MSF MetLife Asset               2015   388,323,652     13.77 - 19.96   5,814,030,390
     Allocation 80 Sub-Account    2014   420,572,925     14.33 - 20.54   6,507,894,347
                                  2013     3,927,901     14.05 - 14.80      57,260,787
                                  2012     4,335,356     11.55 - 12.09      51,720,857
                                  2011     4,632,179     10.23 - 10.65      48,721,974



                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  MSF Jennison Growth             2015       0.02        0.90 - 2.35           3.00 - 9.55
     Sub-Account                  2014       0.04        0.90 - 2.35         (0.16) - 7.81
                                  2013       0.20        0.90 - 2.35         33.56 - 35.51
                                  2012       0.01        0.95 - 2.35        (4.12) - 14.17
                                  2011       0.06        1.30 - 2.35       (2.11) - (0.86)

  MSF Loomis Sayles Small Cap     2015         --        1.10 - 2.30       (3.98) - (2.67)
     Core Sub-Account             2014         --        1.20 - 2.30           1.15 - 2.27
                                  2013       0.23        1.20 - 2.30         37.49 - 39.01
                                  2012         --        1.20 - 2.30         11.66 - 12.90
                                  2011         --        1.20 - 2.30       (1.94) - (0.86)

  MSF Loomis Sayles Small Cap     2015         --        0.90 - 1.50         (0.08) - 0.52
     Growth Sub-Account           2014         --        0.90 - 1.50         (0.57) - 0.03
     (Commenced 4/30/2012)        2013         --        0.90 - 1.50         46.17 - 47.05
                                  2012         --        0.90 - 1.50       (1.28) - (0.88)

  MSF Met/Artisan Mid Cap         2015       0.94        0.89 - 2.35     (11.76) - (10.24)
     Value Sub-Account            2014       0.55        0.89 - 2.35         (0.69) - 1.02
                                  2013       0.77        0.89 - 2.35         33.34 - 35.64
                                  2012       0.80        0.89 - 2.35          8.98 - 10.87
                                  2011       0.79        0.89 - 2.35           4.02 - 5.81

  MSF Met/Dimensional             2015       1.67        0.90 - 2.30           0.83 - 4.81
     International Small Company  2014       2.02        0.90 - 2.30       (8.82) - (0.83)
     Sub-Account                  2013       1.72        0.90 - 2.30         24.70 - 26.46
                                  2012       2.19        0.90 - 2.35          3.91 - 16.37
                                  2011       1.94        1.30 - 2.35     (18.19) - (17.33)

  MSF MetLife Asset               2015       1.92        0.90 - 2.20       (2.75) - (0.55)
     Allocation 20 Sub-Account    2014       1.17        0.90 - 2.20           0.07 - 3.02
                                  2013       3.04        1.55 - 2.15           2.07 - 2.68
                                  2012       3.27        1.55 - 2.15           6.85 - 7.49
                                  2011       2.37        1.55 - 2.15           1.06 - 1.66

  MSF MetLife Asset               2015       0.28        0.90 - 2.35       (3.37) - (0.68)
     Allocation 40 Sub-Account    2014       0.01        0.90 - 2.35           0.04 - 3.47
                                  2013       2.53        1.55 - 2.10           8.62 - 9.22
                                  2012       2.95        1.55 - 2.10           9.13 - 9.74
                                  2011       2.14        1.55 - 2.10       (1.04) - (0.50)

  MSF MetLife Asset               2015       0.54        0.90 - 2.35       (3.56) - (0.67)
     Allocation 60 Sub-Account    2014       0.02        0.90 - 2.35           0.03 - 3.93
                                  2013       2.00        1.55 - 2.25         15.36 - 16.17
                                  2012       2.39        1.55 - 2.25         10.71 - 11.49
                                  2011       1.52        1.55 - 2.25       (3.55) - (2.89)

  MSF MetLife Asset               2015       0.33        0.90 - 2.35       (3.98) - (0.84)
     Allocation 80 Sub-Account    2014       0.02        0.90 - 2.35         (0.03) - 4.53
                                  2013       1.46        1.55 - 2.15         21.67 - 22.40
                                  2012       1.91        1.55 - 2.15         12.92 - 13.60
                                  2011       1.43        1.55 - 2.15       (5.81) - (5.25)



             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     --------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO           NET
                                         UNITS       HIGHEST ($)      ASSETS ($)
                                     ------------  ---------------  -------------
  MSF MetLife Mid Cap Stock    2015     5,111,469     2.75 - 29.62    121,483,288
     Index Sub-Account         2014     5,178,461     2.86 - 30.60    127,735,872
                               2013     5,501,359     2.64 - 28.20    125,884,078
                               2012     4,914,049     2.01 - 21.37     88,989,701
                               2011     4,708,991     1.73 - 18.33     77,805,929

  MSF MetLife Stock Index      2015    25,649,785     7.03 - 78.11    553,515,934
     Sub-Account               2014    28,264,874     7.03 - 77.90    610,830,233
                               2013    28,624,388     6.28 - 69.33    561,274,487
                               2012    29,109,224     4.82 - 52.98    446,759,028
                               2011    25,347,914     4.22 - 46.18    355,993,780

  MSF MFS Total Return         2015       710,775    47.72 - 75.73     42,319,194
     Sub-Account               2014       756,067    49.00 - 76.52     45,817,455
                               2013       814,124    46.24 - 71.07     46,044,412
                               2012       730,405    41.41 - 60.26     35,344,618
                               2011       826,212    38.00 - 54.49     36,390,818

  MSF MFS Value Sub-Account    2015    10,866,190    12.69 - 25.81    249,890,569
                               2014    10,916,908    13.03 - 26.14    255,401,966
                               2013    12,139,878    12.05 - 23.85    260,473,964
                               2012     3,025,966    14.12 - 17.78     48,275,261
                               2011     3,145,406    12.27 - 14.81     43,754,913

  MSF MSCI EAFE Index          2015     8,770,551     1.46 - 15.89     99,902,951
     Sub-Account               2014     8,697,532     1.49 - 16.21    101,223,288
                               2013     8,809,646     1.61 - 17.40    112,197,169
                               2012     7,172,234     1.34 - 14.41     81,404,548
                               2011     6,390,970     1.15 - 12.29     69,159,210

  MSF Neuberger Berman         2015     6,339,117    17.77 - 27.37    131,949,869
     Genesis Sub-Account       2014     7,109,782    18.11 - 27.46    150,104,225
                               2013     8,020,175    18.58 - 27.70    172,247,460
                               2012       626,194    16.44 - 20.18     11,798,908
                               2011       647,811    15.96 - 18.50     11,266,993

  MSF Russell 2000 Index       2015     5,516,806     2.69 - 29.61    129,529,499
     Sub-Account               2014     5,807,014     2.84 - 31.21    144,858,146
                               2013     5,835,501     2.74 - 29.98    141,070,458
                               2012     5,078,788     2.01 - 21.83     91,750,975
                               2011     3,926,223     1.75 - 18.93     64,081,468

  MSF T. Rowe Price Large Cap  2015    19,853,858     8.76 - 62.33    233,448,817
     Growth Sub-Account        2014    15,015,374     8.02 - 57.25    166,959,337
                               2013    14,688,080     8.03 - 53.41    151,930,071
                               2012        39,346    35.99 - 39.07      1,501,612
                               2011        44,809    30.91 - 33.42      1,465,621

  MSF T. Rowe Price Small Cap  2015       373,434    27.19 - 38.55     11,814,560
     Growth Sub-Account        2014       321,073    27.11 - 37.87      9,976,420
                               2013       356,919    25.98 - 35.74     10,522,813
                               2012       380,162    18.41 - 24.95      7,808,995
                               2011       417,381    16.23 - 21.67      7,500,142



                                                FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  MSF MetLife Mid Cap Stock    2015       0.97        0.89 - 2.35       (7.24) - (2.52)
     Index Sub-Account         2014       0.85        0.89 - 2.35           1.60 - 8.52
                               2013       1.00        0.89 - 2.35         29.67 - 31.97
                               2012       0.82        0.89 - 2.35         14.53 - 16.55
                               2011       0.70        0.89 - 2.35       (4.50) - (2.76)

  MSF MetLife Stock Index      2015       1.57        0.89 - 2.90         (3.80) - 2.90
     Sub-Account               2014       1.51        0.89 - 2.90          0.87 - 12.36
                               2013       1.68        0.89 - 2.90         28.14 - 30.85
                               2012       1.55        0.89 - 2.90         12.30 - 14.73
                               2011       1.55        0.89 - 2.90         (1.15) - 0.94

  MSF MFS Total Return         2015       2.49        0.89 - 2.30       (2.62) - (1.04)
     Sub-Account               2014       2.25        0.89 - 2.30           5.95 - 7.68
                               2013       2.31        0.89 - 2.30         16.06 - 17.94
                               2012       2.78        0.89 - 2.15          2.75 - 10.59
                               2011       2.68        0.89 - 2.15           0.04 - 1.51

  MSF MFS Value Sub-Account    2015       2.49        0.89 - 2.35         (2.68) - 2.26
                               2014       1.57        0.89 - 2.35           1.99 - 9.83
                               2013       0.55        0.89 - 2.35         17.10 - 34.53
                               2012       1.94        0.89 - 2.30          3.00 - 15.61
                               2011       1.57        0.89 - 2.30       (1.43) - (0.04)

  MSF MSCI EAFE Index          2015       3.14        0.89 - 2.25       (9.98) - (1.36)
     Sub-Account               2014       2.43        0.89 - 2.25       (8.42) - (2.81)
                               2013       2.89        0.89 - 2.25         18.74 - 20.78
                               2012       2.89        0.89 - 2.15         15.42 - 17.27
                               2011       2.23        0.89 - 2.15     (14.50) - (13.28)

  MSF Neuberger Berman         2015       0.18        0.89 - 2.35       (1.95) - (0.31)
     Genesis Sub-Account       2014       0.22        0.89 - 2.35         (2.62) - 0.40
                               2013       0.10        0.89 - 2.35         24.94 - 37.30
                               2012       0.34        0.89 - 2.30           7.25 - 9.05
                               2011       0.73        0.89 - 1.95         (7.38) - 4.87

  MSF Russell 2000 Index       2015       1.00        0.89 - 2.35       (9.86) - (3.68)
     Sub-Account               2014       0.96        0.89 - 2.35           2.30 - 4.11
                               2013       1.29        0.89 - 2.35         34.91 - 37.33
                               2012       0.88        0.89 - 2.35         13.24 - 15.31
                               2011       0.84        0.89 - 2.35       (6.46) - (4.95)

  MSF T. Rowe Price Large Cap  2015         --        0.89 - 2.35         (3.16) - 9.80
     Growth Sub-Account        2014         --        0.89 - 2.35        (0.04) - 13.92
                               2013         --        0.89 - 2.35         26.10 - 37.93
                               2012         --        1.50 - 1.90         16.43 - 16.90
                               2011         --        1.50 - 1.90       (3.19) - (2.80)

  MSF T. Rowe Price Small Cap  2015       0.08        0.89 - 2.15         (8.44) - 1.80
     Growth Sub-Account        2014       0.01        0.89 - 2.15           2.47 - 5.96
                               2013       0.22        0.89 - 2.15         41.11 - 43.27
                               2012         --        0.89 - 2.15         13.43 - 15.14
                               2011         --        0.89 - 2.15         (0.70) - 0.87



             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       --------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  -------------
  MSF Van Eck Global Natural     2015     8,336,502      8.59 - 9.26     74,871,874
     Resources Sub-Account       2014     6,586,665    13.05 - 13.93     89,288,128
                                 2013     6,278,667    16.43 - 17.17    106,449,499
                                 2012     7,200,491    15.15 - 15.70    111,896,983
                                 2011     6,910,683    15.07 - 15.51    106,332,935

  MSF Western Asset              2015         6,545    27.92 - 31.04        195,310
     Management Strategic        2014           398            32.02         12,743
     Bond Opportunities
     Sub-Account
     (Commenced 11/19/2014)

  MSF Western Asset              2015    15,069,560    14.65 - 19.92    268,298,667
     Management U.S. Government  2014    15,346,536    14.95 - 19.83    276,085,662
     Sub-Account                 2013    16,417,493    14.93 - 19.52    291,870,388
                                 2012    17,244,875    15.42 - 19.89    313,310,285
                                 2011    16,038,241    15.32 - 19.49    285,529,978

  MSF WMC Core Equity            2015    26,356,637    17.28 - 58.48    527,700,755
     Opportunities Sub-Account   2014    30,718,018    17.28 - 57.62    609,015,113
                                 2013    36,209,587    16.00 - 52.55    658,561,438
                                 2012    41,401,029    12.26 - 39.65    572,327,325
                                 2011    48,368,185    11.12 - 35.45    599,153,697

  Neuberger Berman Genesis       2015           317            22.76          7,222
     Sub-Account                 2014           393            22.93          9,013
                                 2013           474            23.21         10,991
                                 2012           474            17.11          8,101
                                 2011           474            15.72          7,443

  Oppenheimer VA Core Bond       2015         1,226             6.10          7,477
     Sub-Account                 2014         1,362             6.13          8,346
                                 2013         1,493             5.79          8,646
                                 2012         1,541             5.88          9,058
                                 2011         1,878             5.41         10,150

  Oppenheimer VA Main Street     2015     4,053,883    16.54 - 28.62    109,248,990
     Small Cap Sub-Account       2014     4,346,502    17.83 - 30.77    126,466,514
                                 2013     4,655,290    16.15 - 27.82    123,045,407
                                 2012     5,041,901    11.62 - 19.97     96,092,155
                                 2011     4,964,464     9.98 - 17.13     81,494,321

  Oppenheimer VA Main Street     2015        12,936             8.08        104,564
     Sub-Account                 2014        13,372             7.93        106,085
                                 2013        14,316             7.27        104,039
                                 2012        14,959             5.59         83,663
                                 2011        22,109             4.85        107,300

  Oppenheimer VA Money           2015           668             5.38          3,592
     Sub-Account                 2014           696             5.45          3,793
                                 2013           723             5.53          4,000
                                 2012        20,150             5.61        112,965
                                 2011        20,177             5.69        114,709



                                                  FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MSF Van Eck Global Natural     2015       0.21        1.10 - 2.15     (34.19) - (33.49)
     Resources Sub-Account       2014       0.27        1.10 - 2.15     (20.55) - (11.40)
                                 2013       0.66        1.30 - 2.15           8.40 - 9.32
                                 2012         --        1.30 - 2.15           0.38 - 1.25
                                 2011       1.10        1.30 - 2.20     (18.49) - (17.75)

  MSF Western Asset              2015       3.26        1.10 - 1.60       (3.56) - (2.23)
     Management Strategic        2014         --               1.10                (0.65)
     Bond Opportunities
     Sub-Account
     (Commenced 11/19/2014)

  MSF Western Asset              2015       2.04        0.90 - 2.35       (2.02) - (0.40)
     Management U.S. Government  2014       1.68        0.95 - 2.35           0.17 - 1.58
     Sub-Account                 2013       1.95        0.95 - 2.35       (3.21) - (1.84)
                                 2012       1.85        0.95 - 2.35           0.64 - 2.07
                                 2011       1.20        0.95 - 2.35           2.83 - 4.28

  MSF WMC Core Equity            2015       1.65        0.89 - 2.35         (0.11) - 4.18
     Opportunities Sub-Account   2014       0.59        0.89 - 2.35           1.34 - 9.65
                                 2013       1.27        0.89 - 2.35         30.43 - 32.52
                                 2012       0.72        0.89 - 2.35          1.16 - 11.86
                                 2011       1.01        0.89 - 2.35      (11.86) - (4.88)

  Neuberger Berman Genesis       2015       0.05               0.89                (0.74)
     Sub-Account                 2014       0.05               0.89                (1.19)
                                 2013       0.32               0.89                 35.68
                                 2012       0.21               0.89                  8.84
                                 2011       0.84               0.89                  3.67

  Oppenheimer VA Core Bond       2015       4.05               1.40                (0.44)
     Sub-Account                 2014       5.29               1.40                  5.77
                                 2013       5.14               1.40                (1.49)
                                 2012       4.67               1.40                  8.75
                                 2011       5.76               1.40                  6.77

  Oppenheimer VA Main Street     2015       0.64        0.95 - 1.75       (7.72) - (6.98)
     Small Cap Sub-Account       2014       0.63        0.95 - 1.75          9.72 - 10.60
                                 2013       0.70        0.95 - 1.75         38.19 - 39.29
                                 2012       0.33        0.95 - 1.75         15.62 - 16.55
                                 2011       0.36        0.95 - 1.75       (4.07) - (3.30)

  Oppenheimer VA Main Street     2015       0.92               1.40                  1.89
     Sub-Account                 2014       0.84               1.40                  9.16
                                 2013       1.10               1.40                 29.94
                                 2012       0.86               1.40                 15.24
                                 2011       1.27               1.40                (1.40)

  Oppenheimer VA Money           2015         --               1.40                (1.38)
     Sub-Account                 2014         --               1.40                (1.38)
                                 2013       0.01               1.40                (1.38)
                                 2012       0.01               1.40                (1.39)
                                 2011       0.01               1.40                (1.37)



             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO           NET
                                         UNITS       HIGHEST ($)      ASSETS ($)
                                     ------------  ---------------  --------------
  PIMCO VIT Commodity          2015        39,333      6.34 - 6.37         250,085
     RealReturn Strategy       2014         1,515      8.69 - 8.70          13,170
     Sub-Account
     (Commenced 11/19/2014)

  PIMCO VIT Emerging Markets   2015        44,282      9.16 - 9.21         406,796
     Bonds Sub-Account         2014         1,592             9.55          15,202
     (Commenced 11/19/2014)

  PIMCO VIT Unconstrained      2015        29,245      9.61 - 9.66         281,863
     Bond Sub-Account          2014           478             9.96           4,759
     (Commenced 11/19/2014)

  Pioneer VCT Mid Cap Value    2015     1,461,366    38.92 - 47.94      63,990,328
     Sub-Account               2014     1,581,277    42.37 - 51.68      74,902,996
                               2013     1,719,853    37.64 - 45.45      71,900,042
                               2012     1,769,793    28.91 - 34.56      56,444,927
                               2011     1,688,831    26.60 - 31.48      49,145,077

  Pioneer VCT Real Estate      2015         8,230    27.82 - 31.25         240,901
     Shares Sub-Account        2014         8,772    27.15 - 30.26         249,879
                               2013        11,399    21.20 - 23.46         252,653
                               2012        10,700    21.29 - 23.38         237,514
                               2011        12,968    18.70 - 20.38         251,847

  T. Rowe Price Growth Stock   2015        44,692           157.95       7,058,976
     Sub-Account               2014        52,254           143.75       7,511,742
                               2013        62,571           133.27       8,339,192
                               2012        66,302            96.60       6,404,585
                               2011        73,401            81.96       6,015,937

  T. Rowe Price International  2015        27,270            15.32         417,754
     Stock Sub-Account         2014        39,998            15.58         623,024
                               2013        41,360            15.85         655,401
                               2012        45,736            13.99         639,881
                               2011        59,337            11.89         705,529

  T. Rowe Price Prime Reserve  2015        28,754            17.29         497,039
     Sub-Account               2014        29,487            17.44         514,215
                               2013        31,743            17.59         558,449
                               2012        40,746            17.75         723,146
                               2011        54,384            17.91         973,756

  TAP 1919 Variable Socially   2015         5,634    35.70 - 39.24         215,832
     Responsive Balanced       2014         6,406    37.02 - 40.53         253,840
     Sub-Account               2013         7,932    34.52 - 37.64         292,286
                               2012         9,185    29.64 - 32.19         289,329
                               2011        17,377    27.28 - 29.51         501,373

  UIF Global Infrastructure    2015        32,371    10.20 - 11.38         345,685
     Sub-Account               2014           664    12.49 - 12.95           8,465
     (Commenced 11/19/2014)

  Van Eck VIP Long/Short       2015        26,997      9.61 - 9.67         260,319
     Equity Index Sub-Account  2014         1,662    10.08 - 10.09          16,769
     (Commenced 11/19/2014)

                                                FOR THE YEAR ENDED DECEMBER 31
                                     ---------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)     TOTAL RETURN(3)
                                        INCOME          LOWEST TO           LOWEST TO
                                       RATIO (%)       HIGHEST (%)         HIGHEST (%)
                                     -------------  ----------------  ------------------
  PIMCO VIT Commodity          2015       2.13        1.10 - 1.60     (27.09) - (26.72)
     RealReturn Strategy       2014       0.20        1.10 - 1.35     (13.36) - (13.33)
     Sub-Account
     (Commenced 11/19/2014)

  PIMCO VIT Emerging Markets   2015       5.03        1.10 - 1.60       (4.08) - (3.60)
     Bonds Sub-Account         2014       0.32        1.10 - 1.60       (3.46) - (3.40)
     (Commenced 11/19/2014)

  PIMCO VIT Unconstrained      2015       4.52        1.10 - 1.60       (3.52) - (3.04)
     Bond Sub-Account          2014       0.04               1.35                (0.10)
     (Commenced 11/19/2014)

  Pioneer VCT Mid Cap Value    2015       0.55        0.95 - 1.95       (8.16) - (7.24)
     Sub-Account               2014       0.65        0.95 - 1.95         12.58 - 13.71
                               2013       0.74        0.95 - 1.95         30.19 - 31.50
                               2012       0.84        0.95 - 1.95           8.67 - 9.77
                               2011       0.64        0.95 - 1.95       (7.66) - (6.73)

  Pioneer VCT Real Estate      2015       2.06        1.20 - 1.95           2.50 - 3.27
     Shares Sub-Account        2014       2.29        1.20 - 1.95         28.04 - 29.00
                               2013       2.16        1.20 - 1.95         (0.42) - 0.33
                               2012       2.11        1.20 - 1.95         13.84 - 14.70
                               2011       2.24        1.20 - 1.95           7.64 - 8.45

  T. Rowe Price Growth Stock   2015         --               0.89                  9.87
     Sub-Account               2014         --               0.89                  7.86
                               2013       0.04               0.89                 37.97
                               2012       0.18               0.89                 17.86
                               2011       0.02               0.89                (1.85)

  T. Rowe Price International  2015       0.80               0.89                (1.65)
     Stock Sub-Account         2014       1.13               0.89                (1.70)
                               2013       0.97               0.89                 13.26
                               2012       1.21               0.89                 17.66
                               2011       1.20               0.89               (13.11)

  T. Rowe Price Prime Reserve  2015       0.01               0.89                (0.88)
     Sub-Account               2014       0.01               0.89                (0.88)
                               2013       0.01               0.89                (0.87)
                               2012       0.01               0.89                (0.88)
                               2011       0.01               0.89                (0.87)

  TAP 1919 Variable Socially   2015       1.19        1.50 - 1.90       (3.56) - (3.18)
     Responsive Balanced       2014       0.87        1.50 - 1.90           7.25 - 7.68
     Sub-Account               2013       0.83        1.50 - 1.90         16.47 - 16.94
                               2012       1.06        1.50 - 1.90           8.62 - 9.06
                               2011       1.20        1.50 - 1.90       (1.89) - (1.51)

  UIF Global Infrastructure    2015       1.43        0.90 - 1.60     (15.25) - (12.01)
     Sub-Account               2014         --        1.10 - 1.35           0.27 - 0.30
     (Commenced 11/19/2014)

  Van Eck VIP Long/Short       2015       0.06        1.10 - 1.60       (4.67) - (4.20)
     Equity Index Sub-Account  2014         --        1.10 - 1.35           0.67 - 0.70
     (Commenced 11/19/2014)

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)



(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying portfolio, series or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying portfolio, series or fund in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, within the underlying portfolio, series or fund of the Trusts which may have unique investment income ratios.

(2) These amounts represent annualized contract expenses of each of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series or fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Sub-Account.

This page is intentionally left blank.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Item 8. Financial Statements and Supplementary Data

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                      Page
                                                                                                      ----
Report of Independent Registered Public Accounting Firm..............................................   2
Financial Statements at December 31, 2015 and 2014 and for the Years Ended December 31, 2015, 2014
  and 2013:
 Consolidated Balance Sheets.........................................................................   3
 Consolidated Statements of Operations...............................................................   4
 Consolidated Statements of Comprehensive Income (Loss)..............................................   5
 Consolidated Statements of Stockholder's Equity.....................................................   6
 Consolidated Statements of Cash Flows...............................................................   7
 Notes to the Consolidated Financial Statements......................................................   9
     Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies........   9
     Note 2 -- Segment Information...................................................................  27
     Note 3 -- Mergers...............................................................................  33
     Note 4 -- Disposition...........................................................................  33
     Note 5 -- Insurance.............................................................................  34
     Note 6 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles...  41
     Note 7 -- Reinsurance...........................................................................  44
     Note 8 -- Investments...........................................................................  52
     Note 9 -- Derivatives...........................................................................  76
     Note 10 -- Fair Value...........................................................................  90
     Note 11 -- Goodwill............................................................................. 109
     Note 12 -- Debt................................................................................. 111
     Note 13 -- Equity............................................................................... 112
     Note 14 -- Other Expenses....................................................................... 116
     Note 15 -- Income Tax........................................................................... 117
     Note 16 -- Contingencies, Commitments and Guarantees............................................ 120
     Note 17 -- Related Party Transactions........................................................... 123
     Note 18 -- Subsequent Events.................................................................... 124
Financial Statement Schedules at December 31, 2015 and 2014 and for the Years Ended December 31,
  2015, 2014 and 2013:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties...... 125
 Schedule III -- Consolidated Supplementary Insurance Information.................................... 126
 Schedule IV -- Consolidated Reinsurance............................................................. 128

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of MetLife Insurance Company USA:

We have audited the accompanying consolidated balance sheets of MetLife Insurance Company USA (formerly MetLife Insurance Company of Connecticut) and subsidiaries (the "Company") as of December 31, 2015 and 2014, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2015. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company USA and subsidiaries as of December 31, 2015 and 2014, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2015, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ DELOITTE & TOUCHE LLP
New York, New York
March 24, 2016

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2015 and 2014

                (In millions, except share and per share data)

                                                                                               2015         2014
                                                                                           -----------  -----------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
   $50,154 and $46,423, respectively)..................................................... $    52,409  $    50,697
 Equity securities available-for-sale, at estimated fair value (cost: $384 and $400,
   respectively)..........................................................................         409          459
 Mortgage loans (net of valuation allowances of $36 and $25, respectively; includes
   $172 and $280, respectively, at estimated fair value, relating to variable interest
   entities)..............................................................................       7,262        5,839
 Policy loans.............................................................................       1,266        1,194
 Real estate and real estate joint ventures (includes $5 and $93, respectively, of real
   estate held-for-sale)..................................................................         628          894
 Other limited partnership interests......................................................       1,846        2,234
 Short-term investments, principally at estimated fair value..............................       1,737        1,232
 Other invested assets, principally at estimated fair value...............................       4,942        4,531
                                                                                           -----------  -----------
   Total investments......................................................................      70,499       67,080
Cash and cash equivalents, principally at estimated fair value............................       1,383        1,206
Accrued investment income (includes $1 and $2, respectively, relating to variable
  interest entities)......................................................................         505          501
Premiums, reinsurance and other receivables...............................................      22,251       21,559
Deferred policy acquisition costs and value of business acquired..........................       4,809        4,890
Current income tax recoverable............................................................          --          537
Goodwill..................................................................................         381          381
Other assets..............................................................................         799          848
Separate account assets...................................................................     101,735      108,861
                                                                                           -----------  -----------
     Total assets......................................................................... $   202,362  $   205,863
                                                                                           ===========  ===========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits.................................................................... $    29,894  $    28,479
Policyholder account balances.............................................................      35,661       35,486
Other policy-related balances.............................................................       3,549        3,320
Payables for collateral under securities loaned and other transactions....................      10,619        7,501
Long-term debt (includes $48 and $139, respectively, at estimated fair value, relating to
  variable interest entities).............................................................         836          928
Current income tax payable................................................................          20           --
Deferred income tax liability.............................................................         803        1,338
Other liabilities (includes $1 and $1, respectively, relating to variable interest
  entities)...............................................................................       7,682        7,944
Separate account liabilities..............................................................     101,735      108,861
                                                                                           -----------  -----------
     Total liabilities....................................................................     190,799      193,857
                                                                                           -----------  -----------
Contingencies, Commitments and Guarantees (Note 16)
Stockholder's Equity
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares
  issued and outstanding..................................................................          75           75
Additional paid-in capital................................................................      10,871       10,855
Retained earnings (deficit)...............................................................      (1,011)      (1,350)
Accumulated other comprehensive income (loss).............................................       1,628        2,426
                                                                                           -----------  -----------
     Total stockholder's equity...........................................................      11,563       12,006
                                                                                           -----------  -----------
     Total liabilities and stockholder's equity........................................... $   202,362  $   205,863
                                                                                           ===========  ===========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                   2015       2014       2013
                                                                ---------  ---------  ---------
Revenues
Premiums....................................................... $   1,433  $   1,152  $     689
Universal life and investment-type product policy fees.........     2,940      3,193      3,130
Net investment income..........................................     2,615      2,669      2,999
Other revenues.................................................       504        539        610
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities.       (16)        (6)        (9)
 Other-than-temporary impairments on fixed maturity securities
   transferred to other comprehensive income (loss)............        (9)        (6)       (11)
 Other net investment gains (losses)...........................        61       (457)        47
                                                                ---------  ---------  ---------
   Total net investment gains (losses).........................        36       (469)        27
 Net derivative gains (losses).................................      (424)      (181)       441
                                                                ---------  ---------  ---------
     Total revenues............................................     7,104      6,903      7,896
                                                                ---------  ---------  ---------
Expenses
Policyholder benefits and claims...............................     2,696      2,764      3,147
Interest credited to policyholder account balances.............     1,037      1,062      1,168
Goodwill impairment............................................        --         33         66
Other expenses.................................................     2,317      2,754      1,937
                                                                ---------  ---------  ---------
     Total expenses............................................     6,050      6,613      6,318
                                                                ---------  ---------  ---------
Income (loss) before provision for income tax..................     1,054        290      1,578
Provision for income tax expense (benefit).....................       215         (5)       437
                                                                ---------  ---------  ---------
Net income (loss).............................................. $     839  $     295  $   1,141
                                                                =========  =========  =========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                  2015        2014       2013
                                                               ----------  ---------  ----------
Net income (loss)............................................. $      839  $     295  $    1,141
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets.     (1,324)     1,953      (2,232)
 Unrealized gains (losses) on derivatives.....................         86        244        (206)
 Foreign currency translation adjustments.....................        (28)       (50)         54
                                                               ----------  ---------  ----------
Other comprehensive income (loss), before income tax..........     (1,266)     2,147      (2,384)
Income tax (expense) benefit related to items of other
  comprehensive income (loss).................................        468       (701)        808
                                                               ----------  ---------  ----------
Other comprehensive income (loss), net of income tax..........       (798)     1,446      (1,576)
                                                               ----------  ---------  ----------
Comprehensive income (loss)................................... $       41  $   1,741  $     (435)
                                                               ==========  =========  ==========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Consolidated Statements of Stockholder's Equity
             For the Years Ended December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                     Accumulated
                                             Additional  Retained       Other         Total
                                   Common     Paid-in    Earnings   Comprehensive Stockholder's
                                   Stock      Capital    (Deficit)  Income (Loss)    Equity
                                 ---------  -----------  ---------  ------------- -------------
Balance at December 31, 2012.... $      86  $    11,460  $    (886)   $   2,556    $   13,216
Capital contributions from
  MetLife, Inc..................                     46                                    46
Dividends paid to MetLife, Inc..                            (1,261)                    (1,261)
Net income (loss)...............                             1,141                      1,141
Other comprehensive income
  (loss), net of income tax.....                                         (1,576)       (1,576)
                                 ---------  -----------  ---------    ---------    ----------
Balance at December 31, 2013....        86       11,506     (1,006)         980        11,566
Redemption of common stock......       (11)        (895)      (484)                    (1,390)
Capital contributions from
  MetLife, Inc..................                    244                                   244
Dividends paid to MetLife, Inc..                              (155)                      (155)
Net income (loss)...............                               295                        295
Other comprehensive income
  (loss), net of income tax.....                                          1,446         1,446
                                 ---------  -----------  ---------    ---------    ----------
Balance at December 31, 2014....        75       10,855     (1,350)       2,426        12,006
Capital contributions from
  MetLife, Inc..................                     16                                    16
Dividends paid to MetLife, Inc..                              (500)                      (500)
Net income (loss)...............                               839                        839
Other comprehensive income
  (loss), net of income tax.....                                           (798)         (798)
                                 ---------  -----------  ---------    ---------    ----------
Balance at December 31, 2015.... $      75  $    10,871  $  (1,011)   $   1,628    $   11,563
                                 =========  ===========  =========    =========    ==========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                                                      2015      2014      2013
                                                                                                    --------  --------  --------
Cash flows from operating activities
Net income (loss).................................................................................. $    839  $    295  $  1,141
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Depreciation and amortization expenses...........................................................       23        30        35
  Amortization of premiums and accretion of discounts associated with investments, net.............     (204)     (166)     (150)
  (Gains) losses on investments and from sales of businesses, net..................................      (36)      469       (27)
  (Gains) losses on derivatives, net...............................................................    1,225     1,443     1,567
  (Income) loss from equity method investments, net of dividends or distributions..................      108       (11)      (82)
  Interest credited to policyholder account balances...............................................    1,037     1,062     1,168
  Universal life and investment-type product policy fees...........................................   (2,940)   (3,193)   (3,130)
  Goodwill impairment..............................................................................       --        33        66
  Change in accrued investment income..............................................................        9       124       146
  Change in premiums, reinsurance and other receivables............................................     (586)   (1,479)     (190)
  Change in deferred policy acquisition costs and value of business acquired, net..................      270       711      (480)
  Change in income tax.............................................................................      491       245       691
  Change in other assets...........................................................................    2,127     2,258     2,006
  Change in insurance-related liabilities and policy-related balances..............................    2,104     1,398     1,198
  Change in other liabilities......................................................................     (267)    1,390        31
  Other, net.......................................................................................        5       (67)       (6)
                                                                                                    --------  --------  --------
Net cash provided by (used in) operating activities................................................    4,205     4,542     3,984
                                                                                                    --------  --------  --------
Cash flows from investing activities
  Sales, maturities and repayments of:
   Fixed maturity securities.......................................................................   35,704    20,249    20,330
   Equity securities...............................................................................      308        98        69
   Mortgage loans..................................................................................    1,059     2,428     2,304
   Real estate and real estate joint ventures......................................................      512        28       104
   Other limited partnership interests.............................................................      425       255       153
  Purchases of:
   Fixed maturity securities.......................................................................  (39,298)  (24,520)  (17,068)
   Equity securities...............................................................................     (273)      (41)     (133)
   Mortgage loans..................................................................................   (2,515)     (343)     (912)
   Real estate and real estate joint ventures......................................................     (109)     (209)     (201)
   Other limited partnership interests.............................................................     (233)     (345)     (368)
  Cash received in connection with freestanding derivatives........................................      223       788       258
  Cash paid in connection with freestanding derivatives............................................     (868)   (1,991)   (3,615)
  Cash received under repurchase agreements........................................................      199        --        --
  Cash paid under repurchase agreements............................................................     (199)       --        --
  Cash received under reverse repurchase agreements................................................      199        --        --
  Cash paid under reverse repurchase agreements....................................................     (199)       --        --
  Sale of business, net of cash and cash equivalents disposed of $0, $251 and $0,
   respectively....................................................................................       --       451        --
  Sales of loans to affiliates.....................................................................       --       520        --
  Net change in policy loans.......................................................................      (72)       52        (3)
  Net change in short-term investments.............................................................     (495)    3,581     2,060
  Net change in other invested assets..............................................................      (55)     (305)      113
  Other, net.......................................................................................       --        --         3
                                                                                                    --------  --------  --------
Net cash provided by (used in) investing activities................................................   (5,687)      696     3,094
                                                                                                    --------  --------  --------

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Consolidated Statements of Cash Flows -- (continued)
             For the Years Ended December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                                            2015         2014        2013
                                                                                        -----------  -----------  ----------
Cash flows from financing activities
  Policyholder account balances:
   Deposits............................................................................      19,970       18,581      15,005
   Withdrawals.........................................................................     (20,797)     (21,564)    (16,806)
  Net change in payables for collateral under securities loaned and other transactions.       3,118          703      (3,197)
  Long-term debt issued................................................................         175           --          --
  Long-term debt repaid................................................................        (235)      (1,379)     (1,009)
  Financing element on certain derivative instruments..................................         (81)        (414)       (197)
  Redemption of common stock...........................................................          --         (906)         --
  Common stock redemption premium......................................................          --         (484)         --
  Dividends paid to MetLife, Inc.......................................................        (500)        (155)     (1,261)
  Capital contributions from MetLife, Inc..............................................          11          231          --
                                                                                        -----------  -----------  ----------
Net cash provided by (used in) financing activities....................................       1,661       (5,387)     (7,465)
                                                                                        -----------  -----------  ----------
Effect of change in foreign currency exchange rates on cash and cash equivalents
 balances..............................................................................          (2)         (45)        (41)
                                                                                        -----------  -----------  ----------
Change in cash and cash equivalents....................................................         177         (194)       (428)
Cash and cash equivalents, beginning of year...........................................       1,206        1,400       1,828
                                                                                        -----------  -----------  ----------
Cash and cash equivalents, end of year................................................. $     1,383  $     1,206  $    1,400
                                                                                        ===========  ===========  ==========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
   Interest............................................................................ $        77  $       116  $      199
                                                                                        ===========  ===========  ==========
   Income tax.......................................................................... $      (263) $      (221) $     (272)
                                                                                        ===========  ===========  ==========
Non-cash transactions:
  Capital contributions from MetLife, Inc.............................................. $         5  $        13  $       46
                                                                                        ===========  ===========  ==========
  Transfers of fixed maturity securities to affiliates................................. $        --  $       804  $       --
                                                                                        ===========  ===========  ==========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  "MetLife USA" and the "Company" refer to MetLife Insurance Company USA (formerly, MetLife Insurance Company of Connecticut ("MICC")), a Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. MetLife Insurance Company USA is a wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

  In November 2014, MetLife Insurance Company of Connecticut re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MetLife Investors USA Insurance Company ("MLI-USA"), and its affiliates, MetLife Investors Insurance Company ("MLIIC") and Exeter Reassurance Company, Ltd. ("Exeter"). See Note 3 for further information on the merger transactions and the prior periods' adjustments.

  The Company is organized into two segments: Retail and Corporate Benefit Funding.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

 Consolidation

   The accompanying consolidated financial statements include the accounts of MetLife Insurance Company USA and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Discontinued Operations

   The results of operations of a component of the Company that has either been disposed of or is classified as held-for-sale are reported in discontinued operations if certain criteria are met. Effective January 1, 2014, the Company adopted new guidance regarding reporting of discontinued operations for disposals or classifications as held-for-sale that have not been previously reported on the consolidated financial statements. A disposal of a component is reported in discontinued operations if the disposal represents a strategic shift that has or will have a major effect on the Company's operations and financial results. See "-- Adoption of New Accounting Pronouncements."

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Separate Accounts

   Separate accounts are established in conformity with insurance laws. Generally, the assets of the separate accounts cannot be used to settle the liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

  .  such separate accounts are legally recognized;

  . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

  .  investments are directed by the contractholder; and

  . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

   The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line on the statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account.

   The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees on the statements of operations.

 Reclassifications

   Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

-----------------------------------------------------------------------------------------
Accounting Policy                                                                    Note
-----------------------------------------------------------------------------------------
Insurance                                                                             5
-----------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles   6
-----------------------------------------------------------------------------------------
Reinsurance                                                                           7
-----------------------------------------------------------------------------------------
Investments                                                                           8
-----------------------------------------------------------------------------------------
Derivatives                                                                           9
-----------------------------------------------------------------------------------------
Fair Value                                                                            10
-----------------------------------------------------------------------------------------
Goodwill                                                                              11
-----------------------------------------------------------------------------------------
Income Tax                                                                            15
-----------------------------------------------------------------------------------------
Litigation Contingencies                                                              16
-----------------------------------------------------------------------------------------

 Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

    The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

    Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Ratings Services ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

    Policyholder account balances relate to contracts or contract features where the Company has no significant insurance risk.

    The Company issues directly and assumes through reinsurance certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

    Guarantees accounted for as embedded derivatives in policyholder account balances include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policy-Related Balances

    Other policy-related balances primarily include assumed affiliated reinsurance payables, affiliated deferred experience refunds, policy and contract claims and unearned revenue liabilities.

    The assumed affiliated reinsurance payable relates primarily to reinsurance for certain universal life business assumed from an affiliate, net of other reinsurance.

    The affiliated deferred experience refunds relate to the repayment of acquisition costs under an affiliated reinsurance agreement and represent part of the net cost of reinsurance for the business reinsured. The deferred experience refund is being amortized consistent with the DAC methodology on the underlying contracts.

    The liability for policy and contract claims generally relates to incurred but not reported death, disability and long-term care claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

    The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenues and Deposits

    Premiums related to traditional life and annuity contracts with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

    Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

    Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related policyholder account balances.

    Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

    The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

  .  incremental direct costs of contract acquisition, such as commissions;

  . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed;

  . other essential direct costs that would not have been incurred had a policy not been acquired or renewed; and

  . the costs of direct-response advertising, the primary purpose of which is to elicit sales to customers who could be shown to have responded specifically to the advertising and that results in probable future benefits.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

   Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

   DAC and VOBA are amortized as follows:

 -----------------------------------------------------------------------------
 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 -----------------------------------------------------------------------------
 .  Nonparticipating and                Actual and expected future gross
    non-dividend-paying traditional     premiums.
    contracts (primarily term
    insurance)
 -----------------------------------------------------------------------------
 .  Participating, dividend-paying      Actual and expected future gross
    traditional contracts               margins.
 -----------------------------------------------------------------------------
 .  Fixed and variable universal life   Actual and expected future gross
    contracts                           profits.
 .  Fixed and variable deferred
    annuity contracts
 -----------------------------------------------------------------------------

   See Note 6 for additional information on DAC and VOBA amortization. Amortization of DAC and VOBA is included in other expenses.

   The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

   The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements ("DSI") to determine the recoverability of the asset.

   Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

 Reinsurance

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

   Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

   Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate. Certain assumed GMWB, GMAB and GMIB are also accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

 Investments

  Net Investment Income and Net Investment Gains (Losses)

    Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

  Fixed Maturity and Equity Securities

    The majority of the Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

    Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recognized when declared.

    The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 8 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

  Mortgage Loans

    The Company disaggregates its mortgage loan investments into three portfolio segments: commercial, agricultural and residential. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 8.

    Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

    Also included in mortgage loans are commercial mortgage loans held by consolidated securitization entities ("CSEs") for which the fair value option ("FVO") was elected, which are stated at estimated fair value. Changes in estimated fair value are recognized in net investment gains (losses) for commercial mortgage loans held by CSEs.

  Policy Loans

    Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

  Real Estate

    Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

    Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held-for-sale.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

  Real Estate Joint Ventures and Other Limited Partnership Interests

    The Company uses the equity method of accounting for equity securities when it has significant influence or at least 20% interest and for real estate joint ventures and other limited partnership interests ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations, but does not have a controlling financial interest. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

    The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations. The Company recognizes distributions on cost method investments as earned or received. Because of the nature and structure of these cost method investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards.

    The Company routinely evaluates its equity method and cost method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

  Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

  Other Invested Assets

    Other invested assets consist principally of the following:

  . Freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.

  . Funds withheld which represent a receivable for amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the underlying investments.

  . Investments in an operating joint venture that engages in insurance underwriting activities which are accounted for under the equity method.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  . Tax credit and renewable energy partnerships which derive a significant source of investment return in the form of income tax credits or other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.

  . Leveraged leases which are recorded net of non-recourse debt. Income is recognized by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values for impairment.

  Securities Lending Program

    Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. Securities loaned under such transactions may be sold or re-pledged by the transferee. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the Company's financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

 Derivatives

  Freestanding Derivatives

    Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

    If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

 -----------------------------------------------------------------------------
 Statement of Operations Presentation:  Derivative:
 -----------------------------------------------------------------------------
 Policyholder benefits and claims       .  Economic hedges of variable
                                           annuity guarantees included in
                                           future policy benefits
 -----------------------------------------------------------------------------
 Net investment income                  .  Economic hedges of equity method
                                           investments in joint ventures
 -----------------------------------------------------------------------------

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Hedge Accounting

    To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

 . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) -- in net derivative gains (losses), consistent with the change in estimated fair value of the hedged item attributable to the designated risk being hedged.

 . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) -- effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

    The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported on the statement of operations within interest income or interest expense to match the location of the hedged item.

    In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

    The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

    When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

    When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

    In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

  Embedded Derivatives

    The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

 . the combined instrument is not accounted for in its entirety at estimated fair value with changes in estimated fair value recorded in earnings;

 . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

 . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

    Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses), except for those in policyholder benefits and claims related to ceded reinsurance of GMIB. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 Fair Value

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available,

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

 Goodwill

   Goodwill represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

   The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

   On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

 Income Tax

   MetLife Insurance Company USA and its includable subsidiaries join with MetLife, Inc. and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to MetLife Insurance Company USA and its subsidiaries under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife, Inc. has elected the "percentage method" (and 100% under such method) of reimbursing companies for tax attributes e.g. net operating losses. As a result, 100% of tax attributes are reimbursed by MetLife, Inc. to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes. On an annual basis, each of the profitable subsidiaries pays to MetLife, Inc. the federal income tax which it would have paid based upon that year's taxable income. If MetLife Insurance Company USA or its includable subsidiaries has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by MetLife Insurance Company USA and its includable subsidiaries when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 MetLife Insurance Company USA or its includable subsidiaries would not have realized the attributes on a stand-alone basis under a "wait and see" method.

   The Company's accounting for income taxes represents management's best estimate of various events and transactions.

   Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

   The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination the Company considers many factors, including:

  . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

  .  the jurisdiction in which the deferred tax asset was generated;

  . the length of time that carryforward can be utilized in the various taxing jurisdiction;

  . future taxable income exclusive of reversing temporary differences and carryforwards;

  .  future reversals of existing taxable temporary differences;

  .  taxable income in prior carryback years; and

  .  tax planning strategies.

   The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Litigation Contingencies

   The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

 Other Accounting Policies

  Cash and Cash Equivalents

    The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  Property, Equipment, Leasehold Improvements and Computer Software

    Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to 10 years for leasehold improvements, and from three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was insignificant at both December 31, 2015 and 2014.

    Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $254 million and $235 million at December 31, 2015 and 2014, respectively. Accumulated amortization of capitalized software was $107 million at both December 31, 2015 and 2014. Related amortization expense was less than $1 million, $2 million and $7 million for the years ended December 31, 2015, 2014 and 2013, respectively.

  Other Revenues

    Other revenues primarily include, in addition to items described elsewhere herein, fee income on financial reinsurance agreements and broker-dealer fees.

  Employee Benefit Plans

    Pension, postretirement and postemployment benefits are provided to associates under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Foreign Currency

    Assets, liabilities and operations of foreign affiliates and subsidiaries are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and revenues and expenses are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

Adoption of New Accounting Pronouncements

  Effective November 18, 2014, the Company adopted new guidance on when, if ever, the cost of acquiring an entity should be used to establish a new accounting basis ("pushdown") in the acquired entity's separate financial statements. The guidance provides an acquired entity and its subsidiaries with an irrevocable option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. If a reporting entity elects to apply pushdown accounting, its stand-alone financial statements would reflect the acquirer's new basis in the acquired entity's assets and liabilities. The election to apply pushdown accounting should be determined by an acquired entity for each individual change-in-control event in which an acquirer obtains control of the acquired entity; however, an entity that does not elect to apply pushdown accounting in the period of a change-in-control can later elect to retrospectively apply pushdown accounting to the most recent change-in-control transaction as a change in accounting principle. The new guidance did not have a material impact on the consolidated financial statements upon adoption.

  Effective January 1, 2014, the Company adopted new guidance regarding reporting of discontinued operations and disclosures of disposals of components of an entity. The guidance increases the threshold for a disposal to qualify as a discontinued operation, expands the disclosures for discontinued operations and requires new disclosures for certain disposals that do not meet the definition of a discontinued operation. Disposals must now represent a strategic shift that has or will have a major effect on the entity's operations and financial results to qualify as discontinued operations. As discussed in
Note 4, the Company sold its wholly-owned subsidiary, MetLife Assurance Limited ("MAL"). As a result of the adoption of this new guidance, the results of operations of MAL and the loss on sale have been included in income from continuing operations.

  Effective July 17, 2013, the Company adopted guidance regarding derivatives that permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting purposes, in addition to the United States Treasury and London Interbank Offered Rate ("LIBOR"). Also, this new guidance removes the restriction on using different benchmark rates for similar hedges. The new guidance did not have a material impact on the consolidated financial statements upon adoption.

  Effective January 1, 2013, the Company adopted guidance regarding comprehensive income that requires an entity to provide information about the amounts reclassified out of accumulated OCI ("AOCI") by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The adoption was prospectively applied and resulted in additional disclosures in Note 13.

  Effective January 1, 2013, the Company adopted guidance regarding balance sheet offsetting disclosures which requires an entity to disclose information about offsetting and related arrangements for derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions, to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The adoption was retrospectively applied and resulted in additional disclosures related to derivatives in Note 9.

Future Adoption of New Accounting Pronouncements

  In January 2016, the Financial Accounting Standards Board ("FASB") issued new guidance (Accounting Standards Update ("ASU") 2016-01, Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities) on the recognition and measurement of financial instruments. The new guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted for the instrument-specific credit risk provision. The new guidance changes the current accounting guidance related to (i) the classification and measurement of certain equity investments, (ii) the presentation of changes in the fair value of financial liabilities measured under the FVO that are due to instrument-specific credit risk, and
(iii) certain disclosures associated with the fair value of financial instruments. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In May 2015, the FASB issued new guidance on fair value measurement Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)), effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years and which should be applied retrospectively to all periods presented. Earlier application is permitted. The amendments in this ASU remove the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using NAV per share (or its equivalent) practical expedient. In addition, the amendments remove the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

  In April 2015, the FASB issued new guidance on accounting for fees paid in a cloud computing arrangement (ASU 2015-05, Intangibles -- Goodwill and Other -- Internal-Use Software (Subtopic 350-40): Customer's Accounting for Fees Paid in a Cloud Computing Arrangement), effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Early adoption of the new guidance is permitted and an entity can elect to adopt the guidance either: (1) prospectively to all arrangements entered into or materially modified after the effective date; or (2) retrospectively. The new guidance provides that all software licenses included in cloud computing arrangements be accounted for consistent with other licenses of intangible assets. However, if a cloud computing arrangement does not include a software license, the arrangement should be accounted for as a service contract, the accounting for which did not change. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  In February 2015, the FASB issued certain amendments to the consolidation analysis to improve consolidation guidance for legal entities (ASU 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis), effective for fiscal years beginning after December 15, 2015 and interim periods within those years and early adoption is permitted. The new standard is intended to improve targeted areas of the consolidation guidance for legal entities such as limited partnerships, limited liability corporations, and securitization structures. The amendments in this ASU affect the consolidation evaluation for reporting organizations. In addition, the amendments in this ASU simplify and improve current GAAP by reducing the number of consolidation models. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

  In May 2014, the FASB issued a comprehensive new revenue recognition standard Revenue from Contracts with Customers (Topic 606)), effective for fiscal years beginning after December 15, 2016 and interim periods within those years and should be applied retrospectively. In August 2015, the FASB amended the guidance to defer the effective date by one year, effective for the fiscal years beginning after December 15, 2017, including interim periods within that reporting period. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The new guidance will supersede nearly all existing revenue recognition guidance under GAAP; however, it will not impact the accounting for insurance contracts, leases, financial instruments and guarantees. For those contracts that are impacted by the new guidance, the guidance will require an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

2. Segment Information

  The Company is organized into two segments: Retail and Corporate Benefit Funding. In addition, the Company reports certain of its results of operations in Corporate & Other.

  On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its Retail segment, which is organized into two U.S. businesses, Life & Other and Annuities, as well as certain portions of its Corporate Benefit Funding segment and Corporate & Other (the "Separation"). See Note 18.

  In the first quarter of 2015, the Company implemented certain segment reporting changes related to the measurement of segment operating earnings, which included revising the Company's capital allocation methodology. These changes were applied retrospectively and did not have an impact on total consolidated operating earnings or net income.

Retail

  The Retail segment offers a broad range of protection products and a variety of annuities primarily to individuals, and is organized into two U.S. businesses: Annuities and Life & Other. Annuities includes a variety of variable, fixed and equity index-linked annuities which provide for both asset accumulation and asset distribution needs. Life & Other insurance products and services include variable life, universal life, term life and whole life products, as well as individual disability income products. Additionally, through broker-dealer affiliates, the Company offers a full range of mutual funds and other securities products.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


Corporate Benefit Funding

  The Corporate Benefit Funding segment offers a broad range of annuity and investment products, including guaranteed interest contracts and other stable value products, income annuities and separate account contracts for the investment management of defined benefit and defined contribution plan assets. This segment also includes structured settlements and certain products to fund company-, bank- or trust-owned life insurance used to finance nonqualified benefit programs for executives.

Corporate & Other

  Corporate & Other contains the excess capital not allocated to the segments, run-off businesses, the Company's ancillary international operations, ancillary U.S. direct business sold direct to consumer, and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes assumed reinsurance of certain variable annuity products from a former affiliated operating joint venture in Japan. Under this in-force reinsurance agreement, the Company reinsures living and death benefit guarantees issued in connection with variable annuity products. Additionally, Corporate & Other includes a reinsurance agreement to assume certain blocks of indemnity reinsurance from an affiliate. These reinsurance agreements were recaptured effective November 1, 2014. Corporate & Other also includes the elimination of intersegment amounts.

Financial Measures and Segment Accounting Policies

  Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP accounting guidance for segment reporting, operating earnings is the Company's measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for net income (loss). The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business.

  Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

  Operating revenues and operating expenses exclude results of discontinued operations and other businesses that have been or will be sold or exited by the Company and are referred to as divested businesses. Operating revenues also excludes net investment gains (losses) and net derivative gains (losses). Operating expenses also excludes goodwill impairments.

  The following additional adjustments are made to GAAP revenues, in the line items indicated, in calculating operating revenues:

 . Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees"); and

 . Net investment income: (i) includes investment hedge adjustments which represent earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)

    replicate certain investments, but do not qualify for hedge accounting treatment, (ii) includes income from discontinued real estate operations,
    (iii) excludes post-tax operating earnings adjustments relating to insurance joint ventures accounted for under the equity method and
    (iv) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP.

  The following additional adjustments are made to GAAP expenses, in the line items indicated, in calculating operating expenses:

 . Policyholder benefits and claims excludes: (i) amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, (ii) benefits and hedging costs related to GMIBs ("GMIB Costs") and (iii) market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments");

 . Interest credited to policyholder account balances includes adjustments for earned income on derivatives and amortization of premium on derivatives that are hedges of policyholder account balances but do not qualify for hedge accounting treatment;

 . Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB Fees and GMIB Costs and (iii) Market Value Adjustments;

 . Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

 . Other expenses excludes costs related to: (i) implementation of new insurance regulatory requirements and (ii) acquisition and integration costs.

  In the first quarter of 2015, the Company implemented certain segment reporting changes related to the measurement of segment operating earnings, which included revising the Company's capital allocation methodology. Consequently, prior period results for the years ended December 31, 2014 and 2013 were impacted as follows:

 . Retail's operating earnings increased (decreased) by $61 million and $25 million, net of ($177) million and ($144) million of income tax expense (benefit), respectively;

 . Corporate Benefit Funding's operating earnings increased (decreased) by $1 million and ($15) million, net of ($4) million and ($9) million of income tax expense (benefit), respectively; and

 . Corporate & Other's operating earnings increased (decreased) by ($62) million and ($10) million, net of $181 million and $153 million of income tax expense (benefit), respectively.

  Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2015, 2014 and 2013 and at December 31, 2015 and 2014. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

  Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's and the Company's business.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


  MetLife's economic capital model, coupled with considerations of local capital requirements, aligns segment allocated equity with emerging standards and consistent risk principles. The model applies statistics-based risk evaluation principles to the material risks to which the Company is exposed. These consistent risk principles include calibrating required economic capital shock factors to a specific confidence level and time horizon while applying an industry standard method for the inclusion of diversification benefits among risk types. MetLife's management is responsible for the ongoing production and enhancement of the economic capital model and reviews its approach periodically to ensure that it remains consistent with emerging industry practice standards.

  Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income, operating earnings or net income
(loss).

  Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

                                                                  Operating Results
                                                        -------------------------------------
                                                                 Corporate
                                                                  Benefit  Corporate                         Total
Year Ended December 31, 2015                             Retail   Funding   & Other   Total   Adjustments Consolidated
------------------------------------------------------- -------- --------- --------- -------- ----------- ------------
                                                                                (In millions)
Revenues
Premiums............................................... $  1,170  $    15   $   248  $  1,433 $       --   $    1,433
Universal life and investment-type product policy fees.    2,619       55        --     2,674        266        2,940
Net investment income..................................    2,043      858      (60)     2,841      (226)        2,615
Other revenues.........................................      499        5        --       504         --          504
Net investment gains (losses)..........................       --       --        --        --         36           36
Net derivative gains (losses)..........................       --       --        --        --      (424)        (424)
                                                        -------- --------- --------- -------- ----------- ------------
  Total revenues.......................................    6,331      933       188     7,452      (348)        7,104
                                                        -------- --------- --------- -------- ----------- ------------
Expenses
Policyholder benefits and claims.......................    1,770      414       206     2,390        306        2,696
Interest credited to policyholder account balances.....      927      107        --     1,034          3        1,037
Goodwill impairment....................................       --       --        --        --         --           --
Capitalization of DAC..................................    (252)      (1)      (72)     (325)         --        (325)
Amortization of DAC and VOBA...........................      643        1        23       667       (72)          595
Interest expense on debt...............................       --       --        68        68          8           76
Other expenses.........................................    1,755       46       170     1,971         --        1,971
                                                        -------- --------- --------- -------- ----------- ------------
  Total expenses.......................................    4,843      567       395     5,805        245        6,050
                                                        -------- --------- --------- -------- ----------- ------------
Provision for income tax expense (benefit).............      386      126      (89)       423      (208)          215
                                                        --------  -------   -------  --------              ----------
Operating earnings..................................... $  1,102  $   240   $ (118)     1,224
                                                        ========  =======   =======
Adjustments to:
  Total revenues.......................................                                 (348)
  Total expenses.......................................                                 (245)
  Provision for income tax (expense) benefit...........                                   208
                                                                                     --------
Net income (loss)......................................                              $    839              $      839
                                                                                     ========              ==========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


                                             Corporate
                                              Benefit  Corporate
    At December 31, 2015            Retail    Funding   & Other    Total
    ----------------------------- ---------- --------- --------- ----------
                                                (In millions)
    Total assets................. $  167,142 $  25,043 $  10,177 $  202,362
    Separate account assets...... $   98,502 $   3,233 $      -- $  101,735
    Separate account liabilities. $   98,502 $   3,233 $      -- $  101,735

                                                                   Operating Results
                                                        ---------------------------------------
                                                                  Corporate
                                                                   Benefit   Corporate                         Total
Year Ended December 31, 2014                             Retail  Funding (1)  & Other   Total   Adjustments Consolidated
------------------------------------------------------- -------- ----------- --------- -------- ----------- ------------
                                                                                 (In millions)
Revenues
Premiums............................................... $  1,080  $   (26)   $     96  $  1,150 $        2  $     1,152
Universal life and investment-type product policy fees.    2,700        33        146     2,879        314        3,193
Net investment income..................................    1,960       896      (109)     2,747       (78)        2,669
Other revenues.........................................      532         5          1       538          1          539
Net investment gains (losses)..........................       --        --         --        --      (469)        (469)
Net derivative gains (losses)..........................       --        --         --        --      (181)        (181)
                                                        --------  --------   --------  -------- ----------  -----------
  Total revenues.......................................    6,272       908        134     7,314      (411)        6,903
                                                        --------  --------   --------  -------- ----------  -----------
Expenses
Policyholder benefits and claims.......................    1,768       390         55     2,213        551        2,764
Interest credited to policyholder account balances.....      943       116         --     1,059          3        1,062
Goodwill impairment....................................       --        --         --        --         33           33
Capitalization of DAC..................................    (221)       (1)       (57)     (279)         --        (279)
Amortization of DAC and VOBA...........................      678         2         22       702        288          990
Interest expense on debt...............................        5        --         68        73         36          109
Other expenses.........................................    1,736        31        155     1,922         12        1,934
                                                        --------  --------   --------  -------- ----------  -----------
  Total expenses.......................................    4,909       538        243     5,690        923        6,613
                                                        --------  --------   --------  -------- ----------  -----------
Provision for income tax expense (benefit).............      341       125       (46)       420      (425)          (5)
                                                        --------  --------   --------  --------             -----------
Operating earnings..................................... $  1,022  $    245   $   (63)     1,204
                                                        ========  ========   ========
Adjustments to:
  Total revenues.......................................                                   (411)
  Total expenses.......................................                                   (923)
  Provision for income tax (expense) benefit...........                                     425
                                                                                       --------
Net income (loss)......................................                                $    295             $       295
                                                                                       ========             ===========

--------

(1)Premiums and policyholder benefits and claims both include ($87) million of ceded reinsurance with MLIC related to merger transactions. See Notes 3 and 7.

                                             Corporate
                                              Benefit  Corporate
    At December 31, 2014            Retail    Funding   & Other    Total
    ----------------------------- ---------- --------- --------- ----------
                                                (In millions)
    Total assets................. $  173,657 $  25,312 $  6,894  $  205,863
    Separate account assets...... $  106,667 $   2,194 $     --  $  108,861
    Separate account liabilities. $  106,667 $   2,194 $     --  $  108,861

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


                                                                    Operating Results
                                                        -----------------------------------------
                                                                   Corporate
                                                                    Benefit  Corporate                           Total
Year Ended December 31, 2013                              Retail    Funding   & Other    Total    Adjustments Consolidated
------------------------------------------------------- ---------- --------- --------- ---------- ----------- ------------
                                                                                  (In millions)
Revenues
Premiums............................................... $      469  $     92  $     36 $      597 $        92  $       689
Universal life and investment-type product policy fees.      2,648        35       179      2,862         268        3,130
Net investment income..................................      1,897       982       (9)      2,870         129        2,999
Other revenues.........................................        605         5        --        610          --          610
Net investment gains (losses)..........................         --        --        --         --          27           27
Net derivative gains (losses)..........................         --        --        --         --         441          441
                                                        ----------  --------  -------- ---------- -----------  -----------
  Total revenues.......................................      5,619     1,114       206      6,939         957        7,896
                                                        ----------  --------  -------- ---------- -----------  -----------
Expenses
Policyholder benefits and claims.......................      1,087       527        13      1,627       1,520        3,147
Interest credited to policyholder account balances.....      1,034       139        --      1,173         (5)        1,168
Goodwill impairment....................................         --        --        --         --          66           66
Capitalization of DAC..................................      (483)       (2)      (27)      (512)          --        (512)
Amortization of DAC and VOBA...........................        586         5         1        592       (387)          205
Interest expense on debt...............................          5        --        68         73         122          195
Other expenses.........................................      1,932        21        77      2,030          19        2,049
                                                        ----------  --------  -------- ---------- -----------  -----------
  Total expenses.......................................      4,161       690       132      4,983       1,335        6,318
                                                        ----------  --------  -------- ---------- -----------  -----------
Provision for income tax expense (benefit).............        441       147        24        612       (175)          437
                                                        ----------  --------  -------- ----------              -----------
Operating earnings..................................... $    1,017  $    277  $     50      1,344
                                                        ==========  ========  ========
Adjustments to:
  Total revenues.......................................                                       957
  Total expenses.......................................                                   (1,335)
  Provision for income tax (expense) benefit...........                                       175
                                                                                       ----------
Net income (loss)......................................                                $    1,141              $     1,141
                                                                                       ==========              ===========

  The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                          Years Ended December 31,
                                         --------------------------
                                           2015     2014     2013
                                         -------- -------- --------
                                               (In millions)
            Annuities................... $  3,568 $  3,926 $  3,486
            Life insurance..............    1,176      953      937
            Accident & health insurance.      133        5        6
                                         -------- -------- --------
             Total...................... $  4,877 $  4,884 $  4,429
                                         ======== ======== ========

  Substantially all of the Company's consolidated premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

  Revenues derived from any customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2015, 2014 and 2013.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


3. Mergers

  In November 2014, MetLife Insurance Company of Connecticut, a wholly-owned subsidiary of MetLife, Inc., re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MLI-USA, and its affiliate, MLIIC, each a U.S. insurance company that issued variable annuity products in addition to other products, and Exeter, a former offshore, captive reinsurance subsidiary of MetLife, Inc. and affiliate of MICC that mainly reinsured guarantees associated with variable annuity products (the "Mergers"). The surviving entity of the Mergers was MetLife USA. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. Prior to the Mergers, 40,000,000 authorized shares of common stock, of which 30,000,000 shares were issued and outstanding, were converted to 4,000 authorized shares of common stock, of which 3,000 shares were issued and outstanding.

  Prior to the Mergers, effective January 1, 2014, following receipt of New York State Department of Financial Services approval, MetLife Insurance Company of Connecticut withdrew its license to issue insurance policies and annuity contracts in New York. Also effective January 1, 2014, MetLife Insurance Company of Connecticut reinsured with MLIC, an affiliate, all existing New York insurance policies and annuity contracts that include a separate account feature and deposited investments with an estimated fair market value of $6.3 billion into a custodial account to secure MetLife Insurance Company of Connecticut's remaining New York policyholder liabilities not covered by such reinsurance. Also prior to the Mergers, certain risks ceded to Exeter were recaptured. See Note 7 for information regarding additional reinsurance transactions. See Notes 8, 9 and 13 for information regarding additional transactions in connection with the Mergers.

  The Mergers represent a transaction among entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the merged entities be combined at their historical cost. The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

4. Disposition

  In May 2014, the Company completed the sale of its wholly-owned subsidiary, MAL, for $702 million ((Pounds)418 million) in net cash consideration. As a result of the sale, a loss of $608 million ($436 million, net of income tax), was recorded for the year ended December 31, 2014, which includes a reduction to goodwill of $112 million ($94 million, net of income tax). The loss is reflected within net investment gains (losses) on the consolidated statements of operations and comprehensive income (loss). Compared to the expected loss at the time of the sales agreement, the actual loss on the sale was increased by net income from MAL of $77 million for the year ended December 31, 2014. MAL's results of operations are included in continuing operations. They were historically included in the Corporate Benefit Funding segment.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


5. Insurance

Insurance Liabilities

  Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                               December 31,
                                            -------------------
                                              2015      2014
                                            --------- ---------
                                               (In millions)
                 Retail.................... $  45,953 $  42,974
                 Corporate Benefit Funding.    15,985    17,544
                 Corporate & Other.........     7,166     6,767
                                            --------- ---------
                  Total.................... $  69,104 $  67,285
                                            ========= =========

  See Note 7 for discussion of affiliated reinsurance liabilities included in the table above.

  Future policy benefits are measured as follows:

  Product Type:                        Measurement Assumptions:
  ---------------------------------------------------------------------------
  Participating life                   Aggregate of (i) net level premium
                                       reserves for death and endowment
                                       policy benefits (calculated based
                                       upon the non-forfeiture interest rate
                                       of 4%, and mortality rates guaranteed
                                       in calculating the cash surrender
                                       values described in such contracts);
                                       and (ii) the liability for terminal
                                       dividends.
  ---------------------------------------------------------------------------
  Nonparticipating life                Aggregate of the present value of
                                       expected future benefit payments and
                                       related expenses less the present
                                       value of expected future net
                                       premiums. Assumptions as to mortality
                                       and persistency are based upon the
                                       Company's experience when the basis
                                       of the liability is established.
                                       Interest rate assumptions for the
                                       aggregate future policy benefit
                                       liabilities range from 3% to 8%.
  ---------------------------------------------------------------------------
  Individual and group traditional     Present value of expected future
  fixed annuities after annuitization  payments. Interest rate assumptions used in establishing such liabilities
                                       range from 3% to 8%.
  ---------------------------------------------------------------------------
  Non-medical health insurance         The net level premium method and
                                       assumptions as to future morbidity,
                                       withdrawals and interest, which
                                       provide a margin for adverse
                                       deviation. Interest rate assumptions
                                       used in establishing such liabilities
                                       range from 4% to 7%.
  ---------------------------------------------------------------------------
  Disabled lives                       Present value of benefits method and
                                       experience assumptions as to claim
                                       terminations, expenses and interest.
                                       Interest rate assumptions used in
                                       establishing such liabilities range
                                       from 3% to 6%.
  ---------------------------------------------------------------------------

  Participating business represented 3% and 6% of the Company's life insurance in-force at December 31, 2015 and 2014, respectively. Participating policies represented 43%, 39% and 36% of gross traditional life insurance premiums for the years ended December 31, 2015, 2014 and 2013, respectively.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


  Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from less than 1% to 8%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. GMABs, the non-life-contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note
9. Guarantees accounted for as insurance liabilities include:

Guarantee:                                    Measurement Assumptions:
-------------------------------------------------------------------------------------------------
GMDBs  .  A return of purchase payment upon   Present value of expected death benefits in
          death even if the account value is    excess of the projected account balance
          reduced to zero.                      recognizing the excess ratably over the
                                                accumulation period based on the present
                                                value of total expected assessments.

       .  An enhanced death benefit may be    Assumptions are consistent with those used
          available for an additional fee.      for amortizing DAC, and are thus subject to
                                                the same variability and risk.

                                              Investment performance and volatility
                                                assumptions are consistent with the historical
                                                experience of the appropriate underlying
                                                equity index, such as the S&P 500 Index.

                                              Benefit assumptions are based on the average
                                                benefits payable over a range of scenarios.
-------------------------------------------------------------------------------------------------
GMIBs  .  After a specified period of time    Present value of expected income benefits in
          determined at the time of issuance    excess of the projected account balance at
          of the variable annuity contract,     any future date of annuitization and
          a minimum accumulation of purchase    recognizing the excess ratably over the
          payments, even if the account         accumulation period based on present value
          value is reduced to zero, that can    of total expected assessments.
          be annuitized to receive a monthly
          income stream that is not less
          than a specified amount.

       .  Certain contracts also provide for  Assumptions are consistent with those used
          a guaranteed lump sum return of       for estimating GMDB liabilities.
          purchase premium in lieu of the
          annuitization benefit.

                                              Calculation incorporates an assumption for
                                                the percentage of the potential annuitizations
                                                that may be elected by the contractholder.
-------------------------------------------------------------------------------------------------
GMWBs. .  A return of purchase payment via    Expected value of the life contingent
          partial withdrawals, even if the      payments and expected assessments using
          account value is reduced to zero,     assumptions consistent with those used for
          provided that cumulative              estimating the GMDB liabilities.
          withdrawals in a contract year do
          not exceed a certain limit.

       .  Certain contracts include
          guaranteed withdrawals that are
          life contingent.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                    Universal and Variable Life
                                  Annuity Contracts          Contracts
                                  ----------------- ---------------------------
                                   GMDBs    GMIBs      Secondary Guarantees       Total
                                  ------- --------- --------------------------- ---------
                                                       (In millions)
Direct
Balance at January 1, 2013....... $   260 $   1,027         $             1,368 $   2,655
Incurred guaranteed benefits.....     166       128                         416       710
Paid guaranteed benefits.........    (22)        --                          --      (22)
                                  ------- --------- --------------------------- ---------
Balance at December 31, 2013.....     404     1,155                       1,784     3,343
Incurred guaranteed benefits (1).     231       285                         590     1,106
Paid guaranteed benefits.........    (24)        --                          --      (24)
                                  ------- ---------         ------------------- ---------
Balance at December 31, 2014.....     611     1,440                       2,374     4,425
Incurred guaranteed benefits.....     248       317                         413       978
Paid guaranteed benefits.........    (36)        --                          --      (36)
                                  ------- ---------         ------------------- ---------
Balance at December 31, 2015..... $   823 $   1,757         $             2,787 $   5,367
                                  ======= =========         =================== =========
Net Ceded/(Assumed)
Balance at January 1, 2013....... $ (218) $   (134)         $               985 $     633
Incurred guaranteed benefits.....    (26)      (21)                         327       280
Paid guaranteed benefits.........      39        --                          --        39
                                  ------- ---------         ------------------- ---------
Balance at December 31, 2013.....   (205)     (155)                       1,312       952
Incurred guaranteed benefits (1).     175        98                         477       750
Paid guaranteed benefits.........       1        --                          --         1
                                  ------- ---------         ------------------- ---------
Balance at December 31, 2014.....    (29)      (57)                       1,789     1,703
Incurred guaranteed benefits.....      19       (9)                         362       372
Paid guaranteed benefits.........    (33)        --                          --      (33)
                                  ------- ---------         ------------------- ---------
Balance at December 31, 2015..... $  (43) $    (66)         $             2,151 $   2,042
                                  ======= =========         =================== =========
Net
Balance at January 1, 2013....... $   478 $   1,161         $               383 $   2,022
Incurred guaranteed benefits.....     192       149                          89       430
Paid guaranteed benefits.........    (61)        --                          --      (61)
                                  ------- ---------         ------------------- ---------
Balance at December 31, 2013.....     609     1,310                         472     2,391
Incurred guaranteed benefits (1).      56       187                         113       356
Paid guaranteed benefits.........    (25)        --                          --      (25)
                                  ------- ---------         ------------------- ---------
Balance at December 31, 2014.....     640     1,497                         585     2,722
Incurred guaranteed benefits.....     229       326                          51       606
Paid guaranteed benefits.........     (3)        --                          --       (3)
                                  ------- ---------         ------------------- ---------
Balance at December 31, 2015..... $   866 $   1,823         $               636 $   3,325
                                  ======= =========         =================== =========

--------
(1)See Note 7.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


  Information regarding the Company's guarantee exposure was as follows at:

                                                               December 31,
                                         ---------------------------------------------------------
                                                     2015                         2014
                                         ---------------------------- ----------------------------
                                             In the          At           In the          At
                                         Event of Death Annuitization Event of Death Annuitization
                                         -------------- ------------- -------------- -------------
                                                               (In millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3).................  $   103,830    $    58,615   $   112,298    $    64,550
Separate account value..................  $    98,897    $    57,284   $   107,261    $    63,206
Net amount at risk......................  $ 8,168 (4)    $ 2,088 (5)   $ 3,151 (4)    $ 1,297 (5)
Average attained age of contractholders.     66 years       66 years      65 years       65 years

                                                       December 31,
                                                  -----------------------
                                                     2015        2014
                                                  ----------- -----------
                                                   Secondary Guarantees
                                                  -----------------------
                                                       (In millions)
       Universal and Variable Life Contracts (1)
       Total account value (3)................... $     6,919 $     6,702
       Net amount at risk (6).................... $    90,940 $    91,204
       Average attained age of policyholders.....    59 years    59 years

--------

(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2)Includes direct business, but excludes offsets from hedging or reinsurance, if any. See Note 7 for a discussion of certain living and death benefit guarantees which have been reinsured. Therefore, the NARs presented reflect the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company.

(3)Includes the contractholder's investments in the general account and separate account, if applicable.

(4)Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5)Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


(6)Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

  Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                      --------------------
                                        2015       2014
                                      --------- ----------
                                         (In millions)
                     Fund Groupings:
                     Balanced........ $  49,870 $   55,287
                     Equity..........    41,269     43,430
                     Bond............     4,802      5,226
                     Money Market....       768        801
                                      --------- ----------
                      Total.......... $  96,709 $  104,744
                                      ========= ==========

Obligations Under Funding Agreements

  The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities ("SPEs") that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2015, 2014 and 2013, the Company issued $13.0 billion, $12.2 billion and $10.9 billion, respectively, and repaid $14.4 billion, $13.9 billion and $11.7 billion, respectively, of such funding agreements. At December 31, 2015 and 2014, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $2.2 billion and $3.5 billion, respectively.

  MetLife Insurance Company USA, is a member of regional banks in the Federal Home Loan Bank ("FHLB") system ("FHLBanks"). Holdings of common stock of FHLBanks, included in equity securities, were as follows at:

                                           December 31,
                                       ---------------------
                                          2015       2014
                                       ---------- ----------
                                           (In millions)
                   FHLB of Pittsburgh. $       85 $       24
                   FHLB of Boston..... $       36 $       55
                   FHLB of Des Moines. $        4 $       16

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


  The Company has also entered into funding agreements with FHLBanks and the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the U.S. ("Farmer Mac"). The liability for such funding agreements is included in policyholder account balances. Information related to such funding agreements was as follows at:

                                    Liability       Collateral
                                   ----------- ---------------------
                                             December 31,
                                   ---------------------------------
                                    2015  2014    2015       2014
                                   ------ ---- ---------- ----------
                                             (In millions)
           FHLB of Pittsburgh (1). $1,570 $185 $1,789 (2) $1,154 (2)
           FHLB of Boston (1)..... $  250 $575 $  311 (2) $  666 (2)
           FHLB of Des Moines (1). $   95 $405 $  147 (2) $  546 (2)
           Farmer Mac (3)......... $   -- $200 $       -- $      231

--------

(1)Represents funding agreements issued to the applicable FHLBank in exchange for cash and for which such FHLBank has been granted a lien on certain assets, some of which are in the custody of such FHLBank, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of such FHLBank as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, such FHLBank's recovery on the collateral is limited to the amount of the Company's liability to such FHLBank.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3)Represents funding agreements issued to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by Farmer Mac. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural real estate mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of collateral presented is at carrying value.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


Liabilities for Unpaid Claims and Claim Expenses

  Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, was as follows:

                                            Years Ended December 31,
                                          ----------------------------
                                            2015      2014      2013
                                          --------  --------  --------
                                                  (In millions)
         Balance at January 1,........... $  1,483  $  1,325  $  1,216
          Less: Reinsurance recoverables.    1,400     1,235     1,124
                                          --------  --------  --------
         Net balance at January 1,.......       83        90        92
                                          --------  --------  --------
         Incurred related to:
          Current year...................      105         3         5
          Prior years....................       --         2         4
                                          --------  --------  --------
            Total incurred...............      105         5         9
                                          --------  --------  --------
         Paid related to:
          Current year...................      (30)       --        --
          Prior years....................      (10)      (12)      (11)
                                          --------  --------  --------
            Total paid...................      (40)      (12)      (11)
                                          --------  --------  --------
         Net balance at December 31,.....      148        83        90
          Add: Reinsurance recoverables..    1,545     1,400     1,235
                                          --------  --------  --------
         Balance at December 31,......... $  1,693  $  1,483  $  1,325
                                          ========  ========  ========

Separate Accounts

  Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $101.5 billion and $108.7 billion at December 31, 2015 and 2014, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $189 million and $187 million at December 31, 2015 and 2014, respectively. The latter category consisted of bank owned life insurance contracts. The average interest rate credited on these contracts was 2.56% and 2.52% at December 31, 2015 and 2014, respectively.

  For the years ended December 31, 2015, 2014 and 2013, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

  See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

  The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales, are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)

current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


  Information regarding DAC and VOBA was as follows:

                                                                    Years Ended December 31,
                                                                  ----------------------------
                                                                    2015      2014      2013
                                                                  --------  --------  --------
                                                                          (In millions)
DAC
Balance at January 1,............................................ $  4,162  $  4,795  $  4,086
Capitalizations..................................................      325       279       512
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).      188      (152)      219
 Other expenses..................................................     (639)     (699)     (287)
                                                                  --------  --------  --------
   Total amortization............................................     (451)     (851)      (68)
                                                                  --------  --------  --------
Unrealized investment gains (losses).............................       95       (61)       83
Other (1)........................................................       --        --       182
                                                                  --------  --------  --------
Balance at December 31,..........................................    4,131     4,162     4,795
                                                                  --------  --------  --------
VOBA
Balance at January 1,............................................      728       896       718
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).      (19)       (1)        5
 Other expenses..................................................     (125)     (138)     (142)
                                                                  --------  --------  --------
   Total amortization............................................     (144)     (139)     (137)
                                                                  --------  --------  --------
Unrealized investment gains (losses).............................       94       (29)      315
                                                                  --------  --------  --------
Balance at December 31,..........................................      678       728       896
                                                                  --------  --------  --------
Total DAC and VOBA
Balance at December 31,.......................................... $  4,809  $  4,890  $  5,691
                                                                  ========  ========  ========

--------

(1)The year ended December 31, 2013 includes $182 million that was reclassified to DAC from premiums, reinsurance and other receivables. The amounts reclassified related to an affiliated reinsurance agreement accounted for using the deposit method of accounting and represented the DAC amortization on the expense allowances ceded on the agreement from inception. These amounts were previously included in the calculated value of the deposit receivable on this agreement and recorded within premiums, reinsurance and other receivables.

  Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                               December 31,
                                             -----------------
                                               2015     2014
                                             -------- --------
                                               (In millions)
                  Retail.................... $  4,694 $  4,824
                  Corporate Benefit Funding.        6        5
                  Corporate & Other.........      109       61
                                             -------- --------
                   Total.................... $  4,809 $  4,890
                                             ======== ========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


  Information regarding other intangibles was as follows:

                                               Years Ended December 31,
                                               ----------------------
                                                2015     2014    2013
                                               ------   ------  ------
                                                    (In millions)
         DSI
         Balance at January 1,................ $  522   $  619  $  633
         Capitalization.......................      3        4       6
         Amortization.........................    (64)     (73)    (20)
         Unrealized investment gains (losses).     17      (28)     --
                                               ------   ------  ------
         Balance at December 31,.............. $  478   $  522  $  619
                                               ======   ======  ======
         VODA and VOCRA
         Balance at January 1,................ $  142   $  159  $  175
         Amortization.........................    (17)     (17)    (16)
                                               ------   ------  ------
         Balance at December 31,.............. $  125   $  142  $  159
                                               ======   ======  ======
         Accumulated amortization............. $  115   $   98  $   81
                                               ======   ======  ======

  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                              VOBA      VODA and VOCRA
                                         -------------- --------------
                                                 (In millions)
          2016.......................... $          122 $          12
          2017.......................... $          100 $          11
          2018.......................... $           83 $          10
          2019.......................... $           69 $           9
          2020.......................... $           54 $           8

7. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 8.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


Retail

  The Company's Retail Annuities business currently reinsures 90% of certain fixed annuities to an affiliate. The Company also reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by certain affiliates.

  For its Retail Life & Other insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 100% of the mortality risk in excess of $100,000 per life for most new policies and reinsures up to 100% of the mortality risk for certain other policies. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. The Company also reinsures portions of certain whole life, level premium term and universal life policies with secondary death benefit guarantees to certain affiliates. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Corporate Benefit Funding

  The Company's Corporate Benefit Funding segment has periodically engaged in reinsurance activities, on an opportunistic basis. The impact of these activities on the financial results of this segment has not been significant and there were no significant transactions during the periods presented.

Corporate & Other

  The Company reinsures, through 100% quota share reinsurance agreements, certain run-off long-term care and workers' compensation business written by the Company.

  The Company also assumes risk on certain client arrangements from both affiliated and unaffiliated companies. This reinsurance activity relates to risk-sharing agreements and multinational pooling.

Catastrophe Coverage

  The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

Reinsurance Recoverables

  The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)

addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2015 and 2014, were not significant.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.4 billion and $2.3 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2015 and 2014, respectively.

  At December 31, 2015, the Company had $8.5 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $7.4 billion, or 87%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.5 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2014, the Company had $8.1 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $7.1 billion, or 87%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.3 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


  The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                 Years Ended December 31,
                                                               ----------------------------
                                                                 2015      2014      2013
                                                               --------  --------  --------
                                                                       (In millions)
Premiums
Direct premiums............................................... $  2,281  $  2,226  $  1,590
Reinsurance assumed...........................................      297        94        73
Reinsurance ceded.............................................   (1,145)   (1,168)     (974)
                                                               --------  --------  --------
   Net premiums............................................... $  1,433  $  1,152  $    689
                                                               ========  ========  ========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees. $  3,607  $  3,610  $  3,492
Reinsurance assumed...........................................      142       398       398
Reinsurance ceded.............................................     (809)     (815)     (760)
                                                               --------  --------  --------
   Net universal life and investment-type product policy fees. $  2,940  $  3,193  $  3,130
                                                               ========  ========  ========
Other revenues
Direct other revenues......................................... $    258  $    259  $    284
Reinsurance assumed...........................................       --        28         1
Reinsurance ceded.............................................      246       252       325
                                                               --------  --------  --------
   Net other revenues......................................... $    504  $    539  $    610
                                                               ========  ========  ========
Policyholder benefits and claims
Direct policyholder benefits and claims....................... $  4,807  $  4,797  $  4,693
Reinsurance assumed...........................................      305       263       149
Reinsurance ceded.............................................   (2,416)   (2,296)   (1,695)
                                                               --------  --------  --------
   Net policyholder benefits and claims....................... $  2,696  $  2,764  $  3,147
                                                               ========  ========  ========
Interest credited to policyholder account balances
Direct interest credited to policyholder account balances..... $  1,104  $  1,125  $  1,202
Reinsurance assumed...........................................       78        76        91
Reinsurance ceded.............................................     (145)     (139)     (125)
                                                               --------  --------  --------
   Net interest credited to policyholder account balances..... $  1,037  $  1,062  $  1,168
                                                               ========  ========  ========
Other expenses
Direct other expenses......................................... $  2,142  $  2,524  $  1,861
Reinsurance assumed...........................................       55       106        19
Reinsurance ceded.............................................      120       124        57
                                                               --------  --------  --------
   Net other expenses......................................... $  2,317  $  2,754  $  1,937
                                                               ========  ========  ========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


  The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                 December 31,
                                       -----------------------------------------------------------------
                                                     2015                             2014
                                       -------------------------------- --------------------------------
                                                                 Total                            Total
                                                                Balance                          Balance
                                       Direct  Assumed  Ceded    Sheet  Direct  Assumed  Ceded    Sheet
                                       ------- ------- -------  ------- ------- ------- -------  -------
                                                                 (In millions)
Assets
Premiums, reinsurance and other
 receivables.......................... $   630  $  162 $21,459  $22,251 $   516  $   57 $20,986  $21,559
Deferred policy acquisition costs and
 value of business acquired...........   5,467     219    (877)   4,809   5,367     246    (723)   4,890
                                       ------- ------- -------  ------- ------- ------- -------  -------
  Total assets........................ $ 6,097  $  381 $20,582  $27,060 $ 5,883  $  303 $20,263  $26,449
                                       ======= ======= =======  ======= ======= ======= =======  =======
Liabilities
Future policy benefits................ $28,670  $1,294 $   (70) $29,894 $27,242  $1,237 $    --  $28,479
Policyholder account balances.........  34,764     897      --   35,661  34,659     827      --   35,486
Other policy-related balances.........     990   1,804     755    3,549     866   1,691     763    3,320
Other liabilities.....................   2,566      86   5,030    7,682   2,469      63   5,412    7,944
                                       ------- ------- -------  ------- ------- ------- -------  -------
  Total liabilities................... $66,990  $4,081 $ 5,715  $76,786 $65,236  $3,818 $ 6,175  $75,229
                                       ======= ======= =======  ======= ======= ======= =======  =======

  In November 2014, prior to the Mergers, guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter from an unaffiliated foreign company were recaptured. As a result of this recapture, the significant impacts to the Company were decreases in future policy benefits of $101 million, in other policy-related balances of $1.2 billion, in cash and cash equivalents of $705 million and in other invested assets of $553 million.

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $6.0 billion and $6.2 billion at December 31, 2015 and 2014, respectively. The deposit liabilities on reinsurance was $1 million at both December 31, 2015 and 2014.

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain MetLife, Inc. subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina, First MetLife Investors Insurance Company ("First MetLife"), General American Life Insurance Company, MetLife Europe Limited, MetLife Reinsurance Company of Vermont, New England Life Insurance Company ("NELICO"), MetLife Reinsurance Company of Delaware ("MRD"), Delaware American Life Insurance Company and American Life Insurance Company, all of which are related parties.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included on the consolidated statements of operations was as follows:

                                                                Years Ended December 31,
                                                               --------------------------
                                                                 2015      2014     2013
                                                               --------  -------  -------
                                                                      (In millions)
Premiums
Reinsurance assumed........................................... $    227  $    55  $    28
Reinsurance ceded.............................................     (783)    (830)    (638)
                                                               --------  -------  -------
   Net premiums............................................... $   (556) $  (775) $  (610)
                                                               ========  =======  =======
Universal life and investment-type product policy fees
Reinsurance assumed........................................... $    142  $   291  $   259
Reinsurance ceded.............................................     (299)    (361)    (344)
                                                               --------  -------  -------
   Net universal life and investment-type product policy fees. $   (157) $   (70) $   (85)
                                                               ========  =======  =======
Other revenues
Reinsurance assumed........................................... $     --  $    28  $     1
Reinsurance ceded.............................................      246      252      325
                                                               --------  -------  -------
   Net other revenues......................................... $    246  $   280  $   326
                                                               ========  =======  =======
Policyholder benefits and claims
Reinsurance assumed........................................... $    255  $   229  $   137
Reinsurance ceded.............................................     (925)    (942)    (673)
                                                               --------  -------  -------
   Net policyholder benefits and claims....................... $   (670) $  (713) $  (536)
                                                               ========  =======  =======
Interest credited to policyholder account balances
Reinsurance assumed........................................... $     78  $    76  $    91
Reinsurance ceded.............................................     (145)    (139)    (125)
                                                               --------  -------  -------
   Net interest credited to policyholder account balances..... $    (67) $   (63) $   (34)
                                                               ========  =======  =======
Other expenses
Reinsurance assumed........................................... $     65  $    92  $    33
Reinsurance ceded.............................................      146      156       94
                                                               --------  -------  -------
   Net other expenses......................................... $    211  $   248  $   127
                                                               ========  =======  =======

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included on the consolidated balance sheets was as follows at:

                                                                   December 31,
                                                         --------------------------------
                                                               2015             2014
                                                         ---------------  ---------------
                                                         Assumed  Ceded   Assumed  Ceded
                                                         ------- -------  ------- -------
                                                                   (In millions)
Assets
Premiums, reinsurance and other receivables.............  $  129 $12,746   $   45 $12,718
Deferred policy acquisition costs and value of business
  acquired..............................................     120    (861)     164    (707)
                                                         ------- -------  ------- -------
 Total assets...........................................  $  249 $11,885   $  209 $12,011
                                                         ======= =======  ======= =======
Liabilities
Future policy benefits..................................  $  630 $   (70)  $  593 $    --
Policyholder account balances...........................     897      --      827      --
Other policy-related balances...........................   1,785     755    1,689     763
Other liabilities.......................................      27   4,691       16   5,109
                                                         ------- -------  ------- -------
 Total liabilities......................................  $3,339 $ 5,376   $3,125 $ 5,872
                                                         ======= =======  ======= =======

  The Company ceded two blocks of business to two affiliates on a 90% coinsurance with funds withheld basis. Certain contractual features of these agreements qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivatives related to the funds withheld associated with these reinsurance agreements are included within other liabilities and increased the funds withheld balance by $244 million and $382 million at December 31, 2015 and 2014, respectively. Net derivative gains (losses) associated with these embedded derivatives were $137 million, ($348) million and $518 million for the years ended December 31, 2015, 2014 and 2013, respectively.

  The Company assumes risks from affiliates related to guaranteed minimum benefit guarantees written directly by the affiliates. These assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within policyholder account balances and were liabilities of $897 million and $827 million at December 31, 2015 and 2014, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($59) million, ($541) million and $2.1 billion for the years ended December 31, 2015, 2014 and 2013, respectively.

  In December 2015, the Company entered into a reinsurance agreement to cede one block of business to MRD on a 90% coinsurance with funds withheld basis. This agreement covers certain term life policies issued in 2015 by the Company. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $126 million at December 31, 2015. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $79 million at December 31, 2015. The Company's consolidated statement of operations and comprehensive income (loss) includes no income for the year ended December 31, 2015.

  In December 2014, the Company entered into a reinsurance agreement to cede two blocks of business to MRD on a 90% coinsurance with funds withheld basis. This agreement covers certain term and certain universal life

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)

policies issued in 2014 by the Company. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $81 million and $54 million at December 31, 2015 and 2014, respectively. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $23 million and $118 million at December 31, 2015 and 2014, respectively. The Company's consolidated statement of operations and comprehensive income (loss) includes a loss for this agreement of $17 million, and less than $1 million for the years ended December 31, 2015 and 2014, respectively.

  Prior to the Mergers, certain related party transactions were consummated as summarized below. See Note 3 for additional information on the Mergers.

 . In January 2014, the Company reinsured with MLIC all existing New York insurance policies and annuity contracts that include a separate account feature. As a result of the reinsurance agreements, the significant effects to the Company were increases in premiums, reinsurance and other receivables of $700 million and in other liabilities of $206 million, as well as decreases in cash and cash equivalents and total investments of $494 million. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to this agreement is included within policyholder account balances and was $4 million at both December 31, 2015 and 2014. Net derivative gains (losses) associated with the embedded derivative were less than $1 million and $4 million for the years ended December 31, 2015 and 2014, respectively.

 . In October 2014, MLIC recaptured a block of universal life secondary guarantee business ceded to Exeter on a 75% coinsurance with funds withheld basis. As a result of this recapture, the significant effects to the Company were decreases in premiums, reinsurance and other receivables of $14 million, in DAC of $30 million, in other invested assets of $418 million, in future policy benefits of $67 million and in other policy-related balances of $435 million.

 . In November 2014, MLIC, First MetLife and NELICO partially recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter. As a result of this recapture, the significant effects to the Company were decreases in future policy benefits of $284 million, in other policy-related balances of $469 million, in other liabilities of $23 million, in other invested assets of $441 million and in cash and cash equivalents of $385 million. There was also a decrease in net income of $57 million.

 . Also in November 2014, certain foreign blocks of indemnity reinsurance and guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter from MetLife Europe were recaptured. As a result of this recapture, the significant effects to the Company were decreases in future policy benefits of $463 million, in other liabilities of $29 million and in other invested assets of $505 million, as well as increases in cash and cash equivalents of $122 million and in other policy-related balances of $109 million.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $6.3 billion and $6.2 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2015 and 2014, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $5.8 billion and $6.0 billion at December 31, 2015 and 2014, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2015 and 2014.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


8. Investments

  See Note 10 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, ABS and commercial mortgage-backed securities ("CMBS").

                                          December 31, 2015                             December 31, 2014
                            --------------------------------------------- ---------------------------------------------
                                          Gross Unrealized                              Gross Unrealized
                             Cost or  -----------------------              Cost or  -----------------------
                            Amortized        Temporary  OTTI   Estimated  Amortized        Temporary  OTTI   Estimated
                              Cost    Gains   Losses   Losses  Fair Value   Cost    Gains   Losses   Losses  Fair Value
                            --------- ------ --------- ------  ---------- --------- ------ --------- ------  ----------
                                                                   (In millions)
Fixed Maturity Securities:
U.S. corporate.............   $16,160 $  979      $393    $--     $16,746   $15,286 $1,635      $119    $--     $16,802
U.S. Treasury and
 agency....................    12,562  1,297        53     --      13,806    14,147  1,686         7     --      15,826
RMBS.......................     8,391    201        95     19       8,478     5,858    291        33     35       6,081
Foreign corporate..........     4,995    153       194     --       4,954     5,162    310        58     --       5,414
State and political
 subdivision...............     2,398    321        13      1       2,705     2,180    413         1     --       2,592
ABS........................     2,694     14        34     --       2,674     1,546     26        10     --       1,562
CMBS (1)...................     2,303     20        23     (1)      2,301     1,637     45         4     (1)      1,679
Foreign government.........       651    104        10     --         745       607    136         2     --         741
                            --------- ------ --------- ------  ---------- --------- ------ --------- ------  ----------
 Total fixed maturity
  securities...............   $50,154 $3,089      $815    $19     $52,409   $46,423 $4,542      $234    $34     $50,697
                            ========= ====== ========= ======  ========== ========= ====== ========= ======  ==========
Equity securities
Non-redeemable preferred
 stock.....................   $   217 $   16      $  9    $--     $   224   $   224 $    9      $  7    $--     $   226
Common stock...............       167     23         5     --         185       176     60         3     --         233
                            --------- ------ --------- ------  ---------- --------- ------ --------- ------  ----------
 Total equity securities...   $   384 $   39      $ 14    $--     $   409   $   400 $   69      $ 10    $--     $   459
                            ========= ====== ========= ======  ========== ========= ====== ========= ======  ==========

--------

(1)The noncredit loss component of OTTI losses for CMBS was in an unrealized gain position of $1 million at both December 31, 2015 and 2014, due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

    The Company held non-income producing fixed maturity securities with an estimated fair value of $11 million and $14 million with unrealized gains (losses) of $1 million and $4 million at December 31, 2015 and 2014, respectively.

  Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

    Amortization of premium and accretion of discount on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

  management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

  Maturities of Fixed Maturity Securities

    The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2015:

                                                 Due After Five
                                   Due After One     Years                               Total Fixed
                       Due in One  Year Through   Through Ten   Due After Ten Structured  Maturity
                      Year or Less  Five Years       Years          Years     Securities Securities
                      ------------ ------------- -------------- ------------- ---------- -----------
                                                      (In millions)
Amortized cost.......       $2,667        $9,375         $7,815       $16,909    $13,388     $50,154
Estimated fair value.       $2,677        $9,667         $7,840       $18,772    $13,453     $52,409

    Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured securities (RMBS, ABS and CMBS) are shown separately, as they are not due at a single maturity.

 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

                                           December 31, 2015                         December 31, 2014
                               ----------------------------------------- -----------------------------------------
                                                    Equal to or Greater                       Equal to or Greater
                               Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                               -------------------- -------------------- -------------------- --------------------
                               Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                 Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                 Value     Losses     Value     Losses     Value     Losses     Value     Losses
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                   (In millions, except number of securities)
Fixed maturity securities
U.S. corporate................ $   4,569     $  278 $     571     $  115  $  1,346     $   45  $    685     $   74
U.S. Treasury and agency......     4,037         53        --         --     4,067          5       163          2
RMBS..........................     4,305         73       495         41       684         26       530         42
Foreign corporate.............     1,650         96       605         98     1,031         49       133          9
State and political
 subdivision..................       373         12        19          2        11         --        24          1
ABS...........................     1,818         28       194          6       334          2       231          8
CMBS..........................     1,346         21        44          1       124          1        78          2
Foreign government............       130          9         6          1        27          1         9          1
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
 Total fixed maturity
  securities.................. $  18,228     $  570 $   1,934     $  264  $  7,624     $  129  $  1,853     $  139
                               ========= ========== ========= ========== ========= ========== ========= ==========
Equity securities
Non-redeemable preferred stock $      25     $    1 $      40     $    8  $     28     $    1  $     44     $    6
Common stock..................         6          5         1         --        11          3        --         --
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
 Total equity securities...... $      31     $    6 $      41     $    8  $     39     $    4  $     44     $    6
                               ========= ========== ========= ========== ========= ========== ========= ==========
Total number of securities in
 an unrealized loss position..     1,850                  394                  752                  333
                               =========            =========            =========            =========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
  (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

   . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

   . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

   . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

    With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

    The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2015. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities increased $566 million during the year ended December 31, 2015 to $834 million. The increase in gross unrealized losses for the year ended December 31, 2015 was primarily attributable to widening credit spreads, an increase in interest rates and, to a lesser extent, the impact of weakening foreign currencies on non-functional currency denominated fixed maturity securities.

    At December 31, 2015, $68 million of the total $834 million of gross unrealized losses were from 21 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Investment Grade Fixed Maturity Securities

    Of the $68 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $48 million, or 71%, were related to gross unrealized losses on 11 investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads, and with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

  Below Investment Grade Fixed Maturity Securities

    Of the $68 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $20 million, or 29%, were related to gross unrealized losses on 10 below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to U.S. and foreign corporate securities (primarily industrial and utility securities) and non-agency RMBS (primarily alternative residential mortgage loans) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over lower oil prices in the energy sector and valuations of residential real estate supporting non-agency RMBS. Management evaluates U.S. and foreign corporate securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuers and evaluates non-agency RMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security and the payment priority within the tranche structure of the security.

  Equity Securities

    Gross unrealized losses on equity securities increased $4 million during the year ended December 31, 2015 to $14 million. Of the $14 million, $5 million were from two securities with gross unrealized losses of 20% or more of cost for 12 months or greater. Of the $5 million, 40% were rated A or better, and all were from financial services industry investment grade non-redeemable preferred stock.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Mortgage Loans

 Mortgage Loans by Portfolio Segment

  Mortgage loans are summarized as follows at:

                                                                December 31,
                                                ---------------------------------------------
                                                         2015                   2014
                                                ---------------------- ----------------------
                                                  Carrying     % of      Carrying     % of
                                                    Value      Total       Value      Total
                                                ------------- -------- ------------- --------
                                                (In millions)          (In millions)
Mortgage loans
 Commercial....................................   $  5,331       73.4%   $  4,281       73.3%
 Agricultural..................................      1,460        20.1      1,303        22.3
 Residential...................................        335         4.6         --          --
                                                ------------- -------- ------------- --------
   Subtotal....................................      7,126        98.1      5,584        95.6
 Valuation allowances..........................       (36)       (0.5)       (25)       (0.4)
                                                ------------- -------- ------------- --------
   Subtotal mortgage loans, net................      7,090        97.6      5,559        95.2
 Commercial mortgage loans held by CSEs -- FVO.        172         2.4        280         4.8
                                                ------------- -------- ------------- --------
     Total mortgage loans, net.................   $  7,262      100.0%   $  5,839      100.0%
                                                ============= ======== ============= ========

    The Company purchases unaffiliated mortgage loans under a master participation agreement, from an affiliate, simultaneously with the affiliate's origination or acquisition of mortgage loans. The aggregate amount of unaffiliated mortgage loan participation interests purchased by the Company from an affiliate during the years ended December 31, 2015, 2014 and 2013 were $2.0 billion, $360 million and $787 million, respectively. In connection with the mortgage loan participations, the affiliate collected mortgage loan principal and interest payments on the Company's behalf and the affiliate remitted such payments to the Company in the amount of $973 million, $1.0 billion and $1.5 billion during the years ended December 31, 2015, 2014 and 2013, respectively.

    Purchases of mortgage loans from third parties were $346 million and $0 for the years ended December 31, 2015 and 2014, respectively.

    See "-- Variable Interest Entities" for discussion of "CSEs."

    See "-- Related Party Investment Transactions" for discussion of related party mortgage loans.

    Information on commercial, agricultural and residential mortgage loans is presented in the tables below. Information on commercial mortgage loans held by CSEs -- FVO is presented in Note 10. The Company elects the FVO for certain commercial mortgage loans and related long-term debt that are managed on a total return basis.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment

   Mortgage loans by portfolio segment, by method of evaluation of credit loss, impaired mortgage loans including those modified in a troubled debt restructuring, and the related valuation allowances, were as follows at and for the years ended:

                                                                                             Evaluated Collectively for
                                 Evaluated Individually for Credit Losses                        Credit Losses
                   ------------------------------------------------------------------------- --------------------------
                      Impaired Loans with a Valuation     Impaired Loans without a Valuation
                                 Allowance                          Allowance
                   -------------------------------------- ----------------------------------

                   Unpaid Principal  Recorded  Valuation  Unpaid Principal     Recorded       Recorded     Valuation
                       Balance      Investment Allowances     Balance         Investment     Investment    Allowances
                   ---------------- ---------- ---------- ----------------   -------------   ----------    ----------
                                                                             (In millions)
December 31, 2015
Commercial........            $  --      $  --     $   --           $   --          $   --    $   5,331        $   28
Agricultural......                4          3         --               --              --        1,457             5
Residential.......               --         --         --               --              --          335             3
                   ---------------- ---------- ---------- ----------------   -------------   ----------    ----------
Total.............            $   4      $   3     $   --           $   --          $   --    $   7,123        $   36
                   ================ ========== ========== ================   =============   ==========    ==========
December 31, 2014
Commercial........            $  --      $  --     $   --           $   --          $   --    $   4,281        $   21
Agricultural......                4          3         --               --              --        1,300             4
Residential.......               --         --         --               --              --           --            --
                   ---------------- ---------- ---------- ----------------   -------------   ----------    ----------
Total.............            $   4      $   3     $   --           $   --          $   --    $   5,581        $   25
                   ================ ========== ========== ================   =============   ==========    ==========

                     Impaired Loans
                   -------------------



                             Average
                   Carrying  Recorded
                    Value   Investment
                   -------- ----------

December 31, 2015
Commercial........    $  --     $   --
Agricultural......        3          3
Residential.......       --         --
                   -------- ----------
Total.............    $   3     $    3
                   ======== ==========
December 31, 2014
Commercial........    $  --     $   43
Agricultural......        3          3
Residential.......       --         --
                   -------- ----------
Total.............    $   3     $   46
                   ======== ==========

   The average recorded investment for impaired commercial, agricultural and residential mortgage loans was $73 million, $2 million and $0, respectively, for the year ended December 31, 2013.

 Valuation Allowance Rollforward by Portfolio Segment

  The changes in the valuation allowance, by portfolio segment, were as follows:

                                  Commercial Agricultural Residential Total
                                  ---------- ------------ ----------- -----
                                                  (In millions)
    Balance at January 1, 2013...      $  34          $ 3         $-- $  37
    Provision (release)..........        (3)            1          --   (2)
                                  ---------- ------------ ----------- -----
    Balance at December 31, 2013.         31            4          --    35
    Provision (release)..........       (10)           --          --  (10)
                                  ---------- ------------ ----------- -----
    Balance at December 31, 2014.         21            4          --    25
    Provision (release)..........          7            1           3    11
                                  ---------- ------------ ----------- -----
    Balance at December 31, 2015.      $  28          $ 5         $ 3 $  36
                                  ========== ============ =========== =====

  Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

  effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

  Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

    All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

    For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the values utilized in calculating the ratio are updated annually on a rolling basis, with a

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

  portion of the portfolio updated each quarter. In addition, the loan-to-value ratio is routinely updated for all but the lowest risk loans as part of the Company's ongoing review of its commercial mortgage loan portfolio.

    For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

  Residential Mortgage Loan Portfolio Segment

    The Company's residential mortgage loan portfolio is comprised primarily of closed end, amortizing residential mortgage loans. For evaluations of residential mortgage loans, the key inputs of expected frequency and expected loss reflect current market conditions, with expected frequency adjusted, when appropriate, for differences from market conditions and the Company's historical experience of affiliates of the Company. In contrast to the commercial and agricultural mortgage loan portfolios, residential mortgage loans are smaller-balance homogeneous loans that are collectively evaluated for impairment. Non-specific valuation allowances are established using the evaluation framework described above for pools of loans with similar risk characteristics from inputs that are unique to the residential segment of the loan portfolio. Loan specific valuation allowances are only established on residential mortgage loans when they have been restructured and are established using the methodology described above for all loan portfolio segments.

    For residential mortgage loans, the Company's primary credit quality indicator is whether the loan is performing or nonperforming. The Company generally defines nonperforming residential mortgage loans as those that are 60 or more days past due and/or in non-accrual status which is assessed monthly. Generally, nonperforming residential mortgage loans have a higher risk of experiencing a credit loss.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Credit Quality of Commercial Mortgage Loans

   The credit quality of commercial mortgage loans was as follows at:

                                   Recorded Investment
                      ----------------------------------------------
                       Debt Service Coverage Ratios                    Estimated
                      ------------------------------          % of       Fair      % of
                      > 1.20x  1.00x - 1.20x < 1.00x  Total   Total      Value     Total
                      -------- ------------- ------- -------- ------ ------------- ------
                                   (In millions)                     (In millions)
December 31, 2015
Loan-to-value ratios
Less than 65%........ $  4,659    $  151     $   100 $  4,910  92.1%   $  5,124     92.6%
65% to 75%...........      330        --           8      338    6.3        330       6.0
76% to 80%...........       --        --          --       --     --         --        --
Greater than 80%.....       44        25          14       83    1.6         80       1.4
                      -------- ------------- ------- -------- ------ ------------- ------
 Total............... $  5,033    $  176     $   122 $  5,331 100.0%   $  5,534    100.0%
                      ======== ============= ======= ======== ====== ============= ======
December 31, 2014
Loan-to-value ratios
Less than 65%........ $  3,668    $  267     $   125 $  4,060  94.8%   $  4,431     95.1%
65% to 75%...........      113        14          --      127    3.0        134       2.9
76% to 80%...........        9        --          --        9    0.2         10       0.2
Greater than 80%.....       45        26          14       85    2.0         83       1.8
                      -------- ------------- ------- -------- ------ ------------- ------
 Total............... $  3,835    $  307     $   139 $  4,281 100.0%   $  4,658    100.0%
                      ======== ============= ======= ======== ====== ============= ======

 Credit Quality of Agricultural Mortgage Loans

   The credit quality of agricultural mortgage loans was as follows at:

                                            December 31,
                            ---------------------------------------------
                                     2015                   2014
                            ---------------------- ----------------------
                              Recorded     % of      Recorded     % of
                             Investment    Total    Investment    Total
                            ------------- -------- ------------- --------
                            (In millions)          (In millions)
      Loan-to-value ratios
      Less than 65%........   $  1,366       93.6%   $  1,239       95.1%
      65% to 75%...........         94         6.4         64         4.9
                            ------------- -------- ------------- --------
       Total...............   $  1,460      100.0%   $  1,303      100.0%
                            ============= ======== ============= ========

   The estimated fair value of agricultural mortgage loans was $1.5 billion and $1.4 billion at December 31, 2015 and 2014, respectively.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Credit Quality of Residential Mortgage Loans

  As of December 31, 2015, the Company had residential mortgage loans with a recorded investment of $335 million, $331 million of which was classified as performing. The estimated fair value of all residential mortgage loans was $345 million at December 31, 2015. The Company did not hold any residential mortgage loans at December 31, 2014.

 Past Due and Interest Accrual Status of Mortgage Loans

  The Company has a high quality, well performing, mortgage loan portfolio, with 99% of all mortgage loans classified as performing at both December 31, 2015 and 2014. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no commercial or agricultural mortgage loans past due and no commercial or agricultural mortgage loans in non-accrual status at either December 31, 2015, or 2014. The recorded investment of residential mortgage loans past due and in non-accrual status was $4 million at December 31, 2015.

 Mortgage Loans Modified in a Troubled Debt Restructuring

  The Company may grant concessions related to borrowers experiencing financial difficulties, which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance. During the years ended
December 31, 2015 and 2014, there were no mortgage loans modified in a troubled debt restructuring.

Other Invested Assets

  Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 9), funds withheld, operating joint venture, tax credit and renewable energy partnerships and leveraged leases.

 Tax Credit Partnerships

  The carrying value of tax credit partnerships was $42 million and $39 million at December 31, 2015 and 2014, respectively. Net investment income (loss) from tax credit partnerships were ($1) million, $3 million, and ($1) million for the years ended December 31, 2015, 2014 and 2013, respectively.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Leveraged Leases

   Investment in leveraged leases consisted of the following at:

                                                                        December 31,
                                                                     -------------------
                                                                       2015      2014
                                                                     --------- ---------
                                                                        (In millions)
Rental receivables, net............................................. $      90 $      92
Estimated residual values...........................................        14        14
                                                                     --------- ---------
   Subtotal.........................................................       104       106
Unearned income.....................................................      (33)      (34)
                                                                     --------- ---------
       Investment in leveraged leases, net of non-recourse debt..... $      71 $      72
                                                                     ========= =========

  Rental receivables are generally due in periodic installments. The payment periods for leveraged leases range from one to 17 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2015 and 2014, all rental receivables were performing.

  The deferred income tax liability related to leveraged leases was $76 million and $71 million at December 31, 2015 and 2014, respectively.

Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $1.1 billion and $681 million at December 31, 2015 and 2014, respectively.

Net Unrealized Investment Gains (Losses)

  Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                          Years Ended December 31,
                                                                        -----------------------------
                                                                          2015       2014       2013
                                                                        -------- ------------- ------
                                                                                 (In millions)
Fixed maturity securities.............................................. $  2,265   $  4,311    $1,884
Fixed maturity securities with noncredit OTTI losses in AOCI...........     (19)       (34)      (45)
                                                                        -------- ------------- ------
 Total fixed maturity securities.......................................    2,246      4,277     1,839
Equity securities......................................................       54         69        13
Derivatives............................................................      368        282        38
Other..................................................................       78          9      (71)
                                                                        -------- ------------- ------
 Subtotal..............................................................    2,746      4,637     1,819
                                                                        -------- ------------- ------
Amounts allocated from:
 Future policy benefits................................................     (56)      (503)        --
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI................................................................      (1)        (2)        --
 DAC, VOBA and DSI.....................................................    (198)      (403)     (287)
                                                                        -------- ------------- ------
   Subtotal............................................................    (255)      (908)     (287)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in AOCI...................................................        7         12        15
Deferred income tax benefit (expense)..................................    (844)    (1,308)     (606)
                                                                        -------- ------------- ------
 Net unrealized investment gains (losses).............................. $  1,654   $  2,433    $  941
                                                                        ======== ============= ======

  The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                         Years Ended December 31,
                                                         ------------------------
                                                            2015         2014
                                                         -----------  ----------
                                                             (In millions)
Balance at January 1,................................... $      (34)  $     (45)
Noncredit OTTI losses and subsequent changes recognized.           9           6
Securities sold with previous noncredit OTTI loss.......          17           9
Subsequent changes in estimated fair value..............        (11)         (4)
                                                         -----------  ----------
Balance at December 31,................................. $      (19)  $     (34)
                                                         ===========  ==========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  The changes in net unrealized investment gains (losses) were as follows:

                                                                       Years Ended December 31,
                                                                    ------------------------------
                                                                       2015      2014      2013
                                                                    ---------- -------- ----------
                                                                            (In millions)
Balance at January 1,.............................................. $    2,433 $    941 $    2,569
Fixed maturity securities on which noncredit OTTI losses have been
  recognized.......................................................         15       11         25
Unrealized investment gains (losses) during the year...............    (1,906)    2,807    (3,601)
Unrealized investment gains (losses) relating to:
 Future policy benefits............................................        447    (503)        740
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI............................................................          1      (2)        (5)
 DAC, VOBA and DSI.................................................        205    (116)        403
 Deferred income tax benefit (expense) related to noncredit OTTI
   losses recognized in AOCI.......................................        (5)      (3)        (7)
 Deferred income tax benefit (expense).............................        464    (702)        817
                                                                    ---------- -------- ----------
Balance at December 31,............................................ $    1,654 $  2,433 $      941
                                                                    ========== ======== ==========
 Change in net unrealized investment gains (losses)................ $    (779) $  1,492 $  (1,628)
                                                                    ========== ======== ==========

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both December 31, 2015 and 2014.

Securities Lending

  Elements of the securities lending program are presented below at:

                                                             December 31,
                                                         ---------------------
                                                            2015       2014
                                                         ---------- ----------
                                                             (In millions)
 Securities on loan: (1)
  Amortized cost........................................ $    8,047 $    5,748
  Estimated fair value.................................. $    8,830 $    6,703
 Cash collateral on deposit from counterparties (2)..... $    8,981 $    6,781
 Security collateral on deposit from counterparties (3). $       23 $       60
 Reinvestment portfolio -- estimated fair value......... $    8,938 $    6,846

--------

(1)Included within fixed maturity securities and short-term investments.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

                                                           December 31, 2015
                                     --------------------------------------------------------------------
                                     Remaining Tenor of Securities Lending Agreements
                                     ------------------------------------------------
                                      Open (1)     1 Month or Less    1 to 6 Months     Total   % of Total
                                      ----------   ---------------    -------------   --------- ----------
                                                             (In millions)
Cash collateral liability by loaned
  security type
U.S. Treasury and agency............ $    2,631      $    3,140        $    1,338     $   7,109    79.1%
Agency RMBS.........................         --             939               579         1,518    16.9
U.S. corporate......................          9             302                --           311     3.5
Foreign government..................          1              42                --            43     0.5
Foreign corporate...................         --              --                --            --      --
                                      ----------     ----------        ----------     ---------   -----
 Total.............................. $    2,641      $    4,423        $    1,917     $   8,981   100.0%
                                      ==========     ==========        ==========     =========   =====

                                                           December 31, 2014
                                     ---------------------------------------------------------------------
                                     Remaining Tenor of Securities Lending Agreements
                                     ------------------------------------------------
                                      Open (1)     1 Month or Less    1 to 6 Months     Total    % of Total
                                      ----------   ---------------    -------------   ---------- ----------
                                                             (In millions)
Cash collateral liability by loaned
  security type
U.S. Treasury and agency............ $    2,618      $    2,611         $    822      $    6,051    89.2%
Agency RMBS.........................         --              95              542             637     9.4
U.S. corporate......................          7              35               --              42     0.6
Foreign government..................          7              --               --               7     0.1
Foreign corporate...................         22              22               --              44     0.7
                                      ----------     ----------         --------      ----------   -----
 Total.............................. $    2,654      $    2,763         $  1,364      $    6,781   100.0%
                                      ==========     ==========         ========      ==========   =====

--------

(1)The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

  If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2015 was $2.6 billion, over 99% of which were U.S. Treasury and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

  The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, U.S. Treasury and agency, ABS, non-agency RMBS and U.S. corporate securities) with 51% invested in agency RMBS, U.S. Treasury and agency, cash equivalents, short-term investments or held in cash. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Invested Assets on Deposit, Held in Trust and Pledged as Collateral

  Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value for all asset classes, except mortgage loans, which are presented at carrying value at:

                                                                                 December 31,
                                                                             ---------------------
                                                                                2015       2014
                                                                             ---------- ----------
                                                                                 (In millions)
Invested assets on deposit (regulatory deposits) (1)........................ $    7,245 $    7,334
Invested assets held in trust (reinsurance agreements) (2)..................        952        936
Invested assets pledged as collateral (3)...................................      2,801      3,174
                                                                             ---------- ----------
 Total invested assets on deposit, held in trust, and pledged as collateral. $   10,998 $   11,444
                                                                             ========== ==========

--------

(1)See Note 3 for information about invested assets that became restricted in 2014 in connection with MetLife Insurance Company of Connecticut's withdrawal of its New York license.

(2)The Company has held in trust certain investments, primarily fixed maturity securities, in connection with certain reinsurance transactions.

(3)The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 5) and derivative transactions (see Note 9).

  See "-- Securities Lending" for information regarding securities on loan.

Purchased Credit Impaired Investments

  Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  The Company's PCI fixed maturity securities were as follows at:

                                                         December 31,
                                                     ---------------------
                                                        2015       2014
                                                     ---------- ----------
                                                         (In millions)
     Outstanding principal and interest balance (1). $    1,224 $      653
     Carrying value (2)............................. $      911 $      504

--------

(1)Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)Estimated fair value plus accrued interest.

  The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                        Years Ended December 31,
                                                        ------------------------
                                                           2015         2014
                                                         ----------  ----------
                                                            (In millions)
  Contractually required payments (including interest). $      785   $      102
  Cash flows expected to be collected (1).............. $      698   $       78
  Fair value of investments acquired................... $      512   $       54

--------

(1)Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

  The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                        Years Ended December 31,
                                                        ------------------------
                                                           2015         2014
                                                         ----------  ----------
                                                            (In millions)
   Accretable yield, January 1,........................ $      251   $      315
   Investments purchased...............................        186           24
   Accretion recognized in earnings....................       (48)         (25)
   Disposals...........................................        (8)         (13)
   Reclassification (to) from nonaccretable difference.         19         (50)
                                                        ----------   ----------
   Accretable yield, December 31,...................... $      400   $      251
                                                        ==========   ==========

Collectively Significant Equity Method Investments

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.6 billion at December 31, 2015. The Company's maximum exposure to loss related to these equity method investments is

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

limited to the carrying value of these investments plus unfunded commitments of $791 million at December 31, 2015. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

  As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) for the three most recent annual periods: 2015, 2014 and 2013. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended
December 31, 2015, 2014 and 2013. Aggregate total assets of these entities totaled $294.3 billion and $264.7 billion at December 31, 2015 and 2014, respectively. Aggregate total liabilities of these entities totaled $46.3 billion and $23.2 billion at December 31, 2015 and 2014, respectively. Aggregate net income (loss) of these entities totaled $13.7 billion, $25.1 billion and $20.9 billion for the years ended December 31, 2015, 2014 and 2013, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

  The Company has invested in certain structured transactions (including CSEs) that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity.

  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

 Consolidated VIEs

  Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2015 and 2014.

                                                        December 31,
                                                      -----------------
                                                        2015     2014
                                                      -------- --------
                                                        (In millions)
         CSEs: (1)
         Assets:
          Mortgage loans (commercial mortgage loans). $    172 $    280
          Accrued investment income..................        1        2
                                                      -------- --------
            Total assets............................. $    173 $    282
                                                      ======== ========
         Liabilities:
          Long-term debt............................. $     48 $    139
          Other liabilities..........................        1        1
                                                      -------- --------
            Total liabilities........................ $     49 $    140
                                                      ======== ========

--------

(1)The Company consolidates entities that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in these entities of $105 million and $123 million at estimated fair value at December 31, 2015 and 2014, respectively. The long-term debt bears interest primarily at fixed rates ranging from 2.25% to 5.57%, payable primarily on a monthly basis. Interest expense related to these obligations, included in other expenses, was $8 million, $36 million and $122 million for the years ended December 31, 2015, 2014 and 2013, respectively.

 Unconsolidated VIEs

   The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                                December 31,
                                                 -------------------------------------------
                                                         2015                  2014
                                                 --------------------- ---------------------
                                                             Maximum               Maximum
                                                 Carrying   Exposure   Carrying   Exposure
                                                  Amount   to Loss (1)  Amount   to Loss (1)
                                                 --------- ----------- --------- -----------
                                                                (In millions)
Fixed maturity securities AFS:
 Structured securities (RMBS, ABS and CMBS) (2). $  13,453  $  13,453  $   9,322  $   9,322
 U.S. and foreign corporate.....................       461        461        526        526
Other limited partnership interests.............     1,367      1,647      1,774      2,162
Other investments (3)...........................        92        100        103        117
                                                 --------- ----------- --------- -----------
   Total........................................ $  15,373  $  15,661  $  11,725  $  12,127
                                                 ========= =========== ========= ===========

--------

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


(1)The maximum exposure to loss relating to fixed maturity and equity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties of less than $1 million at both December 31, 2015 and 2014. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

(3)Other investments is comprised of real estate joint ventures, other invested assets and non-redeemable preferred stock.

  As described in Note 16, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2015, 2014 and 2013.

Net Investment Income

  The components of net investment income were as follows:

                                                           Years Ended December 31,
                                                           ------------------------
                                                            2015     2014    2013
                                                            ------  ------  ------
                                                              (In millions)
 Investment income:
  Fixed maturity securities............................... $2,010   $1,954  $2,235
  Equity securities.......................................     18       17      13
  Mortgage loans..........................................    360      337     360
  Policy loans............................................     54       59      57
  Real estate and real estate joint ventures..............    108       80      56
  Other limited partnership interests.....................    134      266     270
  Cash, cash equivalents and short-term investments.......      8        5       7
  Operating joint venture.................................     11        2     (5)
  Other...................................................     11        3     (2)
                                                            ------  ------  ------
    Subtotal..............................................  2,714    2,723   2,991
  Less: Investment expenses...............................    115      103     124
                                                            ------  ------  ------
    Subtotal, net.........................................  2,599    2,620   2,867
 FVO CSEs -- interest income -- commercial mortgage loans.     16       49     132
                                                            ------  ------  ------
    Subtotal..............................................     16       49     132
                                                            ------  ------  ------
      Net investment income............................... $2,615   $2,669  $2,999
                                                            ======  ======  ======

  See "-- Variable Interest Entities" for discussion of CSEs.

  See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

  The components of net investment gains (losses) were as follows:

                                                                           Years Ended December 31,
                                                                         --------------------------
                                                                         2015      2014     2013
                                                                         -----    ------    -----
                                                                           (In millions)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized -- by sector and industry:
   U.S. and foreign corporate securities -- by industry:
     Consumer........................................................... $ (8)    $  (2)    $  --
     Industrial.........................................................   (3)        --       --
     Transportation.....................................................    --       (2)      (3)
     Finance............................................................    --        --      (3)
                                                                         -----    ------    -----
       Total U.S. and foreign corporate securities......................  (11)       (4)      (6)
   RMBS.................................................................  (14)       (8)     (14)
                                                                         -----    ------    -----
       OTTI losses on fixed maturity securities recognized in
         earnings.......................................................  (25)      (12)     (20)
 Fixed maturity securities -- net gains (losses) on sales and disposals.  (34)        26       61
                                                                         -----    ------    -----
   Total gains (losses) on fixed maturity securities....................  (59)        14       41
                                                                         -----    ------    -----
Total gains (losses) on equity securities:
 Total OTTI losses recognized -- by sector:
   Common stock.........................................................   (3)       (7)      (2)
   Non-redeemable preferred stock.......................................    --       (8)      (3)
                                                                         -----    ------    -----
       OTTI losses on equity securities recognized in earnings..........   (3)      (15)      (5)
 Equity securities -- net gains (losses) on sales and disposals.........    18        14       10
                                                                         -----    ------    -----
   Total gains (losses) on equity securities............................    15       (1)        5
                                                                         -----    ------    -----
 Mortgage loans.........................................................  (11)        17        5
 Real estate and real estate joint ventures.............................    98       (4)        2
 Other limited partnership interests....................................   (1)       (9)      (6)
 Other..................................................................   (2)        43      (2)
                                                                         -----    ------    -----
     Subtotal...........................................................    40        60       45
                                                                         -----    ------    -----
FVO CSEs:
   Commercial mortgage loans............................................   (7)      (13)     (56)
   Long-term debt -- related to commercial mortgage loans...............     4        19       88
Non-investment portfolio gains (losses) (1).............................   (1)     (535)     (50)
                                                                         -----    ------    -----
     Subtotal...........................................................   (4)     (529)     (18)
                                                                         -----    ------    -----
       Total net investment gains (losses).............................. $  36    $(469)    $  27
                                                                         =====    ======    =====

--------
(1)Non-investment portfolio gains (losses) for the year ended December 31, 2014 includes a loss of $608 million related to the disposition of MAL as more fully described in Note 4.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   See "-- Variable Interest Entities" for discussion of CSEs.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

   Gains (losses) from foreign currency transactions included within net investment gains (losses) were ($6) million, $66 million and ($59) million for the years ended December 31, 2015, 2014 and 2013, respectively.

 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

   Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below.

                                             Years Ended December 31,
                                --------------------------------------------------
                                  2015     2014     2013    2015    2014    2013
                                -------- -------- -------- ------- ------- -------
                                Fixed Maturity Securities     Equity Securities
                                -------------------------- -----------------------
                                                  (In millions)
Proceeds....................... $ 29,937 $ 14,649 $ 11,719 $    80 $    57 $    75
                                ======== ======== ======== ======= ======= =======
Gross investment gains......... $    165 $     84 $    194 $    25 $    15 $    18
Gross investment losses........    (199)     (58)    (133)     (7)     (1)     (8)
OTTI losses....................     (25)     (12)     (20)     (3)    (15)     (5)
                                -------- -------- -------- ------- ------- -------
 Net investment gains (losses). $   (59) $     14 $     41 $    15 $   (1) $     5
                                ======== ======== ======== ======= ======= =======

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Credit Loss Rollforward

  The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                         Years Ended December 31,
                                                                        ---------------------------
                                                                            2015          2014
                                                                        ------------- -------------
                                                                               (In millions)
Balance at January 1,.................................................. $          57 $          59
Additions:
 Initial impairments -- credit loss OTTI on securities not previously
   impaired............................................................             1            --
 Additional impairments -- credit loss OTTI on securities previously
   impaired............................................................            11             7
Reductions:
 Sales (maturities, pay downs or prepayments) of securities previously
   impaired as credit loss OTTI........................................          (14)           (9)
 Increase in cash flows -- accretion of previous credit loss OTTI......           (3)            --
                                                                        ------------- -------------
Balance at December 31,................................................ $          52 $          57
                                                                        ============= =============

Related Party Investment Transactions

  The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                       Years Ended December 31,
                                                                     ----------------------------
                                                                       2015      2014      2013
                                                                     -------- ---------- --------
                                                                            (In millions)
Estimated fair value of invested assets transferred to affiliates... $    185 $    1,441 $    874
Amortized cost of invested assets transferred to affiliates......... $    169 $    1,362 $    827
Net investment gains (losses) recognized on transfers............... $     16 $       79 $     47
Estimated fair value of invested assets transferred from affiliates. $    928 $      132 $    834

  In 2013, prior to the Mergers, the Company transferred invested assets to and from MLIC of $739 million and $751 million, respectively, related to the establishment of a custodial account to secure certain policyholder liabilities, which is included in the table above. See Note 3 for additional information on the Mergers.

  In July 2014, prior to the Mergers, the Company sold affiliated loans to other affiliates, which were included in other invested assets and in the table above, at an estimated fair value totaling $520 million and a $45 million gain was recognized in net investment gains (losses). Net investment income from these affiliated loans was $13 million and $28 million for the years ended December 31, 2014 and 2013, respectively.

  The Company had affiliated loans outstanding to wholly-owned real estate subsidiaries of an affiliate, MLIC, which were included in mortgage loans, with a carrying value of $242 million at December 31, 2014. In August 2015 and November 2014, one affiliated loan with a carrying value of $132 million and two affiliated loans with

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

a total carrying value of $120 million were repaid in cash prior to maturity. The remaining loan with a carrying value of $110 million was repaid in cash upon maturity in December 31, 2015. These affiliated loans were secured by interests in the real estate subsidiaries, which owned operating real estate with an estimated fair value in excess of the affiliated loans. Net investment income from these affiliated loans was $8 million, $34 million and $16 million for the years ended December 31, 2015, 2014 and 2013, respectively. In addition, mortgage loan prepayment income earned from the three repayments prior to maturity described above was $31 million and $16 million for the years ended December 31, 2015 and 2014, respectively.

  The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $68 million, $62 million, and $76 million for years ended December 31, 2015, 2014 and 2013, respectively. The Company also had affiliated net investment income of less than $1 million for both the years ended December 31, 2015 and 2014 and $1 million for the year ended December 31, 2013.

  See "-- Mortgage Loans -- Mortgage Loans by Portfolio Segment" for discussion of mortgage loan participation agreements with affiliate.

9. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 10 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash market.

 Interest Rate Derivatives

   The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, swaptions, futures and forwards.

   Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)

 difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and nonqualifying hedging relationships.

   The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in nonqualifying hedging relationships.

   In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance, and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in nonqualifying hedging relationships.

   Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in nonqualifying hedging relationships. Swaptions are included in interest rate options.

   The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow hedging relationships.

 Foreign Currency Exchange Rate Derivatives

   The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow and nonqualifying hedging relationships.

   To a lesser extent, the Company uses foreign currency forwards and exchange-traded currency futures in nonqualifying hedging relationships.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


 Credit Derivatives

   The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

   The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

   To a lesser extent, the Company uses credit forwards to lock in the price to be paid for forward purchases of certain securities. The Company utilizes credit forwards in cash flow hedging relationships.

 Equity Derivatives

   The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and total rate of return swaps ("TRRs").

   Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in nonqualifying hedging relationships.

   Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in nonqualifying hedging relationships.

   In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)

 the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in nonqualifying hedging relationships.

   TRRs are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the LIBOR, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses TRRs to hedge its equity market guarantees in certain of its insurance products. TRRs can be used as hedges or to synthetically create investments. The Company utilizes TRRs in nonqualifying hedging relationships.

Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                      December 31,
                                                             ---------------------------------------------------------------
                                                                          2015                            2014
                                                             ------------------------------- -------------------------------
                                                                        Estimated Fair Value            Estimated Fair Value
                                                                        --------------------            --------------------
                                                               Gross                           Gross
                                                              Notional                        Notional
                           Primary Underlying Risk Exposure    Amount    Assets  Liabilities   Amount    Assets  Liabilities
                           --------------------------------  ---------- -------- ----------- ---------- -------- -----------
                                                                                      (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
  Interest rate swaps..... Interest rate.................... $      420 $     38  $      1   $      379 $     33  $      2
                                                             ---------- --------  --------   ---------- --------  --------
Cash flow hedges:
  Interest rate swaps..... Interest rate....................        230       60        --          369       81        --
  Interest rate forwards.. Interest rate....................         35        8        --          155       45        --
  Foreign currency swaps.. Foreign currency exchange rate...        937      126         3          728       56         9
                                                             ---------- --------  --------   ---------- --------  --------
   Subtotal..............................................         1,202      194         3        1,252      182         9
                                                             ---------- --------  --------   ---------- --------  --------
    Total qualifying hedges.............................          1,622      232         4        1,631      215        11
                                                             ---------- --------  --------   ---------- --------  --------
Derivatives Not Designated or Not Qualifying as Hedging
 Instruments
Interest rate swaps....... Interest rate....................     23,134    1,804       638       25,919    1,709       601
Interest rate floors...... Interest rate....................      7,036       33        24       16,404       83        69
Interest rate caps........ Interest rate....................     13,792       38        --        7,901       11        --
Interest rate futures..... Interest rate....................        630        2        --          325        1        --
Interest rate options..... Interest rate....................     18,620      472         5       29,870      446        16
Foreign currency swaps.... Foreign currency exchange rate...        659       75        --          672       59         4
Foreign currency forwards. Foreign currency exchange rate...        185        4         1           48        3        --
Credit default
 swaps -- purchased....... Credit...........................         21       --        --           45       --         1
Credit default
 swaps -- written......... Credit...........................      2,093       13         1        1,924       29         1
Equity futures............ Equity market....................      3,669       37        --        3,086       34        --
Equity index options...... Equity market....................     44,035    1,032       626       27,212      854       613
Equity variance swaps..... Equity market....................     14,866      120       434       15,433      120       435
TRRs...................... Equity market....................      2,814       31        49        2,332       12        67
                                                             ---------- --------  --------   ---------- --------  --------
   Total non-designated or nonqualifying derivatives.....       131,554    3,661     1,778      131,171    3,361     1,807
                                                             ---------- --------  --------   ---------- --------  --------
    Total...............................................     $  133,176 $  3,893  $  1,782   $  132,802 $  3,576  $  1,818
                                                             ========== ========  ========   ========== ========  ========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2015 and 2014. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to synthetically create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

  Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                         Years Ended December 31,
                                                         ------------------------
                                                          2015    2014     2013
                                                         ------ -------- --------
                                                              (In millions)
Freestanding derivatives and hedging gains (losses) (1). $(154) $    868 $(5,826)
Embedded derivatives gains (losses).....................  (270)  (1,049)    6,267
                                                         ------ -------- --------
 Total net derivative gains (losses).................... $(424) $  (181) $    441
                                                         ====== ======== ========

--------

(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships, which are not presented elsewhere in this note.

  The following table presents earned income on derivatives:

                                                          Years Ended December 31,
                                                          ------------------------
                                                          2015    2014     2013
                                                          ----    ----    ------
                                                           (In millions)
     Qualifying hedges:
      Net investment income.............................. $ 11    $  4    $    2
      Interest credited to policyholder account balances.  (2)     (1)         2
     Nonqualifying hedges:
      Net derivative gains (losses)......................  360     273     (157)
      Policyholder benefits and claims...................   14      32     (292)
                                                          ----    ----    ------
        Total............................................ $383    $308    $(445)
                                                          ====    ====    ======

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Nonqualifying Derivatives and Derivatives for Purposes Other Than Hedging

    The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                  Net          Net     Policyholder
                                               Derivative   Investment Benefits and
                                             Gains (Losses) Income (1)  Claims (2)
                                             -------------- ---------- ------------
                                                         (In millions)
Year Ended December 31, 2015
 Interest rate derivatives..................       $   (67)       $ --       $    5
 Foreign currency exchange rate derivatives.             42         --           --
 Credit derivatives -- purchased............             --         --           --
 Credit derivatives -- written..............           (14)         --           --
 Equity derivatives.........................          (476)        (4)         (25)
                                             -------------- ---------- ------------
   Total....................................       $  (515)       $(4)       $ (20)
                                             ============== ========== ============
Year Ended December 31, 2014
 Interest rate derivatives..................       $  1,174       $ --       $   43
 Foreign currency exchange rate derivatives.              4         --           --
 Credit derivatives -- purchased............           (22)         --           --
 Credit derivatives -- written..............             18         --           --
 Equity derivatives.........................          (591)        (8)        (279)
                                             -------------- ---------- ------------
   Total....................................       $    583       $(8)       $(236)
                                             ============== ========== ============
Year Ended December 31, 2013
 Interest rate derivatives..................       $(1,534)       $ --       $ (27)
 Foreign currency exchange rate derivatives.          (542)         --           --
 Credit derivatives -- purchased............             --         --           --
 Credit derivatives -- written..............             27         --           --
 Equity derivatives.........................        (3,625)        (7)        (726)
                                             -------------- ---------- ------------
   Total....................................       $(5,674)       $(7)       $(753)
                                             ============== ========== ============

--------

(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

(2)Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

Fair Value Hedges

  The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated liabilities.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                             Net Derivative  Net Derivative Ineffectiveness
                                                             Gains (Losses)  Gains (Losses)  Recognized in
Derivatives in Fair Value     Hedged Items in Fair Value       Recognized    Recognized for Net Derivative
Hedging Relationships           Hedging Relationships        for Derivatives  Hedged Items  Gains (Losses)
-------------------------  --------------------------------- --------------- -------------- ---------------
                                                                             (In millions)
Year Ended December 31, 2015
Interest rate swaps:       Fixed maturity securities........    $          1  $           1   $           2
                           Policyholder liabilities (1).....               2            (2)              --
Foreign currency swaps:    Foreign-denominated policyholder
                           account balances (2).............              --             --              --
                                                                ------------  -------------   -------------
  Total...................................................      $          3  $         (1)   $           2
                                                                ============  =============   =============
Year Ended December 31, 2014
Interest rate swaps:       Fixed maturity securities........    $          1  $         (1)   $          --
                           Policyholder liabilities (1).....              32           (31)               1
Foreign currency swaps:    Foreign-denominated policyholder
                           account balances (2).............              --             --              --
                                                                ------------  -------------   -------------
  Total...................................................      $         33  $        (32)   $           1
                                                                ============  =============   =============
Year Ended December 31, 2013
Interest rate swaps:       Fixed maturity securities........    $          7  $         (9)   $         (2)
                           Policyholder liabilities (1).....            (30)             28             (2)
Foreign currency swaps:    Foreign-denominated policyholder
                           account balances (2).............               2            (2)              --
                                                                ------------  -------------   -------------
  Total...................................................      $       (21)  $          17   $         (4)
                                                                ============  =============   =============

--------

(1)Fixed rate liabilities reported in policyholder account balances or future policy benefits.

(2)Fixed rate or floating rate liabilities.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

  The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; and (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments.

  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). These amounts were $3 million for the year ended December 31, 2015 and not significant for both the years ended December 31, 2014 and 2013.

  At December 31, 2015 and 2014, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed four years and five years, respectively.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  At December 31, 2015 and 2014, the balance in AOCI associated with cash flow hedges was $368 million and $282 million, respectively.

  The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholder's equity:

                                                    Amount and Location       Amount and Location
                            Amount of Gains          of Gains (Losses)         of Gains (Losses)
Derivatives in Cash Flow  (Losses) Deferred in       Reclassified from       Recognized in Income
Hedging Relationships     AOCI on Derivatives     AOCI into Income (Loss)    (Loss) on Derivatives
------------------------  -------------------- ----------------------------- ----------------------
                          (Effective Portion)       (Effective Portion)      (Ineffective Portion)
                          -------------------- ----------------------------- ----------------------
                                               Net Derivative Net Investment    Net Derivative
                                               Gains (Losses)     Income        Gains (Losses)
                                               -------------- -------------- ----------------------
                                                       (In millions)
Year Ended December 31, 2015
Interest rate swaps...... $                 15  $         1    $          1  $                    1
Interest rate forwards...                    1            2               2                      --
Foreign currency swaps...                   76           --              --                      --
Credit forwards..........                   --           --              --                      --
                          -------------------- -------------- -------------- ----------------------
  Total.................. $                 92  $         3    $          3  $                    1
                          ==================== ============== ============== ======================
Year Ended December 31, 2014
Interest rate swaps...... $                131  $         1    $          1  $                   --
Interest rate forwards...                   55            1               1                      --
Foreign currency swaps...                   56          (6)              --                      --
Credit forwards..........                   --           --              --                      --
                          -------------------- -------------- -------------- ----------------------
  Total.................. $                242  $       (4)    $          2  $                   --
                          ==================== ============== ============== ======================
Year Ended December 31, 2013
Interest rate swaps...... $              (120)  $        --    $          1  $                   --
Interest rate forwards...                 (57)            9               1                      --
Foreign currency swaps...                 (17)           --              --                       1
Credit forwards..........                  (1)           --              --                      --
                          -------------------- -------------- -------------- ----------------------
  Total.................. $              (195)  $         9    $          2  $                    1
                          ==================== ============== ============== ======================

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  At December 31, 2015, $27 million of deferred net gains (losses) on derivatives in AOCI was expected to be reclassified to earnings within the next 12 months.

Credit Derivatives

  In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $2.1 billion and $1.9 billion at December 31, 2015 and 2014, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps. At December 31, 2015 and 2014, the Company would have received $12 million and $28 million, respectively, to terminate all of these contracts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                December 31,
                              ---------------------------------------------------------------------------------
                                                2015                                     2014
                              ---------------------------------------- ----------------------------------------
                              Estimated      Maximum                   Estimated      Maximum
                              Fair Value Amount of Future   Weighted   Fair Value Amount of Future   Weighted
Rating Agency Designation of  of Credit   Payments under    Average    of Credit   Payments under    Average
Referenced                     Default    Credit Default    Years to    Default    Credit Default    Years to
Credit Obligations (1)          Swaps         Swaps       Maturity (2)   Swaps         Swaps       Maturity (2)
----------------------------  ---------- ---------------- ------------ ---------- ---------------- ------------
                                     (In millions)                            (In millions)
Aaa/Aa/A
Single name credit default
  swaps (corporate).......... $       1   $         207            1.5 $       2   $          155           2.1
Credit default swaps
  referencing indices........         1             219            4.0         1              134           1.3
                              ---------   -------------                ---------   --------------
 Subtotal....................         2             426            2.8         3              289           1.7
                              ---------   -------------                ---------   --------------
Baa
Single name credit default
  swaps (corporate)..........         2             409            1.6         5              454           2.3
Credit default swaps
  referencing indices........         8           1,222            4.8        18            1,145           5.0
                              ---------   -------------                ---------   --------------
 Subtotal....................        10           1,631            4.0        23            1,599           4.2
                              ---------   -------------                ---------   --------------
B
Single name credit default
  swaps (corporate)..........        --              --             --        --               --            --
Credit default swaps
  referencing indices........        --              36            5.0         2               36           5.0
                              ---------   -------------                ---------   --------------
 Subtotal....................        --              36            5.0         2               36           5.0
                              ---------   -------------                ---------   --------------
   Total..................... $      12   $       2,093            3.8 $      28   $        1,924           3.8
                              =========   =============                =========   ==============

--------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

  The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

  See Note 10 for a description of the impact of credit risk on the valuation of derivatives.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                December 31,
                                                                  -----------------------------------------
                                                                          2015                 2014
                                                                  -------------------- --------------------
Derivatives Subject to a Master Netting Arrangement or a Similar
Arrangement                                                        Assets  Liabilities  Assets  Liabilities
----------------------------------------------------------------  -------- ----------- -------- -----------
                                                                                (In millions)
 Gross estimated fair value of derivatives:
  OTC-bilateral (1).............................................. $  3,870  $  1,725   $  3,554  $  1,767
  OTC-cleared (1)................................................       78        78         75        73
  Exchange-traded................................................       39        --         35        --
                                                                  --------  --------   --------  --------
    Total gross estimated fair value of derivatives (1)..........    3,987     1,803      3,664     1,840
 Amounts offset on the consolidated balance sheets...............       --        --         --        --
                                                                  --------  --------   --------  --------
 Estimated fair value of derivatives presented on the
   consolidated balance sheets (1)...............................    3,987     1,803      3,664     1,840
 Gross amounts not offset on the consolidated balance sheets:
 Gross estimated fair value of derivatives: (2)
  OTC-bilateral..................................................  (1,577)   (1,577)    (1,592)   (1,592)
  OTC-cleared....................................................     (70)      (70)       (54)      (54)
  Exchange-traded................................................       --        --         --        --
 Cash collateral: (3), (4)
  OTC-bilateral..................................................  (1,605)        --      (753)        --
  OTC-cleared....................................................      (8)       (8)       (21)      (18)
  Exchange-traded................................................       --        --         --        --
 Securities collateral: (5)
  OTC-bilateral..................................................    (552)     (148)    (1,152)     (175)
  OTC-cleared....................................................       --        --         --        --
  Exchange-traded................................................       --        --         --        --
                                                                  --------  --------   --------  --------
 Net amount after application of master netting agreements and
   collateral.................................................... $    175  $     --   $     92  $      1
                                                                  ======== =========== ======== ===========

--------

(1)At December 31, 2015 and 2014, derivative assets included income or expense accruals reported in accrued investment income or in other liabilities of $94 million and $88 million, respectively, and derivative liabilities included income or expense accruals reported in accrued investment income or in other liabilities of $21 million and $22 million, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet. In

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)

   certain instances, cash collateral pledged to the Company as initial margin for OTC-bilateral derivatives is held in separate custodial accounts and is not recorded on the Company's balance sheet because the account title is in the name of the counterparty (but segregated for the benefit of the Company). The amount of this off-balance sheet collateral was $0 and $121 million at December 31, 2015 and 2014, respectively.

(4)The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2015 and 2014, the Company received excess cash collateral of $1 million and $33 million (including $0 and $33 million off-balance sheet cash collateral held in separate custodial accounts), respectively, and provided excess cash collateral of $62 million and $30 million, respectively, which is not included in the table above due to the foregoing limitation.

(5)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2015 none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2015 and 2014, the Company received excess securities collateral with an estimated fair value of $0 and $122 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2015 and 2014, the Company provided excess securities collateral with an estimated fair value of $36 million and $17 million, respectively, for its OTC-bilateral derivatives, $34 million and $37 million, respectively, for its OTC-cleared derivatives, and $156 million and $165 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

  The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the estimated fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include financial strength-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength ratings of MetLife Insurance Company USA and/or the credit ratings of the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both MetLife Insurance Company USA and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

  The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)

balance sheet location of the collateral pledged. The table also presents the incremental collateral that MetLife Insurance Company USA would be required to provide if there was a one-notch downgrade in MetLife Insurance Company USA's financial strength rating at the reporting date or if MetLife Insurance Company USA's financial strength rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                                                                December 31,
                                                                          -------------------------
                                                                              2015         2014
                                                                          ------------ ------------
                                                                                (In millions)
Estimated fair value of derivatives in a net liability position (1)...... $        148 $        175
Estimated Fair Value of Collateral Provided
 Fixed maturity securities............................................... $        179 $        192
 Cash.................................................................... $         -- $         --
Fair Value of Incremental Collateral Provided Upon
 One-notch downgrade in financial strength rating........................ $         -- $         --
 Downgrade in financial strength rating to a level that triggers full
   overnight collateralization or termination of the derivative position. $         -- $         --

--------

(1)After taking into consideration the existence of netting agreements.

Embedded Derivatives

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; funds withheld on ceded reinsurance; fixed annuities with equity indexed returns; and certain debt and equity securities.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                     December 31,
                                                                  ------------------
                                        Balance Sheet Location      2015      2014
                                       -------------------------- --------- --------
                                                                    (In millions)
Net embedded derivatives within asset
  host contracts:
  Ceded guaranteed minimum benefits... Premiums, reinsurance and
                                       other receivables......... $     242 $    217
  Funds withheld on assumed
   reinsurance........................ Other invested assets.....        35       53
  Options embedded in debt or equity
   securities......................... Investments...............      (63)     (48)
                                                                  --------- --------
   Net embedded derivatives within asset host contracts.......    $     214 $    222
                                                                  ========= ========
Net embedded derivatives within
  liability host contracts:
  Direct guaranteed minimum benefits.. Policyholder account
                                       balances.................. $     177 $  (609)
  Assumed guaranteed minimum benefits. Policyholder account
                                       balances..................       897      827
  Funds withheld on ceded reinsurance. Other liabilities.........       244      382
  Other............................... Policyholder account
                                       balances..................         6       17
                                                                  --------- --------
   Net embedded derivatives within liability host contracts...    $   1,324 $    617
                                                                  ========= ========

  The following table presents changes in estimated fair value related to embedded derivatives:

                                               Years Ended December 31,
                                         -------------------------------------
                                            2015         2014         2013
                                         ----------- ------------ ------------
                                                     (In millions)
 Net derivative gains (losses) (1), (2). $     (270) $    (1,049) $      6,267
 Policyholder benefits and claims....... $        21 $         87 $      (139)

--------

(1)The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $25 million, $73 million and ($1.0) billion for the years ended December 31, 2015, 2014 and 2013, respectively.

(2)See Note 7 for discussion of affiliated net derivative gains (losses).

Related Party Freestanding Derivative Transactions

  In November 2014, as part of the settlement of related party reinsurance transactions, the Company transferred derivatives to affiliates. The estimated fair value of freestanding derivative assets and liabilities transferred was $1.8 billion and $1.2 billion, respectively. See Note 7 for additional information regarding related party reinsurance transactions in connection with the Mergers.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


10. Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

                 Level 1  Unadjusted quoted prices in active
                          markets for identical assets or
                          liabilities. The Company defines
                          active markets based on average
                          trading volume for equity securities.
                          The size of the bid/ask spread is
                          used as an indicator of market
                          activity for fixed maturity
                          securities.

                 Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                 Level 3  Unobservable inputs that are
                          supported by little or no market
                          activity and are significant to the
                          determination of estimated fair value
                          of the assets or liabilities.
                          Unobservable inputs reflect the
                          reporting entity's own assumptions
                          about the assumptions that market
                          participants would use in pricing the
                          asset or liability.

  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below.

                                                                            December 31, 2015
                                                              ---------------------------------------------
                                                                  Fair Value Hierarchy
                                                              -----------------------------
                                                                                            Total Estimated
                                                               Level 1   Level 2   Level 3    Fair Value
                                                              --------- ---------- -------- ---------------
                                                                              (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $      -- $   15,295 $  1,451   $   16,746
  U.S. Treasury and agency...................................     7,998      5,808       --       13,806
  RMBS.......................................................        --      7,138    1,340        8,478
  Foreign corporate..........................................        --      4,263      691        4,954
  State and political subdivision............................        --      2,692       13        2,705
  ABS........................................................        --      2,357      317        2,674
  CMBS.......................................................        --      2,120      181        2,301
  Foreign government.........................................        --        719       26          745
                                                              --------- ---------- -------- ---------------
   Total fixed maturity securities...........................     7,998     40,392    4,019       52,409
                                                              --------- ---------- -------- ---------------
Equity securities............................................        44        268       97          409
Short-term investments (1)...................................        59      1,623       47        1,729
Commercial mortgage loans held by CSEs -- FVO................        --        172       --          172
Derivative assets: (2)
  Interest rate..............................................         2      2,445        8        2,455
  Foreign currency exchange rate.............................        --        205       --          205
  Credit.....................................................        --         12        1           13
  Equity market..............................................        37        968      215        1,220
                                                              --------- ---------- -------- ---------------
   Total derivative assets...................................        39      3,630      224        3,893
                                                              --------- ---------- --------   ----------
Net embedded derivatives within asset host contracts (3).....        --         --      277          277
Separate account assets (4)..................................       624    100,965      146      101,735
                                                              --------- ---------- --------   ----------
      Total assets........................................... $   8,764 $  147,050 $  4,810   $  160,624
                                                              ========= ========== ========   ==========
Liabilities
Derivative liabilities: (2)
  Interest rate.............................................. $      -- $      668 $     --   $      668
  Foreign currency exchange rate.............................        --          4       --            4
  Credit.....................................................        --          1       --            1
  Equity market..............................................        --        653      456        1,109
                                                              --------- ---------- -------- ---------------
   Total derivative liabilities..............................        --      1,326      456        1,782
                                                              --------- ---------- --------   ----------
Net embedded derivatives within liability host contracts (3).        --         --    1,324        1,324
Long-term debt of CSEs -- FVO................................        --         48       --           48
                                                              --------- ---------- --------   ----------
      Total liabilities...................................... $      -- $    1,374 $  1,780   $    3,154
                                                              ========= ========== ========   ==========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


                                                                           December 31, 2014
                                                              --------------------------------------------
                                                                  Fair Value Hierarchy
                                                              ----------------------------
                                                                                                    Total Estimated
                                                              Level 1      Level 2      Level 3       Fair Value
                                                              --------    ----------    --------    ---------------
                                                                             (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $     --    $   15,447    $  1,355      $   16,802
  U.S. Treasury and agency...................................   10,226         5,600          --          15,826
  RMBS.......................................................       --         5,365         716           6,081
  Foreign corporate..........................................       --         4,704         710           5,414
  State and political subdivision............................       --         2,592          --           2,592
  ABS........................................................       --         1,381         181           1,562
  CMBS.......................................................       --         1,531         148           1,679
  Foreign government.........................................       --           741          --             741
                                                              --------    ----------    --------    ---------------
    Total fixed maturity securities..........................   10,226        37,361       3,110          50,697
                                                              --------    ----------    --------    ---------------
Equity securities............................................      105           254         100             459
Short-term investments (1)...................................      253           812          71           1,136
Commercial mortgage loans held by CSEs -- FVO................       --           280          --             280
Derivative assets: (2)
  Interest rate..............................................        1         2,363          45           2,409
  Foreign currency exchange rate.............................       --           118          --             118
  Credit.....................................................       --            28           1              29
  Equity market..............................................       34           770         216           1,020
                                                              --------    ----------    --------    ---------------
    Total derivative assets..................................       35         3,279         262           3,576
                                                              --------    ----------    --------      ----------
Net embedded derivatives within asset host contracts (3).....       --            --         270             270
Separate account assets (4)..................................      249       108,454         158         108,861
                                                              --------    ----------    --------      ----------
       Total assets.......................................... $ 10,868    $  150,440    $  3,971      $  165,279
                                                              ========    ==========    ========      ==========
Liabilities
Derivative liabilities: (2)
  Interest rate.............................................. $     --    $      688    $     --      $      688
  Foreign currency exchange rate.............................       --            13          --              13
  Credit.....................................................       --             2          --               2
  Equity market..............................................       --           657         458           1,115
                                                              --------    ----------    --------      ----------
    Total derivative liabilities.............................       --         1,360         458           1,818
                                                              --------    ----------    --------      ----------
Net embedded derivatives within liability host contracts (3).       --            --         617             617
Long-term debt of CSEs -- FVO................................       --           139          --             139
                                                              --------    ----------    --------      ----------
       Total liabilities..................................... $     --    $    1,499    $  1,075      $    2,574
                                                              ========    ==========    ========      ==========

--------

(1)Short-term investments as presented in the tables above differ from the amounts presented on the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(2)Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(3)Net embedded derivatives within asset host contracts are presented primarily within premiums, reinsurance and other receivables on the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities on the consolidated balance sheets. At December 31, 2015 and 2014, debt and equity securities also included embedded derivatives of ($63) million and ($48) million, respectively.

(4)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third-party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of MetLife Insurance Company USA's Board of Directors regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)

  independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 5% of the total estimated fair value of Level 3 fixed maturity securities at December 31, 2015.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  Securities, Short-term Investments and Long-term Debt of CSEs -- FVO

    When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

    The estimated fair value of long-term debt of CSEs -- FVO is determined on a basis consistent with the methodologies described herein for securities.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    The valuation of most instruments listed below is determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

    Instrument                                    Level 2                                                 Level 3
                                              Observable Inputs                                     Unobservable Inputs
----------------------------------------------------------------------------------------------------------------------------------
Fixed Maturity Securities
----------------------------------------------------------------------------------------------------------------------------------
 U.S. corporate and Foreign corporate securities
----------------------------------------------------------------------------------------------------------------------------------
                     Valuation Techniques: Principally the market and income              Valuation Techniques: Principally the
                      approaches.                                                          market approach.
                     Key Inputs:                                                          Key Inputs:
                     . quoted prices in markets that are not active                       . illiquidity premium
                     . benchmark yields; spreads off benchmark yields; new                . delta spread adjustments to reflect
                       issuances; issuer rating                                             specific credit- related issues
                     . trades of identical or comparable securities; duration             . credit spreads
                                                                                          . quoted prices in markets that are not
                                                                                            active for identical or similar
                                                                                            securities that are less liquid and
                                                                                            based on lower levels of trading
                     . Privately-placed securities are valued using the additional          activity than securities classified
                       key inputs:                                                          in Level 2
                                                                                          . independent non-binding broker
                      . market yield curve; call provisions                                 quotations
                      . observable prices and spreads for similar public or private securities that incorporate the credit quality and
                        industry sector of the issuer
                      . delta spread adjustments to reflect specific credit-related issues
----------------------------------------------------------------------------------------------------------------------------------
 U.S. Treasury and agency,
  State and political subdivision
  and Foreign government securities
----------------------------------------------------------------------------------------------------------------------------------
                                                                                          Valuation Techniques: Principally the
                     Valuation Techniques: Principally the market approach.               market approach.
                     Key Inputs:                                                          Key Inputs:
                                                                                          . independent non-binding broker
                     . quoted prices in markets that are not active                         quotations
                     . benchmark U.S. Treasury yield or other yields                      . quoted prices in markets that are not
                                                                                            active for identical or similar
                                                                                            securities that are less liquid and
                     . the spread off the U.S. Treasury yield curve for the identical       based on lower levels of trading
                       security                                                             activity than securities classified
                     . issuer ratings and issuer spreads; broker-dealer quotes              in Level 2
                     . comparable securities that are actively traded                     . credit spreads
----------------------------------------------------------------------------------------------------------------------------------
 Structured securities comprised
 of RMBS, ABS and CMBS
----------------------------------------------------------------------------------------------------------------------------------
                     Valuation Techniques: Principally the market and income              Valuation Techniques: Principally the
                      approaches.                                                          market and income approaches.
                     Key Inputs:                                                          Key Inputs:
                     . quoted prices in markets that are not active                       . credit spreads
                     . spreads for actively traded securities; spreads off benchmark      . quoted prices in markets that are not
                       yields                                                               active for identical or similar
                                                                                            securities that are less liquid and
                                                                                            based on lower levels of trading
                     . expected prepayment speeds and volumes                               activity than securities classified
                     . current and forecasted loss severity; ratings; geographic region     in Level 2
                     . weighted average coupon and weighted average maturity              . independent non-binding broker
                     . average delinquency rates; debt-service coverage ratios              quotations
                     . issuance-specific information, including, but not limited to:
                      . collateral type; structure of the security; vintage of the loans
                      . payment terms of the underlying assets
                      . payment priority within the tranche; deal performance

    Instrument                       Level 3
                               Unobservable Inputs
-------------------------------------------------------------
Fixed Maturity Securities
----------------------------------------------------------------------------------------------------------------------------------
 U.S. corporate and Foreign corporate securities
----------------------------------------------------------------------------------------------------------------------------------
                     Valuation Techniques: Principally the
                      market approach.
                     Key Inputs:
                     . illiquidity premium
                     . delta spread adjustments to reflect
                       specific credit- related issues
                     . credit spreads
                     . quoted prices in markets that are not
                       active for identical or similar
                       securities that are less liquid and
                       based on lower levels of trading
                       activity than securities classified
                       in Level 2
                     . independent non-binding broker
                       quotations





----------------------------------------------------------------------------------------------------------------------------------
 U.S. Treasury and agency,
  State and political subdivision
  and Foreign government securities
----------------------------------------------------------------------------------------------------------------------------------
                     Valuation Techniques: Principally the
                     market approach.
                     Key Inputs:
                     . independent non-binding broker
                       quotations
                     . quoted prices in markets that are not
                       active for identical or similar
                       securities that are less liquid and
                       based on lower levels of trading
                       activity than securities classified
                       in Level 2
                     . credit spreads
----------------------------------------------------------------------------------------------------------------------------------
 Structured securities comprised
 of RMBS, ABS and CMBS
----------------------------------------------------------------------------------------------------------------------------------
                     Valuation Techniques: Principally the
                      market and income approaches.
                     Key Inputs:
                     . credit spreads
                     . quoted prices in markets that are not
                       active for identical or similar
                       securities that are less liquid and
                       based on lower levels of trading
                       activity than securities classified
                       in Level 2
                     . independent non-binding broker
                       quotations





                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    Instrument                                Level 2                                                  Level 3
                                          Observable Inputs                                      Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Equity Securities
------------------------------------------------------------------------------------------------------------------------------------
                     Valuation Techniques: Principally the market                 Valuation Techniques: Principally the market and
                      approach.                                                    income approaches.
                     Key Input:                                                   Key Inputs:
                     . quoted prices in markets that are not considered active    . credit ratings; issuance structures
                                                                                  . quoted prices in markets that are not active
                                                                                    for identical or similar securities that are
                                                                                    less liquid and based on lower levels of
                                                                                    trading activity than securities classified in
                                                                                    Level 2
                                                                                  . independent non-binding broker quotations
------------------------------------------------------------------------------------------------------------------------------------
Short-term investments
------------------------------------------------------------------------------------------------------------------------------------
                     . Short-term investments are of a similar nature and class   . Short-term investments are of a similar nature
                       to the fixed maturity and equity securities described        and class to the fixed maturity and equity
                       above; accordingly, the valuation techniques and             securities described above; accordingly, the
                       observable inputs used in their valuation are also           valuation techniques and unobservable inputs
                       similar to those described above.                            used in their valuation are also similar to
                                                                                    those described above.
------------------------------------------------------------------------------------------------------------------------------------
Commercial mortgage loans held by CSEs -- FVO
------------------------------------------------------------------------------------------------------------------------------------
                     Valuation Techniques: Principally the market approach.       . N/A
                     Key Input:
                     . quoted securitization market price determined principally by independent pricing services using observable
                       inputs
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Assets (1)
------------------------------------------------------------------------------------------------------------------------------------
 Mutual funds without readily determinable fair values as prices are not published publicly
------------------------------------------------------------------------------------------------------------------------------------
                     Key Input:                                                   . N/A
                     . quoted prices or reported NAV provided by the fund
                       managers
------------------------------------------------------------------------------------------------------------------------------------
 Other limited partnership interests
------------------------------------------------------------------------------------------------------------------------------------
                     N/A                                                          Valuation Techniques: Valued giving consideration
                                                                                   to the underlying holdings of the partnerships
                                                                                   and by applying a premium or discount, if
                                                                                   appropriate.
                                                                                  Key Inputs:
                                                                                  . liquidity; bid/ask spreads; performance record
                                                                                    of the fund manager
                                                                                  . other relevant variables that may impact the
                                                                                    exit value of the particular partnership
                                                                                    interest

--------

(1)Estimated fair value equals carrying value, based on the value of the underlying assets, including: mutual fund interests, fixed maturity securities, equity securities, derivatives, other limited partnership interests, short-term investments and cash and cash equivalents. Fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents are similar in nature to the instruments described under "-- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO" and "-- Derivatives -- Freestanding Derivatives Valuation Techniques and Key Inputs."

 Derivatives

  The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates,

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)

foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

  The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

  Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

  The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Freestanding Derivatives Valuation Techniques and Key Inputs

  Level 2

    This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3.

  Level 3

    These valuation methodologies generally use the same inputs as described in the corresponding sections for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


  Freestanding derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. Key inputs are as follows:

                                                               Foreign Currency Exchange
             Instrument                    Interest Rate                 Rate                     Credit
------------------------------------------------------------------------------------------------------------------
Inputs common to Level 2 and Level 3   . swap yield curve       . swap yield curve        . swap yield curve
 by instrument type                    . basis curves           . basis curves            . credit curves
                                       . interest rate          . currency spot rates     . recovery rates
                                          volatility (1)        . cross currency basis
                                                                   curves
------------------------------------------------------------------------------------------------------------------
Level 3                                . swap yield curve (2)   N/A                       . swap yield curve (2)
                                       . basis curves (2)                                 . credit curves (2)
                                                                                          . credit spreads
                                                                                          . repurchase rates
                                                                                          . independent non-
                                                                                             binding broker
                                                                                             quotations

             Instrument                       Equity Market
--------------------------------------------------------------------
Inputs common to Level 2 and Level 3   . swap yield curve
 by instrument type                    . spot equity index
                                          levels
                                       . dividend yield curves
                                       . equity volatility (1)
--------------------------------------------------------------------
Level 3                                . dividend yield curves (2)
                                       . equity volatility (1), (2)
                                       . correlation between
                                          model inputs (1)



--------

(1)Option-based only.

(2)Extrapolation beyond the observable limits of the curve(s).

 Embedded Derivatives

   Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees, equity or bond indexed crediting rates within certain annuity contracts, and those related to funds withheld on ceded reinsurance agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

   The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

   The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

   Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


   The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife, Inc.

   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

   The Company assumed from an affiliated insurance company the risk associated with certain GMIBs. These embedded derivatives are included in other policy-related balances on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these assumed risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

   The Company ceded to an affiliated reinsurance company the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

   The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


   The Company issues certain annuity contracts which allow the policyholder to participate in returns from equity indices. These equity indexed features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

   The estimated fair value of the embedded equity indexed derivatives, based on the present value of future equity returns to the policyholder using actuarial and present value assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business and uses standard capital market techniques, such as Black-Scholes, to calculate the value of the portion of the embedded derivative for which the terms are set. The portion of the embedded derivative covering the period beyond where terms are set is calculated as the present value of amounts expected to be spent to provide equity indexed returns in those periods. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

  Embedded Derivatives Within Asset and Liability Host Contracts

  Level 3 Valuation Techniques and Key Inputs:

   Direct and assumed guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

   Reinsurance ceded on certain guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct and assumed guaranteed minimum benefits" and also include counterparty credit spreads.

 Transfers between Levels

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

    For assets and liabilities measured at estimated fair value and still held at December 31, 2015 and 2014, transfers between Levels 1 and 2 were not significant.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


  Transfers into or out of Level 3:

    Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

  Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

  The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:


                                                                                            December 31, 2015
                                                                                       ----------------------------
                                        Valuation                 Significant                             Weighted
                                        Techniques            Unobservable Inputs           Range        Average (1)
                               ----------------------------- -----------------------   ----------------  -----------
Fixed maturity securities (3)
 U.S. corporate and foreign                                   Delta spread                (65) --    240      49
  corporate...................  Matrix pricing                   adjustments (4)
                                Market pricing                Quoted prices (5)            13  --    780     314
                                Consensus pricing             Offered quotes (5)           68  --     95      80
                               --------------------------------------------------------------------------------------
 RMBS.........................  Market pricing                Quoted prices (5)            29  --    292      93
                               --------------------------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)            97  --    103     100
                                Consensus pricing             Offered quotes (5)           66  --    105      99
                               --------------------------------------------------------------------------------------
Derivatives
 Interest rate................  Present value                 Swap yield (7)              317  --    317
                                   techniques
                               --------------------------------------------------------------------------------------
 Credit.......................  Present value                 Credit spreads (8)           --  --     --
                                   techniques
                                Consensus pricing             Offered quotes (9)
                               --------------------------------------------------------------------------------------
 Equity market................  Present value                 Volatility (10)             17%  --    36%
                                   techniques or option
                                   pricing models
                                                              Correlation (12)            70%  --    70%
                               --------------------------------------------------------------------------------------
Embedded derivatives
 Direct, assumed and ceded      Option pricing techniques     Mortality rates:
  guaranteed minimum
  benefits....................
                                                                 Ages 0 - 40               0%  --  0.09%
                                                                 Ages 41 - 60           0.04%  --  0.65%
                                                                 Ages 61 - 115          0.26%  --   100%
                                                              Lapse rates:
                                                                 Durations 1 - 10       0.25%  --   100%
                                                                 Durations 11 - 20         3%  --   100%
                                                                 Durations 21 - 116        3%  --   100%
                                                              Utilization rates            0%  --    25%
                                                              Withdrawal rates          0.25%  --    10%
                                                              Long-term equity         17.40%  --    25%
                                                                 volatilities
                                                              Nonperformance
                                                                 risk spread            0.04%  --  0.52%

                                                                                            December 31, 2014
                                                                                       ----------------------------
                                        Valuation                 Significant                             Weighted
                                        Techniques            Unobservable Inputs           Range        Average (1)
                               ----------------------------- -----------------------   ----------------  -----------
Fixed maturity securities (3)
 U.S. corporate and foreign                                   Delta spread                (35) --    240      51
  corporate...................  Matrix pricing                   adjustments (4)
                                Market pricing                Quoted prices (5)            --  --    750     418
                                Consensus pricing             Offered quotes (5)           78  --    103      86
                               --------------------------------------------------------------------------------------
 RMBS.........................  Market pricing                Quoted prices (5)             1  --    117     107
                               --------------------------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)            97  --    108     101
                                Consensus pricing             Offered quotes (5)           62  --    106      99
                               --------------------------------------------------------------------------------------
Derivatives
 Interest rate................  Present value                 Swap yield (7)              278  --    297
                                   techniques
                               --------------------------------------------------------------------------------------
 Credit.......................  Present value                 Credit spreads (8)           99  --     99
                                   techniques
                                Consensus pricing             Offered quotes (9)
                               --------------------------------------------------------------------------------------
 Equity market................  Present value                 Volatility (10)             15%  --    27%
                                   techniques or option
                                   pricing models
                                                              Correlation (12)            70%  --    70%
                               --------------------------------------------------------------------------------------
Embedded derivatives
 Direct, assumed and ceded      Option pricing techniques     Mortality rates:
  guaranteed minimum
  benefits....................
                                                                 Ages 0 - 40               0%  --  0.10%
                                                                 Ages 41 - 60           0.04%  --  0.65%
                                                                 Ages 61 - 115          0.26%  --   100%
                                                              Lapse rates:
                                                                 Durations 1 - 10       0.50%  --   100%
                                                                 Durations 11 - 20         3%  --   100%
                                                                 Durations 21 - 116        3%  --   100%
                                                              Utilization rates           20%  --    50%
                                                              Withdrawal rates          0.07%  --    10%
                                                              Long-term equity         17.40%  --    25%
                                                                 volatilities
                                                              Nonperformance
                                                                 risk spread            0.03%  --  1.39%

                                                                                         Impact of
                                                                                        Increase in
                                                                                         Input on
                                        Valuation                 Significant            Estimated
                                        Techniques            Unobservable Inputs      Fair Value (2)
                               ----------------------------- -----------------------   --------------
Fixed maturity securities (3)
 U.S. corporate and foreign                                   Delta spread               Decrease
  corporate...................  Matrix pricing                   adjustments (4)
                                Market pricing                Quoted prices (5)          Increase
                                Consensus pricing             Offered quotes (5)         Increase
                               -----------------------------------------------------------------------
 RMBS.........................  Market pricing                Quoted prices (5)        Increase (6)
                               -----------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)        Increase (6)
                                Consensus pricing             Offered quotes (5)       Increase (6)
                               -----------------------------------------------------------------------
Derivatives
 Interest rate................  Present value                 Swap yield (7)           Increase (11)
                                   techniques
                               -----------------------------------------------------------------------
 Credit.......................  Present value                 Credit spreads (8)       Decrease (8)
                                   techniques
                                Consensus pricing             Offered quotes (9)
                               -----------------------------------------------------------------------
 Equity market................  Present value                 Volatility (10)          Increase (11)
                                   techniques or option
                                   pricing models
                                                              Correlation (12)
                               -----------------------------------------------------------------------
Embedded derivatives
 Direct, assumed and ceded      Option pricing techniques     Mortality rates:
  guaranteed minimum
  benefits....................
                                                                 Ages 0 - 40           Decrease (13)
                                                                 Ages 41 - 60          Decrease (13)
                                                                 Ages 61 - 115         Decrease (13)
                                                              Lapse rates:
                                                                 Durations 1 - 10      Decrease (14)
                                                                 Durations 11 - 20     Decrease (14)
                                                                 Durations 21 - 116    Decrease (14)
                                                              Utilization rates        Increase (15)
                                                              Withdrawal rates                 (16)
                                                              Long-term equity         Increase (17)
                                                                 volatilities
                                                              Nonperformance
                                                                 risk spread           Decrease (18)

--------

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


(1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2)The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes to direct guaranteed minimum benefits are based on liability positions and changes to ceded guaranteed minimum benefits are based on asset positions.

(3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)Range and weighted average are presented in basis points.

(5)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curve is utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(8)Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(9)At both December 31, 2015 and 2014, independent non-binding broker quotations were used in the determination of less than 1% of the total net derivative estimated fair value.

(10)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(11)Changes are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(12)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(13)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)

   applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(16)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(17)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(18)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain ceded and assumed reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                            Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                     ----------------------------------------------------------------------------------------------------------
                                  Fixed Maturity Securities
                     ---------------------------------------------------
                                                   State and                                                          Net
                                                   Political   Foreign     Equity   Short-term        Net          Embedded
                     Corporate (1) Structured (2) Subdivision Government Securities Investments Derivatives (3) Derivatives (4)
                     ------------- -------------- ----------- ---------- ---------- ----------- --------------- ---------------
                                                                         (In millions)
Balance, January 1,
 2014...............        $2,049         $1,005         $--       $ --      $ 131       $  --          $(292)        $    288
Total
 realized/unrealized
 gains (losses)
 included in net
 income (loss)
 (6) (7)............             3             10          --         --        (2)          --             (4)           (957)
Total
 realized/unrealized
 gains (losses)
 included in AOCI...            74             12          --         --          7          --              57             107
Purchases (8).......           178            501          --         --         --          71               4              --
Sales (8)...........         (194)          (277)          --         --       (24)          --              --              --
Issuances (8).......            --             --          --         --         --          --              --              --
Settlements (8).....            --             --          --         --         --          --              39             215
Transfers into
 Level 3 (9)........           163             25          --         --          6          --              --              --
Transfers out of
 Level 3 (9)........         (208)          (231)          --         --       (18)          --              --              --
                     ------------- -------------- ----------- ---------- ---------- ----------- --------------- ---------------
Balance,
 December 31, 2014..        $2,065         $1,045         $--       $ --      $ 100       $  71          $(196)        $  (347)
Total
 realized/unrealized
 gains (losses)
 included in net
 income (loss)
 (6) (7)............            16             21          --         --         11          --            (74)           (228)
Total
 realized/unrealized
 gains (losses)
 included in AOCI...         (113)           (11)          --        (3)       (10)          --               2              --
Purchases (8).......           285          1,255          13         29         --          47              22              --
Sales (8)...........         (118)          (360)          --         --       (16)          --              --              --
Issuances (8).......            --             --          --         --         --          --              --              --
Settlements (8).....            --             --          --         --         --          --              14           (472)
Transfers into
 Level 3 (9)........           202             22          --         --         19          --              --              --
Transfers out of
 Level 3 (9)........         (195)          (134)          --         --        (7)        (71)              --              --
                     ------------- -------------- ----------- ---------- ---------- ----------- --------------- ---------------
Balance,
 December 31, 2015..        $2,142         $1,838         $13       $ 26      $  97       $  47          $(232)        $(1,047)
                     ============= ============== =========== ========== ========== =========== =============== ===============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31,
 2013 (10)..........        $    5         $    1         $--       $ --      $ (5)       $  --          $(443)        $  6,270
                     ============= ============== =========== ========== ========== =========== =============== ===============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2014
 (10)...............        $    3         $    6         $--       $ --      $ (1)       $  --          $  (7)        $  (982)
                     ============= ============== =========== ========== ========== =========== =============== ===============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2015
 (10)...............        $   11         $   21         $--       $ --      $  --       $  --          $ (64)        $  (241)
                     ============= ============== =========== ========== ========== =========== =============== ===============
Gains (Losses) Data
 for the year ended
 December 31, 2013

Total
 realized/unrealized
 gains (losses)
 included in net
 income (loss)
 (6) (7)............        $    1         $    4         $--       $ --      $   8       $  --          $(466)        $  6,309
Total
 realized/unrealized
 gains (losses)
 included in AOCI...        $ (43)         $    9         $--       $ --      $  21       $  --          $ (58)        $    292

                     -----------


                      Separate
                      Account
                     Assets (5)
                     ----------

Balance, January 1,
 2014...............       $153
Total
 realized/unrealized
 gains (losses)
 included in net
 income (loss)
 (6) (7)............        (1)
Total
 realized/unrealized
 gains (losses)
 included in AOCI...         --
Purchases (8).......         12
Sales (8)...........        (9)
Issuances (8).......         --
Settlements (8).....         --
Transfers into
 Level 3 (9)........          3
Transfers out of
 Level 3 (9)........         --
                     ----------
Balance,
 December 31, 2014..       $158
Total
 realized/unrealized
 gains (losses)
 included in net
 income (loss)
 (6) (7)............        (6)
Total
 realized/unrealized
 gains (losses)
 included in AOCI...         --
Purchases (8).......          3
Sales (8)...........        (5)
Issuances (8).......         --
Settlements (8).....         --
Transfers into
 Level 3 (9)........         --
Transfers out of
 Level 3 (9)........        (4)
                     ----------
Balance,
 December 31, 2015..       $146
                     ==========
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31,
 2013 (10)..........       $ --
                     ==========
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2014
 (10)...............       $ --
                     ==========
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2015
 (10)...............       $ --
                     ==========
Gains (Losses) Data
 for the year ended
 December 31, 2013

Total
 realized/unrealized
 gains (losses)
 included in net
 income (loss)
 (6) (7)............       $  6
Total
 realized/unrealized
 gains (losses)
 included in AOCI...       $ --

--------
(1)Comprised of U.S. and foreign corporate securities.

(2)Comprised of RMBS, ABS and CMBS.

(3)Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(4)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(5)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income. For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(6)Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income for net derivatives and net embedded derivatives are reported in net derivatives gains (losses).

(7)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(8)Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(9)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(10)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

 Fair Value Option

   The following table presents information for certain assets and liabilities of CSEs, which are accounted for under the FVO. These assets and liabilities were initially measured at fair value.

                                                                            December 31,
                                                                           --------------
                                                                             2015    2014
                                                                           ------- ------
                                                                           (In millions)
Assets (1)
Unpaid principal balance.................................................. $   121 $  223
Difference between estimated fair value and unpaid principal balance......      51 $   57
                                                                           ------- ------
 Carrying value at estimated fair value................................... $   172 $  280
                                                                           ======= ======
Liabilities (1)
Contractual principal balance............................................. $    46 $  133
Difference between estimated fair value and contractual principal balance.       2 $    6
                                                                           ------- ------
 Carrying value at estimated fair value................................... $    48 $  139
                                                                           ======= ======

--------

(1)These assets and liabilities are comprised of commercial mortgage loans and long-term debt. Changes in estimated fair value on these assets and liabilities and gains or losses on sales of these assets are recognized in net investment gains (losses). Interest income on commercial mortgage loans held by CSEs -- FVO is recognized in net investment income. Interest expense from long-term debt of CSEs -- FVO is recognized in other expenses.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


Nonrecurring Fair Value Measurements

  The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

                                            At December 31,                  Years Ended December 31,
                                            -------------------------------- ----------------------
                                            2015       2014       2013       2015     2014    2013
                                            ----       ----       ----       ----     ----    ----
                                            Carrying Value After Measurement  Gains (Losses)
                                            -------------------------------- ----------------------
                                                     (In millions)
   Mortgage loans (1)......................  $ 3        $ 3        $19        $--     $ --    $ (3)
   Other limited partnership interests (2).  $ 2        $38        $ 5        $(1)    $ (6)   $ (6)
   Goodwill (3)............................  $--        $--        $--        $--     $(33)   $(66)

--------

(1)Estimated fair values for impaired mortgage loans are based on independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral or the present value of the expected future cash flows.

(2)For these cost method investments, estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2015 and 2014 were not significant.

(3)In 2014, the Company recorded an impairment of goodwill associated with the Retail Annuities reporting unit. In addition, the Company recorded impairments of goodwill associated with the Retail Life & Other and Retail Annuities reporting units in 2013. See Note 11 for additional information on the impairments. These impairments have been categorized as Level 3 due to the significant unobservable inputs used in the determination of the estimated fair value.

Fair Value of Financial Instruments Carried at Other Than Fair Value

  The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


  The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                              December 31, 2015
                                             ---------------------------------------------------
                                                              Fair Value Hierarchy
                                                            -------------------------
                                                                                        Total
                                                                                      Estimated
                                             Carrying Value Level 1 Level 2  Level 3  Fair Value
                                             -------------- ------- ------- --------- ----------
                                                                (In millions)
Assets
Mortgage loans..............................      $   7,090     $--  $   -- $   7,386  $   7,386
Policy loans................................      $   1,266     $--  $  917 $     430  $   1,347
Real estate joint ventures..................      $      23     $--  $   -- $      65  $      65
Other limited partnership interests.........      $      52     $--  $   -- $      57  $      57
Premiums, reinsurance and other receivables.      $   6,074     $--  $   80 $   7,163  $   7,243
Liabilities
Policyholder account balances...............      $  18,968     $--  $   -- $  20,339  $  20,339
Long-term debt..............................      $     788     $--  $1,070 $      --  $   1,070
Other liabilities...........................      $     217     $--  $   43 $     174  $     217
Separate account liabilities................      $   1,275     $--  $1,275 $      --  $   1,275

                                                              December 31, 2014
                                             ---------------------------------------------------
                                                              Fair Value Hierarchy
                                                            -------------------------
                                                                                        Total
                                                                                      Estimated
                                             Carrying Value Level 1 Level 2  Level 3  Fair Value
                                             -------------- ------- ------- --------- ----------
                                                                (In millions)
Assets
Mortgage loans..............................      $   5,559     $--  $   -- $   6,020  $   6,020
Policy loans................................      $   1,194     $--  $  834 $     454  $   1,288
Real estate joint ventures..................      $      37     $--  $   -- $      83  $      83
Other limited partnership interests.........      $      63     $--  $   -- $      81  $      81
Premiums, reinsurance and other receivables.      $   6,231     $--  $   51 $   7,156  $   7,207
Liabilities
Policyholder account balances...............      $  20,554     $--  $   -- $  22,079  $  22,079
Long-term debt..............................      $     789     $--  $1,120 $      --  $   1,120
Other liabilities...........................      $     245     $--  $   76 $     169  $     245
Separate account liabilities................      $   1,432     $--  $1,432 $      --  $   1,432

  The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

 Mortgage Loans

   The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

 Policy Loans

   Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)

 estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk, as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

   The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Premiums, Reinsurance and Other Receivables

   Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

   Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

   The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 Policyholder Account Balances

   These policyholder account balances include investment contracts which primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Long-term Debt

   The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 Other Liabilities

   Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled and funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

 Separate Account Liabilities

   Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

   Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

   Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

11.  Goodwill

  Goodwill is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The goodwill impairment process requires a comparison of the estimated fair value of a reporting unit to its carrying value. The Company tests goodwill for impairment by either performing a qualitative assessment or a two-step quantitative test. The qualitative assessment is an assessment of historical information and relevant events and circumstances to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. The Company may elect not to perform the qualitative assessment for some or all of its reporting units and perform a two-step quantitative impairment test. In performing the two-step quantitative impairment test, the Company may use a market multiple valuation approach and a discounted cash flow valuation approach. For reporting units which are particularly sensitive to market assumptions, the Company may use additional valuation methodologies to estimate the reporting units' fair values.

  The market multiple valuation approach utilizes market multiples of companies with similar businesses and the projected operating earnings of the reporting unit. The discounted cash flow valuation approach requires judgments about revenues, operating earnings projections, capital market assumptions and discount rates. The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting units include projected operating earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, control premium, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for the respective reporting unit.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

11.  Goodwill (continued)


  The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

  For the 2015 annual goodwill impairment test, the Company utilized the qualitative assessment for its Corporate Benefit Funding reporting unit and determined it was not more likely than not that the fair value of the reporting unit tested was less than its carrying amount, and, therefore no further testing was needed for this reporting unit.

  Information regarding goodwill by segment, as well as Corporate & Other, was as follows:

                                            Corporate
                                             Benefit   Corporate
                                     Retail  Funding  & Other (1) Total
                                     ------ --------- ----------- ------
                                                (In millions)
       Balance at January 1, 2013
       Goodwill..................... $  274    $  307      $  405 $  986
       Accumulated impairment.......  (218)        --       (176)  (394)
                                     ------ --------- ----------- ------
        Total goodwill, net......... $   56    $  307      $  229 $  592

       Impairments (2)..............   (23)        --        (43)   (66)

       Balance at December 31, 2013
       Goodwill..................... $  274    $  307      $  405 $  986
       Accumulated impairment.......  (241)        --       (219)  (460)
                                     ------ --------- ----------- ------
        Total goodwill, net......... $   33    $  307      $  186 $  526
       Dispositions (3).............     --     (112)          --  (112)
       Impairments                     (33)        --          --   (33)
       Balance at December 31, 2014
       Goodwill..................... $  274    $  195      $  405 $  874
       Accumulated impairment.......  (274)        --       (219)  (493)
                                     ------ --------- ----------- ------
        Total goodwill, net......... $   --    $  195      $  186 $  381
       Balance at December 31, 2015
       Goodwill..................... $  274    $  195      $  405 $  874
       Accumulated impairment.......  (274)        --       (219)  (493)
                                     ------ --------- ----------- ------
        Total goodwill, net......... $   --    $  195      $  186 $  381
                                     ====== ========= =========== ======


--------

(1)For purposes of goodwill impairment testing in 2015, the $186 million of net goodwill in Corporate & Other at December 31, 2014 did not change. This balance resulted from goodwill acquired as part of the 2005 Travelers acquisition and was allocated to the Corporate Benefit Funding segment.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

11.  Goodwill (continued)


(2)In connection with its annual goodwill impairment testing, the Company determined that all of the recorded goodwill associated with the Retail
   Life & Other reporting unit was not recoverable and recorded a non-cash charge of $66 million ($57 million, net of income tax) for the impairment of the entire goodwill balance on the consolidated statements of operations for the year ended December 31, 2013.

(3)In connection with the sale of MAL, goodwill in the Corporate Benefit Funding reporting unit was reduced by $112 million during the year ended December 31, 2014. See Note 4. This goodwill was allocated to MAL based on the relative fair values of MAL and the remaining portion of the Corporate Benefit Funding reporting unit.

12. Debt

  Long-term debt outstanding was as follows:

                                                            December 31,
                                        Interest          -----------------
                                          Rate   Maturity   2015     2014
                                        -------- -------- -------- --------
                                                            (In millions)
    Surplus note -- affiliated (1).....   8.60%    2038   $    750 $    750
    Long-term debt -- unaffiliated (2).   7.03%    2030         38       39
                                                          -------- --------
     Total long-term debt (3)..........                   $    788 $    789
                                                          ======== ========

--------

(1)Payments of interest and principal on the affiliated surplus note, which is subordinate to all other obligations and may be made only with the prior approval of the Delaware Commissioner of Insurance (the "Delaware Commissioner").

(2)Principal and interest is paid quarterly.

(3)Excludes $48 million and $139 million of long-term debt relating to CSEs at December 31, 2015 and 2014, respectively. See Note 8.

  In December 2014, MetLife USA repaid in cash at maturity its $75 million 6.80% affiliated note.

  The aggregate maturities of long-term debt at December 31, 2015 are $1 million in 2016, $1 million in 2017, $2 million in each of 2018, 2019 and 2020 and $780 million thereafter.

  Interest expense related to the Company's indebtedness is included in other expenses and was $68 million for year ended December 31, 2015 and was $73 million for each of the years ended December 31, 2014 and 2013.

Letters of Credit

  The Company had access to credit facilities from various banks, either directly with the bank or indirectly through letters of credit available to MetLife, Inc. for the benefit of the Company and certain other affiliates of MetLife, Inc. These facilities were used for collateral for certain of the Company's affiliated reinsurance liabilities. Total fees associated with letters of credit was $5 million, $13 million and $27 million for the years

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

12. Debt (continued)

ended December 31, 2015, 2014 and 2013, respectively, and was included in other expenses. At December 31, 2015, the Company had $0 in letters of credit outstanding. Remaining availability was $3.5 billion at December 31, 2015.

13. Equity

  See Note 3 for a discussion on the Mergers.

Common Stock

  In August 2014, MetLife Insurance Company of Connecticut redeemed for $1.4 billion and retired 4,595,317 shares of its common stock owned by MetLife Investors Group LLC.

Capital Contributions

  In August 2014, MetLife Insurance Company of Connecticut received a capital contribution of $231 million in cash from MetLife, Inc.

  See Note 18 for information on a subsequent capital contribution.

Statutory Equity and Income

  The state of domicile of MetLife Insurance Company USA imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratio for MetLife Insurance Company USA was in excess of 350% for all periods presented.

  MetLife Insurance Company USA prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the state insurance department may impact the effect of Statutory Codification on the statutory capital and surplus of MetLife Insurance Company USA.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by MetLife Insurance Company USA are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


  The Delaware Department of Insurance approved two statutory accounting permitted practices for MetLife Insurance Company USA. For December 31, 2013, MetLife Insurance Company USA applied a U.S. GAAP reserving methodology for certain foreign blocks of business held by Exeter prior to the mergers into MetLife Insurance Company USA of certain of its affiliates, including Exeter, and a subsidiary. These blocks of business were recaptured by the counterparties prior to these mergers and are, therefore, not included in MetLife Insurance Company USA's statutory reserves as of December 31, 2014. In addition, the Delaware Department of Insurance granted permission for MetLife Insurance Company USA not to calculate, record or disclose the effect of this permitted practice on statutory surplus and net income for the year ended December 31, 2013.

  The tables below present amounts from MetLife Insurance Company USA, which are derived from the statutory-basis financial statements as filed with the Delaware Department of Insurance.

  Statutory net income (loss) was as follows:

                                                     Years Ended December 31,
                                                     ----------------------
    Company                        State of Domicile   2015      2014   2013
    ------------------------------ ----------------- --------   ------ ------
                                                         (In millions)
    MetLife Insurance Company USA.     Delaware      $(1,022)   $1,543 $3,358

  Statutory capital and surplus was as follows at:

                                                 December 31,
                                             ---------------------
              Company                           2015       2014
              ------------------------------ ---------- ----------
                                                 (In millions)
              MetLife Insurance Company USA. $    5,942 $    6,042

Dividend Restrictions

  Under Delaware Insurance Code, MetLife Insurance Company USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife, Inc. as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of:
(i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains). MetLife Insurance Company USA will be permitted to pay a dividend to MetLife, Inc. in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under Delaware Insurance Code, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the year ended December 31, 2015, MetLife Insurance Company USA paid a dividend to MetLife, Inc. in the amount of $500 million. During the year ended December 31, 2014, MetLife Insurance Company USA did not pay a dividend. During the year ended December 31, 2014, prior to the Mergers, Exeter paid a dividend to MetLife, Inc. of $155 million.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


  Based on amounts at December 31, 2015, MetLife Insurance Company USA could pay a dividend to MetLife, Inc. in 2016 of $586 million without prior approval of the Delaware Commissioner.

Accumulated Other Comprehensive Income (Loss)

  Information regarding changes in the balances of each component of AOCI was as follows:

                                                         Unrealized
                                                      Investment Gains       Unrealized      Foreign Currency
                                                      (Losses), Net of    Gains (Losses) on    Translation
                                                     Related Offsets (1)     Derivatives       Adjustments      Total
                                                     -------------------  -----------------  ----------------  -------
                                                                                     (In millions)
Balance at January 1, 2012..........................             $ 2,410              $ 159             $ (13) $ 2,556
OCI before reclassifications........................              (2,163)              (195)               54   (2,304)
Deferred income tax benefit (expense)...............                 714                 68                (2)     780
                                                     -------------------  -----------------  ----------------  -------
  AOCI before reclassifications, net of income tax..                 961                 32                39    1,032
Amounts reclassified from AOCI......................                 (69)               (11)               --      (80)
Deferred income tax benefit (expense)...............                  24                  4                --       28
                                                     -------------------  -----------------  ----------------  -------
  Amounts reclassified from AOCI, net of income tax.                (45)                (7)                --     (52)
                                                     -------------------  -----------------  ----------------  -------
Balance at December 31, 2013........................                 916                 25                39      980
OCI before reclassifications........................               2,301                242               (56)   2,487
Deferred income tax benefit (expense)...............                (707)               (85)                4     (788)
                                                     -------------------  -----------------  ----------------  -------
  AOCI before reclassifications, net of income tax..               2,510                182              (13)    2,679
Amounts reclassified from AOCI......................                 (28)                 2                --      (26)
Deferred income tax benefit (expense)...............                   8                 (1)               --        7
                                                     -------------------  -----------------  ----------------  -------
  Amounts reclassified from AOCI, net of income tax.                (20)                  1                --     (19)
Sale of subsidiary (2)..............................                (320)                --                 6     (314)
Deferred income tax benefit (expense)...............                  80                 --                --       80
                                                     -------------------  -----------------  ----------------  -------
  Sale of subsidiary, net of income tax.............               (240)                 --                 6    (234)
                                                     -------------------  -----------------  ----------------  -------
Balance at December 31, 2014........................               2,250                183                (7)   2,426
OCI before reclassifications........................              (1,370)                92               (28)  (1,306)
Deferred income tax benefit (expense)...............                 506                (32)                9      483
                                                     -------------------  -----------------  ----------------  -------
  AOCI before reclassifications, net of income tax..               1,386                243              (26)    1,603
Amounts reclassified from AOCI......................                  46                 (6)               --       40
Deferred income tax benefit (expense)...............                 (17)                 2                --      (15)
                                                     -------------------  -----------------  ----------------  -------
  Amounts reclassified from AOCI, net of income tax.                  29                (4)                --       25
                                                     -------------------  -----------------  ----------------  -------
Balance at December 31, 2015........................             $ 1,415              $ 239             $ (26) $ 1,628
                                                     ===================  =================  ================  =======

--------

(1)See Note 8 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2)See Note 4.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


  Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                             Consolidated Statement of Operations and
AOCI Components                               Amounts Reclassified from AOCI  Comprehensive Income (Loss) Locations
------------------------------------------    ----------------------------   ----------------------------------------
                                              Years Ended December 31,
                                              ----------------------------
                                              2015       2014      2013
                                              ----       ----      ----
                                                (In millions)
Net unrealized investment gains (losses):
  Net unrealized investment
   gains(losses)............................. $(48)       $13      $ 50           Net investment gains (losses)
  Net unrealized investment gains
   (losses)..................................   12         11        17           Net investment income
  Net unrealized investment gains
   (losses)..................................  (10)         4         2           Net derivative gains (losses)
                                              ----       ----      ----
    Net unrealized investment gains
     (losses), before income tax.............  (46)        28        69
    Income tax (expense) benefit.............   17         (8)      (24)
                                              ----       ----      ----
     Net unrealized investment gains
      (losses), net of income tax............ $(29)       $20      $ 45
                                              ====       ====      ====
Unrealized gains (losses) on
 derivatives -- cash flow hedges:
  Interest rate swaps........................ $  1        $ 1      $ --           Net derivative gains (losses)
  Interest rate swaps........................    1          1         1           Net investment income
  Interest rate forwards.....................    2          1         9           Net derivative gains (losses)
  Interest rate forwards.....................    2          1         1           Net investment income
  Foreign currency swaps.....................   --         (6)       --           Net derivative gains (losses)
                                              ----       ----      ----
    Gains (losses) on cash flow hedges,
     before income tax.......................    6         (2)       11
    Income tax (expense) benefit.............   (2)         1        (4)
                                              ----       ----      ----
    Gains (losses) on cash flow hedges,
     net of income tax....................... $  4        $(1)     $  7
                                              ====       ====      ====
       Total reclassifications, net of
        income tax........................... $(25)       $19      $ 52
                                              ====       ====      ====

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


14. Other Expenses

  Information on other expenses was as follows:

                                                              Years Ended December 31,
                                                            ----------------------------
                                                              2015      2014      2013
                                                            --------  --------  --------
                                                                    (In millions)
Compensation............................................... $    472  $    320  $    358
Commissions................................................      650       492       700
Volume-related costs.......................................      134       170       165
Affiliated interest costs on ceded and assumed reinsurance.      205       325       212
Capitalization of DAC......................................     (325)     (279)     (512)
Amortization of DAC and VOBA...............................      595       990       205
Interest expense on debt...................................       76       109       195
Premium taxes, licenses and fees...........................       67        53        59
Professional services......................................       21        58        42
Rent and related expenses..................................       53        41        31
Other......................................................      369       475       482
                                                            --------  --------  --------
 Total other expenses...................................... $  2,317  $  2,754  $  1,937
                                                            ========  ========  ========

Capitalization of DAC and Amortization of DAC and VOBA

  See Note 6 for additional information on DAC and VOBA including impacts of capitalization and amortization.

Interest Expense on Debt

  Interest expense on debt includes interest expense on debt (see Note 12) and interest expense related to CSEs (see Note 8).

Affiliated Expenses

  Commissions, capitalization of DAC and amortization of DAC and VOBA include the impact of affiliated reinsurance transactions. See Notes 7, 12 and 17 for a discussion of affiliated expenses included in the table above.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


15. Income Tax

  The provision for income tax was as follows:

                                                        Years Ended December 31,
                                                        -----------------------
                                                        2015     2014     2013
                                                        ----    -----    -----
                                                           (In millions)
     Current:
      Federal.......................................... $281    $(364)   $(271)
      Foreign..........................................   --        6        8
                                                        ----    -----    -----
        Subtotal.......................................  281     (358)    (263)
                                                        ----    -----    -----
     Deferred:
      Federal..........................................  (66)     355      682
      Foreign..........................................   --       (2)      18
                                                        ----    -----    -----
        Subtotal.......................................  (66)     353      700
                                                        ----    -----    -----
          Provision for income tax expense (benefit)... $215    $  (5)   $ 437
                                                        ====    =====    =====

  The Company's income (loss) before income tax expense (benefit) from domestic and foreign operations were as follows:

                                     Years Ended December 31,
                                     -----------------------
                                      2015    2014    2013
                                     ------  -----   ------
                                         (In millions)
                     Income (loss):
                      Domestic...... $1,041  $(174)  $1,724
                      Foreign.......     13    464     (146)
                                     ------  -----   ------
                        Total....... $1,054  $ 290   $1,578
                                     ======  =====   ======

  The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                      Years Ended December 31,
                                                      -----------------------
                                                       2015     2014    2013
                                                      -----    -----    ----
                                                         (In millions)
       Tax provision at U.S. statutory rate.......... $ 369    $ 102    $551
       Tax effect of:
        Dividend received deduction..................  (127)    (114)    (93)
        Prior year tax...............................    (4)     (20)     (6)
        Tax credits..................................   (16)     (14)    (11)
        Foreign tax rate differential................    (5)      --      (2)
        Goodwill impairment..........................    --       12      13
        Sale of subsidiary...........................    --       24     (24)
        Other, net...................................    (2)       5       9
                                                      -----    -----    ----
          Provision for income tax expense (benefit). $ 215    $  (5)   $437
                                                      =====    =====    ====

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                             December 31,
                                                           ---------------
                                                            2015     2014
                                                           ------  -------
                                                            (In millions)
     Deferred income tax assets:
      Policyholder liabilities and receivables............ $1,638  $ 1,836
      Tax credit carryforwards............................    168      149
      Other...............................................     39       40
                                                           ------  -------
        Total deferred income tax assets..................  1,845    2,025
                                                           ------  -------
     Deferred income tax liabilities:
      Investments, including derivatives..................    132      372
      Intangibles.........................................    521      519
      Net unrealized investment gains.....................    837    1,296
      DAC.................................................  1,158    1,176
                                                           ------  -------
        Total deferred income tax liabilities.............  2,648    3,363
                                                           ------  -------
            Net deferred income tax asset (liability)..... $ (803) $(1,338)
                                                           ======  =======

   The following table sets forth the general business credits, foreign tax credits, and other credit carryforwards for tax purposes at December 31, 2015.

                                  Tax Credit Carryforwards
                     --------------------------------------------------
                     General Business Credits Foreign Tax Credits Other
                     ------------------------ ------------------- -----
                                       (In millions)
         Expiration
         2016-2020..                      $--                 $--  $ --
         2021-2025..                       --                  20    --
         2026-2030..                       --                  --    --
         2031-2035..                        5                  --    --
         Indefinite.                       --                  --   150
                     ------------------------ ------------------- -----
                                          $ 5                 $20  $150
                     ======================== =================== =====

   The Company participates in a tax sharing agreement with MetLife, Inc., as described in Note 1. Pursuant to this tax sharing agreement, the amounts due from affiliates included $14 million, $537 million and $400 million for the years ended December 31, 2015, 2014 and 2013, respectively.

   The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state or local income tax examinations for years prior to 2007, except for 2003 through 2006 where the IRS disallowance relates predominantly to tax policyholder liability deductions

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)

 and the Company is engaged with IRS appeals. Management believes it has established adequate tax liabilities and final resolution of the audit for the years 2003 through 2006 is not expected to have a material impact on the Company's financial statements.

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                          Years Ended December 31,
                                                                          --------------------
                                                                          2015     2014    2013
                                                                          ----     ----    ----
                                                                            (In millions)
Balance at January 1,....................................................  $38      $26     $(1)
Additions for tax positions of prior years...............................    5       15      28
Reductions for tax positions of prior years..............................   --       (5)     (1)
Additions for tax positions of current year..............................    3        2       1
Reductions for tax positions of current year.............................   --       --      (1)
Settlements with tax authorities.........................................  $(4)     $--     $--
                                                                          ----     ----    ----
Balance at December 31,..................................................  $42      $38     $26
                                                                          ====     ====    ====
Unrecognized tax benefits that, if recognized would impact the effective
  rate...................................................................  $32      $28     $26
                                                                          ====     ====    ====

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

   Interest was as follows:

                                                                  Years Ended December 31,
                                                                  ------------------------
                                                                  2015     2014    2013
                                                                  ----     ----    ----
                                                                  (In millions)
Interest recognized on the consolidated statements of operations.  $--      $--      $2

                                                                           December 31,
                                                                           ---------------
                                                                           2015    2014
                                                                           ----    ----
                                                                           (In millions)
Interest included in other liabilities on the consolidated balance sheets.  $ 2      $2

   The Company had no penalties for the years ended December 31, 2015, 2014 and 2013.

   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)

 significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2015, 2014 and 2013, the Company recognized an income tax benefit of $138 million, $135 million and $106 million, respectively, related to the separate account DRD. The 2015 benefit included a benefit of $12 million related to a true-up of the 2014 tax return. The 2014 and 2013 benefit included a benefit of $21 million and $13 million related to a true-up of the 2013 and 2012 tax returns, respectively.

16. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

   The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

   Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

   The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be reasonably estimated at December 31, 2015.

  Matters as to Which an Estimate Can Be Made

   For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2015, the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material for the Company.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


  Matters as to Which an Estimate Cannot Be Made

   For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

  Unclaimed Property Litigation

   On November 14, 2012, the West Virginia Treasurer filed an action against MetLife Investors USA Insurance Company in West Virginia state court (West Virginia ex rel. John D. Perdue v. MetLife Investors USA Insurance Company, Circuit Court of Putnam County, Civil Action No. 12-C-363) alleging that MetLife Investors USA Insurance Company violated the West Virginia Uniform Unclaimed Property Act (the "Act"), seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On December 28, 2012, the Treasurer filed a substantially identical suit against MetLife Insurance Company of Connecticut (West Virginia ex rel. John D. Perdue v. MetLife Insurance Company of Connecticut, Circuit Court of Putnam County, Civil Action No. 12-C-430). On June 16, 2015, the West Virginia Supreme Court of Appeals reversed the Circuit Court's order that had granted defendants' motions to dismiss the actions and remanded them to the Circuit Court for further proceedings. MetLife Insurance Company USA, successor by merger to these defendants, intends to defend these actions vigorously.

  Sales Practices Claims

   Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

  Summary

   Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

   It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations it is possible that an adverse outcome in certain

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)

 cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

   Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

   Assets and liabilities held for insolvency assessments were as follows:

                                                                        December 31,
                                                                        ------------
                                                                        2015    2014
                                                                        ----    ----
                                                                        (In millions)
Other Assets:
 Premium tax offset for future discounted and undiscounted assessments.  $13     $13
 Premium tax offsets currently available for paid assessments..........   10      13
                                                                        ----    ----
                                                                         $23     $26
                                                                        ====    ====
Other Liabilities:
 Insolvency assessments................................................  $17     $18
                                                                        ====    ====

Commitments

  Mortgage Loan Commitments

   The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $124 million and $36 million at December 31, 2015 and 2014, respectively.

  Commitments to Fund Partnership Investments and Private Corporate Bond Investments

   The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $1.0 billion and $918 million at December 31, 2015 and 2014, respectively.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


  Other Commitments

    The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2015 and 2014, the Company had agreed to fund up to $20 million and $32 million, respectively, of cash upon the request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $25 million and $57 million, respectively, to custody accounts to secure the demand notes. Each of these affiliates is permitted by contract to sell or re-pledge this collateral.

Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $6 million to $223 million, with a cumulative maximum of $264 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

  The Company's recorded liabilities were $2 million and $1 million at December 31, 2015 and 2014, respectively, for indemnities, guarantees and commitments.

17. Related Party Transactions

Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include personnel, policy administrative functions and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

17. Related Party Transactions (continued)

Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $1.6 billion, $1.6 billion and $1.7 billion for the years ended December 31, 2015, 2014 and 2013, respectively. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $248 million, $266 million and $247 million for the years ended December 31, 2015, 2014 and 2013, respectively. Revenues received from affiliates related to these agreements, recorded in other revenues, were $208 million, $202 million and $211 million for the years ended December 31, 2015, 2014 and 2013, respectively.

  The Company had net receivables from affiliates, related to the items discussed above, of $136 million and $26 million at December 31, 2015 and 2014, respectively.

  See Notes 7, 8, 9 and 12 for additional information on related party transactions.

18. Subsequent Events

Sales Distribution Services

  On February 28, 2016, MetLife, Inc. entered into a purchase agreement with Massachusetts Mutual Life Insurance Company ("MassMutual") pursuant to which MassMutual will acquire MetLife's U.S. Retail advisor force, the MetLife Premier Client Group, together with its affiliated broker-dealer, MetLife Securities, Inc., a wholly-owned subsidiary of MetLife, Inc., and certain related assets. As part of the transaction, MetLife, Inc. and MassMutual have also agreed to enter into a product development agreement under which MetLife's U.S. Retail business will be the exclusive developer of certain annuity products to be issued by MassMutual. The transaction is subject to certain closing conditions, including regulatory approval.

Capital Contribution

  On February 24, 2016, MetLife USA received a capital contribution of $1.5 billion in cash from MetLife, Inc.

The Separation

  On January 12, 2016, MetLife, Inc. announced its plan to pursue the Separation. MetLife is currently evaluating structural alternatives for the proposed Separation, including a public offering of shares in an independent, publicly traded company, a spin-off, or a sale. The completion of a public offering would depend on, among other things, the U.S. Securities and Exchange Commission ("SEC") filing and review process, as well as market conditions. Any Separation that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule I
                    Consolidated Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2015

                                 (In millions)

                                               Cost or Amortized Estimated   Amount at Which Shown on
                                                   Cost (1)      Fair Value       Balance Sheet
Types of Investments                           ----------------- ----------- ------------------------
Fixed maturity securities:
 Bonds:
   U.S. Treasury and agency securities........   $        12,562 $    13,806            $      13,806
   State and political subdivision securities.             2,398       2,705                    2,705
   Public utilities...........................             2,207       2,343                    2,343
   Foreign government securities..............               651         745                      745
   All other corporate bonds..................            18,600      18,945                   18,945
                                               ----------------- ----------- ------------------------
     Total bonds..............................            36,418      38,544                   38,544
 Mortgage-backed and asset-backed
   securities.................................            13,388      13,453                   13,453
 Redeemable preferred stock...................               348         412                      412
                                               ----------------- ----------- ------------------------
       Total fixed maturity securities........            50,154      52,409                   52,409
                                               ----------------- ----------- ------------------------
Equity securities:
Common stock:
 Industrial, miscellaneous and all other......               161         177                      177
 Public utilities.............................                 4           3                        3
 Banks, trust and insurance companies.........                 2           5                        5
 Non-redeemable preferred stock...............               217         224                      224
                                               ----------------- ----------- ------------------------
     Total equity securities..................               384         409                      409
                                               ----------------- ----------- ------------------------
Mortgage loans held-for-investment............             7,262                                7,262
Policy loans..................................             1,266                                1,266
Real estate and real estate joint ventures....               628                                  628
Other limited partnership interests...........             1,846                                1,846
Short-term investments........................             1,737                                1,737
Other invested assets.........................             4,942                                4,942
                                               -----------------             ------------------------
        Total investments.....................   $        68,219                        $      70,499
                                               =================             ========================

--------

(1)Cost or amortized cost for fixed maturity securities and mortgage loans held-for-investment represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests, cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
               Consolidated Supplementary Insurance Information
                       December 31, 2015, 2014 and 2013

                                 (In millions)

                                      Future Policy
                             DAC    Benefits and Other
                             and      Policy-Related     Policyholder       Unearned       Unearned
Segment                      VOBA        Balances      Account Balances Premiums (1), (2) Revenue (1)
-------------------------- -------- ------------------ ---------------- ----------------- -----------
2015
Retail.................... $  4,694          $  16,164        $  29,789             $  12      $  175
Corporate Benefit Funding.        6             10,115            5,870                --          13
Corporate & Other.........      109              7,164                2                 6          --
                           -------- ------------------ ---------------- ----------------- -----------
 Total.................... $  4,809          $  33,443        $  35,661             $  18      $  188
                           ======== ================== ================ ================= ===========
2014
Retail.................... $  4,824          $  14,184        $  28,790             $   9      $  203
Corporate Benefit Funding.        5             10,849            6,695                --           1
Corporate & Other.........       61              6,766                1                 5          --
                           -------- ------------------ ---------------- ----------------- -----------
 Total.................... $  4,890          $  31,799        $  35,486             $  14      $  204
                           ======== ================== ================ ================= ===========
2013
Retail.................... $  5,659          $  13,156        $  27,864             $   9      $  286
Corporate Benefit Funding.        6             14,270            8,357                --           2
Corporate & Other.........       26              7,307            1,168                 4          --
                           -------- ------------------ ---------------- ----------------- -----------
 Total.................... $  5,691          $  34,733        $  37,389             $  13      $  288
                           ======== ================== ================ ================= ===========

--------

(1)Amounts are included within the future policy benefits and other policy-related balances column.

(2)Includes premiums received in advance.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
        Consolidated Supplementary Insurance Information -- (continued)
                       December 31, 2015, 2014 and 2013

                                 (In millions)

                                                       Policyholder Benefits
                      Premiums and                        and Claims and     Amortization of
                   Universal Life and                    Interest Credited    DAC and VOBA
                     Investment-Type   Net Investment     to Policyholder      Charged to    Other Operating
Segment            Product Policy Fees     Income        Account Balances    Other Expenses   Expenses (1)
------------------ ------------------- --------------  --------------------- --------------- ---------------
2015
Retail............          $    4,055       $  1,863           $      3,006       $     571       $   1,503
Corporate Benefit
  Funding.........                  70            804                    521               1              45
Corporate & Other.                 248            (52)                   206              23             174
                   ------------------- --------------  --------------------- --------------- ---------------
 Total............          $    4,373       $  2,615           $      3,733       $     595       $   1,722
                   =================== ==============  ===================== =============== ===============
2014
Retail............          $    4,094       $  1,845           $      3,168       $     966       $   1,520
Corporate Benefit
  Funding.........                   9            908                    603               2              42
Corporate & Other.                 242            (84)                    55              22             202
                   ------------------- --------------  --------------------- --------------- ---------------
 Total............          $    4,345       $  2,669           $      3,826       $     990       $   1,764
                   =================== ==============  ===================== =============== ===============
2013
Retail............          $    3,385       $  1,784           $      3,444       $     199       $   1,454
Corporate Benefit
  Funding.........                 219          1,119                    858               5              38
Corporate & Other.                 215             96                     13               1             240
                   ------------------- --------------  --------------------- --------------- ---------------
 Total............          $    3,819       $  2,999           $      4,315       $     205       $   1,732
                   =================== ==============  ===================== =============== ===============

--------

(1)Includes other expenses, excluding amortization of DAC and VOBA charged to other expenses.

  See Note 2 of the Notes to the Consolidated Financial Statements for information on certain segment reporting changes during the first quarter of 2015, which were retrospectively applied.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV
                           Consolidated Reinsurance
                       December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                             % Amount
                             Gross Amount   Ceded     Assumed  Net Amount Assumed to Net
                             ------------ ---------- --------- ---------- --------------
2015
Life insurance in-force.....   $  538,086 $  497,017 $  94,863  $ 135,932          69.8%
                             ============ ========== ========= ==========
Insurance premium
Life insurance (1)..........   $    2,046 $      916 $     288  $   1,418          20.3%
Accident & health insurance.          235        229         9         15          60.0%
                             ------------ ---------- --------- ----------
 Total insurance premium....   $    2,281 $    1,145 $     297  $   1,433          20.7%
                             ============ ========== ========= ==========
2014
Life insurance in-force.....   $  489,194 $  450,342 $  52,728  $  91,580          57.6%
                             ============ ========== ========= ==========
Insurance premium
Life insurance (1)..........   $    1,995 $      943 $      94  $   1,146           8.2%
Accident & health insurance.          231        225        --          6           0.0%
                             ------------ ---------- --------- ----------
 Total insurance premium....   $    2,226 $    1,168 $      94  $   1,152           8.2%
                             ============ ========== ========= ==========
2013
Life insurance in-force.....   $  467,458 $  428,842 $  10,931  $  49,547          22.1%
                             ============ ========== ========= ==========
Insurance premium
Life insurance (1)..........   $    1,356 $      746 $      73  $     683          10.6%
Accident & health insurance.          234        228        --          6           0.0%
                             ------------ ---------- --------- ----------
 Total insurance premium....   $    1,590 $      974 $      73  $     689          10.6%
                             ============ ========== ========= ==========

--------

(1)Includes annuities with life contingencies.

  For the year ended December 31, 2015, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $321.0 billion and $86.4 billion, respectively, and life insurance premiums of $783 million and $227 million, respectively. For the year ended December 31, 2014, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $292.0 billion and $50.2 billion, respectively, and life insurance premiums of $830 million and $55 million, respectively. For the year ended December 31, 2013, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $270.0 billion and $10.0 billion, respectively, and life insurance premiums of $638 million and $28 million, respectively.

                                     PART C

                               OTHER INFORMATION



ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


a. Financial Statements

The financial statements and financial highlights of each of the Sub-Accounts of the Separate Account are included in Part B hereof and include:

1. Report of Independent Registered Public Accounting Firm.


2. Statements of Assets and Liabilities as of December 31, 2015.

3. Statements of Operations for the year ended December 31, 2015.

4. Statements of Changes in Net Assets for the years ended December 31, 2015 and 2014.


5. Notes to the Financial Statements.

The consolidated financial statements and financial statement schedules of the Company and subsidiaries are included in Part B hereof and include:

1. Report of Independent Registered Public Accounting Firm.


2. Consolidated Balance Sheets as of December 31, 2015 and 2014.

3. Consolidated Statements of Operations for the years ended December 31, 2015, 2014 and 2013.

4. Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2015, 2014 and 2013.

5. Consolidated Statements of Stockholder's Equity for the years ended December 31, 2015, 2014 and 2013.

6. Consolidated Statements of Cash Flows for the years ended December 31, 2015, 2014 and 2013.


7. Notes to the Consolidated Financial Statements.

8. Financial Statement Schedules.


b. Exhibits


1. (i) Certification of Restated Resolution of Board of Directors of the Metlife Investors USA Insurance Company authorizing the establishment of the Separate Account (adopted May 18, 2004) (3)


   (ii) Resolutions of the Board of Directors of MetLife Investors USA Insurance Company (including Agreement and Plan of Merger attached as Exhibit B to the resolutions) (adopted August 13,
               2014) (16)


   (iii) Resolutions of the Board of Directors of MetLife Insurance Company of Connecticut authorizing the acceptance of the Separate Account (adopted September 17, 2014) (16)


2.             Not Applicable.



3. (i)(a)      Distribution and Principal Underwriting Agreement between
               MetLife Insurance Company of Connecticut and MetLife Investors
               Distribution Company (effective November 24, 2009) (18)



   (i)(b) Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (dated August 18, 2014) (16)



   (i)(c) Amendment No. 2 to the Distribution and Principal Underwriting Agreement between MetLife Insurance Company USA and MetLife Investors Distribution Company (effective December 7, 2015) (19)



   (ii) Form of Enterprise Selling Agreement 09-12 (MetLife Investors Distribution Company Sales Agreement) (7)


4. (i) Form of Individual Flexible Purchase Payment Deferred Variable Annuity Contract (1)


   (ii)        Death Benefit Rider - Principal Protection (1)

   (iii) Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider (1)


   (iv)        Waiver of Withdrawal Charge for Terminal Illness Rider (1)


   (v)         Unisex Annuity Rates Rider (1)


   (vi) Endorsement (Name Change - effective March 1, 2001. MetLife Investors USA Insurance Company; formerly Security First Life Insurance Company) MI - 2023 (2)


   (vii)       Individual Retirement Annuity Endorsement 8023.1 (9/02) (3)


   (viii)      Roth Individual Retirement Annuity Endorsement 9024.1 (9/02)
               (3)


   (ix)        Simple Individual Retirement Annuity Endorsement 8276 (9/02)
               (3)


   (x) Designated Beneficiary Non-Qualified Annuity Endorsement MLIU-NQ-1 (11/05)-I (4)


   (xi)        Fixed Account Rider 8012 (11/00) (5)


   (xii)       Form of Spousal Continuation Endorsement MLIU-GMIB (2/10)-E (6)


   (xiii)      Non-qualified Annuity Endorsement MLIU-NQ (11/04) - I (8)


   (xiv)       Form of Contract Schedule [IOVA (L-Share)] 8028-5 (6/06) (8)


   (xv)        Form of Contract Schedule [IOVA (C-Share)] 8028-5 (6/06) (8)


   (xvi) Merger Endorsement (effective November 14, 2014) (MetLife Investors USA Insurance Company merged into MetLife Insurance Company USA) 6-E118-14 (16)


5.             Form of Variable Annuity Application IOVA-APP (06/14) MIPS
               (11/14) Fs (16)


6. (i) Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November 14, 2014) (16)


   (ii)        Copy of the Bylaws of the Company (16)


7.             Not Applicable.


8. (i)(a)      Participation Agreement among Met Investors Series Trust, Met
               Investors Advisory, LLC, MetLife Investors Distribution Company,
               The Travelers Insurance Company and The Travelers Life and
               Annuity Company (effective 11-01-05) (9)


   (i)(b) First Amendment to Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective 05-01-09) (10)


   (i)(c) Amendment to Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut, et al. (effective 4-30-10) (10)


   (i)(d) Amendment to Participation Agreement with Met Investors Series Trust (effective November 17, 2014) (16)


   (ii)(a) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company,
                      MetLife Insurance Company of Connecticut (effective 08-31-
                                                                       07) (11)


   (ii)(b) Amendment to Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut, et al. (effective 04-30-10) (10)


   (iii)(a) Fund Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, American Variable Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company (effective 10-01-99)
               (12)


   (iii)(b) Amendment to the Participation Agreement between American Funds Insurance Series, Capital Research and Management Company and MetLife Insurance Company of Connecticut, et al. (effective 04-30-10) (13)


   (iii)(c) Amendment to the Participation Agreement with American Funds Insurance Series (effective November 17, 2014 (16)

   (iv)(d) Eighth Amendment to the Participation Agreement between MetLife Insurance Company USA, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company dated May 15, 2015 (19)


   (iv)(e) Ninth Amendment to the Participation Agreement between MetLife Insurance Company USA, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company dated November 19, 2014 (19)



   (iv) Participation Agreement among BlackRock Variable Series Funds, Inc. BlackRock Investments, LLC and MetLife Insurance Company USA (effective November 17, 2014) (16)


   (v)(a) Participation Agreement Among Ivy Funds Variable Insurance Portfolios, Waddell & Reed, Inc. and MetLife Insurance Company USA (effective November 17, 2014) (16)



   (v)(b) First Amendment to Participation Agreement with Ivy Funds Variable Insurance Portfolios (effective November 19, 2014) (17)



   (vi)(a) Participation Agreement among Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investors Services, LLC, Legg Mason Partners Fund Advisor, LLC and MetLife Insurance Company of Connecticut (effective 01-01-09) (12)


   (vi)(b) Amendment to Participation Agreement among Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investors Services, LLC, Legg Mason Partners Fund Advisor, LLC and MetLife Insurance Company of Connecticut, et al. (effective 04-30-10) (14)


   (vi)(c) Amendment to Participation Agreement with Legg Mason Partners Variable Equity Trust (and Legg Mason Partners Variable Income Trust) (effective November 14, 2014) (16)


   (vii)(a) Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC dated May 1, 2001 and amendments. (12)


   (vii)(b) Amendment dated April 18, 2011 to the PIMCO Variable Insurance Trust Participation Agreement (15)


   (vii)(c) Amendment to Participation Agreement with PIMCO Variable Insurance Trust (effective November 14, 2014) (16)


   (viii)(a)   Amended and Restated Participation Agreement among The
               Travelers Insurance Company, The Travelers Life and Annuity Company, The Universal Institutional Fund, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management Inc. dated May 1, 2005 and amendment (12)


   (viii)(b) Amendment to Participation Agreement with The Universal Institutional Funds, Inc. (effective November 14, 2014) (16)



   Viii(c) Amendment No. 3 dated June 11, 2015 to the Participation Agreement dated May 1, 2005 between MetLife Insurance Company USA, The Universal Institutional Funds, Inc, Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management, Inc
               (20)



   (ix) Participation Agreement with Van Eck VIP Trust, Van Eck Securities Corporation, Van Eck Associates Corporation and MetLife Insurance Company USA (effective November 17, 2014) (16)


9.             Opinion of Counsel (16)


10. Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (filed herewith)


11.            Not Applicable.


12.            Not Applicable.



13. Powers of Attorney for Eric T. Steigerwalt, Myles Lambert, Kieran Mullins, Gene L. Lunman, Peter M. Carlson and Anant Bhalla (filed herewith)

------------
(1) incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.

(2) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 13, 2001.

(3) incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.


(4) incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on September 9, 2005.


(5) incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File Nos. 333-54466 and 811-03365) filed electronically on April 16, 2007.


(6) incorporated herein by reference to Registrant's Post-Effective Amendment No. 35 to Form N-4 (File Nos. 333-54466 and 811-03365) filed electronically on April 22, 2010.


(7) incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-176374 and 811-03365) filed electronically on April 10, 2013.


(8) incorporated herein by reference to Registrant's N-4 (Files Nos. 333-197933 and 811-03365) filed electronically on August 8, 2014.


(9) incorporated herein by reference to The Travelers Fund ABD for Variable Annuities' Post-Effective Amendment No. 14 to Form N-4 (File Nos. 033-65343 and 811-07465) filed electronically on April 6, 2006.


(10) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) filed electronically on April 4, 2012.


(11) incorporated herein by reference to MetLife of CT Separate Account Nine for Variable Annuities' Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-65926 and 811-09411) filed electronically on October 31, 2007.


(12) incorporated herein by reference to MetLife of CT Fund UL III for Variable Life's Post-Effective Amendment No. 15 to Form N-6 (File Nos.
     333-71349 and 811-09215) filed electronically on April 9, 2009.


(13) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-152194 and 811-21262) filed electronically on April 5, 2011.


(14) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 3 to Form N-4 (Files Nos. 333-152189 and 811-21262) filed electronically on April 5, 2011.


(15) incorporated herein by reference to MetLife of CT Fund UL III for Variable Life's Post-Effective Amendment No. 18 to Form N-6 (File Nos.
     333-71349 and 811-09215) filed electronically on April 5, 2012.



(16) incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200323 and 811-03365) filed electronically on November 17, 2014.(17)incorporated herein by reference to Registrant's
   Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-200323 and 811-03365) filed electronically on April 15, 2015.(18)incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-152199 and 811-21262) filed electronically on April 8, 2009.(19)incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 26 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 6, 2016.(20)Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333-152232 and 811-21262) filed electronically on April 6, 2016.





ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   ---------------------------------------------------------------
Eric T. Steigerwalt                     Director, Chairman of the Board, President and Chief Executive
Gragg Building                          Officer
11225 North Community House Road
Charlotte, NC 28277




Myles Lambert                  Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101





Kieran Mullins                      Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Ricardo A. Anzaldua            Executive Vice President and General Counsel
1095 Avenue of the Americas
New York, NY 10036

Peter M. Carlson               Executive Vice President and Chief Accounting Officer
1095 Avenue of the Americas
New York, NY 10036



Steven J. Goulart        Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962



Robin F. Lenna         Executive Vice President
200 Park Avenue
12th Floor
New York, NY 10166




Anant Bhalla                        Director, Senior Vice President and Chief Financial Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Marlene B. Debel               Executive Vice President and Treasurer
1095 Avenue of the Americas
New York, NY 10036




Jason P. Manske          Senior Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962



Roberto Baron                  Senior Vice President
1095 Avenue of the Americas
New York, NY 10036



Steven J. Brash        Senior Vice President
277 Park Avenue
46th Floor
New York, NY 10172




Adam M. Hodes                  Executive Vice President
1095 Avenue of the Americas
New York, NY 10036





Jean P. Vernor                      Senior Vice President
Woodward Building
11215 North Community House Road
Charlotte, NC 28277





Stewart M. Ashkenazy           Senior Vice President
1095 Avenue of the Americas
New York, NY 10036




S. Peter Headley            Vice President and Assistant Secretary
10801 Mastin Boulevard
Suite 930
Overland Park, KS 66210




Andrew Kaniuk             Senior Vice President
501 Route 22
Bridgewater, NJ 08807

Christopher A. Kremer         Vice President and Actuary
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City NY 11101





Lisa S. Kuklinski              Senior Vice President
1095 Avenue of the Americas
New York, NY 10036




Enid M. Reichert          Vice President and Actuary
501 Route 22
Bridgewater, NJ 08807



Ruth Y. Sayasith          Vice President and Appointed Actuary
501 Route 22
Bridgewater, NJ 08807



Christopher Siudzinski         Vice President and Actuary
1095 Avenue of the Americas
New York, NY 10036




Wendy Lee Williams                  Vice President and Illustration Actuary
Woodward Building
11215 North Community House Road
Charlotte, NC 28277




Scott E. Andrews              Vice President
4700 Westown Pkwy.
Suite 200
West Des Moines, IA 50266




Andrew T. Aoyama       Senior Vice President
200 Park Avenue
12th Floor
New York, NY 10166





Grant Barrans            Senior Vice President
600 North King Street
Wilmington, DE 19801




Henry W. Blaylock      Vice President
200 Park Avenue
12th Floor
New York, NY 10166



Timothy J. Brown          Vice President
501 Route 22
Bridgewater, NJ 08807



Mark J. Davis             Vice President
501 Route 22
Bridgewater, NJ 08807




Lynn A. Dumais            Senior Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Kevin G. Finneran                   Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Geoffrey A. Fradkin       Vice President
501 Route 22
Bridgewater, NJ 08807



Judith A. Gulotta        Vice President
10 Park Avenue
Morristown, NJ 07962




Jeffrey P. Halperin                 Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Regynald Heurtelou       Vice President
334 Madison Avenue
Morristown, NJ 07960



Gregory E. Illson                   Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




John J. Iwanicki          Vice President
18210 Crane Nest Drive
Tampa, FL 33647





Derrick L. Kelson                   Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




James W. Koeger            Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128



Cynthia A. Mallet Kosakowski     Vice President
One Financial Center
21st Floor
Boston, MA 02111



John P. Kyne, III                   Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Timothy J. McLinden     Vice President
277 Park Avenue
46th Floor
New York, NY 10172

James J. Reilly         Vice President
One Financial Center
21st Floor
Boston, MA 02111




Mark S. Reilly                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Thomas J. Schuster     Vice President
200 Park Avenue
12th Floor
New York, NY 10166



Steven G. Sorrentino      Vice President
501 Route 22
Bridgewater, NJ 08807



Robert L. Staffier, Jr.        Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101




Barbara Stroz                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Nan D. Tecotzky        Vice President
200 Park Avenue
12th Floor
New York, NY 10166



Mark H. Wilsmann         Vice President
10 Park Avenue
Morristown, NJ 07962



Jacob M. Jenkelowitz           Secretary
1095 Avenue of the Americas
New York, NY 10036




Joseph Vaccaro         Senior Vice President and Tax Director
277 Park Avenue
46th Floor
New York, NY 10172





Robert C. Dill            Senior Vice President and U.S. Controller
501 Route 22
Bridgewater, NJ 08807





William K. Ding          Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Michael C. Coe            Vice President
501 Route 22
Bridgewater, NJ 08807





Jodi M. Conley            Vice President
501 Route 22
Bridgewater, NJ 08807





Ellen N. Derrig          Vice President and Associate General Counsel
10 Park Avenue
Morristown, NJ 07962





Jason Frain                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Todd Lurie               Vice President and Associate General Counsel
10 Park Avenue
Morristown, NJ 07962





Sabrina M. Model          Vice President
501 Route 22
Bridgewater, NJ 08807





Todd Nevenhoven               Vice President
4700 Westown Pkwy.
Suite 200
West Des Moines, IA 50266





Mark T. Pallis              Vice President and Associate General Counsel
425 Market Street
Suite 1050
San Francisco, CA 94105





James Galli                    Senior Vice President
1095 Avenue of the Americas
New York, NY 10036





Richard A. Stevens                     Vice President
18210 Crane Nest Dr Tampa,FL 33647





Frans W. teGroen                             Vice President and Corporate Illustration Actuary
1300 Hall Boulevard Bloomfield, CT 06002





Patricia M. Wersching                           Vice President
13045 Tesson Ferry Road St. Louis, MO 63128





Beverly C. Campbell                 Vice President
11215 North Community House Road
Charlotte, NC 28277


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of MetLife Insurance Company USA under Delaware insurance law. MetLife Insurance Company USA is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF December 31, 2015

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2015. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

D. MetLife Chile Inversiones Limitada (Chile) - 72.35% of MetLife Chile Inversiones Limitada is owned by MetLife, Inc., 24.88% by American Life Insurance Company ("ALICO"), 2.76% is owned by Inversiones MetLife Holdco Dos Limitada and 0.01% is owned by Natiloportem Holdings, LLC and the rest by Third Parties.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.995% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.005% by International Technical and Advisory Services Limited ("ITAS").

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.9% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.1% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 97.13% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 2.87% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) AFP Provida S.A. - 41.959% of AFP Provida S.A. is owned by Inversiones MetLife Holdco Dos Limitada., 41.959% is owned by Inversiones MetLife Holdco Tres Limitada, 10.7% is owned by MetLife Chile Inversiones Limitada and the remainder is owned by the public.

                  i) Provida Internacional S.A. - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A and 0.01% is owned by MetLife Chile Inversiones Limitada.

                        1) AFP Genesis Administradora de Fondos y Fidecomisos S.A. (Ecuador) - 99.9997% of AFP Genesis Administradora de Fondos y Fidecomisos S.A. is owned by Provida Internacional S.A. and 0.01% by AFP Provida S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.98% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.02% is owned by Inversiones MetLife Holdco Dos Limitada.

E.    MetLife Securities, Inc. (DE)

F.    Enterprise General Insurance Agency, Inc. (DE)

G.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

H.    First MetLife Investors Insurance Company (NY)

I.    Newbury Insurance Company, Limited (DE)

J.    MetLife Investors Group, LLC (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

K.    Metropolitan Life Insurance Company ("MLIC") (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        1)     OMI MLIC Investments Limited (Cayman Islands)

      3.    Sandpiper Cove Associates II, LLC

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office, LLC (DE) - 73.0284% is owned by MLIC Asset Holdings II, LLC and 29.9716% is owned by MLIC CB Holdings LLC.

                  i) Mansell Retail, LLC (DE) - 73.0284% is owned by MLIC Asset Holdings II, LLC and 29.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    HPZ Assets LLC (DE)

      9.    Missouri Reinsurance, Inc. (Cayman Islands)

      10.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      11.   ML New River Village III, LLC (DE)

      12.   MetLife RC SF Member, LLC (DE)

      13.   MetLife Private Equity Holdings, LLC (DE)

      14.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC ("LISF")(DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF Solar Trust in which MetLife Capital Limited Partnership has 100% beneficial interest.

                  ii)   Met Canada Solar ULC (Canada)

      15.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      16.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      17.   MetLife Investments Asia Limited (Hong Kong)

      18. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      19. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      20.   New England Life Insurance Company (MA)

      21.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      22.   Corporate Real Estate Holdings, LLC (DE)

      23. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      24.   MetLife Tower Resources Group, Inc. (DE)

      25.   Headland-Pacific Palisades, LLC (CA)

      26. Headland Properties Associates (CA) - 99% is owned by Metropolitan Life Insurance Company and 1% is owned by Headland-Pacific Palisades, LLC.

      27.   WFP 1000 Holding Company GP, LLC (DE)

      28.   White Oak Royalty Company (OK)

      29.   500 Grant Street GP LLC (DE)

      30. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      31. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

            a) HMS Master Limited Partnership (DE) - 60% LP interest of HMS Master Limited Partnership is owned by MetLife Mall Ventures Limited Partnership. A 40% LP interest is owned by a third party. Metropolitan Tower Realty Company, Inc. is the GP.

                 i)   HMS Southpark Residential LLC (DE)


      32.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Associates LLC (DE)

      33.   Euro CL Investments, LLC (DE)

      34.   MEX DF Properties, LLC (DE)

      35. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company.

      36.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      37.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      38.   MLIC Asset Holdings LLC (DE)

      39.   85 Broad Street Mezzanine LLC (DE)

      40.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth Retail Holding LLC (DE)

            b)   The Building at 575 Fifth Retail Owner LLC (DE)

      41.   ML Bridgeside Apartments LLC (DE)

      42. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      43.   MLIC CB Holdings LLC (DE)

      44. LAR Vivienda XVII, S. de R.L. de C.V. (Mexico) - 99.99% of LAR Vivienda XVII S. de R.L. de C.V. is owned by MEX DF Properties, LLC and 0.01% is owned by Euro CL Investments LLC.

      45.   The Worthington Series Trust (DE)

      46. MetLife CC Member, LLC (DE) - 63.415% of MetLife CC Member, LLC is held by Metropolitan Life Insurance Company, 31.707% by MetLife Insurance Company USA and 4.878% by General American Life Insurance Company.

      47.   Oconee Hotel Company, LLC (DE)

      48.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      49.   1201 TAB Manager, LLC (DE)

      50. MetLife 1201 TAB Member, LLC (DE) - 69.66% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company, 27.24% is owned by MetLife Insurance Company USA and 3.10% is owned by Metropolitan Property and Casualty Insurance Company.

      51. MetLife LHH Member, LLC (DE) - 69.23% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, 19.78% is owned by MetLife Insurance Company USA and 10.99% is owned by New
            England Life Insurance Company.

      52.   Ashton Southend GP, LLC (DE)

      53. Tremont Partners, LP (DE) - 99.9% LP interest of Tremont Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Ashton Southend GP, LLC.

      54. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      55. 10420 McKinley Partners, LP (DE) - 99.9% LP interest of 10420 McKinley Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      56.   Ardrey Kell Townhomes, LLC (DE)

      57.   Boulevard Residential, LLC (DE)

      58.   465 N. Park Drive, LLC (DE)

      59.   Ashton Judiciary Square, LLC (DE)

      60. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      61. 1900 McKinney Properties, LP (DE) - 99.9% LP interest of 1900 McKinney Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      62.   Marketplace Residences, LLC (DE)

      63.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      64.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      65.   Haskell East Village, LLC (DE)

      66. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 28.971% by MetLife Insurance Company USA

      67.   ML Terraces, LLC (DE)

      68.   Chestnut Flats Wind, LLC (DE)

      69.   MetLife 425 MKT Member, LLC (DE)

      70.   MetLife OFC Member, LLC (DE)

      71. MetLife THR Investor, LLC (DE) - 85% of MetLife THR Investor, LLC is owned by MLIC and 15% is owned by MetLife Insurance Company USA.

      72. ML Southmore, LLC (DE) - 75.12% of ML Southmore, LLC is owned by MLIC and 24.88% is owned by MetLife Insurance Company USA.

      73. ML - AI MetLife Member 1, LLC (DE) - 83.675% of the membership interest is owned by MLIC, 10.563% by MetLife Insurance Company USA and 4.801% by Metropolitan Property and Casualty Insurance Company.

      74.   MetLife CB W/A, LLC (DE)

      75. MetLife Camino Ramon Member, LLC (DE) - 78.6% of MetLife Camino Ramon Member, LLC is owned by MLIC and 21.4% is owned by MetLife Insurance Company USA.

      76.   10700 Wilshire, LLC (DE)

      77.   Viridian Miracle Mile, LLC (DE)

      78. MetLife 555 12th Member, LLC (DE) - MetLife 555 12th Member, LLC is owned at 69.4% by MLIC, 25.2% by MetLife Insurance Company USA and 5.4% by GALIC.

      79.   MetLife OBS Member, LLC (DE)

      80.   MetLife 1007 Stewart, LLC (DE)

      81. ML-AI MetLife Member 2, LLC (DE) - 82% of ML-AI MetLife Member 2, LLC's ownership interest is owned by MLIC and 18% by MetLife Insurance Company USA.

      82.   MetLife Treat Towers Member, LLC (DE)

      83.   MetLife FM Hotel Member, LLC (DE)

            a)   LHCW Holdings (U.S.) LLC (DE)

                 i)   LHC Holdings (U.S.) LLC (DE)

                      1)    LHCW Hotel Holding LLC (DE)

                            aa)    LHCW Hotel Holding (2002) LLC (DE)

                            bb)    LHCW Hotel Operating Company (2002) LLC (DE)

      84. ML Mililani Member, LLC (DE)- is owned at 70% by MLIC, 25% by MetLife Insurance Company USA and 5% by General American Life Insurance Company.

      85.   MetLife SP Holdings, LLC (DE)

      86.   Buford Logistics Center, LLC (DE)

      87.   ML North Brand Member, LLC (DE)

      88.   MetLife Park Tower Member, LLC (DE)

            a)   Park Tower REIT, Inc. (DE)

                 i)   Park Tower JV Member, LLC (DE)

      89. MCPP Owners, LLC (DE) - 60.427% of MCPP Owners, LLC is owned by MLIC, 5.435% by MetLife Insurance Company USA, 0.603% by General American Life Insurance Company, 1.616% by Metropolitan Tower Life Insurance Company, 13.278% MTL Leasing, LLC, and 18.641% by Daniel/MetLife Midtown Atlanta Master Limited Liability Company.

      90.   MetLife HCMJV 1 GP, LLC (DE)

      91.   MetLife HCMJV 1 LP, LLC (DE)

L.    MetLife Capital Trust IV (DE)

M.    MetLife Insurance Company USA (DE)

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    MetLife Canadian Property Ventures LLC (NY)

      3.    Metropolitan Connecticut Property Ventures, LLC (DE)

      4.    Euro TI Investments LLC (DE)

      5.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Investments, L.P. (DE)

      6. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company USA.

      7.    MetLife USA Assignment Company (CT)

      8.    TIC European Real Estate LP, LLC (DE)

      9.    MetLife European Holdings, LLC (DE)

      10.   Euro TL Investments LLC (DE)

      11.   Corrigan TLP LLC (DE)

      12.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      13. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company USA and Metropolitan Life Insurance Company.

      14.   MetLife Renewables Holding, LLC (DE)

            a)    Greater Sandhill I, LLC (DE)

      15.   TLA Holdings II LLC (DE)

      16.   TLA Holdings III LLC (DE)

      17. MetLife Greenstone Southeast Venture, LLC (DE) - 95% of MetLife Greenstone Southeast Venture, LLC is owned by MetLife Insurance Company USA and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

      18. Sino-US United MetLife Insurance Co., Ltd. (China) - Sino-US United MetLife Insurance Co., Ltd. is owned at 27.8% by MetLife Insurance Company USA, 22.2% by MLIC and 50% by a third party.

      19.   ML 1065 Hotel, LLC

      20.   Daniel/MetLife Midtown Atlanta Master Limited Liability
            Company (DE)

            a)    1075 Peachtree, LLC (DE)

N.    MetLife Reinsurance Company of South Carolina (SC)

O.    MetLife Investment Advisors, LLC (DE)

      1.   MetLife Alternatives GP, LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.593% of the Limited Partnership interests of this entity is owned by MetLife Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           b) MetLife International PE Fund II, LP (Cayman Islands) - 94.54% of the limited partnership interests of MetLife International PE Fund II, LP is owned by MetLife Insurance K.K., 2.77% is owned by MetLife Limited (Hong Kong), 2.1% by MetLife Mexico, S.A. and 0.59% is owned by MetLife Insurance Company of Hong Kong Limited.

           c) MetLife International HF Partners, LP (Cayman Islands) - 88.22% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. and 9.47% is owned by MetLife Insurance Company of Korea Limited, 2.29% is owned by MetLife Limited (Hong Kong) and 0.02% is owned by MetLife Alternative, GP

           d) MetLife International PE Fund III, LP - 88.93% of the limited partnership interests of MetLife International PE Fund III LP is owned by MetLife Insurance K.K, 7.91% is owned by MetLife Insurance Company of Korea Limited, 2.61% is owned by MetLife Limited (Hong Kong), and 0.55% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 23.7%, General American Life Insurance Company owns 0.1% and MetLife Insurance Company USA owns 0.2%.

                i)   MetLife Core Property REIT, LLC (DE)

                     1) MetLife Core Property Holdings, LLC (DE) - MetLife Core Property Holdings, LLC also holds the following single-property limited liability companies: MCP Denver Pavilions Member, LLC, MCP SoCal Industrial-Springdale, LLC, MCP SoCal Industrial-Redondo, LLC, MCP SoCal Industrial-Concourse, LLC, MCP SoCal Industrial-Kellwood, LLC, MCP SoCal Industrial-Bernardo, LLC, MCP SoCal Industrial-Canyon, LLC, MCP SoCal Industrial-Anaheim, LLC, MCP SoCal Industrial-LAX, LLC, MCP SoCal Industrial-Fullerton, LLC, MCP SoCal Industrial-Ontario, LLC, MCP SoCal Industrial-Loker, LLC, MCP Paragon Point, LLC, MCP 4600 South Syracuse, LLC, MCP The Palms at Doral, LLC, MCP Waterford Atrium, LLC, MCP EnV Chicago, LLC, MCP 100 Congress, LLC, MCP 1900 McKinney, LLC, MCP 550 West Washington, LLC, MCP Main Street Village, LLC, MCP Lodge At Lakecrest LLC, MCP Ashton South End, LLC, MCP 3040 Post Oak, LLC, MCP Plaza at Legacy, LLC, MCP VOA Holdings, LLC, MCP VOA I & III, LLC, MCP VOA II, LLC, MCP Highland Park Lender, LLC, MCP Property Management, LLC, MCP One Westside, LLC, MCP 7 Riverway, LLC, MCP Trimble Campus, LLC, MCP 9020 Murphy Road, LLC, MCP DMCBP Phase II Venture LLC, MCP Buford Logistics Center 2 Member, LLC, and MCPF Acquisition, LLC, MCP 60 11th Street Member, LLC, MCP Magnolia Park Member, LLC, and MCP Fife Enterprise Member, LLC.

      4.   MIM Property Management, LLC (DE)

      5.   MetLife Commercial Mortgage Income Fund GP, LLC (DE)

           a) MetLife Commercial Mortgage Income Fund, LP (DE) - MetLife Commercial Mortgage Income Fund GP, LLC is the general partner of MetLife Commercial Mortgage Income Fund, LP (the "Fund"). A majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund:
                Metropolitan Life Insurance Company owns 29.2%, MetLife Insurance Company USA owns 9.7%, MetLife Insurance Co. of Korea, Ltd. owns 5.8%, MetLife Limited owns 3.1%, and Metropolitan Life Insurance Company of Hong Kong Limited owns .8%.

                i)   MetLife Commercial Mortgage REIT, LLC (DE)

                     1)   MetLife Commercial Mortgage Originator, LLC (DE)

                          aa)    MCMIF Holdco I, LLC (DE)

P.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

Q.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, LLC.

R.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

S.    MetLife Capital Trust X (DE)

T.    Cova Life Management Company (DE)

U.    MetLife Reinsurance Company of Charleston (SC)

V.    MetLife Reinsurance Company of Vermont (VT)

W.    Delaware American Life Insurance Company (DE)

X.    Federal Flood Certification LLC (TX)

Y.    American Life Insurance Company (ALICO) (DE)

      1.    MetLife Insurance K.K. (Japan)

               a)  Communication One Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii)  ALICO European Holdings Limited (Ireland)

                        1)  ZAO Master D (Russia)

                            aa) Joint Stock Company MetLife Insurance Company (Russia) - 51% of Joint Stock Company MetLife Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding
                                 Company II GmbH.

                   iii) MetLife Asia Holding Company Pte. Ltd. (Singapore)

                       1) MetLife Innovation Centre Pte. Ltd. (Singapore)

                   iv) MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)

                   v)  MetLife Investment Management Limited (United Kingdom)

                   vi) MetLife EU Holding Company Limited (Ireland)

                       1) MetLife Europe Limited (Ireland) - 95.78% of MetLife Europe Limited is owned by MetLife EU Holding Company Limited and 4.22% is owned by ALICO.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       2)  Agenvita S.r.l. (Italy)

                       3) MetLife Europe Insurance Limited (Ireland)- 93% of MetLife Europe Insurance Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       4)  MetLife Europe Services Limited (Ireland)

                       5)  MetLife Insurance Limited (United Kingdom)

                       6)  MetLife Limited (United Kingdom)

                       7)  MetLife Services, Sociedad Limitada (Spain)

                       8) MetLife Slovakia S.r.o. (Slovakia) - 99.956% of MetLife Slovakia S.r.o. is owned by MetLife EU Holding Company Limited and 0.044% is owned by ITAS.

                       9)  MetLife Solutions S.A.S. (France)

                       10) Metropolitan Life Asigurari S.A. (Romania) -
                           99.9982018% of Metropolitan Life Asigurari S.A. is owned by MetLife EU Holding Company Limited and the remaining 0.0017982% is owned by ITAS.

                           aa) Metropolitan Life Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. (Romania) - 99.9836% of Metropolitan Life Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by Metropolitan Life Asigurari S.A. and 0.0164% is owned by MetLife Services Sp z.o.o.

                       11) MetLife Towarzystwo Ubezpieczen na Zycie I
                           Reasekuracji S.A. (Poland)

                           aa) MetLife Services Sp z.o.o. (Poland)

                           bb) MetLife Towarzystwo Funduszy Inwestycyjnych,
                               S.A. (Poland)

                           cc) MetLife Powszechne Towarzystwo Emerytalne S.A.
                               (Poland)

                       12) MetLife Holdings (Cyprus) Limited (Cyprus)

                           aa) American Life Insurance Company (CY) Limited (Cyprus)

                                i) Hellenic Alico Life Insurance Company, Ltd. (Cyprus) - 27.5% of Hellenic Alico Life Insurance Company, Ltd. Is owned by American Life Insurance Company (CY) Limited and the remaining is owned by a third party.

                       13) MetLife Services EOOD (Bulgaria)

                       14) MetLife Life Insurance S.A. (Greece)

                           aa) MetLife Mutual Fund Company (Greece) - 90% of MetLife Mutual Fund Company is owned by MetLife Life Insurance S.A. (Greece) and the remaining interests are owned by third parties.

                       15) First American-Hungarian Insurance Agency Limited
                           (Hungary)

                       16) ALICO Funds Central Europe sprav. Spol., a.s.
                           (Slovakia)

                       17) UBB-MetLife Zhivotozastrahovatelno Drujestvo AD
                           (Bulgaria) - 40% of UBB-MetLife
                           Zhivotozastrahovatelno Drujestvo AD is owned by MetLife EU Holding Company Limited and the rest by third parties.

                       18) Metropolitan Life Training and Consulting S.R.L.
                           (Romania) - 99.99% of Metropolitan Life Training & Consulting S.R.L is owned by MetLife EU Holding Company Limited and the remaining 0.01% is owned by MetLife Global Holding Company II GmbH

                   vii.  MetLife International Holdings, LLC (DE)

                         1.   Natiloportem Holdings, LLC (DE)

                              aa) Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico) - 99% of Excelencia Operativa y Tecnologica, S.A. de C.V. is held by Natiloportem Holdings, LLC and 1% by MetLife Mexico Servicios S.A. de C.V.

                                   i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                                   ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                         2. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, LLC and 74% is owned by third parties.

                         3. Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, LLC.

                         4. MetLife Seguros S.A. (Argentina)- 95.5242% is owned by MetLife International Holdings, LLC, 2.6753% is owned by Natiloportem Holdings, LLC, 16.2046% by ALICO and 1.8005% by ITAS.

                         5. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)-66.662% is owned by MetLife International Holdings, LLC, 33.337% is owned by MetLife Worldwide Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                         6. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, LLC and 0.00002% by Natiloportem Holdings, LLC.

                         7. MetLife Seguros de Retiro S.A. (Argentina) - 96.887% is owned by MetLife International Holdings, LLC, 3.1102% is owned by Natiloportem Holdings, LLC, 1.3014% by ALICO and 0.0001% by ITAS.

                         8. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, LLC and 95% is owned by MetLife International Holdings, LLC.

                         9. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, LLC and 4.54% is owned by Natiloportem Holdings, LLC.

                              aa) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, LLC and 0.26% is held by MetLife Seguros de Retiro S.A.

                       10.    MetLife Worldwide Holdings, LLC (DE)

                              aa)   MetLife Limited (Hong Kong)

                                    i)    BIDV MetLife Life Insurance Limited
                                          Liability Company (Vietnam) - 60% of
                                          BIDV MetLife Life Insurance Limited
                                          Liability Company is held by MetLife
                                          Limited (Hong Kong) and the remainder
                                          by third parties

                       11.    MetLife International Limited, LLC (DE)

                       12. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                       13.   MetLife Ireland Holdings One Limited (Ireland)

                             aa) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                                   i)    MetLife Ireland Treasury Limited
                                         (Ireland)

                                         1)    MetLife General Insurance
                                               Limited (Australia)

                                         2)    MetLife Insurance Limited
                                               (Australia) - 91.16468% of
                                               MetLife Insurance Limited
                                               (Australia) is owned by MetLife
                                               Ireland Treasury Limited and
                                               8.83532% is owned by MetLife
                                               Global Holdings Corp. S.A. de
                                               C.V.

                                               a)    The Direct Call Centre PTY
                                                     Limited (Australia)

                                               b)    MetLife Investments PTY
                                                     Limited (Australia)

                                                     i)    MetLife Insurance and
                                                           Investment Trust
                                                           (Australia) -
                                                           MetLife Insurance and
                                                           Investment Trust is
                                                           a trust vehicle, the
                                                           trustee of which is
                                                           MetLife Investments
                                                           PTY Limited ("MIPL").
                                                           MIPL is a wholly
                                                           owned subsidiary of
                                                           MetLife Insurance
                                                           Limited.

                                   ii)   Metropolitan Global Management, LLC
                                         (DE/Ireland) - 99.7% is owned by
                                         MetLife Global Holdings Corporation
                                         S.A. de C.V. and 0.3% is owned by
                                         MetLife International Holdings, LLC.

                                         aaa)  MetLife Pensiones Mexico S.A.
                                               (Mexico)- 97.5125% is owned by
                                               Metropolitan Global Management,
                                               LLC and 2.4875% is owned by
                                               MetLife International Holdings,
                                               LLC.

                                         bbb)  MetLife Mexico Servicios, S.A.
                                               de C.V. (Mexico) - 98% is owned
                                               by Metropolitan Global
                                               Management, LLC and 2% is owned
                                               by MetLife International
                                               Holdings, LLC.

                                         ccc)  MetLife Mexico S.A. (Mexico)-
                                               99.050271% is owned by
                                               Metropolitan Global Management,
                                               LLC and 0.949729% is owned by
                                               MetLife International Holdings,
                                               LLC.

                                               1)    MetLife Afore, S.A. de C.V.
                                                     (Mexico)- 99.99% is owned
                                                     by MetLife Mexico S.A. and
                                                     0.01% is owned by MetLife
                                                     Pensiones Mexico S.A.

                                                     aaaa)  Met1 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     bbbb)  Met2 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     cccc)  MetA SIEFORE
                                                            Adicional, S.A. de
                                                            C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     dddd)  Met3 SIEFORE Basica,
                                                            S.A. de C.V.
                                                            (Mexico) - 99.99% is
                                                            owned by MetLife
                                                            Afore, S.A. de C.V.
                                                            and 0.01% is owned
                                                            by MetLife Mexico
                                                            S.A.

                                                     eeee)  Met4 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     ffff)  Met0 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned
                                                            by MetLife Afore,
                                                            S.A. de C.V. and
                                                            0.01% is owned by
                                                            MetLife Mexico
                                                            S.A.

                                               2)    ML Capacitacion Comercial
                                                     S.A. de C.V.(Mexico) - 99%
                                                     is owned by MetLife Mexico
                                                     S.A. and 1% is owned by
                                                     MetLife Mexico Cares, S.A.
                                                     de C.V.

                                         ddd)  MetLife Saengmyoung Insurance
                                               Co. Ltd. (also known as MetLife
                                               Insurance Company of Korea
                                               Limited) (South Korea)- 14.64%
                                               is owned by MetLife Mexico, S.A.
                                               and 85.36% is owned by
                                               Metropolitan Global Management,
                                               LLC.

                                         eee)  GlobalMKT S.A. (Uruguay)

                       14.   MetLife Asia Limited (Hong Kong)

                       15. AmMetLife Insurance Berhad (Malaysia) - 50.000001% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       16. AmMetLife Takaful Berhad (Malaysia) - 49.999999% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       17. MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, LLC and the remainder by third parties.

                       18. MetLife Mas S.A. de C.V. (Mexico) - 99.99964399% MetLife Mas, SA de CV is owned by MetLife International Holdings, LLC and .00035601% is owned by International Technical and Advisory Services Limited.

                 viii. MM Global Operations Support Center, S.A. de C.V.
                       (Mexico) - 99% of MM Global Operations Support Center, S.A. de C.V. is held by MetLife Global Holding Company II GmbH (Swiss) and 1% is held by MetLife Global Holding Company I GmbH (Swiss).

                       1.    Fundacion MetLife Mexico, A.C. (Mexico)

                   ix. MetLife Colombia Seguros de Vida S.A. (Colombia) -
                       89.999966393% of MetLife Colombia Seguros de Vida S.A. is owned by MetLife Global Holding Company II GmbH , 10.000029508% is owned by MetLife Global Holding
                       Company I GmbH, 0.000001366% is owned by International Technical and Advisory Services Limited, 0.000001366% is owned by Borderland Investments Limited and 0.000001366% by Natiloportem Holdings, LLC

                   x. PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife is owned by MetLife Global Holding Company II GmbH, .0006% is owned by ITAS and the remaining .0006% is owned by Borderland Investments Limited.

            b) Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by MetLife Global Holding Company I GmbH and the remaining interests are owned by third parties.

      3.    International Investment Holding Company Limited (Russia)

      4. MetLife Akcionarsko Drustvo za Zivotno Osiguranje u likvidaciji (Serbia) - 99.98% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by ALICO and the remaining 0.02% is owned by ITAS.

      5.    ALICO Management Services Limited (United Kingdom)

      6.    Borderland Investments Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      7. International Technical and Advisory Services Limited ("ITAS") (USA-Delaware)

      8.    ALICO Operations LLC (USA-Delaware)

            a)    MetLife Asset Management Corp. (Japan)

      9. MetLife Seguros S.A. (Uruguay) - 74.9187% of MetLife Seguros S.A. is owned by ALICO, 25.0798% by MetLife, Inc. and 0.0015% by a third party (Oscar Schmidt).

      10. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      11.   Alpha Properties, Inc. (USA-Delaware)

      12.   Beta Properties, Inc. (USA-Delaware)

      13.   Delta Properties Japan, Inc. (USA-Delaware)

      14.   Epsilon Properties Japan, Inc. (USA-Delaware)

      15.   Iris Properties, Inc. (USA-Delaware)

      16.   Kappa Properties Japan, Inc. (USA-Delaware)

      17. MetLife American International Group and Arab National Bank Cooperative Insurance Company (Saudi Arabia) - 30% of MetLife American International Group and Arab National Bank Cooperative Insurance Company is owned by ALICO and the remaining interest by third parties. The Delaware Department of Insurance approved a disclaimer of affiliation and therefore, this company is not considered an affiliate under Delaware Law.

Z.   MetLife Global Benefits, Ltd. (Cayman Islands)

AA. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.99946% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.000535% is owned by MetLife International Holdings, LLC and 0.0000054% is owned by Natiloportem Holdings, LLC

AB.   MetLife Consumer Services, Inc. (DE)

AC.   MetLife Reinsurance Company of Delaware (DE)

AD.   MetLife Global, Inc.

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2016, there were 392,989 owners of qualified contracts and 174,664 owners of non-qualified contracts offered by the Registrant (MetLife Investors USA Separate Account A).



ITEM 28. INDEMNIFICATION

As described in their respective governing documents, MetLife, Inc.(the ultimate parent of the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter")) and the Depositor, each of which is incorporated in the state of Delaware, shall indemnify any person who is made or is threatened to be made a party to any civil or criminal suit, or any administrative or investigative proceeding, by reason of that person's service as a director, officer, or agent of the respective company, under certain circumstances, against liabilities and expenses incurred by such person (except, with respect to the Depositor, as described below regarding MetLife Employees).

As described in its governing documents, the Underwriter, which is incorporated in the state of Missouri, may indemnify, under certain circumstances, any person who is made a party to any civil or criminal suit, or made a subject of any administrative or investigative proceeding by reason of the fact that he is or was a director, officer, or agent of the Underwriter. The Underwriter also has such other and further powers of indemnification as are not inconsistent with the laws of Missouri.

MetLife, Inc. also has adopted a policy to indemnify employees ("MetLife Employees") of MetLife, Inc. or its affiliates ("MetLife"), including any MetLife Employees serving as directors or officers of the Depositor or the Underwriter. Under the policy, MetLife, Inc. will, under certain circumstances, indemnify MetLife Employees for losses and expenses incurred in connection with legal actions threatened or brought against them as a result of their service to MetLife. The policy excludes MetLife directors and others who are not MetLife Employees, whose rights to indemnification, if any, are as described in the charter, bylaws or other arrangement of the relevant company.

MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Registrant, the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions Bond.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS

(a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):


Met Investors Series Trust
MetLife Investors USA Variable Life Account A
MetLife Investors Variable Annuity Account One
MetLife Investors Variable Life Account One
First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven

General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven
MetLife of CT Separate Account QPN for Variable Annuities
MetLife of CT Fund UL for Variable Life Insurance
MetLife of CT Fund UL III for Variable Life Insurance
Metropolitan Life Variable Annuity Separate Account II
MetLife of CT Separate Account Eleven for Variable Annuities
Metropolitan Life Separate Account E
Metropolitan Life Separate Account UL
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Metropolitan Series Fund
Metropolitan Tower Separate Account One
Metropolitan Tower Separate Account Two
New England Life Retirement Investment Account
New England Variable Annuity Fund I
New England Variable Annuity Separate Account
New England Variable Life Separate Account
Separate Account No. 13S

(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 1095 Avenue of the Americas, New York, NY 10036.



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------
Elizabeth M. Forget                     Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Paul A. LaPiana                     Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Gerard J. Nigro                 Director and Senior Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101




Myles J. Lambert                Chairman, President and Chief Executive Officer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101




Kieran R. Mullins                   Executive Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Barbara A. Dare                     Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Donald Leintz                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




John P. Kyne, III                   Vice President and Chief Compliance Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



John G. Martinez          Vice President and Chief Financial Officer
18210 Crane Nest Drive
Tampa, FL 33647



Tyla L. Reynolds          Vice President and Secretary
600 North King Street
Wilmington, DE 19801



Marlene B. Debel               Treasurer
1095 Avenue of the Americas
New York, NY 10036


(c) Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:





                                                       (2)
                                                NET UNDERWRITING        (3)            (4)           (5)
                      (1)                         DISCOUNTS AND     COMPENSATION    BROKERAGE       OTHER
         NAME OF PRINCIPAL UNDERWRITER             COMMISSIONS     ON REDEMPTION   COMMISSIONS   COMPENSATION
---------------------------------------------- ------------------ --------------- ------------- -------------
MetLife Investors Distribution Company........ $568,720,128       $0              $0            $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The following companies will maintain possession of the documents required by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

(a) Registrant

(b) MetLife Annuity Operations, 27000 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266

(c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA 02110

(d) MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614

(e) MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614

(f) MetLife, 18210 Crane Nest Drive, Tampa, FL 33647

(g) MetLife, 501 Boylston Street, Boston, MA 02116

(h) MetLife, 200 Park Avenue, New York, NY 10166


ITEM 31. MANAGEMENT SERVICES

Not Applicable.


ITEM 32. UNDERTAKINGS

a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.


                                REPRESENTATIONS

MetLife Investors USA Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Charlotte, and state of North Carolina, on the 13th day of April, 2016.


   METLIFE INVESTORS USA SEPARATE
   ACCOUNT A
   (Registrant)
   By:   METLIFE INSURANCE COMPANY USA
   By:   /s/ Gregory E. Illson
         ------------------------------
         Gregory E. Illson
         Vice President



   By:   METLIFE INSURANCE COMPANY USA
         (Depositor)
   By:   /s/ Gregory E.Illson
         ------------------------------
         Gregory E. Illson
         Vice President

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 13, 2016.


/s/ Eric T. Steigerwalt*           Director, Chairman of the Board, President and Chief
-------------------------------    Executive Officer
Eric T. Steigerwalt

/s/ Myles Lambert*                 Director
-------------------------------
Myles Lambert

/s/ Kieran Mullins*                Director
-------------------------------
Kieran Mullins

/s/ Peter M. Carlson*              Executive Vice President and Chief Accounting Officer
-------------------------------
Peter M. Carlson

/s/ Anant Bhalla*                  Director, Senior Vice President and Chief Financial Officer
-------------------------------
Anant Bhalla



   *By:   /s/ John M. Richards
          -----------------------------------
          John M. Richards, Attorney-In-Fact
          April 13, 2016

* MetLife Investors USA Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewtih.

                               INDEX TO EXHIBITS

10 Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)

13        Powers of Attorney